                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-02354

                            BlackRock Liquidity Funds
               (Exact name of registrant as specified in charter)

                              100 Bellevue Parkway
                              Wilmington, DE 19809
               (Address of principal executive offices) (Zip code)

                                 Brian Kindelan
                              100 Bellevue Parkway
                              Wilmington, DE 19809
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 302-797-2460

                    Date of fiscal year end: October 31, 2004

                    Date of reporting period: April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

The Reports to Shareholders is attached herewith:

FIXED INCOME  LIQUIDITY  EQUITIES  ALTERNATIVES  BLACKROCK SOLUTIONS

BlackRock Liquidity Funds

Semi-Annual Report
April 30, 2004   (Unaudited)

[GRAPHIC]

                                                                       BlackRock

                                    BLACKROCK

                                                            100 Bellevue Parkway
                                                                       4th Floor
                                                             Wilmington,DE 19809
                                                                  (302) 797-2000
                                                                   www.brpif.com

                                                                    June 3, 2004

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of BlackRock Liquidity Funds for the six-month period ended April 30, 2004.

     BlackRock Liquidity Funds offer a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                                        Sincerely,

                                                        /s/ Ralph L. Schlosstein

                                                        Ralph L. Schlosstein
                                                        Chairman & President

                            BLACKROCK LIQUIDITY FUNDS
                                    TEMPFUND

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2004

                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                       PAR
                                                    MATURITY          (000)                VALUE
                                                   ----------   -----------------   -------------------
AGENCY OBLIGATIONS - 13.2%
Federal Home Loan Bank Bonds - 2.9%
     4.88%                                         05/14/04         $ 12,185         $    12,200,040
     3.38%                                         06/15/04           41,500              41,608,890
     4.12%                                         01/14/05           75,065              76,476,448
     1.38%                                         03/28/05          252,000             252,000,001
     1.42%                                         04/04/05          256,000             256,000,000
     1.41%                                         05/09/05          105,000             105,000,000
                                                                                     ---------------
                                                                                         743,285,379
                                                                                     ---------------
Federal Home Loan Mortgage Corporation Bonds - 3.4%
     5.00%                                         05/15/04           56,191              56,268,214
     1.33%                                         08/06/04           85,000              85,002,230
     4.50%                                         08/15/04           40,000              40,378,532
     1.88%                                         01/15/05           59,190              59,373,808
     6.88%                                         01/15/05           57,040              59,211,325
     1.42%                                         03/01/05          250,000             250,000,000
     1.29%                                         03/23/05          270,500             270,500,000
                                                                                     ---------------
                                                                                         820,734,109
                                                                                     ---------------
Federal Home Loan Mortgage Corporation Discount
   Notes - 1.9%
     1.01%                                         06/02/04          112,000             111,899,450
     1.00%                                         06/15/04          350,000             349,562,500
                                                                                     ---------------
                                                                                         461,461,950
                                                                                     ---------------
Federal National Mortgage Association Bonds - 3.8%
     5.62%                                         05/14/04          128,795             128,989,164
     1.02%                                         06/02/04          344,000             343,688,107
     3.00%                                         06/15/04          181,240             181,632,755
     1.54%                                         12/08/04          267,500             267,500,000
                                                                                     ---------------
                                                                                         921,810,026
                                                                                     ---------------
Federal National Mortgage Association Discount
   Notes - 1.2%
     1.01%                                         06/23/04          200,000             199,702,611
     1.00%                                         06/30/04           88,543              88,395,428
                                                                                     ---------------
                                                                                         288,098,039
                                                                                     ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $3,235,389,503)                                                               3,235,389,503
                                                                                     ---------------
CERTIFICATES OF DEPOSIT - 6.6%
Domestic
   Citibank N.A. (A-1+, P-1)
     1.03%                                         06/18/04          300,000             300,000,000
     1.04%                                         06/21/04          250,000             250,000,000
     1.04%                                         06/24/04           76,500              76,500,000
   First Tennessee Bank N.A. (A-1, P-1)
     1.03%                                         05/17/04          180,000             180,000,000
     1.04%                                         06/07/04           20,000              20,000,000
   State Street Bank & Trust Co. (A-1+,
     P-1)
     1.04%                                         06/22/04          135,000             135,000,000

                                                                       PAR
                                                    MATURITY          (000)                VALUE
                                                   ----------   -----------------   -------------------
CERTIFICATES OF DEPOSIT (Continued)
   Wells Fargo Bank N.A. (A-1+, P-1)
     1.03%                                         05/28/04         $650,000           $ 650,000,000
                                                                                       -------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $1,611,500,000)
                                                                                       1,611,500,000
                                                                                       -------------
COMMERCIAL PAPER - 25.8%
Asset Backed Securities - 17.0%
   Amsterdam Funding Corp. (A-1, P-1)
     1.03%                                         05/05/04           84,500              84,490,328
     1.03%                                         05/06/04           75,000              74,989,271
     1.04%                                         05/27/04           25,000              24,981,222
   Barton Capital Corp. (A-1+, P-1)
     1.03%                                         05/07/04          180,154             180,123,074
     1.03%                                         05/14/04          185,490             185,421,008
     1.04%                                         06/10/04           71,775              71,692,060
   Cafco LLC (A-1+, P-1)
     1.03%                                         05/13/04           40,000              39,986,267
     1.03%                                         05/26/04           50,000              49,964,236
     1.04%                                         06/17/04           96,600              96,468,839
     1.04%                                         06/21/04          100,000              99,852,667
   CRC Funding LLC (A-1+, P-1)
     1.04%                                         06/17/04           50,000              49,932,111
     1.04%                                         06/21/04          100,000              99,852,667
     1.04%                                         06/22/04          150,000             149,774,667
   CXC LLC (A-1+, P-1)
     1.03%                                         05/05/04           29,600              29,596,612
   Daimler Chrysler Revolving Auto Co.
     (A-1+, P-1)
     1.04%                                         05/19/04           67,068              67,033,125
   Delaware Funding LLC (A-1+, P-1)
     1.03%                                         05/06/04          101,091             101,076,538
   Edison Asset Securitization LLC (A-1+,
     P-1)
     1.03%                                         06/17/04           68,690              68,597,631
   Fairway Finance Co. LLC (A-1, P-1)
     1.04%                                         05/25/04           20,024              20,010,117
     1.04%                                         06/01/04           15,039              15,026,401
     1.04%                                         06/15/04           50,138              50,072,821
   Falcon Asset Securitization Corp. (A-1,
     P-1)
     1.04%                                         05/18/04           61,803              61,772,648
   Fcar Owner Trust Series I (A-1+, P-1)
     1.03%                                         05/17/04          200,000             199,908,444
     1.04%                                         05/17/04          100,000              99,953,778
     1.03%                                         05/18/04          150,000             149,927,042
   Giro Funding U.S. Corp. (A-1+, P-1)
     1.04%                                         05/17/04           73,925              73,890,830
     1.04%                                         05/18/04           48,946              48,921,962
   Jupiter Securitization Corp. (A-1, P-1)
     1.03%                                         05/04/04          137,905             137,893,163
   Liberty Street Funding Corp. (A-1, P-1)
     1.04%                                         06/21/04           27,000              26,960,220

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    TEMPFUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                  PAR
                                               MATURITY          (000)            VALUE
                                              ----------   -----------------  --------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
   Moat Funding LLC (A-1+, P-1)
     1.04%                                    06/22/04         $ 68,000       $   67,897,849
   Mortgage Interest Networking Trust
     (A-1, P-1)
     1.04%                                    05/03/04          100,000           99,994,222
   Old Line Funding LLC (A-1+, P-1)
     1.03%                                    05/06/04           44,677           44,670,609
   Preferred Receivables Funding Corp.
     (A-1, P-1)
     1.04%                                    05/07/04           75,000           74,987,061
   Regency Markets No. 1 LLC (A-1, P-1)
     1.05%                                    05/07/04           86,205           86,189,914
     1.05%                                    05/20/04           65,044           65,007,955
   Scaldis Capital LLC (A-1+, P-1)
     1.03%                                    05/07/04          200,000          199,965,667
     1.04%                                    05/17/04          179,673          179,589,951
     1.04%                                    05/25/04          161,260          161,148,193
   Sheffield Receivables Corp. (A-1+, P-1)
     1.04%                                    05/25/04          100,000           99,930,667
     1.04%                                    06/17/04           54,545           54,470,940
   Silver Tower US Funding LLC (A-1, P-1)
     1.05%                                    05/17/04          148,000          147,930,933
   Thames Asset Global Securitization
     (A-1, P-1)
     1.04%                                    05/07/04           20,000           19,996,533
     1.04%                                    05/20/04           83,000           82,954,442
     1.04%                                    05/21/04           41,357           41,333,105
   Thunder Bay Funding LLC (A-1, P-1)
     1.03%                                    05/03/04           65,062           65,058,277
     1.03%                                    05/04/04           45,062           45,058,132
     1.03%                                    05/05/04           25,047           25,044,134
     1.03%                                    05/18/04           24,177           24,165,241
     1.03%                                    05/20/04           20,246           20,234,994
     1.04%                                    06/01/04           55,113           55,063,642
   Yorktown Capital LLC (A-1+, P-1)
     1.04%                                    06/02/04          120,505          120,393,600
                                                                              --------------
                                                                               4,139,255,810
                                                                              --------------
Banks - 3.8%
   Deutsche Bank Financial LLC (A-1+,
     P-1)
     1.03%                                    05/21/04          750,000          749,570,833
   Societe Generale N.A. (A-1+, P-1)
     1.04%                                    06/04/04          150,000          149,852,667
   Toronto-Dominion Holdings (A-1, P-1)
     1.02%                                    05/12/04           55,000           54,982,858
                                                                              --------------
                                                                                 954,406,358
                                                                              --------------

                                                                  PAR
                                               MATURITY          (000)             VALUE
                                              ----------   ----------------   --------------
COMMERCIAL PAPER (Continued)
Personal Credit Institutions - 2.5%
   General Electric Capital Corp. (A-1+,
     P-1)
     1.03%                                    05/10/04         $200,000       $  199,948,500
     1.03%                                    06/08/04          100,000           99,891,278
     1.04%                                    06/10/04           75,000           74,913,333
     1.03%                                    06/17/04          225,290          224,987,049
                                                                              --------------
                                                                                 599,740,160
                                                                              --------------
Security Brokers & Dealers - 2.5%
   Bear Stearns & Co., Inc. (A-1, P-1)
     1.03%                                    06/02/04          200,000          199,816,889
   Citigroup Global Markets Holdings
     (A-1+, P-1)
     1.03%                                    05/27/04          400,000          399,702,444
                                                                              --------------
                                                                                 599,519,333
                                                                              --------------
TOTAL COMMERCIAL PAPER
   (Cost $6,292,921,661)                                                       6,292,921,661
                                                                              --------------
MASTER NOTES - 2.9%
Security Brokers & Dealers
   Merrill Lynch Mortgage Capital, Inc.
     (A-1, P-1)(b)
     1.15%                                    05/03/04          310,250          310,250,000
   Morgan Stanley Mortgage Capital, Inc.
     (A-1, P-1)(b)
     1.17%                                    04/30/05          405,000          405,000,000
                                                                              --------------
TOTAL MASTER NOTES
   (Cost $715,250,000)
                                                                                 715,250,000
                                                                              --------------
VARIABLE RATE OBLIGATIONS - 30.1%
Asset Backed Securities - 1.9%
   Racers XL (A-1, P-1)
     1.10%(c)                                 10/22/04          111,000          111,000,000
   SMM Trust Series 2003G (A-1+, P-1)
     1.12%(c)                                 06/03/04          238,000          238,000,000
   SMM Trust Series 2003M (A-1+, P-1)
     1.11%(c)                                 12/15/04          110,000          110,000,000
                                                                              --------------
                                                                                 459,000,000
                                                                              --------------
Banks - 9.8%
   Bank of America N.A. (AA+, Aa1)
     1.05%(c)                                 06/17/04          350,000          350,000,000
     1.05%(c)                                 02/04/05          307,000          307,000,000
   Bank of New York Co. Inc. (A+, Aa3)
     1.09%(c)                                 04/27/05          125,000          125,000,000
   Bank of New York (AA-, Aa2)
     1.03%(c)                                 05/20/05           35,015           35,011,284
   Chase Manhatten Bank (A-1+, P-1)(b)
     1.06%(c)                                 07/07/04          175,000          175,000,000
   LP Pinewood Spv (Wachovia Bank N.A.
     LOC) (A-1, P-1)(b)
     1.10%(c)                                 05/07/04           50,000           50,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   TEMPFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                         PAR
                                                      MATURITY          (000)             VALUE
                                                     ----------   -----------------  --------------
VARIABLE RATE OBLIGATIONS (Continued)
Banks (continued)
   National City Bank of Indiana (A-1, P-1)
     1.04%(c)                                        06/17/04        $  460,000      $  459,988,091
   Wachovia Bank N.A. (A-1, P-1)
     1.30%(c)                                        06/03/04            75,000          75,015,698
     1.28%(c)                                        06/16/04            40,000          40,010,973
     1.05%(c)                                        11/02/04           297,000         297,000,000
   Wells Fargo Bank N.A. (AA, Aaa)
     1.04%(c)                                        06/17/04           282,000         282,000,000
     1.11%(c)                                        05/02/05           190,000         190,004,575
                                                                                     --------------
                                                                                      2,386,030,621
                                                                                     --------------
Federal Home Loan Bank Variable Rate Notes - 4.4%
     1.04%(c)                                        03/21/05           400,000         399,937,537
     1.00%(c)                                        09/08/05           250,000         249,812,910
     0.98%(c)                                        09/12/05           328,000         327,730,317
     0.99%(c)                                        10/03/05           100,000          99,933,811
                                                                                     --------------
                                                                                      1,077,414,575
                                                                                     --------------
Federal Home Loan Mortgage Corporation Variable Rate
   Notes - 2.5%
     1.10%(c)                                        10/07/05           220,000         220,000,000
     1.12%(c)                                        11/07/05           400,000         400,091,212
                                                                                     --------------
                                                                                        620,091,212
                                                                                     --------------
Federal National Mortgage Association Variable Rate
   Notes - 2.0%
     1.04%(c)                                        02/18/05           295,000         294,941,490
     0.99%(c)                                        09/06/05           200,000         199,839,239
                                                                                     --------------
                                                                                        494,780,729
                                                                                     --------------
Insurance - 1.0%
   ING Security Life Insurance (AA3, Aa)
     1.12%(c)                                        05/09/05           150,000         150,000,000
   Metlife Global Funding (AA, Aa2)
     1.24%(c)                                        04/08/05            10,000          10,014,850
     1.14%(c)                                        04/28/05            95,000          95,000,000
                                                                                     --------------
                                                                                        255,014,850
                                                                                     --------------
Municipal Bonds - 0.4%
   California Housing Finance Agency RB
     (Taxable Home Meeting Project)
     Series 1998 DN (A-1+, VMIG-1)
     1.07%(c)                                        05/07/04            36,500          36,500,000
   Hayes Brake Holdings RB Series 2003
     DN (National City Bank N.A. LOC)
     (A-1, P-1)(b)
     1.15%(c)                                        05/07/04            11,110          11,110,000

                                                                         PAR
                                                      MATURITY          (000)             VALUE
                                                     ----------   -----------------  --------------
VARIABLE RATE OBLIGATIONS (Continued)
Municipal Bonds (continued)
   North Carolina Medical Care
     Commission Hospital RB (Baptist
     Hospital Project) Series 2000 DN
     (Wachovia Bank N.A. LOC) (A-1,
     VMIG-1)
     1.09%(c)                                        05/07/04        $    1,300      $    1,300,000
   Texas GO (Veterans Housing Assesment
     Project) Series 1999A-2 DN (A-1+, VMIG-1)
     1.07%(c)                                        05/07/04            43,100          43,100,000
                                                                                     --------------
                                                                                         92,010,000
                                                                                     --------------
Personal Credit Institutions - 2.2%
   General Electric Capital Corp. (AAA,
     Aaa)
     1.26%(c)                                        09/15/04            20,000          20,015,691
     1.25%(c)                                        02/03/05           130,000         130,177,236
     1.18%(c)                                        02/16/05           382,000         382,114,320
                                                                                     --------------
                                                                                        532,307,247
                                                                                     --------------
Security Brokers & Dealers - 5.9%
   Merrill Lynch Government Securities,
     Inc. (A+, Aa3)
     1.06%(c)                                        01/05/05           328,000         328,000,000
     1.22%(c)                                        04/11/05           459,000         459,344,317
   Morgan Stanley & Co., Inc. (A+, Aa3)
     1.39%(c)                                        12/13/04            96,000          96,197,182
     1.22%(c)                                        05/13/05           550,000         550,443,810
                                                                                     --------------
                                                                                      1,433,985,309
                                                                                     --------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $7,350,634,543)
                                                                                      7,350,634,543
                                                                                     --------------
MEDIUM TERM NOTES - 1.6%
Security Brokers & Dealers
   Goldman Sachs Group PN (A-1, P-1)
     1.21%
   (Cost $400,000,000)                               05/18/04           400,000         400,000,000
                                                                                     --------------
TIME DEPOSITS - 5.0%
   Citibank N.A. (A-1+, P-1)
     9.90%
   (Cost $1,209,000,000)                             05/03/04         1,209,000       1,209,000,000
                                                                                     --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    TEMPFUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                         PAR
                                                   MATURITY             (000)             VALUE
                                              -----------------   -----------------   ---------------
REPURCHASE AGREEMENTS - 14.7%
J.P. Morgan Securities, Inc.
   0.83%                                       05/03/04               $200,000        $200,000,000
   (Agreement dated 04/30/04 to be
     repurchased at $200,013,833,
     collateralized by $207,161,000
     Federal Home Loan Bank Discount
     Notes and Federal National Mortgage
     Association Medium Term Notes 0.00%
     to 5.21% due from 05/03/04 to 12/27/18.
     The value of the collateral is
     $206,000,822.)
Merrill Lynch Government Securities, Inc.
   1.02%                                       05/24/04(d)             500,000         500,000,000
   (Agreement dated 03/10/04 to be
     repurchased at $501,062,500,
     collateralized by $834,823,315 Federal
     Home Loan Mortgage Corporation Bonds
     and Federal National Mortgage Association
     Bonds 4.50% to 9.50%, due from 06/01/04
     to 04/01/34. The value of the collateral is
     $515,002,323.)
Morgan Stanley & Co., Inc.
   1.03%                                       05/03/04                249,000         249,000,000
   (Agreement dated 04/30/04 to be
     repurchased at $249,021,373
     collateralized by $1,017,706,791
     Federal Home Loan Mortgage Corporation
     Adjustable Rate Mortgage Notes and Bonds,
     Federal National Mortgage Association
     Bonds, Discount Notes and Variable Rate
     Notes 0.00% to 12.00% due from 05/30/04
     to 05/01/34. The value of the collateral
     is $258,087,610.)
Morgan Stanley & Co., Inc.
   1.04%                                       05/03/04                201,900         201,900,000
   (Agreement dated 04/30/04 to be
     repurchased at $201,917,498,
     collateralized by $825,200,807
     Federal Home Loan Mortgage Corporation
     Adjustable Rate Mortgage Notes and Bonds,
     Federal National Mortgage Association
     Bonds, Discount Notes and Variable Rate
     Notes 0.00% to 12.00% due from 05/30/04
     to 05/01/34. The value of the collateral
     is $209,268,628.)

                                                                         PAR
                                                   MATURITY             (000)             VALUE
                                              -----------------   -----------------   ---------------
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley & Co., Inc.
   1.06%                                       05/03/04               $142,000        $142,000,000
   (Agreement dated 04/30/03 to be
     repurchased at $142,012,543,
     collateralized by $580,378,973
     Federal Home Loan Mortgage
     Corporation Adjustable Rate
     Mortgage Notes and Bonds, Federal
     National Mortgage Association Bonds,
     Discount Notes and Variable Rate Notes
     0.00% to 12.00% due from 05/30/04 to
     05/01/34. The value of the collateral
     is $147,182,492.)
PNC Bank N.A.(e)
   0.76%                                       05/03/04                131,600         131,600,000
   (Agreement dated 04/30/04 to be
     repurchased at $131,608,335,
     collateralized by $300,000,000
     Federal National Mortgage Association
     Bonds 2.92% due 08/15/07. The value of
     the collateral is $303,468,000.)
UBS Securities LLC
   1.05%                                       05/03/04                150,000         150,000,000
   (Agreement dated 04/30/04 to be
     repurchased at $150,013,125,
     collateralized by $232,930,398
     Federal Home Loan Mortgage
     Corporation Bonds and Federal
     National Mortgage Association
     Bonds 4.50% to 8.00% due from
     11/01/11 to 03/01/34. The value
     of the collateral is $154,504,167.)
UBS Securities LLC
   1.06%                                       05/03/04                122,900         122,900,000
   (Agreement dated 04/30/04 to be
     repurchased at $122,910,856,
     collateralized by $246,956,139
     Federal Home Loan Mortgage
     Corporation Bonds and Federal
     National Mortgage Association
     Bonds 5.00% to 11.00% due from
     06/01/05 to 04/01/31. The value
     of the collateral is $126,591,849.)
UBS Securities LLC
   1.03%                                       05/26/04(d)             500,000         500,000,000
   (Agreement dated 04/21/04 to be
     repurchased at $500,500,694,
     collateralized by $1,533,425,715
     Federal Home Loan Mortgage
     Corporation Bonds, Federal National
     Mortgage Association Bonds and
     Strips 0.00% to 11.50% due from
     08/01/09 to 04/01/34. The value
     of the collateral is $515,004,020.)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   TEMPFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                    PAR
                                                 MATURITY          (000)          VALUE
                                            -----------------   -----------  --------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
    1.03%                                    06/18/04(d)        $500,000     $  500,000,000
   (Agreement dated 03/10/04 to be
     repurchased at $501,430,556,
     collateralized by $1,818,952,391
     Federal National Mortgage
     Association Strips 0.00% due from
     07/01/18 to 01/01/34. The value of
     the collateral is $515,000,662.)
UBS Securities LLC
    1.03%                                    06/30/04(d)         200,000        200,000,000
   (Agreement dated 03/24/04 to be
     repurchased at $200,560,778,
     collateralized by Federal Home Loan
     Mortgage Corporation Bonds and
     Federal National Mortgage Association
     Bonds 4.50% to 8.00% due
     from 01/01/09 to 05/01/34. The value
     of the collateral is $ 206,000,128.)
UBS Securities LLC
    1.03%                                    06/30/04(d)         300,000        300,000,000
   (Agreement dated 03/25/04 to be
     repurchased at $300,832,583,
     collateralized by $529,484,786 Federal
     Home Loan Mortgage Corporation Bonds
     and Federal National Mortgage
     Association Bonds 4.00% to 8.50% due
     from 02/01/08 to 05/01/34. The value of
     the collateral is $309,001,862.)
UBS Securities LLC
    1.03%                                    06/30/04(d)         100,000        100,000,000
   (Agreement dated 03/25/04 to be
     repurchased at $100,277,528,
     collateralized by $149,860,000 Federal
     Home Loan Mortgage Corporation Bonds
     and Federal National Mortgage
     Association Bonds 5.00% to 6.00% due
     from 08/01/07 to 07/01/33. The value of
     the collateral is $103,003,457.)
UBS Securities LLC
    1.06%                                    06/30/04(d)         300,000        300,000,000
   (Agreement dated 04/05/04 to be
     repurchased at $300,759,667,
     collateralized by $421,331,751 Federal
     Home Loan Mortgage Corporation Bonds
     and Federal National Mortgage
     Association Bonds 4.50% to 7.50% due
     from 10/01/13 to 04/01/34. The value of
     the collateral is $309,001,832.)
                                                                             --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,597,400,000)                                                      3,597,400,000
                                                                             --------------

                                                                                 VALUE
                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $24,412,095,707(a))                                       99.9%    $24,412,095,707
OTHER ASSETS IN EXCESS
   OF LIABILITIES                                                   0.1%         24,195,249
                                                                  -----     ---------------
NET ASSETS (Equivalent to
   $1.00 per share based on
   20,570,003,163
   Institutional Shares,
   3,437,241,938 Dollar
   Shares, 245,894,176 Cash
   Management Shares,
   365,652 Administration
   Shares, 176,849,033 Bear
   Stearns Shares and
   6,178,825 Bear Stearns
   Private Client Shares
   outstanding)                                                   100.0%    $24,436,290,956
                                                                  =====     ===============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($20,569,799,847/20,570,003,163)                                                 $  1.00
                                                                                    =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   DOLLAR SHARE
   ($3,437,199,886/3,437,241,938)                                                   $  1.00
                                                                                    =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   CASH MANAGEMENT SHARE
   ($245,895,925/245,894,176)                                                       $  1.00
                                                                                    =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   ADMINISTRATION SHARE
   ($365,657/365,652)                                                               $  1.00
                                                                                    =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS SHARE
   ($176,850,816/176,849,033)                                                       $  1.00
                                                                                    =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PRIVATE CLIENT SHARE
   ($6,178,825/6,178,825)                                                           $  1.00
                                                                                    =======

----------------------

 (a) Aggregate cost for Federal tax purposes.
 (b) Ratings reflect those of guarantor.
 (c) Rates shown are the rates as of April 30, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (d) Agreement has a putable option where principal and interest owed can be recovered through demand in seven days.
 (e) Pursuant to an exemptive order TempFund may enter into overnight repurchase transactions with certain affiliated parties, which may include the PNC Financial Services Group, Inc.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   TEMPFUND
                      STATEMENT OF NET ASSETS (CONCLUDED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                    TEMPFUND
                              MATURITY INFORMATION

                                 APRIL 30, 2004
                                   (UNAUDITED)

       MATURITY                  PAR           PERCENTAGE
----------------------   ------------------   -----------
         1 - 30 Days     $14,992,912,000       61.4%
        31 - 60 Days       6,044,935,000       24.8
        61 - 90 Days       1,656,793,000        6.8
       91 - 120 Days         125,000,000        0.5
       Over 150 Days       1,592,295,000        6.5
                                              -----
                                              100.0
                                              =====

                      Average Weighted Maturity - 44 days

-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            BLACKROCK LIQUIDITY FUNDS
                                    TEMPCASH

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2004

                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                       PAR
                                                    MATURITY          (000)                VALUE
                                                   ----------   -----------------   -------------------
AGENCY OBLIGATIONS - 7.6%
Federal Home Loan Bank Bonds - 3.0%
     3.38%                                         06/15/04         $100,000        $ 100,263,733
     1.38%                                         03/28/05          115,000          115,000,000
     1.42%                                         04/04/05          127,000          127,000,000
                                                                                    -------------
                                                                                      342,263,733
                                                                                    -------------
Federal Home Loan Mortgage Corporation Bonds - 1.0%
     1.32%                                         05/15/04            2,600            2,598,667
     1.29%                                         03/23/05          115,000          115,000,000
                                                                                    -------------
                                                                                      117,598,667
                                                                                    -------------
Federal Home Loan Mortgage Corporation Discount
   Notes - 1.3%
     1.00%                                         06/15/04          145,000          144,818,750
                                                                                    -------------
Federal National Mortgage Association Bonds - 2.3%
     5.62%                                         05/14/04           51,787           51,864,866
     1.54%                                         12/08/04          150,000          150,000,000
     1.62%                                         12/08/04           55,000           55,000,000
                                                                                    -------------
                                                                                      256,864,866
                                                                                    -------------
TOTAL AGENCY OBLIGATIONS
   (Cost $861,546,016)                                                                861,546,016
                                                                                    -------------
CERTIFICATES OF DEPOSIT - 20.8%
Domestic - 5.8%
   Citibank N.A. (A-1+,P-1)
     1.04%                                         06/24/04           45,500           45,500,000
     1.04%                                         06/29/04           14,020           14,019,539
   State Street Bank & Trust Co. (A-1+,P-1)
     1.04%                                         06/22/04           60,000           60,000,000
   Washington Mutual Bank (A-2,P-1)
     1.06%                                         06/08/04          450,000          450,000,000
     1.06%                                         06/08/04          100,000          100,000,000
                                                                                    -------------
                                                                                      669,519,539
                                                                                    -------------
Euro Dollar - 4.6%
   Barclays Bank PLC (A-1+,P-1)
     1.36%                                         08/05/04          100,000           99,990,798
   DEPFA Bank Europe PLC (A-1+,P-1)
     1.14%                                         06/14/04          338,000          338,034,238
   KBC Bank N.V. (A-1,P-1)
     1.05%                                         05/28/04           92,000           92,000,689
                                                                                    -------------
                                                                                      530,025,725
                                                                                    -------------
Yankee Dollar - 10.4%
   Banco Santander Puerto Rico (A-1,P-1)
     1.05%                                         05/24/04           75,000           75,000,000
   Banque Nationale de Paribas Yankee
     (A-1+,P-1)
     1.48%                                         01/11/05          200,000          199,979,090
   Canadian Imperial Bank New York
     1.06%                                         05/28/04          141,500          141,499,491

                                                                       PAR
                                                    MATURITY          (000)            VALUE
                                                   ----------   -----------------  --------------
CERTIFICATES OF DEPOSIT (Continued)
Yankee Dollar (continued)
   Foreningssparbanken AB (Swedbank)
     (A-1,P-1)
     1.44%                                         03/01/05         $228,500       $  228,471,543
   Fortis Bank (A-1+,P-1)
     1.38%                                         09/03/04           50,000           50,021,059
   Societe Generale (A-1+,P-1)
     1.44%                                         05/09/05          124,000          123,981,027
   Svenska Handelsbanken (A-1,P-1)
     1.28%                                         05/04/04          100,000           99,999,918
   UBS AG Stamford (A-1+,P-1)
     1.39%                                         08/05/04          160,000          159,995,771
   Westdeutsche Landesbank New York
     (A-1+,P-1)
     1.50%                                         01/10/05          102,000          101,982,305
                                                                                   --------------
                                                                                    1,180,930,204
                                                                                   --------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $2,380,475,468)                                                            2,380,475,468
                                                                                   --------------
COMMERCIAL PAPER - 12.0%
Asset Backed Securities - 8.8%
   Atomium Funding Corp. (A-1,P-1)
     1.05%                                         05/19/04           65,000           64,965,875
     1.05%                                         05/25/04           42,052           42,022,564
   Barton Capital Corp. (A-1+,P-1)
     1.04%                                         06/10/04           25,000           24,971,111
   Cafco LLC (A-1+,P-1)
     1.04%                                         06/17/04           75,000           74,898,167
     1.04%                                         06/28/04           98,000           97,835,796
   CRC Funding LLC (A-1+,P-1)
     1.04%                                         06/24/04           98,000           97,847,120
   Crown Point Capital Co. (A-1,P-1)
     1.04%                                         06/11/04           30,441           30,404,943
   Fairway Finance Co. LLC (A-1,P-1)
     1.04%                                         05/26/04           44,000           43,968,222
   Giro Funding U.S. Corp. (A-1+,P-1)
     1.04%                                         05/18/04           20,865           20,854,753
   Moat Funding LLC (A-1+,P-1)
     1.04%                                         06/22/04           32,000           31,951,929
   Regency Markets No. 1 LLC (A-1,P-1)
     1.05%                                         05/07/04           16,602           16,599,095
   Scaldis Capital LLC (A-1+,P-1)
     1.04%                                         05/25/04           62,240           62,196,847
   Sheffield Receivables Corp. (A-1+,P-1)
     1.04%                                         06/17/04           25,455           25,420,438
   Thames Asset Global Securitization
     (A-1,P-1)
     1.04%                                         05/07/04           23,084           23,079,999
     1.04%                                         05/20/04           30,772           30,755,110
     1.04%                                         05/21/04            7,315            7,310,774

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    TEMPCASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------


                                                                         PAR
                                                     MATURITY           (000)             VALUE
                                                     --------         --------       --------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
   Victory Receivables Corp. (A-1,P-1)
     1.05%                                           05/10/04         $ 75,716       $   75,696,125
     1.06%                                           05/12/04           40,544           40,530,867
     1.05%                                           05/18/04           59,619           59,589,439
     1.05%                                           05/19/04           87,517           87,471,054
   Yorktown Capital LLC (A-1+,P-1)
     1.04%                                           06/02/04           54,495           54,444,621
                                                                                     --------------
                                                                                      1,012,814,849
                                                                                     --------------
Banks - 0.7%
   Toronto-Dominion Holdings (A-1,P-1)
     1.04%                                           06/23/04           90,000           89,862,862
                                                                                     --------------
Canned, Frozen, Preserved Fruit - 0.3%
   Sara Lee Corp. (A-1,P-2)
     0.86%                                           05/24/04           30,000           29,979,875
                                                                                     --------------
Personal Credit Institutions - 1.3%
   General Electric Capital Corp. (A-1+,P-1)
     1.04%                                           06/10/04          146,373          146,203,859
                                                                                     --------------
Security Brokers & Dealers - 0.9%
   Citigroup Global Markets Holdings
     (A-1+,P-1)
     1.03%                                           06/15/04          100,000           99,871,250
                                                                                     --------------
TOTAL COMMERCIAL PAPER
   (Cost $1,378,732,695)                                                              1,378,732,695
                                                                                     --------------
MASTER NOTES - 3.0%
Security Brokers & Dealers
   Merrill Lynch Mortgage Capital, Inc.
     (A-1,P-1)(b)
     1.15%                                           05/03/04          141,750          141,750,000
   Morgan Stanley Mortgage Capital, Inc.
     (A-1,P-1)(b)
     1.17%                                           04/30/05          202,000          202,000,000
                                                                                     --------------
TOTAL MASTER NOTES
   (Cost $343,750,000)                                                                  343,750,000
                                                                                     --------------
VARIABLE RATE OBLIGATIONS - 35.6%
Asset Backed Securities - 0.5%
   Racers XL (A-1,P-1)
     1.10%(c)                                        10/22/04           54,000           54,000,000
                                                                                     --------------
Banks - 13.8%
   Bank of America N.A. (AA+,Aa1)
     1.05%(c)                                        06/17/04          200,000          200,000,000
     1.05%(c)                                        02/04/05          206,000          206,000,000
   Bank of New York Co. (AA-,Aa2)
     1.03%(c)                                        05/20/05           13,920           13,918,523
   Bank of Nova Scotia (A+,Aa3)
     1.20%(c)                                        07/18/04           15,000           15,002,733
   Bank of Scotland New York (AA,Aa2)
     1.04%(c)                                        11/29/04           15,000           14,997,465

                                                                         PAR
                                                     MATURITY           (000)           VALUE
                                                     --------         ---------     --------------
VARIABLE RATE OBLIGATIONS (Continued)
Banks (continued)
   Banque Nationale de Paribas New York
     (A-1+,P-1)
     1.03%(c)                                        06/17/04         $250,000      $   249,993,528
   Citigroup, Inc. (AA-,Aa1)
     1.20%(c)                                        02/07/05           90,000           90,086,757
   HBOS Treasury Services PLC (A-1+,P-1)
     1.10%(c)                                        04/22/05          150,000          150,000,000
   Natexis Banque (Aa3)
     1.07%(c)                                        12/13/04           50,000           49,999,661
   National City Bank of Indiana (A-1,P-1)
     1.04%(c)                                        06/17/04          420,000          419,989,127
   Toronto Dominion Bank (A-1,P-1)
     1.05%(c)                                        08/24/04           50,000           49,995,609
   Westpac Banking Corp. (Aa3)
     1.12%(c)                                        03/11/05          108,250          108,250,000
                                                                                    ---------------
                                                                                      1,568,233,403
                                                                                    ---------------
Federal Home Loan Bank Variable Rate Notes - 3.5%
   Federal Home Loan Bank Variable Rate
     Notes
     0.98%(c)                                        09/12/05          200,000          199,835,558
     0.99%(c)                                        10/03/05          200,000          199,867,623
                                                                                    ---------------
                                                                                        399,703,181
                                                                                    ---------------
Federal Home Loan Mortgage Corporation Variable Rate
   Notes - 2.6%
   Federal Home Loan Mortgage
     Corporation Variable Rate Notes
     1.10%(c)                                        10/07/05          100,000          100,000,000
     1.12%(c)                                        11/07/05          200,000          200,045,606
                                                                                    ---------------
                                                                                        300,045,606
                                                                                    ---------------
Federal National Mortgage Association Variable Rate
   Notes - 0.9%
   Federal National Mortgage Association
     Variable Rate Notes
     1.04%(c)                                        02/18/05          100,000           99,980,168
                                                                                    ---------------
Insurance - 2.9%
   Allstate Life Global Funding II (AA,Aa2)
     1.12%(c)                                        05/16/05          100,000           99,999,999
   Allstate Life Insurance Co. (A-1+,P-1)
     1.24%(c)                                        05/03/04           50,000           50,000,000
   ING Security Life Insurance (AA,Aa3)
     1.30%(c)                                        04/28/05           61,500           61,602,593
   John Hancock Global Funding II (AA,Aa3)
     1.21%(c)                                        09/13/04           45,000           45,022,006
     1.26%(c)                                        09/27/04           49,500           49,534,918
   Metlife Global Funding (AA,Aa2)
     1.14%(c)                                        04/28/05           40,000           40,000,000
                                                                                    ---------------
                                                                                        346,159,516
                                                                                    ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    TEMPCASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------


                                                                  PAR
                                                MATURITY         (000)                  VALUE
                                                --------       ---------           --------------
VARIABLE RATE OBLIGATIONS (Continued)
Life Insurance - 4.4%
   Monumental Life Insurance Co.
     (A-1+,P-1)
           1.26%(c)                             05/09/05       $ 200,000           $  200,000,000
   New York Life Insurance Co. (A-1+,P-1)
           1.20%(c)                             04/13/05         300,000              300,000,000

                                                                                   --------------
                                                                                      500,000,000
                                                                                   --------------
Municipal Bonds - 1.0%
   California Housing Finance Agency RB
     (Multi-Family Housing Project) Series
     2000A AMT DN (A-1+,VMIG-1)
           1.12%(c)                             05/07/04          19,890               19,890,000
   Daybreak Operations LLC Series 2002
     DN (U.S. Bank N.A. LOC) (A-1,P-1)(b)
           1.15%(c)                             05/07/04              25                   25,000
   New York State Housing Finance Agency
     RB (Victory Housing Project) Series
     2000B DN (KeyBank N.A. LOC)
     (VMIG-1)(b)
           1.07%(c)                             05/07/04           7,770                7,770,000
   New York State Housing Finance Agency
     RB Series 2003B DN (VMIG-1)
           1.07%(c)                             05/07/04          22,900               22,900,000
   North Carolina Housing Financing
     Authority RB Series 2002R II ROC175
     DN (VMIG-1)
           1.19%(c)                             05/07/04           6,695                6,695,000
   Savannah College RB (Art & Design
     Project) Series 2004 DN
           1.10%(c)                             05/07/04           8,000                8,000,000
   Shipley Group LP RB Series 2004 MB
     (VMIG-1)
           1.25%(c)                             05/03/04          18,210               18,210,000
   Wisconsin State RB (MB & B Holdings
     LLC Project) DN (Marshall & Ilsley
     Bank LOC)
           1.20%(c)                             05/07/04           7,130                7,130,000
           1.20%(c)                             05/07/04           3,885                3,885,000
   Wisconsin State RB (North Square
     Associates LLP Project) DN (Marshall
     & Ilsley Bank LOC)
           1.20%(c)                             05/07/04          15,000               15,000,000
                                                                                   --------------
                                                                                      109,505,000
                                                                                   --------------
Personal Credit Institutions - 1.9%
   General Electric Capital Corp. (AAA,Aaa)
           1.26%(c)                             09/15/04          25,000               25,019,946
           1.18%(c)                             02/16/05          92,000               92,024,563
           1.18%(c)
                                                05/09/05         100,000               99,999,999
                                                                                   --------------
                                                                                      217,044,508
                                                                                   --------------

                                                                  PAR
                                                MATURITY         (000)                 VALUE
                                                --------       ----------          -------------
VARIABLE RATE OBLIGATIONS (Continued)
Security Brokers & Dealers - 4.1%
   Merrill Lynch Government Securities,
     Inc. (A+,Aa3)
           1.06%(c)                             01/05/05       $ 100,000           $  100,000,001
           1.22%(c)                             04/11/05         300,000              300,168,564
   Salomon Smith Barney Holdings
     (A-1,P-1)
           1.26%(c)                             12/13/04          65,000               65,080,874

                                                                                   --------------
                                                                                      465,249,439
                                                                                   --------------

TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $4,059,920,821)
                                                                                    4,059,920,821
                                                                                   --------------
MUNICIPAL BONDS - 0.2%
California - 0.2%
   Oakland County GO Series 2004 TRAN
     (SP-1+,MIG-1)
           1.62%                                05/01/05          25,000               25,070,413
                                                                                   --------------
TOTAL MUNICIPAL BONDS
   (Cost $25,070,413)                                                                  25,070,413
                                                                                   --------------
MEDIUM TERM NOTES - 2.4%
Security Brokers & Dealers
   Goldman Sachs Group, Inc. (A-1,P-1)
           1.23%
   (Cost $275,000,000)                          05/18/04         275,000              275,000,000
                                                                                   --------------
TIME DEPOSITS - 9.5%
   KeyBank N.A. (A-1,P-1)
           1.00%
   (Cost $1,031,000,000)                        05/03/04       1,031,000            1,031,000,000
                                                                                   --------------
REPURCHASE AGREEMENTS - 4.4%
Morgan Stanley & Co., Inc.
           1.04%                                05/03/04          60,000               60,000,000
   (Agreement dated 4/30/04 to be
     repurchased at $60,005,200,
     collateralized by $63,385,000
     Federal Home Loan Mortgage Corporation
     Medium Term Notes and Federal National
     Mortgage Association Discount Notes
     0.00% to 4.50% due from 09/08/04 to 12/16/10.
     The value of the collateral is
     $61,872,724.)

UBS Securities LLC
           1.05%                                05/03/04          94,273               94,273,000
   (Agreement dated 4/30/04 to be
     repurchased at $94,281,249,
     collateralized by $152,522,966 Federal
     Home Loan Mortgage Corporation Bonds and
     Federal National Mortgage Association
     Bonds 5.50% to 6.50% due from 04/01/14 to
     02/01/34. The value of the collateral is
     $97,101,478.)


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    TEMPCASH
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                     PAR
                                                 MATURITY           (000)             VALUE
                                               ------------       --------      ---------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
   1.06%                                       05/03/04           $144,470      $   144,470,000
   (Agreement dated 4/30/04 to be
     repurchased at $144,482,762,
     collateralized by $310,635,000 Federal
     National Mortgage Association Bonds
     5.00% to 7.00% due from 11/01/13 to
     12/01/18. The value of the collateral is
     $148,806,915.)
UBS Securities LLC
   1.06%                                       06/30/04(d)         200,000          200,000,000
   (Agreement dated 4/02/04 to be
     repurchased at $200,524,111,
     collateralized by $235,163,157 Federal
     Home Loan Mortgage Corporation Bonds
     and Federal National Mortgage Association
     Bonds 5.00% to 6.00% due from 03/01/18 to
     04/01/34. The value of the collateral is
     $206,000,789.)
                                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $498,743,000)                                                              498,743,000
                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $10,854,238,413(a))                                          95.5%      10,854,238,413
OTHER ASSETS IN EXCESS
OF LIABILITIES                                                         4.5%         509,007,193
                                                                  --------      ---------------
NET ASSETS (Equivalent to
   $1.00 per share based on
   10,864,284,355
   Institutional Shares,
   498,955,459 Dollar Shares,
   2,145 Bear Stearns
   Premier Select Shares and
   3,290 Bear Stearns
   Premier Shares
   outstanding)                                                      100.0%     $11,363,245,606
                                                                  ========      ===============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($10,864,284,641/10,864,284,355)                                                    $   1.00
                                                                                       ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   DOLLAR SHARE
   ($498,955,530/498,955,459)                                                          $   1.00
                                                                                       ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SELECT SHARE
   ($2,145/2,145)                                                                      $   1.00
                                                                                       ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SHARE
   ($3,290/3,290)                                                                      $   1.00
                                                                                       ========

-------------------

     (a)  Aggregate cost for Federal tax purposes.
     (b)  Ratings reflect those of guarantor.
     (c) Rates shown are the rates as of April 30, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
     (d) Agreement has a putable option where principal and interest owed can be recovered through demand in seven days.

--------------------------------------------------------------------------------

                                    TEMPCASH
                              MATURITY INFORMATION
                                 APRIL 30, 2004
                                   (UNAUDITED)

     MATURITY              PAR            PERCENTAGE
   -------------     ---------------     ------------
      1 - 30 Days    $ 5,255,381,000          48.4%
     31 - 60 Days      3,245,034,000          29.9
     61 - 90 Days        903,250,000           8.3
    91 - 120 Days        160,000,000           1.5
   121 - 150 Days         50,000,000           0.5
    Over 150 Days      1,241,500,000          11.4
                                            ------
                                             100.0
                                            ======

                      Average Weighted Maturity - 61 days

-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            BLACKROCK LIQUIDITY FUNDS
                                     FEDFUND

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2004

                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                              PAR
                                                              MATURITY       (000)            VALUE
                                                             ----------   ------------    -------------
AGENCY OBLIGATIONS - 62.9%
Federal Farm Credit Bank Variable Rate Notes - 6.8%
                0.97%(b)                                      05/05/04     $ 33,000       $  32,999,930
                1.00%(b)                                      02/07/05      150,000         149,982,640
                                                                                          -------------
                                                                                            182,982,570
                                                                                          -------------
Federal Home Loan Bank Bonds - 7.1%
                1.06%                                         05/03/04      100,000          99,994,111
                0.94%                                         05/05/04        2,166           2,165,774
                3.38%                                         05/14/04        3,995           3,997,838
                4.88%                                         05/14/04        9,000           9,011,686
                7.12%                                         05/14/04        4,885           4,894,932
                3.38%                                         06/15/04        1,495           1,499,381
                1.45%                                         01/11/05       15,000          15,003,033
                1.38%                                         03/28/05       26,000          26,000,000
                1.42%                                         04/04/05       15,000          15,000,000
                1.41%                                         05/09/05       12,000          12,000,000
                                                                                          -------------
                                                                                            189,566,755
                                                                                          -------------
Federal Home Loan Bank Variable Rate Notes - 16.7%
                0.96%(b)                                      05/27/04       65,000          64,997,907
                0.97%(b)                                      07/06/04       20,000          19,999,083
                0.98%(b)                                      08/25/04       60,000          59,993,301
                1.04%(b)                                      03/21/05      102,000         101,984,072
                1.00%(b)                                      09/08/05      102,000         101,923,667
                0.98%(b)                                      09/12/05       50,000          49,958,890
                0.99%(b)                                      10/03/05       50,000          49,966,906
                                                                                          -------------
                                                                                            448,823,826
                                                                                          -------------
Federal Home Loan Mortgage Corporation Bonds - 5.8%
                5.00%                                         05/15/04       12,452          12,470,579
                0.98%                                         05/25/04        3,000           2,998,040
                6.72%                                         05/28/04        4,000           4,016,170
                3.00%                                         07/15/04       25,000          25,098,818
                4.50%                                         08/15/04       10,000          10,094,633
                3.25%                                         11/15/04       25,000          25,247,809
                1.46%                                         11/17/04       25,000          25,000,000
                1.42%                                         03/01/05       25,000          25,000,000
                1.29%                                         03/23/05       29,000          29,000,000
                                                                                          -------------
                                                                                            158,926,049
                                                                                          -------------
Federal National Mortgage Association Bonds - 1.2%
                5.62%                                         05/14/04        1,000           1,001,642
                3.00%                                         06/15/04       30,000          30,066,536
                                                                                          -------------
                                                                                             31,068,178
                                                                                          -------------
Federal National Mortgage Association Discount
   Notes - 1.8%
                1.32%                                         05/15/04        2,340           2,338,801
                1.19%                                         08/20/04       20,000          19,926,617
                1.33%                                         08/20/04       25,000          24,897,479
                                                                                          -------------
                                                                                             47,162,897
                                                                                          -------------
Federal National Mortgage Association Variable Rate
   Notes - 21.6%
                1.00%(b)                                      12/20/04      150,000         149,932,561

                                                                              PAR
                                                              MATURITY       (000)           VALUE
                                                             ----------   ------------   -------------
AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Association
   Variable Rate Notes (continued)
                1.07%(b)                                      01/28/05     $ 50,000      $   49,981,114
                1.04%(b)                                      02/18/05      100,000          99,983,597
                1.04%(b)                                      03/23/05      100,000          99,986,531
                1.03%(b)                                      06/09/05       50,000          49,995,569
                0.98%(b)                                      08/29/05       50,000          49,968,255
                0.99%(b)                                      09/06/05       80,000          79,935,696
                                                                                         --------------
                                                                                            579,783,323
                                                                                         --------------
Student Loan Marketing Association Bonds - 1.9%
                5.00%                                         06/30/04       50,000          50,313,233
                                                                                         --------------
TOTAL AGENCY OBLIGATIONS
   (Cost $1,688,626,831)                                                                  1,688,626,831
                                                                                         --------------
REPURCHASE AGREEMENTS - 37.0%
Deutsche Bank Securities, Inc.
   1.03%                                                      06/01/04(c)   100,000         100,000,000
   (Agreement dated 04/02/04 to be
     repurchased at $100,171,667, collateralized
     by $140,069,174 Federal Home Loan Mortgage Corporation
     Adjustable Rate Mortgage Notes and Federal National
     Mortgage Association Bonds 3.37% to 7.00% due from
     11/01/18 to 03/01/34. The value of the collateral
     is $103,000,000.)

Goldman Sachs & Co.
   1.02%                                                      05/19/04(c)    75,000        75,000,000
   (Agreement dated 04/26/04 to be
     repurchased at $75,048,875, collateralized
     by $78,411,899 Federal National Mortgage
     Association Bonds 5.50% due 02/01/34.
     The value of the collateral
     is $77,250,001.)

Morgan Stanley & Co., Inc.
   1.03%                                                      05/03/04      200,000       200,000,000
   (Agreement dated 04/30/04 to be
     repurchased at $200,017,167, collateralized
     by $197,892,768 Federal Home Loan Bank Bonds
     and Discount Notes, Federal Home Loan Mortgage
     Corporation Discount Notes and Federal National
     Mortgage Association Medium Term Notes 0.00% to
     7.00% due from 05/03/04 to 07/15/13.
     The value of the collateral
     is $206,189,278.)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    FEDFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                  PAR
                                                  MATURITY       (000)            VALUE
                                                 ----------    ---------        ---------
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley & Co., Inc.
   1.04%                                         05/03/04      $ 201,000      $  201,000,000
   (Agreement dated 04/30/04 to be
     repurchased at $201,017,420,
     collateralized by $198,882,232
     Federal Home Loan Bank Bonds and
     Discount Notes, Federal Home Loan
     Mortgage Corporation Discount Notes
     and Federal National Mortgage Association
     Medium Term Notes 0.00% to 7.00% due
     from 05/03/04 to 07/15/13.The value of
     the collateral is
     $207,220,224.)
PNC Bank N.A.(d)
   0.76%                                         05/03/04         24,500          24,500,000
   (Agreement dated 04/30/04 to be
     repurchased at $24,501,557, collateralized
     by $100,000,000 Federal National Mortgage
     Association Bonds 2.92% due 08/15/07. The
     value of the collateral is
     $101,156,000.)
UBS Securities LLC
   1.02%                                         05/03/04        100,000         100,000,000
   (Agreement dated 04/19/04 to be
     repurchased at $100,039,667, collateralized
     by $103,000,274 Federal National Mortgage
     Association Strips 0.00% due from 01/01/33
     to 07/01/33. The value of the collateral is
     103,000,274.)
UBS Securities LLC
    1.05%                                        05/03/04         69,000          69,000,000
   (Agreement dated 04/30/04 to be
     repurchased at $69,006,038, collateralized
     by $71,072,314 Federal National Mortgage
     Association Strips 0.00% due from 05/01/29
     to 07/01/33. The value of the collateral is
     $71,072,314.)
UBS Securities LLC
    1.02%                                        05/13/04(c)      75,000          75,000,000
   (Agreement dated 04/22/04 to be
     repurchased at $75,044,625, collateralized
     by $77,250,001 Federal National Mortgage
     Association Strips 0.00% due from 05/01/29
     to 12/01/33. The value of the collateral is
     $77,250,001.)
UBS Securities LLC
   1.03%                                         05/17/04(c)     100,000         100,000,000
   (Agreement dated 04/16/04 to be
     repurchased at $100,088,694, collateralized
     by $103,001,250 Federal National Mortgage
     Association Strips 0.00% due from 04/01/33
     to 12/01/33. The value of the collateral is
     $103,001,250.)

                                                                  PAR
                                                   MATURITY       (000)            VALUE
                                                 ------------  ----------     --------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
   1.03%                                         05/26/04(c)   $   50,000     $   50,000,000
   (Agreement dated 04/21/04 to be
     repurchased at $50,042,917, collateralized
     by $51,503,040 Federal National Mortgage
     Association Strips 0.00% due 12/01/33.
     The value of the collateral is $51,503,040.)

                                                                              --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $994,500,000)                                                           994,500,000
                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $2,683,126,831(a))                                          99.9%     2,683,126,831
OTHER ASSETS IN EXCESS
   OF LIABILITIES                                                     0.1%         2,920,256
                                                               ----------     --------------
NET ASSETS (Equivalent to $1.00 per share
   based on 2,320,318,764 Institutional
   Shares, 341,730,384 Dollar Shares,
   11,486,361 Cash Reserve Shares,
   12,480,037 Bear Stearns
   Shares, 2,146 Bear Stearns
   Premier Select Shares,
   2,235 Bear Stearns Private
   Client Shares and 3,041
   Bear Stearns Premier
   Shares outstanding)                                              100.0%    $2,686,047,087
                                                               ==========     ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    FEDFUND
                      STATEMENT OF NET ASSETS (CONCLUDED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                          VALUE
                                         -------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($2,320,311,445/2,320,318,764)        $  1.00
                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   DOLLAR SHARE
   ($341,761,615/341,730,384)            $  1.00
                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   CASH RESERVE SHARE
   ($11,486,425/11,486,361)              $  1.00
                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS SHARE
   ($12,480,180/12,480,037)              $  1.00
                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SELECT SHARE
   ($2,146/2,146)                        $  1.00
                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PRIVATE CLIENT
   SHARE($2,235/2,235)                   $  1.00
                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SHARE
   ($3,041/3,041)                        $  1.00
                                         =======

-----------------

     (a)  Aggregate cost for Federal tax purposes.
     (b) Rates shown are the rates as of April 30, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
     (c) Agreement has a putable option where principal and interest owed can be recovered through demand in seven days.
     (d) Pursuant to an exemptive order FedFund may enter into overnight repurchase transactions with certain affiliated parties, which may include the PNC Financial Services Group, Inc.

--------------------------------------------------------------------------------

                                     FEDFUND
                              MATURITY INFORMATION

                                 APRIL 30, 2004
                                   (UNAUDITED)

       MATURITY                 PAR            PERCENTAGE
----------------------   -----------------  ---------------
         1 - 30 Days     $1,645,338,000          61.3%
        31 - 60 Days        665,495,000          24.8
        61 - 90 Days        145,000,000           5.4
       91 - 120 Days         55,000,000           2.1
       Over 150 Days        172,000,000           6.4
                                               ------
                                                100.0
                                               ======

                      Average Weighted Maturity - 40 days

-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            BLACKROCK LIQUIDITY FUNDS
                                     T-FUND

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2004

                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                  PAR
                                               MATURITY          (000)             VALUE
                                              ----------       ---------       -------------
U.S. TREASURY OBLIGATIONS - 24.5%
U.S. Treasury Bills - 4.8%
       0.99%                                  08/26/04         $100,000        $ 99,678,250
       1.00%                                  09/02/04           50,000          49,827,778
                                                                               ------------
                                                                                149,506,028
                                                                               ------------
U.S. Treasury Notes - 19.4%
       3.25%                                  05/31/04           77,000          77,127,609
       2.12%                                  08/31/04           30,000          30,075,304
       1.88%                                  09/30/04           40,000          40,114,610
       5.88%                                  11/15/04           50,000          51,224,942
       7.88%                                  11/15/04           50,000          51,768,555
       2.00%                                  11/30/04           30,000          30,096,352
       1.75%                                  12/31/04           20,000          20,054,323
       1.50%                                  02/28/05          170,000         170,374,295
       1.62%                                  03/31/05           30,000          30,095,099
       1.62%                                  04/30/05          105,000         105,378,223
                                                                               ------------
                                                                                606,309,312
                                                                               ------------
U.S. Treasury Strip Notes - 0.3%
       1.16% (b)                              08/15/04           10,131          10,096,425
                                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $765,911,765)                                                          765,911,765
                                                                               ------------
REPURCHASE AGREEMENTS - 75.4%
  Bear Stearns & Co., Inc.
       0.91%                                  05/03/04          150,000         150,000,000
   (Agreement dated 4/30/04 to be
     repurchased at $150,011,375,
     collateralized by $281,140,000 U.S.
     Treasury Strips 0.00% due from
     02/15/15 to 08/15/16. The value of the
     collateral is $154,461,669.)
  Deutsche Bank Securities, Inc.
       0.93%                                  05/03/04          425,000         425,000,000
   (Agreement dated 4/30/04 to be
     repurchased at $425,032,938,
     collateralized by $1,057,438,705 U.S.
     Treasury Notes and Strips 0.00% to
     4.38% due from 02/28/06 to 08/15/29.
     The value of the collateral is
     $ 433,500,407.)
  Deutsche Bank Securities, Inc.
       0.94%                                  05/03/04          135,000         135,000,000
   (Agreement dated 4/30/04 to be
     repurchased at $135,010,575,
     collateralized by $335,892,295 U.S.
     Treasury Notes and Strips 0.00% to
     4.38% due from 02/28/06 to 08/15/29.
     The value of the collateral is
     $ 137,700,129.)

                                                                  PAR
                                               MATURITY          (000)             VALUE
                                              ----------       ---------       -------------
REPURCHASE AGREEMENTS (Continued)
  Goldman Sachs & Co.
       0.92%                                  05/03/04         $150,000        $150,000,000
   (Agreement dated 4/30/04 to be
     repurchased at $150,011,500,
     collateralized by $186,165,280 U.S.
     Treasury Notes and Strips 0.00% to
     3.25% due from 02/15/07 to 11/15/18.
     The value of the collateral is
     $ 153,000,320.)
  Greenwich Capital Markets, Inc.
       0.91%                                  05/03/04          150,000         150,000,000
   (Agreement dated 4/30/04 to be
     repurchased at $150,011,375,
     collateralized by $376,768,942 U.S.
     Treasury Strips and Strip Principals
     0.00% to 11.75% due from 11/15/14 to
     05/15/30. The value of the collateral is
     $ 153,002,944.)
  Harris Nesbit Corp.
       0.91%                                  05/03/04          150,000         150,000,000
   (Agreement dated 4/30/04 to be
     repurchased at $150,011,375,
     collateralized by $122,969,000 U.S.
     Treasury Bonds 6.13% to 8.75% due
     from 05/15/16 to 11/15/27. The value
     of the collateral is $152,760,739.)
  J.P. Morgan Securities, Inc.
       0.92%                                  05/03/04          150,000         150,000,000
   (Agreement dated 4/30/04 to be
     repurchased at $150,011,500,
     collateralized by $359,989,000 U.S.
     Treasury Strips and Strip Principals
     0.00% to 7.50% due from 05/15/13 to
     11/15/27. The value of the collateral is
     $ 153,001,116.)
  Lehman Brothers, Inc.
       0.93%                                  05/03/04          150,000         150,000,000
   (Agreement dated 4/30/04 to be
     repurchased at $150,011,625,
     collateralized by $147,750,000 U.S.
     Treasury Notes 2.25% to 5.63% due
     from 05/15/08 to 04/15/09. The value
     of the collateral is $153,004,965.)
  Merrill Lynch Government Securities, Inc.
       0.92%                                  05/03/04          150,000         150,000,000
   (Agreement dated 4/30/04 to be
     repurchased at $150,011,500,
     collateralized by $397,841,000 U.S.
     Treasury Strip Principals 8.00% to
     8.75% due from 08/15/20 to 11/15/21.
     The value of the collateral is
     $ 153,000,788.)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    T-FUND
                      STATEMENT OF NET ASSETS (CONCLUDED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                            PAR
                                            MATURITY       (000)         VALUE
                                           ----------     --------     --------
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley & Co., Inc.
     0.93%                                  05/03/04      $599,300   $  599,300,000
   (Agreement dated 4/30/04 to be
     repurchased at $599,346,446,
     collateralized by $461,977,000 U.S.
     Treasury Bonds 7.25% to 8.13% due
     from 02/15/21 to 11/15/22. The value
     of the collateral is $612,263,030.)
UBS Securities LLC
     0.92%                                  05/03/04       150,000      150,000,000
   (Agreement dated 4/30/04 to be
     repurchased at $150,011,500,
     collateralized by $409,352,000 U.S.
     Treasury Strip Principals 6.50% to
     9.00% due from 11/15/18 to 11/15/26.
     The value of the collateral is
     $ 152,999,996.)
                                                                     --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,359,300,000)                                              2,359,300,000
                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $3,125,211,765(a))                                   99.9%   3,125,211,765
OTHER ASSETS IN EXCESS
   OF LIABILITIES                                              0.1%       2,635,749
                                                          --------   --------------
NET ASSETS (Equivalent to
   $1.00 per share based on
   2,390,392,439 Institutional
   Shares, 699,251,189 Dollar
   Shares, 38,072,780 Cash
   Management Shares and
   146,952 Administration
   Shares outstanding)                                       100.0   $3,127,847,514
                                                          ========   ==============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($2,390,374,022/2,390,392,439)     $  1.00
                                      =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   DOLLAR SHARE
   ($699,255,111/699,251,189)         $  1.00
                                      =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   CASH MANAGEMENT SHARE
   ($38,072,063/38,072,780)           $  1.00
                                      =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   ADMINISTRATION SHARE
  ($146,318/146,952)                  $  1.00
                                      =======

-----------------

     (a)  Aggregate cost for Federal tax purposes.
     (b)  The rate shown is the effective yield on the zero coupon bonds.

--------------------------------------------------------------------------------

                                     T-FUND
                              MATURITY INFORMATION

                                 APRIL 30, 2004
                                   (UNAUDITED)


    MATURITY               PAR            PERCENTAGE
-----------------   -----------------   --------------
     1 - 30 Days     $2,359,300,000         75.6%
    31 - 60 Days         77,000,000          2.5
   91 - 120 Days        110,131,000          3.4
  121 - 150 Days         80,000,000          2.6
   Over 150 Days        495,000,000         15.9
                                          ------
                                           100.0
                                          ======

                       Average Weighted Maturity - 55 days

-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            BLACKROCK LIQUIDITY FUNDS
                               FEDERAL TRUST FUND

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2004

                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                          PAR
                           MATURITY      (000)          VALUE
                          ----------   ---------    ------------
AGENCY OBLIGATIONS -
     93.3%
 Federal Farm Credit
  Bank Bonds - 0.7%
     5.93%                  05/28/04   $ 1,100      $  1,103,863
                                                    ------------
 Federal Farm Credit
  Bank Variable Rate
  Notes - 19.2%
     1.05%(b)               05/03/04    10,000        10,000,000
     0.98%(b)               05/24/04    10,000         9,999,058
     0.99%(b)               05/24/04    10,000         9,994,489
                                                    ------------
                                                      29,993,547
                                                    ------------
 Federal Home Loan
  Bank Bonds - 18.7%
     0.94%                  05/05/04     7,666         7,665,199
     0.95%                  05/05/04    10,000         9,998,944
     4.88%                  05/14/04     1,000         1,001,356
     3.38%                  06/15/04     1,250         1,253,537
     4.75%                  06/28/04     1,570         1,579,169
     1.88%                  02/15/05     1,000         1,003,706
     7.12%                  02/15/05     3,100         3,242,357
     1.38%                  03/28/05     2,000         2,000,000
     1.42%                  04/04/05     1,500         1,500,000
                                                    ------------
                                                      29,244,268
                                                    ------------
 Federal Home Loan
  Bank Discount
  Notes - 3.2%
     1.00%                  05/12/04     5,000         4,998,472
                                                    ------------
 Federal Home Loan
  Bank Variable Rate
  Notes - 14.7%
     1.04%(b)               07/06/04     5,000         4,999,829
     1.07%(b)               07/19/04    10,000         9,999,397
     1.04%(b)               03/21/05     3,000         2,999,532
     0.98%(b)               09/12/05     5,000         4,995,889
                                                    ------------
                                                      22,994,647
                                                    ------------
 Student Loan Marketing
  Association
  Bonds - 15.0%
     0.90%                  05/03/04     1,878         1,877,906
     0.94%                  05/03/04    12,000        11,999,373
     5.00%                  06/30/04     7,590         7,638,303
     3.38%                  07/15/04     2,000         2,009,459
                                                    ------------
                                                      23,525,041
                                                    ------------
 Student Loan
  Marketing Association
  Variable Rate
  Notes - 12.8%
     1.04%(b)               05/04/04    20,000        20,000,000
                                                    ------------
 Tennessee Valley
  Authority
  Bonds - 0.6%
     4.75%                  07/15/04     1,000         1,007,562
                                                    ------------
 Tennessee Valley
  Authority Discount
  Notes - 8.4%
     0.92%                  05/20/04    10,000         9,995,145
     1.28%                  05/01/05     3,192         3,150,570
                                                    ------------
                                                      13,145,715
                                                    ------------
TOTAL AGENCY OBLIGATIONS
   (Cost $146,013,115)                               146,013,115
                                                    ------------

                                         PAR
                           MATURITY     (000)          VALUE
                          ----------   -------      ------------
U.S. TREASURY
  OBLIGATIONS - 6.4%
U.S. Treasury
  Notes - 6.4% U.S.
  Treasury Notes
     3.25%
   (Cost $10,018,043)       05/31/04    10,000        10,018,043
                                                    ------------
TOTAL INVESTMENTS
  IN SECURITIES
  (Cost $156,031,158(a))
                                          99.7%      156,031,158
OTHER ASSETS IN EXCESS
  OF LIABILITIES
                                           0.3%          410,321
                                       -------      ------------
NET ASSETS (Equivalent
  to $1.00 per share
  based on 148,592,204
  Institutional Shares
  and 7,850,366 Dollar
  Shares outstanding)                    100.0%     $156,441,479
                                       =======      ============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($148,590,265/148,592,204)       $  1.00
                                    =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   DOLLAR SHARE
   ($7,851,214/7,850,366)           $  1.00
                                    =======

----------------------

  (a)  Aggregate cost for Federal tax purposes.
  (b) Rates shown are the rates as of April 30, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

--------------------------------------------------------------------------------

                               FEDERAL TRUST FUND
                              MATURITY INFORMATION

                                 APRIL 30, 2004
                                   (UNAUDITED)

       MATURITY                PAR         PERCENTAGE
----------------------   --------------   -----------
         1 - 30 Days     $98,644,000       63.3%
        31 - 60 Days      20,820,000       13.4
        61 - 90 Days      25,590,000       16.4
       Over 150 Days      10,792,000        6.9

                                          -----
                                          100.0
                                          =====

                      Average Weighted Maturity - 47 days

-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            BLACKROCK LIQUIDITY FUNDS
                               TREASURY TRUST FUND

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2004

                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PAR
                                      MATURITY        (000)             VALUE
                                     ----------   -------------   -----------------
U.S. TREASURY OBLIGATIONS - 103.0%
U.S. Treasury Bills--88.6%
     0.92%                           05/06/04     $    206,230     $    206,203,648
     0.90%                           05/13/04          245,385          245,311,383
     0.91%                           05/20/04          150,000          149,927,958
     0.81%                           05/27/04           18,845           18,833,976
     0.87%                           05/27/04          225,000          224,858,625
     0.83%                           06/10/04           14,230           14,216,877
     0.84%                           06/10/04           45,000           44,957,750
     0.98%                           06/17/04           60,000           59,923,625
     0.99%                           08/26/04           85,000           84,725,546
     1.00%                           09/02/04           10,000            9,965,556
                                                                   ----------------
                                                                      1,058,924,944
                                                                   ----------------
U.S. Treasury Notes - 14.4%
     3.25%                           05/31/04           13,000           13,021,712
     2.88%                           06/30/04           20,000           20,058,284
     2.25%                           07/31/04           10,000           10,023,469
     1.88%                           09/30/04           18,490           18,553,484
     2.12%                           10/31/04           45,000           45,193,359
     2.00%                           11/30/04           50,000           50,201,562
     1.62%                           03/31/05           10,000           10,031,701
     1.62%                           04/30/05            5,000            5,016,166
                                                                   ----------------
                                                                        172,099,737
                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,231,024,681(a))                               103.0%       1,231,024,681
LIABILITIES IN EXCESS OF
  OTHER ASSETS                                            (3.0)%        (35,562,330)
                                                  ------------     ----------------
NET ASSETS (Equivalent to
  $1.00 per share based on
  921,259,845 Institutional
  Shares, 269,317,471 Dollar
  Shares and 5,116,217 Cash
  Management Shares
  outstanding)                                           100.0%    $  1,195,462,351
                                                  ============     ================

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($921,080,472/921,259,845)                                               $  1.00
                                                                            =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   DOLLAR SHARE
   ($269,265,716/269,317,471)                                               $  1.00
                                                                            =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   CASH MANAGEMENT SHARE
       ($5,116,163/5,116,217)                                               $  1.00
                                                                            =======

----------------------

   (a)  Aggregate cost for Federal tax purposes.

--------------------------------------------------------------------------------

                               TREASURY TRUST FUND
                              MATURITY INFORMATION

                                 APRIL 30, 2004
                                   (UNAUDITED)

       MATURITY                PAR          PERCENTAGE
----------------------   ---------------   -----------
         1 - 30 Days     $845,460,000       68.8%
        31 - 60 Days      132,230,000       10.7
        61 - 90 Days       20,000,000        1.6
       91 - 120 Days       95,000,000        7.7
      121 - 150 Days       10,000,000        0.8
       Over 150 Days      128,490,000       10.4
                                           -----
                                           100.0
                                           =====

                      Average Weighted Maturity -- 49 days

-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            BLACKROCK LIQUIDITY FUNDS
                                    MUNIFUND

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2004

                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PAR
                                           MATURITY          (000)              VALUE
                                          ----------   -----------------   ---------------
MUNICIPAL BONDS - 100.5%
Alabama - 4.3%
   Alabama Housing Finance Authority
     Multi-Family Housing RB (Rime
     Village Hoover Project) Series
     1996A DN (Federal National
     Mortgage Association Guaranty)
     (A-1+)
     1.17%(b)                             05/07/04          $10,265        $10,265,000
   Columbia IDRB (Alabama Power Co.
     Project) Series 1995B DN (The
     Southern Co. Guaranty) (A-1,
     VMIG-1)
     1.10%(b)                             05/07/04            3,000          3,000,000
   Columbia IDRB (Alabama Power Co.
     Project) Series 1999A DN (The
     Southern Co. Guaranty) (A-1,
     VMIG-1)
     1.10%(b)                             05/07/04           10,000         10,000,000
   Eutaw Industrial Development Board
     PCRB (Southern Co. Project)
     Series 1998 DN (A-1, VMIG-1)
     1.10%(b)                             05/03/04            5,200          5,200,000
   Jefferson County GO Warrants Series
     2001B DN (Morgan Guaranty Trust,
     Bayerische Landesbank
     Girozentrale SBPA) (A-1+, VMIG-1)
     1.10%(b)                             05/07/04           44,555         44,555,000
                                                                           -----------
                                                                            73,020,000
                                                                           -----------
Alaska - 0.2%
   Matanuska-Susitna Borough RB
     (Wachovia Merlots Trust Receipts)
     Series 2001A-114 DN (Wachovia
     Bank N.A LOC) (A-1)
     1.15%(b)                             05/07/04            3,185          3,185,000
                                                                           -----------
Arkansas - 1.1%
   Arkansas Housing Finance Authority
     RB (Baptist Health Project) Series
     1995 DN (MBIA Insurance) (A-1+)
     1.14%(b)                             05/07/04           14,900         14,900,000
   University of Arkansas Regents RB
     Series 1998 DN (MBIA Insurance)
     (VMIG-1)
     1.14%(b)                             05/07/04            3,900          3,900,000
                                                                           -----------
                                                                            18,800,000
                                                                           -----------
California - 7.6%
   California Affordable Housing Agency
     Multi-Family RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2003 PT-2049 DN (Merrill Lynch &
     Co. Guaranty, Merrill Lynch Capital
     Services SBPA) (F-1+)
     1.17%(b)                             05/07/04            4,995          4,995,000

                                                              PAR
                                           MATURITY          (000)              VALUE
                                          ----------   -----------------   -----------------
MUNICIPAL BONDS (Continued)
California (continued)
   California Department of Water
     Resources Power Supply RB
     Series 2002B-5 DN (Westdeutsche
     Landesbank Girozentrale LOC)
     (A-1+, VMIG-1)
     1.08%(b)                             05/03/04          $13,100        $13,100,000
   California GO (Municipal Securities
     Trust Receipts) Series 1997 SGA-5
     4 DN (AMBAC Insurance, Societe
     Generale SBPA) (A-1+)
     1.14%(b)                             05/07/04            3,000          3,000,000
   California GO Series 2003A DN
     (Westdeutsche Landesbank
     Girozentrale LOC, J.P. Morgan
     Chase LOC) (A-1+, VMIG-1, F-1+)
     1.08%(b)                             05/07/04            2,500          2,500,000
   California Health Facilities
     Financing Authority RB Series
     1999 PA-587 DN (Merrill Lynch
     Capital Services Guaranty) (A-1+)
     1.17%(b)                             05/07/04            8,095          8,095,000
   California Infrastructure & Economic
     Development RB (Paul Getty
     Project) Series 2003A MB (A-1+,
     MIG-1)
     1.17%                                05/01/04            5,000          5,000,000
   California Statewide Communities
     Development Authority
     Multi-Family RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2000 PT-1268 DN (Merrill Lynch &
     Co. Guaranty) (A-1+)
     1.17%(b)                             05/07/04           21,600         21,600,000
   Los Angeles County Water & Power
     RB (Power System Project) Series
     2002A-8 DN (Bayerische
     Landesbank Girozentrale LOC,
     Banque Nationale de Paribas LOC,
     Dexia Credit LOC, J.P. Morgan
     Chase LOC, Westdeutsche
     Landesbank Girozentrale SBPA)
     (A-1+, VMIG-1)
     1.14%(b)                             05/07/04           10,300         10,300,000
   Los Angeles Wastewater Systems RB
     Series 2001A MB (FGIC Insurance)
     (A-1+, MIG-1, F-1+)
     1.15%                                12/09/04            4,000          4,000,000
   Metropolitan Water District of
     Southern California Waterworks
     RB Series 1996A DN (AMBAC
     Insurance) (A-1+, VMIG-1)
     1.06%(b)                             05/07/04           17,450         17,450,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNIFUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PAR
                                           MATURITY          (000)              VALUE
                                          ----------   -----------------   --------------
MUNICIPAL BONDS (Continued)
California (continued)
   Orange County Transportation
     Authority Toll Road RB (Express
     Lanes Project) Series 2003B-1 DN
     (Kredietbank N.V. LOC) (A-1+,
     VMIG-1, F-1)
     1.05%(b)                             05/07/04          $39,000        $   39,000,000
                                                                           --------------
                                                                              129,040,000
                                                                           --------------
Colorado - 1.3%
   Colorado Educational & Cultural
     Facilities Authority RB (Denver
     Museum Project) Series 2001 DN
     (Bank One N.A. LOC) (A-1)
     1.11%(b)                             05/07/04            1,800             1,800,000
   Colorado Educational & Cultural
     Facilities Authority RB (National
     Cable Television Center Project)
     Series 1999 DN (Wells Fargo Bank
     LOC) (A-1+)
     1.12%(b)                             05/07/04            1,755             1,755,000
   Colorado Health Facilities Authority
     RB (Total Long-Term Care Project)
     Series 2002 DN (U.S. Bank N.A.
     LOC) (A-1+)
     1.09%(b)                             05/07/04            5,935             5,935,000
   Colorado Housing & Finance
     Authority RB (Single Family
     Mortgage Project) Series 2003C-5
     MB (AIG Insurance Guaranty)
     (A-1+, MIG-1)
     1.13%                                11/01/04            5,000             5,000,000
   East Cherry Creek Valley RB (Water
     & Sanitation Project) Series 2004
     DN (MBIA Insurance, Dexia Bank
     SPBA) (A-1+)
     1.02%(b)                             05/07/04            3,500             3,500,000
   Pitkin County IDRB Series 1994A DN
     (Bank One N.A. LOC) (A-1+)
     1.10%(b)                             05/03/04            4,600             4,600,000
                                                                           --------------
                                                                               22,590,000
                                                                           --------------
Connecticut - 1.5%
   Connecticut GO Series 2004C MB
     (AA, Aa3)
     1.25%                                05/01/05           15,000            15,134,850
   Connecticut Housing Finance
     Authortiy RB (Housing Mortgage
     Finance Project) Series 2003F-1
     MB (SP-1+, MIG-1)
     1.15%                                12/22/04            9,935             9,935,000
                                                                           --------------
                                                                               25,069,850
                                                                           --------------

                                                              PAR
                                           MATURITY          (000)             VALUE
                                          ----------   -----------------   --------------
MUNICIPAL BONDS (Continued)
Delaware - 0.2%
   Delaware Economic Development
     Authority RB (St. Anne's Episcopal
     School Project) Series 2001 DN
     (Wilmington Trust Co. LOC) (A-1)
     1.25%(b)                             05/07/04          $ 2,000        $    2,000,000
   University of Delaware RB Series
     2004A MB
     2.00%                                11/01/04            1,185             1,191,194
                                                                           --------------
                                                                                3,191,194
                                                                           --------------
District of Columbia - 0.2%
   District of Columbia RB Series 2001
     DN (SunTrust Bank LOC) (VMIG-1)
     1.09%(b)                             05/07/04            1,800             1,800,000
   District of Columbia Water & Sewer
     Authority Public Utilities RB
     Series 2002A-64 DN (Wachovia
     Bank N.A. LOC) (VMIG-1)
     1.15%(b)                             05/07/04            2,280             2,280,000
                                                                           --------------
                                                                                4,080,000
                                                                           --------------
Florida - 3.2%
   Broward County GO (Wachovia
     Merlots Trust Receipts) Series
     2004B-9 DN (Wachovia Bank N.A.
     LOC) (A-1)
     1.15%(b)                             05/07/04            5,715             5,715,000
   Broward County Municipal Securities
     Trust Certificates RB (Bear
     Stearns Trust Receipts) Series
     2002 DN (FSA Insurance) (A-1)
     1.13%(b)(c)                          05/07/04           14,000            14,000,000
   Florida Board of Education GO (Eagle
     Tax Exempt Trust Receipts) Series
     2003A DN (Citibank SBPA) (A-1+)
     1.15%(b)                             05/07/04            4,945             4,945,000
   Florida Housing Finance Corporation
     Multi-Family RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2000 PT-1234 DN (Merrill Lynch
     Capital Services SBPA) (A-1C+)
     1.19%(b)                             05/07/04           12,830            12,830,000
   Florida State Department of
     Environmental Protection RB
     (Morgan Stanley Trust Receipts)
     Series 2001-637 DN (MBIA
     Insurance) (A-1+)
     1.14%(b)                             05/07/04            3,950             3,950,000
   Lee County Healthcare Facilities
     IDRB Series 1999 DN (Fifth Third
     Bank N.A. LOC)
     1.11%(b)                             05/07/04            1,960             1,960,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNIFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PAR
                                           MATURITY          (000)           VALUE
                                          ----------       --------        ---------
MUNICIPAL BONDS (Continued)
Florida (continued)
   Orange County Housing Finance
     Authority Multi-Family RB (Post
     Fountains at Lee Vista Project)
     Series 1997E DN (Federal National
     Mortgage Association Guaranty)
     (A-1+)
     1.09%(b)                             05/07/04          $5,915        $ 5,915,000
   Palm Beach County RB (Morse
     Obligation Group Project) Series
     2003 DN (KeyBank N.A. LOC) (A-1)
     1.12%(b)                             05/07/04           5,000          5,000,000
                                                                          -----------
                                                                           54,315,000
                                                                          -----------
Georgia - 2.3%
   Albany Dougherty County Housing
     Financial Authority RB (Phoebe
     Putney Memorial Hospital Project)
     Series 1996 DN (SunTrust Bank
     LOC) (A-1+, VMIG-1)
     1.09%(b)                             05/07/04           3,700          3,700,000
   Appling County Development
     Authority PCRB (Oglethorpe Power
     Corp. Project) Series 2002 DN
     (A-1+)
     1.14%(b)                             05/07/04           2,415          2,415,000
   Bibb County Methodist Home
     Development Authority RB Series
     2001 DN (SunTrust Bank LOC)
     (VMIG-1)
     1.09%(b)                             05/07/04           3,220          3,220,000
   Clayton County Hospital Authority
     Anticipation Certificates RB Series
     1998B DN (SunTrust Bank LOC)
     1.09%(b)                             05/07/04           1,940          1,940,000
   Cobb County Development Authority
     RB (Boy Scouts of America Atlanta
     Project) Series 2001 DN (SunTrust
     Bank LOC) (VMIG-1)
     1.09%(b)                             05/07/04           3,000          3,000,000
   Cobb County Development Authority
     RB (Highland Park Associates
     Project) Series 1998 DN (SunTrust
     Bank LOC)
     1.09%(b)                             05/07/04           3,350          3,350,000
   Dekalb County Housing Authority
     Multi-Family Housing RB
     (Clairmont Crest Project) Series
     1995 DN (Federal National
     Mortgage Association Guaranty)
     (A-1+, VMIG-1)
     1.09%(b)                             05/07/04             400            400,000

                                                              PAR
                                           MATURITY          (000)           VALUE
                                          ----------       --------        ---------
MUNICIPAL BONDS (Continued)
Georgia (continued)
   Floyd County Development Authority
     PCRB (Georgia Power Plant
     Hammond Project) Series 1996 DN
     (A-1, P-1)
     1.10%(b)                             05/03/04          $8,980        $ 8,980,000
   Fulton County Development Authority
     RB (Epstein School Project) Series
     1997 DN (SunTrust Bank LOC)
     (Aa3)
     1.09%(b)                             05/07/04           1,900          1,900,000
   Fulton County Development Authority
     RB (Trinity School Project) Series
     2001 DN (SunTrust Bank LOC)
     (VMIG-1)
     1.09%(b)                             05/07/04           2,000          2,000,000
   Georgia Local Government
     Certificates RB Series 2002O DN
     (MBIA Insurance, Bank of America
     N.A. Liquidity Facility) (A-1+)
     1.17%(b)                             05/07/04           1,310          1,310,000
   Gwinnett County Hospital Authority
     Revenue Anticipation Certificates
     Series 2002 DN (SunTrust Bank
     LOC) (A-1+)
     1.09%(b)                             05/07/04           3,000          3,000,000
   La Grange Development Authority RB
     Series 2001 DN (SunTrust Bank
     LOC) (VMIG-1)
     1.15%(b)                             05/07/04           1,000          1,000,000
   Macon-Bibb County Hospital
     Authority RB (The Medical Center
     of Central Georgia Project) Series
     1998 DN (SunTrust Bank LOC)
     (A-1+)
     1.09%(b)                             05/07/04           3,000          3,000,000
                                                                          -----------
                                                                           39,215,000
                                                                          -----------
Hawaii - 1.2%
   Hawaii GO (Citibank Eagle Trust
     Receipts) Series 2002 DN (FSA
     Insurance) (A-1+)
     1.15%(b)                             05/07/04           3,600          3,600,000
   Hawaii Municipal Securities Trust
     Certificates GO (Bear Stearns
     Municipal Trust Certificates) Series
     2002A DN (FSA Insurance) (A-1)
     1.13%(b)(c)                          05/07/04           9,990          9,990,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNIFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                               PAR
                                            MATURITY          (000)           VALUE
                                           ----------       --------        ---------
MUNICIPAL BONDS (Continued)
Hawaii (continued)
   Hawaii Pacific Health Special
     Purpose RB (Department of
     Budget & Finance Project) Series
     2004B DN (Bank of Nova Scotia
     Liquidity Facility, Radian Asset
     Assurance Guaranty) (A-1+, F-1+)
     1.18%(b)                              05/07/04          $ 6,100       $ 6,100,000
                                                                           -----------
                                                                            19,690,000
                                                                           -----------
Illinois - 9.7%
   Central Lake County Action Water
     Agency RB (Wachovia Merlots
     Trust Receipts) Series 2003B-18
     DN (MBIA Insurance, Wachovia
     Bank N.A. Liquidity Facility)
     (VMIG-1)
     1.15%(b)                              05/07/04            4,995         4,995,000
   Chicago Board of Education GO
     (Wachovia Merlots Trust Receipts)
     Series 1999A-47 DN (FGIC Insurance,
     Wachovia Bank N.A.
     LOC) (A-1)
     1.15%(b)                              05/07/04            3,090         3,090,000
   Chicago Board of Education
     Municipal Securities Trust
     Certificates RB (Bear Stearns
     Trust Receipts) Series 2001 DN
     (FSA Insurance, Bear Stearns
     Capital Markets Liquidity Facility)
     (A-1)
     1.13%(b)(c)                           05/07/04            4,695         4,695,000
   Chicago GO (Wachovia Merlots Trust
     Receipts) Series 2000W DN
     (AMBAC Insurance, Wachovia Bank
     N.A. Liquidity Facility) (VMIG-1)
     1.15%(b)                              05/07/04            2,000         2,000,000
   Chicago GO Series 2003 MB
     (Landesbank Hessen-Thuringen
     Girozentrale LOC) (VMIG-1)
     1.05%                                 01/07/05           30,000        30,000,000
   Chicago O'Hare International Airport
     RB (Wachovia Merlot Trust
     Receipts) Series 2002A-25 DN
     (MBIA Insurance, Wachovia Bank
     N.A. Liquidity Facitility) (VMIG-1)
     1.15%(b)                              05/07/04            5,315         5,315,000
   Chicago Park District RB (Citibank
     Eagle Trust Receipts) Series
     2002-1306 DN (FGIC Insurance,
     Citibank Liquidity Facility) (A-1+)
     1.15%(b)                              05/07/04            5,345         5,345,000

                                                               PAR
                                            MATURITY          (000)           VALUE
                                           ----------       --------        ---------
MUNICIPAL BONDS (Continued)
Illinois (continued)
   Chicago Sales Tax RB (Wachovia
     Merlots Trust Receipts) Series
     2000AAA DN (FGIC Insurance,
     Wachovia Bank N.A. Liquidity
     Facility) (VMIG-1)
     1.15%(b)                              05/07/04          $ 5,000       $ 5,000,000
   Cook County Capital Improvement
     GO (Wachovia Merlot Trust
     Receipts) Series 2002C DN
     (AMBAC Insurance, Wachovia Bank
     N.A. Liquidity Facility) (VMIG-1)
     1.15%(b)                              05/07/04            3,500         3,500,000
   Du Page County Municipal Securities
     Trust Certificates RB (Bear
     Stearns Trust Receipts) Series
     2001A DN (FSA Insurance, Bear
     Stearns SBPA) (A-1)
     1.13%(b)(c)                           05/07/04           15,970        15,970,000
   Illinois Dedicated Tax RB (Macon
     Trust Certificates) Series 2002N
     DN (AMBAC Insurance) (A-1+)
     1.19%(b)                              05/07/04            2,935         2,935,000
   Illinois Development Finance
     Authority RB (Decatur Mental
     Health Center Project) Series 1997
     DN (First of America LOC)
     1.16%(b)                              05/07/04            2,775         2,775,000
   Illinois Development Finance
     Authority RB (Fenwick High School
     Project) Series 2002 DN (Northern
     Trust LOC) (A-1+)
     1.08%(b)                              05/07/04           12,200        12,200,000
   Illinois Educational Facility Authority
     RB (Aurora University Project)
     Series 2002 DN (Fifth Third Bank
     N.A. LOC) (VMIG-1)
     1.13%(b)                              05/07/04            1,800         1,800,000
   Illinois GO (ABN-AMRO Munitops
     Trust Certificates) Series 2002-23
     MB (MBIA Insurance) (MIG-1)
     1.15%                                 06/18/04            6,200         6,200,000
   Illinois GO (Wachovia Merlots Trust
     Receipts) Series 2002 DN (MBIA
     Insurance, Wachovia Bank N.A.
     Liquidity Facility) (VMIG-1)
     1.15%(b)                              05/07/04            3,685         3,685,000
   Illinois GO (Wachovia Merlots Trust
     Reciepts) Series 2002 DN (MBIA
     Insurance, Wachovia Bank N.A.
     SBPA) (VMIG-1)
     1.15%(b)                              05/07/04            2,495         2,495,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNIFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                            PAR
                                            MATURITY       (000)       VALUE
                                           ----------     -------   ----------
MUNICIPAL BONDS (Continued)
Illinois (continued)
   Illinois Health Facilities Authority
     Municipal Securities Trust
     Certificates RB (Bear Stearns
     Trust Receipts) Series 2002 DN
     (MBIA Insurance, Bear Stearns
     Capital Markets Liquidity Facility)
     (A-1)
     1.13%(b)(c)                            05/07/04      $10,255   $ 10,255,000
   Illinois Health Facilities Authority RB
     (Evanston Hospital Project) Series
     2003 MB (A-1+, MIG-1)
     1.15%                                  09/30/04        3,000      3,000,000
   Illinois Health Facilities Authority RB
     (Helping Hand Rehabilitation
     Project) Series 2001 DN (Fifth
     Third Bank N.A. LOC)
     1.11%(b)                               05/07/04        3,800      3,800,000
   Illinois Health Facilities Authority RB
     (Lutheran Home & Services
     Project) Series 2001 DN (M&T
     Bank Corp. LOC) (A-1+)
     1.12%(b)                               05/07/04       10,900     10,900,000
   Illinois Health Facilities Authority RB
     (Northwestern Memorial Hospital
     Project) Series 1995 DN (A-1+,
     VMIG-1)
     1.10%(b)                               05/03/04        4,500      4,500,000
   Illinois Regional Transportation
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2002A-24
     DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.15%(b)                               05/07/04       12,730     12,730,000
   Lake County First Preservation
     District GO (Salomon Smith Barney
     Trust Receipts) Series 2003R ROC
     II DN (Citibank Liquidity Facility)
     (A-1+)
     1.15%(b)                               05/07/04        2,000      2,000,000
   Peoria Heights Limited Obligation RB
     Series 2001 DN (National City
     Bank N.A. LOC)
     1.16%(b)                               05/07/04        2,900      2,900,000
   University of Illinois Auxiliary
     Facilities System RB (Citibank
     Eagle Trust Receipts) Series 2000
     DN (MBIA Insurance) (VMIG-1)
     1.15%(b)                               05/07/04        3,500      3,500,000
                                                                    ------------
                                                                     165,585,000
                                                                    ------------

                                                            PAR
                                             MATURITY      (000)      VALUE
                                            ----------    -------   ----------
MUNICIPAL BONDS (Continued)
Indiana - 1.2%
   Gary Redevelopment District
     Economic Growth RB Series 2001A
     DN (American National Bank &
     Trust Co. LOC) (A-1)
     1.15%(b)                               05/07/04      $   745   $    745,000
   Indiana Municipal Power Agency
     Power Supply System RB Series
     2000A DN (Toronto Dominion LOC)
     (A-1+ , VMIG-1)
     1.10%(b)                               05/07/04          500        500,000
   Indiana Municipal Securities Trust
     Certificates RB (Bear Stearns
     Municipal Trust Receipts) Series
     2001A DN (Bear Stearns Capital
     Markets Liquidity Facility) (A-1)
     1.13%(b)(c)                            05/07/04        6,000      6,000,000
   Indiana State Educational Facilities
     Authority RB (Wabash College
     Project) Series 2003 DN (Bank One
     N.A. LOC) (VMIG-1)
     1.11%(b)                               05/07/04        2,700      2,700,000
   Porter County Industrial Jail Building
     Corporation RB (Wachovia Merlots
     Trust Receipts) Series 2001A-43
     MB (Wachovia Bank N.A. LOC)
     (A-1)
     1.10%                                  03/15/05        7,155      7,155,000
   Warren Township Vision 2005 School
     Building Corporation RB (Wachovia
     Merlots Trust Receipts) Series
     2001A-52 DN (Wachovia Bank N.A.
     LOC) (A-1)
     1.15%(b)                               05/07/04        3,300      3,300,000
                                                                    ------------
                                                                      20,400,000
                                                                    ------------
Iowa - 1.6%
   Des Moines Commercial
     Development RB (Grand Office
     Park Project) Series 1985 DN
     (Principal Life Insurance Company
     Guaranty) (A-1+)
     1.23%(b)                               05/07/04        6,000      6,000,000
   Iowa GO Series 2003 TRAN (SP-1+,
     MIG-1)
     2.00%                                  06/29/04        5,675      5,683,640
   Iowa Higher Education Loan
     Authority RB (Private College
     Project) Series 1985 DN (MBIA
     Insurance) (A-1+, VMIG-1)
     1.12%(b)                               05/07/04        1,700      1,700,000
   Urbandale IDRB (Aurora Business
     Park Association Project) Series
     1985 DN (Principal Life Insurance
     Co. Guaranty) (A-1+)
     1.18%(b)                               05/07/04        9,200      9,200,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNIFUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                               PAR
                                            MATURITY          (000)             VALUE
                                           ----------   -----------------   -------------
MUNICIPAL BONDS (Continued)
Iowa (continued)
   Urbandale IDRB (Meredith Drive
     Association Project) Series 1985
     DN (Principal Life Insurance Co.
     Guaranty) (A-1+)
     1.18%(b)                              05/07/04          $ 5,500         $ 5,500,000
                                                                             -----------
                                                                              28,083,640
                                                                             -----------
Kentucky - 0.5%
   Fort Mitchell League of Cities RB
     (Funding Trust Lease Project)
     Series 2002A DN (U.S. Bank N.A.
     LOC) (VMIG-1)
     1.11%(b)                              05/07/04            4,975           4,975,000
   Kentucky Housing Corporation Single
     Family Mortgage RB (Merrill Lynch
     P-Float Reciepts) Series 2003
     PT-741 DN (FGIC Insurance, Trinity
     Plus Funding Guaranty) (VMIG-1)
     1.19%(b)                              05/07/04              130             130,000
   Wickliffe PCRB Series 2001 DN
     (SunTrust Bank LOC) (A-1+,
     VMIG-1)
     1.09%(b)                              05/07/04            4,250           4,250,000
                                                                             -----------
                                                                               9,355,000
                                                                             -----------
Louisiana - 0.3%
   Plaquemines Port Harbor & Terminal
     Distribution Port Facilities RB
     (Chevron Pipe Line Co. Project)
     Series 1984 MB (Chevron Texaco
     Guaranty) (AA, Aa2)
     1.00%                                 09/01/04            5,000           4,997,489
                                                                             -----------
Maine - 0.4%
   Maine GO Series 2003 MB
     1.50%                                 06/15/04            7,020           7,025,184
                                                                             -----------
Maryland - 0.4%
   Maryland Health & Higher Education
     Facilities Authority RB (Bear
     Stearns Municipal Securities Trust
     Reciepts) Series 2003 SGA-143 DN
     (Societe Generale Liquidity Facility)
     (A-1+)
     1.12%(b)                              05/07/04            5,000           5,000,000
   Montgomery County GO (Public
     Improvement Project) Series 2004
     MB
     3.00%                                 04/01/05            2,530           2,573,727
                                                                             -----------
                                                                               7,573,727
                                                                             -----------

                                                               PAR
                                            MATURITY          (000)             VALUE
                                           ----------   -----------------   -------------
MUNICIPAL BONDS (Continued)
Massachusetts - 2.3%
   Commonwealth of Massachusetts GO
     (Wachovia Merlots Trust Receipts)
     Series 2002A-9 DN (FSA Insurance,
     Wachovia Bank N.A.
     SBPA) (A-1)
     1.12%(b)                              05/07/04          $ 3,620         $ 3,620,000
   Massachusettes Development
     Finance Agency Multi-Family
     Housing RB (Carleton Willard
     Village Project) Series 2000 DN
     (Fleet National Bank LOC) (A-1)
     1.09%(b)                              05/07/04           13,520          13,520,000
   Massachusetts Health & Educational
     Facilities Authority RB (Capital
     Assets Program Project) Series
     1985D DN (MBIA Insurance) (A-1+,
     VMIG-1)
     1.08%(b)                              05/03/04            6,620           6,620,000
   Wellesley GO Series 2003 BAN
     (SP-1+, MIG-1)
     1.15%                                 06/03/04           15,000          15,001,999
                                                                             -----------
                                                                              38,761,999
                                                                             -----------
Michigan - 3.6%
   Detroit Sewer & Disposal Authority
     RB (Wachovia Merlots Trust
     Receipts) Series 2001A-112 DN
     (MBIA Insurance) (VMIG-1)
     1.15%(b)                              05/07/04            2,445           2,445,000
   Garden City Hospital Finance
     Authority RB (Garden City Hospital
     Project) Series 1996A DN (National
     City Bank N.A. LOC) (A-1+)
     1.13%(b)                              05/07/04            3,870           3,870,000
   Kalamazoo Education Authority RB
     (Friendship Vl Project) Series 1997
     DN (Fifth Third Bank N.A. LOC)
     (A-1+)
     1.08%(b)                              05/07/04            3,750           3,750,000
   Michigan GO Series 2004A MB
     (SP-1+, MIG-1)
     2.00%                                 09/30/04           15,000          15,063,344
   Michigan Housing Development
     Authortity Limited Obligation RB
     Series 1985 DN (Bank One N.A.
     LOC) (VMIG-1)
     1.16%(b)                              05/07/04           15,500          15,500,000
   Michigan Municipal Board Authority
     RB Series 2003B-1 MB (SP-1+)
     2.00%                                 08/20/04           20,000          20,058,836
                                                                             -----------
                                                                              60,687,180
                                                                             -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNIFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                             PAR
                                          MATURITY          (000)              VALUE
                                         ----------   -----------------   ---------------
MUNICIPAL BONDS (Continued)
Minnesota - 5.3%
   Hennepin County GO Series 2000B
     DN (Landesbank
     Hessen-Thuringen Girozentrale
     LOC) (A-1C+, VMIG-1)
     0.97%(b)                            05/07/04          $ 5,140          $ 5,140,000
   Minneapolis & St. Paul Airport RB
     (Wachovia Merlots Trust Receipts)
     Series 2000A DN (FGIC Insurance)
     (VMIG-1)
     1.15%(b)                            05/07/04            4,995            4,995,000
   Minneapolis GO (Convention Center
     Project) Series 1999 DN (Bayerische
     Landesbank Girozentrale LOC) (A-1+,
     VMIG-1)
     0.97%(b)                            05/07/04            2,100            2,100,000
   Minneapolis GO (Guthrie Parking
     Ramp Project) Series 2003 DN
     (Dexia Credit Locale SBPA) (A-1+,
     VMIG-1)
     0.97%(b)                            05/07/04            2,100            2,100,000
   Minneapolis GO Series 1994A DN
     (Bayerische Landesbank
     Girozentrale LOC) (A-1+, VMIG-1)
     0.97%(b)                            05/07/04              135              135,000
   Minneapolis Public Library GO Series
     2003 DN (Dexia Credit SBPA)
     (A-1+, VMIG-1, F-1+)
     0.97%(b)                            05/07/04           23,900           23,900,000
   Minnesota GO (Salomon Smith
     Barney Trust Receipts) Series 1031
     ROC II DN (Citibank Liquidity
     Facility) (A-1+)
     1.15%(b)                            05/07/04            5,120            5,120,000
   Minnesota GO Series 2003 TRAN
     4.00%                               08/01/04           27,125           27,334,254
   Minnesota Higher Education
     Facilities Authority RB (Carleton
     College Project) Series 2000G DN
     (Wells Fargo Bank LOC) (VMIG-1)
     0.97%(b)                            05/07/04            4,580            4,580,000
   Minnesota Public Facilities Authority
     Water PCRB (Wachovia Merlots
     Trust Receipts) Series 2002A DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.15%(b)                            05/07/04           14,735           14,735,000
                                                                            -----------
                                                                             90,139,254
                                                                            -----------
Mississippi - 1.8%
   Mississippi Development Bank
     Special Obligation RB
     (Correctional Facilities Project)
     Series 2002 DN (AMBAC
     Insurance, Amsouth Bank of
     Alabama SBPA) (A-1)
     1.19%(b)                            05/07/04            3,855            3,855,000

                                                             PAR
                                          MATURITY          (000)              VALUE
                                         ----------   -----------------   ---------------
MUNICIPAL BONDS (Continued)
Mississippi (continued)
   Mississippi Development Bank
     Special Obligation RB (Mississippi
     Bond Program Harrison County
     Project) Series 2003 DN (AMBAC
     Insurance, Banque Nationale de
     Paribas Liquidity Facility) (A-1+)
     1.19%(b)                            05/07/04          $ 9,000          $ 9,000,000
   Mississippi Development Bank
     Special Obligation RB (Mississippi
     Loan Programs Project) Series
     2003 DN (AMBAC Insurance,
     Banque Nationale de Paribas
     Liquidity Facility) (A-1)
     1.19%(b)                            05/07/04           11,000           11,000,000
   Mississippi Development Bank
     Special Obligation RB (Wachovia
     Merlots Trust Receipts) Series
     2001A-16 DN (AMBAC Insurance)
     (VMIG-1)
     1.15%(b)                            05/07/04            7,500            7,500,000
                                                                            -----------
                                                                             31,355,000
                                                                            -----------
Missouri - 0.4%
   Missouri State Board Public
     Buildings Special Obligation RB
     (Wachovia Merlots Trust Receipts)
     Series 2003A DN (Wachovia Bank
     N.A. LOC) (VMIG-1)
     1.15%(b)                            05/07/04            4,990            4,990,000
   Missouri State Development Finance
     Board Lease RB Series 1999 DN
     (TransAmerican Life Insurance)
     (A-1+)
     1.12%(b)                            05/07/04              700              700,000
   St. Louis County Multi-Family
     Housing IDRB (Heatherbrook
     Gardens Project) Series 2002 DN
     (U.S. Bank N.A. LOC)
     1.27%(b)                            05/07/04            1,765            1,765,000
                                                                            -----------
                                                                              7,455,000
                                                                            -----------
Nebraska - 0.6%
   American Public Energy Gas Supply
     Agency RB (Nebraska Public Gas
     Agency Project) Series 1998C MB
     (AMBAC Insurance) (AAA, Aaa)
     4.00%                               09/01/04            3,000            3,030,301
   Omaha GO (Eagle Trust Receipts)
     Series 2004A DN (Citibank SBPA)
     (A-1+)
     1.15%(b)                            05/07/04            8,000            8,000,000
                                                                            -----------
                                                                             11,030,301
                                                                            -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNIFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PAR
                                           MATURITY          (000)             VALUE
                                          ----------   -----------------   --------------
MUNICIPAL BONDS (Continued)
Nevada - 0.8%
   Clark County School District
     Municipal Securities Trust
     Certificates RB (Bear Stearns
     Trust Receipts) Series 2001A DN
     (FSA Insurance) (A-1+)
     1.13%(b)(c)                          05/07/04          $ 7,980          $ 7,980,000
   Reno Capital Improvement RB
     (Municipal Securities Trust
     Certificates) Series 2002A DN
     (FGIC Insurance, Bear Stearns
     LOC) (A-1)
     1.13%(b)(c)                          05/07/04            6,000            6,000,000
                                                                             -----------
                                                                              13,980,000
                                                                             -----------
New Hampshire - 0.4%
   New Hamshire Health & Educational
     Facilities Authority RB (Southern
     New Hampshire Medical Center
     Project) Series 2004B DN (Radian
     LOC) (A-1+)
     1.19%(b)                             05/07/04            7,000            7,000,000
                                                                             -----------
New Jersey - 0.9%
   New Jersey Health Care Facilities
     Financing Authority RB (Merrill
     Lynch P-Float Trust Receipts)
     Series 2001 PT-1319 DN (AMBAC
     Insurance, Merrill Lynch Capital
     Services SBPA) (A-1)
     1.12%(b)                             05/07/04              600              600,000
   New Jersey Health Care Facilities
     Financing Authority RB (Monmouth
     County Medical Center Project)
     Series 1994C MB (FSA Insurance)
     (AAA, Aaa)
     6.25%                                07/01/04            4,900            5,040,937
   New Jersey State Housing &
     Mortgage Finance Agency RB
     (Single Family Housing Project)
     Series 2004E MB
     1.00%                                04/01/05            7,000            7,000,000
   New Jersey State Transportation
     Trust Fund Authority RB Series
     2002R-149 MB (AMBAC Insurance,
     Citibank Liquidity Facility) (MIG-1)
     1.20%                                11/18/04            2,000            2,000,000
                                                                             -----------
                                                                              14,640,937
                                                                             -----------
New Mexico - 0.0%
   Farmington PCRB (Arizona Public
     Service Co. Four Corners Project)
     Series 1994B DN (Barclays Bank
     LOC) (A-1+, P-1)
     1.10%(b)                             05/03/04              200              200,000
                                                                             -----------

                                                              PAR
                                           MATURITY          (000)             VALUE
                                          ----------   -----------------   --------------
MUNICIPAL BONDS (Continued)
New York - 13.4%
   City of New York GO Series 1993A-7
     DN (Morgan Guaranty Trust LOC)
     (A-1+, VMIG-1)
     1.09%(b)                             05/03/04          $ 1,400          $ 1,400,000
   City of New York GO Series 1994B-4
     DN (National Westminster Bank
     LOC) (A-1+, VMIG-1)
     1.08%(b)                             05/03/04            2,800            2,800,000
   City of New York GO Series 2004H-7
     DN (A-1, VMIG-1)
     1.09%(b)                             05/03/04           47,800           47,800,000
   City of New York Municipal Water
     Finance Authority RB (Wachovia
     Merlots Trust Receipts) Series
     2000D DN (Wachovia Bank N.A.
     LOC) (VMIG-1)
     1.11%(b)                             05/07/04           16,905           16,905,000
   City of New York Municipal Water
     Finance Authority RB (Water &
     Sewer System Project) Series
     1993B MB
     5.62%                                06/15/04            4,590            4,662,100
   City of New York Municipal Water
     Finance Authority RB (Water &
     Sewer System Project) Series
     1994C DN (FGIC Insurance)
     (VMIG-1)
     1.08%(b)                             05/03/04            5,640            5,640,000
   City of New York Municipal Water
     Finance Authority RB (Water &
     Sewer System Project) Series
     1994G DN (FGIC Insurance) (A-1+,
     VMIG-1)
     1.09%(b)                             05/03/04              700              700,000
   City of New York Municipal Water
     Finance Authority Water & Sewer
     Systems RB Series 2001F-1 DN
     (Credit Locale de France LOC)
     (A-1+, VMIG-1)
     1.12%(b)                             05/03/04           29,400           29,400,000
   City of New York Transitional Finance
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2003B-35
     DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.11%(b)                             05/07/04            5,000            5,000,000
   Dormitory Authority of the State of
     New York RB (Glen Eddy, Inc.
     Project) Series 2000 DN (Fleet
     National Bank LOC) (A-1)
     1.07%(b)                             05/07/04            2,315            2,315,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNIFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                               PAR
                                            MATURITY          (000)           VALUE
                                           ----------   -----------------   -----------
MUNICIPAL BONDS (Continued)
New York (continued)
   Dormitory Authority of the State of
     New York RB (Teresian Housing
     Corp. Project) Series 2003 DN
     (Lloyds Bank LOC) (A-1+)
     1.07%(b)                              05/07/04          $15,265       $ 15,265,000
   Dormitory Authority of the State of
     New York RB (Wachovia Merlots
     Trust Receipts) Series 2001A-30
     DN (AMBAC Insurance, Wachovia
     Bank N.A. SBPA) (VMIG-1)
     1.11%(b)                              05/07/04            2,985          2,985,000
   Dormitory Authority of the State of
     New York RB (Wachovia Merlots
     Trust Receipts) Series 2001A-65
     DN (MBIA Insurance, Wachovia
     Bank N.A. SBPA) (VMIG-1)
     1.11%(b)                              05/07/04            3,535          3,535,000
   Dormitory Authority of the State of
     New York RB (Wachovia Merlots
     Trust Reciepts) Series 2003 DN
     (FGIC Insurance, Wachovia Bank
     N.A. SBPA) (VMIG-1)
     1.11%(b)                              05/07/04            4,995          4,995,000
   Long Island Power Authority GO
     TECP (J.P. Morgan Chase LOC)
     (A-1+)
     1.00%                                 06/15/04           13,300         13,300,000
   Metropolitan Transportation
     Authority GO TECP (ABN-AMRO
     Bank LOC) (A-1+, P-1)
     1.00%                                 08/06/04            5,000          5,000,000
   Metropolitan Transportation
     Authority RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2003R PA-1121 MB (MBIA
     Insurance, Merrill Lynch & Co.
     SBPA) (A-1)
     1.03%                                 03/10/05           10,000         10,000,000
   Metropolitan Transportation
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2000F DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.11%(b)                              05/07/04            5,000          5,000,000
   Metropolitan Transportation
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2002A-52
     DN (Wachovia Bank N.A. Liquidity
     Facility) (VMIG-1)
     1.11%(b)                              05/07/04            4,100          4,100,000
   New York GO Series 2003A-2 DN
     (Bank of America LOC) (A-1,
     VMIG-1)
     1.08%(b)                              05/07/04            2,200          2,200,000

                                                               PAR
                                            MATURITY          (000)            VALUE
                                           ----------   -----------------   -----------
MUNICIPAL BONDS (Continued)
New York (continued)
   New York GO Series 2003A-3 DN
     (Banque Nationale de Paribas LOC)
     (A-1+, VMIG-1)
     1.07%(b)                              05/07/04          $ 3,500       $  3,500,000
   New York GO Series 2003R
     ROC-II-251A DN (Citibank Liquidity
     Facility) (VMIG-1)
     1.16%(b)                              05/07/04           12,500         12,500,000
   New York Local Government
     Assistance Corporation RB Series
     1994B DN (Credit Suisse LOC)
     (A-1+ , VMIG-1)
     1.06%(b)                              05/07/04            2,000          2,000,000
   New York State Environmental
     Facilities RB (Clean Water &
     Drinking Project) Series 2004R
     ROC-3016 DN (Citigroup Liquidity
     Facility)
     1.11%(b)                              05/07/04            1,865          1,865,000
   Triborough Bridge & Tunnel
     Authority Municipal Securities
     Trust Certificates RB (Bear
     Stearns Municipal Trust
     Certificates) Series 2002-210 DN
     (Bear Stearns Liquidity Facility)
     (A-1+)
     1.10%(b)(c)                           05/07/04            7,200          7,200,000
   Triborough Bridge & Tunnel
     Authority RB (ABN-AMRO
     Munitops Trust Certificates) Series
     2002-31 DN (MBIA Insurance,
     ABN-AMRO Bank N.A. SBPA)
     (VMIG-1)
     1.13%(b)                              05/07/04            5,000          5,000,000
   Triborough Bridge & Tunnel
     Authority RB (Citibank Eagle
     Tax-Exempt Trust Receipts) Series
     2003A DN (FGIC Insurance,
     Citibank Liquidity Facility) (A-1+)
     1.11%(b)                              05/07/04            4,000          4,000,000
   Triborough Bridge & Tunnel
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2003B-03
     DN (MBIA Insurance, Wachovia
     Bank N.A. Liquidity Facility)
     (VMIG-1)
     1.11%(b)                              05/07/04            8,985          8,985,000
                                                                           ------------
                                                                            228,052,100
                                                                           ------------
North Carolina - 2.7%
   Charlotte Certificates of Participation
     (Governmental Facilities Project)
     Series 2003F MB (A-1+, MIG-1)
     1.03%                                 06/01/04            8,400          8,400,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNIFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                            PAR
                                            MATURITY       (000)           VALUE
                                           ----------     -------      -----------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
   Guilford County Industrial Facilities &
     Pollution Recreational Facilities
     RB Series 2002 DN (Branch
     Banking & Trust Co. LOC) (VMIG-1)
     1.12%(b)                              05/07/04       $ 2,245      $  2,245,000
   North Carolina Capital Facilities
     Finance Agency Educational
     Facilities RB Series 2001 DN
     (Branch Banking & Trust Co. LOC)
     (VMIG-1)
     1.12%(b)                              05/07/04         2,275         2,275,000
   North Carolina GO (Wachovia Merlots
     Trust Receipts) Series 2003A-23
     DN (Wachovia Bank N.A. SBPA)
     (A-1)
     1.15%(b)                              05/07/04         6,300         6,300,000
   North Carolina Medical Care
     Commission Hospital RB (Baptist
     Hospital Project) Series 1992B DN
     (Wachovia Bank N.A. LOC) (A-1+,
     VMIG-1)
     1.09%(b)                              05/07/04         1,100         1,100,000
   North Carolina Medical Care
     Commission Hospital RB (Park
     Ridge Hospital Project) Series 1988
     DN (NationsBank LOC) (A-1+)
     1.09%(b)                              05/07/04         1,275         1,275,000
   North Carolina Medical Care
     Commission Retirement Facilities
     RB (Aldersgate Project) Series
     2001 DN (Branch Banking & Trust
     Co. LOC) (A-1)
     1.18%(b)                              05/07/04         6,155         6,155,000
   North Carolina Medical Care
     Commission Retirement Facilities
     RB (Brookwood Project) Series
     2001C DN (Branch Banking &
     Trust Co. LOC) (A-1)
     1.18%(b)                              05/07/04         4,500         4,500,000
   North Carolina Medical Care
     Community Hospital RB (Duke
     University Hospital Project) Series
     1985B DN (Wachovia Bank N.A.
     SBPA) (A-1+, VMIG-1)
     1.04%(b)                              05/07/04           300           300,000
   North Carolina Municipal Power
     Agency RB (Catawba Electric Co.
     Project) Series 2003 DN (MBIA
     Insurance, Bank of New York
     SBPA) (A-1)
     1.13%(b)                              05/07/04         2,600         2,600,000
   Wake County GO Series 2004A DN
     (Landesbank Hessen-Thuringen
     Girozentrale SBPA) (A-1+,
     VMIG-1, F-1+)
     1.13%(b)                              05/07/04         5,000         5,040,624

                                                            PAR
                                            MATURITY       (000)           VALUE
                                           ----------     -------      -----------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
   Winston-Salem Water & Sewer
     System RB Series 2002C DN
     (Credit Locale de France LOC)
     (A-1+, VMIG-1)
     1.10%(b)                              05/07/04       $ 5,000      $  5,000,000
                                                                       ------------
                                                                         45,190,624
                                                                       ------------
North Dakota - 0.3%
   Oliver County PCRB (Wachovia
     Merlots Trust Receipts) Series
     2003B-7 DN (AMBAC Insurance,
     Wachovia Bank N.A. Liquidity
     Facility) (VMIG-1)
     1.15%(b)                              05/07/04         4,995         4,995,000
                                                                       ------------
Ohio - 6.1%
   Akron Income Tax RB (Community
     Learning Centers Project) Series
     2004A MB (FGIC Insurance,
     ABN-AMRO Bank N.V. SBPA) (A-1)
     1.09%                                 12/08/04         5,500         5,500,000
   Butler County Healthcare Facilities
     RB (University of Cincinatti
     Physicians LLC Project) Series
     2001 DN (Fifth Third Bank N.A.
     LOC)
     1.11%(b)                              05/07/04         2,800         2,800,000
   Cambridge City Hospital Facilities
     Authority RB (Regional Medical
     Center Project) Series 2001 DN
     (National City Bank LOC) (VMIG-1)
     1.13%(b)                              05/07/04         2,200         2,200,000
   Carroll County RB (Health Care
     Facilities Project) Series 2000 DN
     (National City Bank N.A. LOC)
     1.16%(b)                              05/07/04           575           575,000
   City of Westerville GO (ABN-AMRO
     Munitops Trust Certificates) Series
     2001 DN (ABN-AMRO Bank N.V.
     SBPA) (VMIG-1)
     1.16%(b)                              05/07/04         1,000         1,000,000
   Columbus GO Series 1996-1 DN
     (Westdeutsche Landesbank
     Girozentrale LOC) (A-1+, VMIG-1)
     1.04%(b)                              05/07/04           225           225,000
   Franklin County Hospital Facilities
     RB (U.S. Health Corp. Project)
     Series 1996B DN (VMIG-1)
     1.09%(b)                              05/07/04        17,160        17,160,000
   Hamilton County Electric System RB
     Series 2002A DN (FSA Insurance)
     (VMIG-1)
     1.10%(b)                              05/07/04        24,636        24,636,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNIFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PAR
                                           MATURITY          (000)           VALUE
                                          ----------       --------       -----------
MUNICIPAL BONDS (Continued)
Ohio (continued)
   Hamilton County Hospital Facilities
     RB (Children's Hospital Medical
     Center Project) Series 2000 DN
     (J.P. Morgan Chase LOC) (VMIG-1)
     1.10%(b)                             05/07/04          $13,300       $ 13,300,000
   Hamilton County Hospital Facilities
     RB (Elizabeth Gamble Project)
     Series 2002A DN (Morgan
     Guaranty Trust LOC) (VMIG-1)
     1.10%(b)                             05/07/04            6,000          6,000,000
   Lucas County Health Facilities
     Authority RB (Lutheran Homes
     Society Project) Series 1996 DN
     (Bank One N.A. LOC) (A-1+)
     1.08%(b)                             05/07/04              900            900,000
   Montgomery County Catholic Health
     Initiatives RB Series 1997B DN
     (Morgan Guaranty Trust LOC)
     (A-1+, VMIG-1)
     1.06%(b)                             05/07/04            1,200          1,200,000
   Ohio GO (Salomon Smith Barney
     Trust Receipts) Series 2003R-4015
     ROC II DN (Citigroup Global
     Markets Liquidity Facility) (VMIG-1)
     1.15%(b)                             05/07/04            9,080          9,080,000
   Ohio Higher Education Facility RB
     (Ashland University Project) Series
     2004 DN (KeyBank N.A. LOC) (A-1)
     1.15%(b)                             05/07/04            4,000          4,000,000
   University of Cincinatti RB Series
     2004B DN (AMBAC Insurance,
     Bayerische Landesbank
     Girozentrale SBPA) (A-1+, VMIG-1)
     1.10%(b)                             05/07/04           10,000         10,000,000
   Warren County Healthcare Facilities
     RB (Otterbein Homes Project)
     Series 1998B DN (Fifth Third Bank
     N.A. LOC) (A-1+)
     1.12%(b)                             05/07/04            1,020          1,020,185
   Washington County RB (Hospital
     Facilities Project) Series 2001 DN
     (Fifth Third Bank N.A. LOC)
     1.11%(b)                             05/07/04            1,500          1,500,000
   Wood County Facilities Import Piping
     Industry RB Series 2001 DN
     (KeyBank N.A. LOC)
     1.17%(b)                             05/07/04            2,880          2,880,000
                                                                          ------------
                                                                           103,976,185
                                                                          ------------
Oklahoma - 0.2%
   Oklahoma State Industrial Authority
     RB (Casady School Project) Series
     2001 DN (Bank One N.A. LOC)
     1.29%(b)                             05/07/04            2,660          2,660,000
                                                                          ------------

                                                              PAR
                                           MATURITY          (000)           VALUE
                                          ----------       --------       ------------
MUNICIPAL BONDS (Continued)
Oregon - 1.0%
   Oregon GO Series 2003 TAN (SP-1+,
     MIG-1)
     2.25%                                11/15/04          $10,500       $ 10,566,315
   Oregon Health, Housing, Education &
     Cultural Facility Authority RB
     (Peacehealth Project) Series 1998
     DN (M&T Bank Corp. LOC) (A-1,
     VMIG-1)
     1.04%(b)                             05/07/04            2,200          2,200,000
   Umitilla County Hospital Facility
     Authority RB (Catholic Health
     Project) Series 1997B DN
     (Bayerische Landesbank
     Girozentrale LOC) (A-1+, VMIG-1)
     1.11%(b)                             05/07/04            3,720          3,720,000
                                                                          ------------
                                                                            16,486,315
                                                                          ------------
Pennsylvania - 4.1%
   Delaware Valley Industrial
     Development Authority RB
     (Citibank Eagle Trust Receipts)
     Series 2001 DN (AMBAC
     Insurance, Bank of New York
     SBPA) (A-1+)
     1.15%(b)                             05/07/04            5,000          5,000,000
   Eastern Pennsylvania Industrial &
     Commercial Development
     Authority IDRB (Electronic Data
     System Project) Series 1993 DN
     (Wachovia Bank N.A. LOC)
     1.16%(b)                             05/07/04            5,900          5,900,000
   Franklin County IDRB
     (Chambersburg Hospital Project)
     Series 2000 DN (AMBAC
     Insurance, Wachovia Bank N.A.
     SBPA) (A-1+)
     1.19%(b)                             05/07/04            1,640          1,640,000
   Lancaster County Hospital Authority
     RB (Willow Valley Retirement
     Project) Series 2002A DN (National
     Westminster Bank LOC) (A-1)
     1.19%(b)                             05/07/04           21,000         21,000,000
   Pennsylvania Higher Educational
     Facilities Authority Hospital RB
     (Merrill Lynch P-Float Trust
     Receipts) Series 2003 PT-802 DN
     (Merrill Lynch & Co. Guaranty)
     (A-1)
     1.19%(b)                             05/07/04            7,580          7,580,000
   Pennsylvania State Turnpike RB
     Series 2002A-3 DN (Bayerische
     Landesbank Girozentrale LOC)
     (A-1+, VMIG-1)
     1.08%(b)                             05/07/04              900            900,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNIFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PAR
                                           MATURITY          (000)                 VALUE
                                          ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
   Southeastern Pennsylvania
     Transportation Authority Municipal
     Securities Trust Certificates RB
     (Bear Stearns Municipal Trust
     Certificates) Series 2001-9016 DN
     (FGIC Insurance) (A-1)
     1.11%(b)(c)                          05/07/04          $11,575             $11,575,000
   Upper Merion Municipal Utility
     Authority RB Series 2003 DN
     (Commerce Bank N.A. LOC)
     (VMIG-1)
     1.12%(b)                             05/07/04           15,540              15,540,000
                                                                                -----------
                                                                                 69,135,000
                                                                                -----------
Puerto Rico - 0.8%
   Commonwealth of Puerto Rico
     Highway & Transportation
     Authority RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2002 PT-1052 DN (Merrill Lynch
     Capital Services Liquidity Facility)
     (A-1)
     1.12%(b)                             05/07/04            2,595               2,595,000
   Commonwealth of Puerto Rico
     Infrastructure Financing Authority
     Special Obligation Bonds
     (ABN-AMRO Munitops Trust
     Certificates) Series 2000A-17 MB
     (ABN-AMRO Bank N.V. SBPA)
     (MIG-1, F-1+)
     1.06%                                09/22/04            5,900               5,900,000
   Puerto Rico Public Financing
     Corporation RB Series 2004-911
     DN (Morgan Stanley Group
     Liquidity Facility) (AAA, F-1+)
     1.12%(b)                             05/07/04            5,500               5,500,000
                                                                                -----------
                                                                                 13,995,000
                                                                                -----------
South Carolina - 1.0%
   Oconee PCRB (Duke Facilities
     Project) Series 1993 DN (Bank One
     N.A. LOC)
     1.11%(b)                             05/07/04            7,000               7,000,000
   South Carolina Transitional
     Infrastructure RB Series 2002A DN
     (ABN-AMRO Bank N.V. LOC)
     (VMIG-1)
     1.18%(b)                             05/07/04           10,475              10,475,000
                                                                                -----------
                                                                                 17,475,000
                                                                                -----------

                                                              PAR
                                           MATURITY          (000)                 VALUE
                                          ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Tennessee - 3.1%
   City of Chattanooga Health,
     Education & Housing Facility Board
     RB Series 1999 DN (Amsouth Bank
     of Alabama LOC) (A-1)
     1.24%(b)                             05/07/04          $12,400             $12,400,000
   Cleveland IDRB (YMCA Chattan
     Project) Series 1999 DN (SunTrust
     Bank LOC)
     1.09%(b)                             05/07/04            1,900               1,900,000
   Gallatin Industrial Development
     Board Educational Facilities RB
     (John Vianney School Project)
     Series 2002 DN (SunTrust Bank
     LOC) (VMIG-1)
     1.14%(b)                             05/07/04            2,195               2,195,000
   Jackson Energy Authority RB (Gas
     System Project) Series 2002 DN
     (FSA Insurance) (VMIG-1)
     1.09%(b)                             05/07/04              970                 970,000
   Memphis General Improvement RB
     Series 1995A DN (Westdeutsche
     Landesbank Girozentrale LOC)
     (A-1+, VMIG-1)
     1.12%(b)                             05/07/04              500                 500,000
   Memphis GO Series 1995A DN
     (Westdeutsche Landesbank
     Girozentrale LOC) (A-1+, VMIG-1)
     1.12%(b)                             05/07/04              200                 200,000
   Metropolitan Government Nashville
     & Davidson County Health &
     Education Board RB (Belmont
     University Project) Series 1997 DN
     (SunTrust Bank LOC) (VMIG-1)
     1.09%(b)                             05/07/04            3,200               3,200,000
   Metropolitan Government Nashville
     & Davidson County IDRB (Nashville
     Christian School Project) Series
     2003 DN (SunTrust LOC) (VMIG-1)
     1.14%(b)                             05/07/04              500                 500,000
   Metropolitan Government Nashville
     & Davidson County IDRB (Trevecca
     Nazarene Project) Series 2003 DN
     (SunTrust Bank LOC)
     1.09%(b)                             05/07/04            5,500               5,500,000
   Metropolitan Government Nashville
     & Davidson County IDRB
     (Universtiy School Project) Series
     2002 DN (SunTrust Bank LOC)
     (VMIG-1)
     1.09%(b)                             05/07/04            4,000               4,000,000
   Metropolitan Government Nashville
     & Davidson County IDRB
     (Vanderbilt University Project)
     Series 1985A MB (A-1+, MIG-1)
     1.05%                                01/15/05            5,000               5,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNIFUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PAR
                                         MATURITY          (000)                 VALUE
                                        ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Tennessee (continued)
   Montgomery County Public Building
     Authority Pooled Financing RB
     (Tennessee County Loan Pool
     Project) Series 1997 DN
     (NationsBank LOC) (VMIG-1)
     1.10%(b)                           05/07/04          $ 2,570            $  2,570,000
   Shelby County GO Series 2003 TAN
     2.00%                              06/30/04            8,000               8,013,628
   Shelby County Health Educational &
     Housing Authority RB Series 1994
     DN (Credit Suisse LOC) (A-1+)
     1.14%(b)                           05/07/04            5,000               5,000,000
   Washington County IDRB
     (Springbrook Properties Project)
     Series 1996 DN (SunTrust Bank
     LOC) (A-1+, VMIG-1)
     1.09%(b)                           05/07/04              900                 900,000
                                                                             ------------
                                                                               52,848,628
                                                                             ------------
Texas - 7.8%
   Austin Water & Wastewater System
     RB (Wachovia Merlots Trust
     Receipts) Series 2000 DN (MBIA
     Insurance) (VMIG-1)
     1.15%(b)                           05/07/04            2,490               2,490,000
   Collin County Housing Finance
     Corporation Multi-Family RB
     (Merrill Lynch P-Float Trust
     Receipts) Series 1999 PT-1160 DN
     (Merrill Lynch & Co. Guaranty,
     Merrill Lynch Capital Services
     Liquidity Facility) (A-1C+)
     1.17%(b)                           05/07/04            4,400               4,400,000
   Eagle Mountain & Saginaw
     Independent School District GO
     (Municipal Securities Trust
     Reciepts) Series 2003 SGA-141 DN
     (PSF Guaranty, Societe Generale
     Liquidity Facility) (A-1+)
     1.12%(b)                           05/07/04            4,000               4,000,000
   Harris County RB (Salomon Smith
     Barney Trust Receipts) Series
     2002-1029 ROC II DN (FSA
     Insurance) (A-1+)
     1.15%(b)                           05/07/04            1,215               1,215,000
   Houston Water & Sewer RB (Stars
     Certificates Project) Series 2003
     DN (FSA Insurance) (VMIG-1)
     1.13%(b)                           05/07/04            1,595               1,595,000
   Lower Colorado River Authority RB
     (Wachovia Merlots Trust Receipts)
     Series 2000 DN (FSA Insurance,
     Wachovia Bank N.A. SBPA)
     (VMIG-1)
     1.15%(b)                           05/07/04            2,000               2,000,000

                                                            PAR
                                         MATURITY          (000)                 VALUE
                                        ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
   Northside Independent School
     District GO (School Building
     Project) Series 2003 MB (Bank of
     America N.A. SBPA) (A-1+, MIG-1,
     F-1+)
     1.02%                              06/15/04          $ 6,000            $  6,000,000
   San Antonio Electric & Gas RB Series
     2003 DN (Bank of America N.A.
     LOC) (A-1+)
     1.12%(b)                           05/07/04            7,000               7,000,000
   Texas A & M University RB (Salomon
     Smith Barney Trust Receipts)
     Series 2003R-4005 ROC II DN
     (Citibank Liquidity Facility)
     (VMIG-1)
     1.15%(b)                           05/07/04            4,995               4,995,000
   Texas GO Series 2003 TRAN (SP-1+,
     MIG-1)
     2.00%                              08/31/04           64,800              64,989,986
   Texas State Housing Agency
     Multi-Family RB Series 2001 DN
     (Federal Home Loan Mortgage
     Corporation Guaranty) (A-1+)
     1.14%(b)                           05/07/04            3,895               3,895,000
   Texas Technology University
     Municipal Securities Trust
     Certificates RB (Bear Stearns
     Trust Receipts) Series 2002A DN
     (MBIA Insurance) (A-1)
     1.13%(b)(c)                        05/07/04           13,630              13,630,000
   University of Texas Permanent
     University Fund RB Series 2004
     ROCS-RR-II-6004 DN (Citibank
     N.A. Liquidity Facility) (A-1+)
     1.15%(b)                           05/07/04           10,680              10,680,000
   University of Texas RB (Wachovia
     Merlots Trust Reciepts) Series
     2003B-14 DN (Wachovia Bank N.A.
     SBPA) (VMIG-1)
     1.13%(b)                           05/07/04            6,270               6,270,000
                                                                             ------------
                                                                              133,159,986
                                                                             ------------
Vermont - 0.5%
   Vermont Economic Development
     Authority RB (Green Mountain
     College Project) Series 2003A DN
     (Key Bank N.A. LOC)
     1.17%(b)                           05/07/04            7,775               7,775,000
                                                                             ------------
Virginia - 0.4%
   Commonwealth of Virginia
     Transportation Authority RB
     (Citibank Eagle Trust Receipts)
     Series 1999 DN (Citibank Liquidity
     Facility) (A-1+)
     1.15%(b)                           05/07/04            1,000               1,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNIFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PAR
                                           MATURITY          (000)            VALUE
                                          ----------   -----------------   -----------
MUNICIPAL BONDS (Continued)
Virginia (continued)
   Commonwealth of Virginia
     Transportation Board RB Series
     2000 SG-134 DN (Societe Generale
     LOC) (A-1C+)
     1.13%(b)                             05/07/04          $ 1,000        $ 1,000,000
   Fairfax County GO (Salomon Smith
     Barney Trust Receipts) Series
     2003R-4016 ROC II DN (Citigroup
     Global Markets Liquidity Facility)
     (VMIG-1)
     1.15%(b)                             05/07/04            3,405          3,405,000
   Virginia Public School Authority RB
     (Citigroup Global Markets Trust
     Receipts) Series 2003R-4050 ROC
     II DN (Citigroup Liquidity Facility)
     (A-1+)
     1.15%(b)                             05/07/04            2,000          2,000,000
                                                                           -----------
                                                                             7,405,000
                                                                           -----------
Washington - 4.0%
   King County GO (ABN-AMRO
     Munitops Trust Certificates) Series
     2001-1 DN (MBIA Insurance)
     (VMIG-1)
     1.18%(b)                             05/07/04            2,500          2,500,000
   King County School District
     Municipal Securities Trust
     Certificates RB (Highline Public
     Schools Project) Series 2002 DN
     (FGIC Insurance) (A-1)
     1.13%(b)(c)                          05/07/04           11,750         11,750,000
   Seattle GO (Bear Stearns Municipal
     Trust Reciepts) Series 2003
     SGA-142 DN (Societe Generale
     LOC) (A-1+)
     1.12%(b)                             05/07/04            4,000          4,000,000
   Seattle Municipal Light & Power RB
     (Wachovia Merlots Trust Receipts)
     Series 2001A-56 DN (FSA
     Insurance, Wachovia Bank N.A.
     Liquidity Facility) (VMIG-1)
     1.15%(b)                             05/07/04            7,440          7,440,000
   Spokane County School District No.
     081 GO Series 2003R-4000 DN
     (FSA Insurance, Citibank Liquidity
     Facility) (VMIG-1)
     1.15%(b)                             05/07/04            3,590          3,590,000
   Washington GO (Motor Vehicle Fuel
     Tax Project) Series 2003B MB
     4.00%                                07/01/04            4,895          4,919,783
   Washington GO (Piper Jaffray Trust
     Certificates) Series 2002G DN
     (Bank of New York LOC) (VMIG-1)
     1.17%(b)                             05/07/04            5,170          5,170,000

                                                              PAR
                                           MATURITY          (000)            VALUE
                                          ----------   -----------------   -----------
MUNICIPAL BONDS (Continued)
Washington (continued)
   Washington GO (Wachovia Merlots
     Trust Reciepts) Series 2002A-57
     DN (MBIA Insurance) (VMIG-1)
     1.15%(b)                             05/07/04          $ 7,340        $ 7,340,000
   Washington GO Series 2003A MB
     4.00%                                07/01/04            6,645          6,678,644
   Washington GO Stars Certificates
     Series 2004-54 DN (Banque
     Nationale de Paribas LOC)
     (VMIG-1)
     1.13%(b)                             05/07/04            5,060          5,060,000
   Washington State Housing Financing
     Committee Non-Profit Housing RB
     (Emerald Heights Project) Series
     2003 DN (Bank of America N.A.
     LOC) (F-1+)
     1.05%(b)                             05/07/04           10,000         10,000,000
                                                                           -----------
                                                                            68,448,427
                                                                           -----------
Wisconsin - 1.8%
   Appleton Redevelopment Authority
     RB (Fox City Project) Series 2001B
     DN (Bank One N.A. LOC) (VMIG-1)
     1.18%(b)                             05/07/04            6,600          6,600,000
   Southeast Wisconsin Professional
     Baseball Park RB (Wachovia
     Merlots Trust Receipts) Series
     2000Y DN (MBIA Insurance,
     Wachovia Bank N.A. SBPA)
     (VMIG-1)
     1.15%(b)                             05/07/04            3,000          3,000,000
   Wisconsin State Health &
     Educational Facilities Authority RB
     (Edgewood College Project) Series
     1997 DN (Bank One N.A. LOC)
     1.23%(b)                             05/07/04            6,595          6,595,000
   Wisconsin State Health &
     Educational Facilities Authority RB
     (Oakwood Village Project) Series
     2000B DN (Marshall & Ilsley LOC)
     (A-1)
     1.12%(b)                             05/07/04            2,445          2,445,000
   Wisconsin State Health &
     Educational Facilities Authority RB
     (St. Joseph's Community Hospital
     Project) Series 2001 DN (Marshall
     & Ilsley LOC) (A-1)
     1.12%(b)                             05/07/04           11,200         11,200,000
                                                                           -----------
                                                                            29,840,000
                                                                           -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNIFUND
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------


                                                     VALUE
                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $1,711,908,020(a))         100.5%      $1,711,908,020
LIABILITIES IN EXCESS OF
   OTHER ASSETS                      (0.5)%         (8,775,995)
                                    -----       --------------

NET ASSETS (Equivalent to
   $1.00 per share based on
   1,564,043,139 Institutional
   Shares, 83,070,503 Dollar
   Shares, 28,209,624 Cash
   Management Shares, 27,895,599
   Bear Stearns Shares and 2,136
   Bear Stearns Private Client
   Shares outstanding)              100.0%      $1,703,132,025
                                    =====       ==============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($1,563,961,367/1,564,043,139)                      $  1.00
                                                       =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   DOLLAR SHARE
   ($83,064,225/83,070,503)                            $  1.00
                                                       =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   CASH MANAGEMENT SHARE
   ($28,209,037/28,209,624)                            $  1.00
                                                       =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS SHARE
   ($27,895,260/27,895,599)                            $  1.00
                                                       =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PRIVATE CLIENT SHARE
   ($2,136/2,136)                                      $  1.00
                                                       =======

----------------------

 (a)  Aggregate cost for Federal tax purposes.
 (b) Rates shown are the rates as of April 30, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2004, the Fund held 7.0% of its net assets, with a current market value of $119,045,000, in securities restricted as to resale.

--------------------------------------------------------------------------------

                                    MUNIFUND
                              MATURITY INFORMATION
                                 APRIL 30, 2004
                                   (UNAUDITED)

       MATURITY                 PAR           PERCENTAGE
----------------------   -----------------   -----------
         1 - 30 Days     $1,356,511,185       79.3%
        31 - 60 Days         66,185,000        3.9
        61 - 90 Days         24,440,000        1.4
       91 - 120 Days         52,125,000        3.0
      121 - 150 Days         78,700,000        4.6
       Over 150 Days        132,805,000        7.8

                                             -----
                                             100.0
                                             =====

                      Average Weighted Maturity - 36 days

--------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            BLACKROCK LIQUIDITY FUNDS
                                    MUNICASH

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2004

                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PAR
                                          MATURITY    (000)      VALUE
                                         ----------   --------  --------
MUNICIPAL BONDS - 102.9%
Alabama - 3.5%
   Brundidge IDRB (Carter Brothers
     Project) Series 2001 AMT DN
     (Southtrust Bank LOC)
     1.29%(b)                            05/07/04     $ 1,000   $ 1,000,000
   Columbia IDRB (Alabama Power Co.
     Project) Series 1995B DN
     (The Southern Co. Guaranty)
     (A-1,VMIG-1)
     1.10%(b)                            05/07/04       2,300     2,300,000
   Columbia IDRB (Alabama Power Co.
     Project) Series 1998A AMT DN
     (The Southern Co. Guaranty)
     (A-1,VMIG-1)
     1.25%(b)                            05/03/04       5,400     5,400,000
   Columbia IDRB (Alabama Power Co.
     Project) Series 1999A DN
     (The Southern Co. Guaranty)
     (A-1,VMIG-1)
     1.10%(b)                            05/07/04      17,700    17,700,000
   Jefferson County GO Warrants Series
     2001B DN (Morgan Guaranty Trust,
     Bayerische Landesbank
     Girozentrale SBPA) (A-1+,VMIG-1)
     1.10%(b)                            05/07/04      42,995    42,995,000
   Steele Industrial Development Board
     RB Series 2001 AMT DN
     (Southtrust Bank LOC)
     1.29%(b)                            05/07/04       4,000     4,000,000
   Tuscaloosa IDRB Series 2000A AMT
     DN (Southtrust Bank LOC)
     1.34%(b)                            05/07/04       1,480     1,480,000
                                                                -----------
                                                                 74,875,000
                                                                -----------
Alaska - 1.8%
   Alaska State International Airports
     RB Series 2003 PT-2061 DN (MBIA
     Insurance, Merrill Lynch & Co.
     SBPA)
     1.19%(b)                            05/07/04       3,215     3,215,000
   Valdez Marine Terminal RB (Exxon
     Pipeline Co. Project) Series 1993A
     DN (Exxon Mobil Guaranty)
     (A-1+,VMIG-1)
     1.02%(b)                            05/03/04      29,750    29,750,000
   Valdez Marine Terminal RB (Phillips
     Trasportation, Inc. Project) Series
     2002 MB (ConocoPhillips Co.
     Guaranty) (A-2,VMIG-2)

     1.47%                               05/01/05       4,500     4,500,000
                                                                -----------
                                                                 37,465,000
                                                                -----------



                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ----------   -------    ---------
MUNICIPAL BONDS (Continued)
Arizona - 1.2%
   Cochise County Solid Waste Disposal
     PCRB (Arizona Electric Co-op
     Project) Series 1994A AMT MB
     (National Rural Utilities LOC)
     (A-1,MIG-1)
     1.00%                               09/01/04     $11,600    $11,600,000
   Phoenix IDRB (Leggett & Platt Inc.
     Project) AMT DN (Wachovia Bank
     N.A. LOC)
     1.16%(b)                            05/07/04       5,170      5,170,000
   Pima County Single Family Mortgage
     IDRB Series 2003 DN (Trinity
     Funding Guaranty)
     1.08%(b)                            05/07/04       7,965      7,965,000
                                                                ------------
                                                                  24,735,000
                                                                ------------
Arkansas - 0.3%
   Arkansas Development Finance
     Authority RB (Waste Water
     Systems Project) Series 2004A MB
     (MBIA Insurance) (AAA)
     2.00%                               12/01/04         935        939,666
   City of Blytheville IDRB (Nucor
     Corp. Project) Series 1998 AMT DN
     (A-1+,P-1)
     1.16%(b)                            05/07/04       3,000      3,000,000
   Fort Smith Water & Sewer RB Series
     2004 MB (Aaa)
     2.00%                               10/01/04       1,160      1,167,192
   Little Rock Waste Disposal RB Series
     2002 MB (MBIA Insurance)
     (AAA,Aaa)
     3.00%                               05/01/04       1,080      1,080,000
   Pine Bluff School District No. 003
     GO Series 2003 MB (AMBAC Insurance)
     2.50%                               06/01/04         485        485,569
                                                                 -----------
                                                                   6,672,426
                                                                 -----------
California - 9.6%
   California Affordable Housing Agency
     Multi-Family RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2003 PT-2049 DN (Merrill Lynch &
     Co. Guaranty, Merrill Lynch Capital
     Services SBPA) (F-1+)
     1.17%(b)                            05/07/04       1,500      1,500,000
   California GO Series 2003A RAN
     (SP-1+,MIG-1,F-1+)
     2.00%                               06/23/04       8,000      8,010,733
   California GO Series 2003A DN
     (Westdeutsche Landesbank
     Girozentrale LOC, J.P. Morgan
     Chase LOC) (A-1+,VMIG-1,F-1+)
     1.08%(b)                            05/07/04       2,600      2,600,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNICASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PAR
                                           MATURITY          (000)             VALUE
                                          ----------   -----------------   --------------
MUNICIPAL BONDS (Continued)
California (continued)
   California Health Facilities Financing
     Authority RB Series 1999 PA-587
     DN (Merrill Lynch Capital Services
     Guaranty) (A-1+)
     1.17%(b)                             05/07/04          $ 1,000        $ 1,000,000
   California Housing Finance Agency
     RB Series 2001 DN (MBIA
     Insurance) (A-1+,VMIG-1)
     1.11%(b)                             05/03/04           48,160         48,160,000
   California Statewide Communities
     Development Authority
     Multi-Family RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2000 PT-1268 DN (Merrill Lynch &
     Co. Guaranty) (A-1+)
     1.17%(b)                             05/07/04            2,400          2,400,000
   California Statewide Communities
     Development Authority
     Multi-Family RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2001 PT-353 AMT DN (Merrill
     Lynch & Co. Guaranty) (A-1C+)
     1.23%(b)                             05/07/04           11,140         11,140,000
   California Statewide Communities
     Development Authority
     Multi-Family RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2003 PT-2001 AMT DN (Merrill
     Lynch & Co. Guaranty)
     1.23%(b)                             05/07/04            2,500          2,500,000
   California Statewide Communities
     Development Authority
     Multi-Family RB (Parkwood
     Apartments Project) Series 2002
     PT-1375 AMT DN (Federal National
     Mortgage Association Guaranty)
     1.19%(b)                             05/07/04            3,900          3,900,000
   California Statewide Community
     Development Authority RB (Biola
     University Project) Series 2002B
     DN (VMIG-1)
     1.10%(b)                             05/07/04            1,000          1,000,000
   Los Angeles IDRB (P&C Poultry
     Distributors Project) Series 1998
     DN (Comercia Bank N.A. LOC)
     1.25%(b)                             05/07/04            2,500          2,500,000
   Los Angeles Regulatory Airports
     Corporation Lease RB (Los
     Angeles International Lax Two
     Project) Series 1985 DN (Societe
     Generale LOC) (A-1)
     1.10%(b)                             05/07/04           22,000         22,000,000
   Los Angeles Wastewater Systems RB
     Series 2001A MB (FGIC Insurance)
     (A-1+,MIG-1,F-1+)
     1.15%                                12/09/04            4,000          4,000,000

                                                              PAR
                                           MATURITY          (000)                 VALUE
                                          ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
California (continued)
   Metropolitan Water Distribution
     Southern California Waterworks
     RB Series 2000B-3 DN
     (Westdeutsche Landesbank
     Girozentrale LOC)
     (A-1+,VMIG-1,F-1+)
     1.08%(b)                             05/03/04          $12,500        $12,500,000
   Metropolitan Water Distribution
     Southern California Waterworks
     RB Series 2003C-1 DN (Dexia
     Credit LOC) (A-1+,VMIG-1)
     1.06%(b)                             05/07/04           40,800         40,800,000
   Metropolitan Water Distribution
     Southern California Waterworks
     RB Series 2003C-3 DN (Dexia
     Credit SBPA) (A-1+,VMIG-1)
     1.06%(b)                             05/07/04           17,800         17,800,000
   San Diego Multi-Family Housing RB
     (Lusk Mira Mesa Apartments
     Project) Series 1985E DN (Federal
     Home Loan Bank LOC, Merrill
     Lynch Capital Services SBPA)
     (A-1+)
     1.13%(b)                             05/07/04              200            200,000
   San Francisco City & County Airports
     Commission RB (International
     Airport Project) Series 2003
     PT-899 AMT DN (FSA Insurance,
     Merrill Lynch & Co. SBPA)
     1.19%(b)                             05/07/04            2,380          2,380,000
   Southern California Home Finance
     Authority Single Family Mortgage
     RB Series 2003 PT-772 AMT DN
     (FGIC Insurance, Merrill Lynch &
     Co. SBPA)
     1.19%(b)                             05/07/04            8,370          8,370,000
   Southern California Public Power
     Authority RB (Palo Verde Project)
     Series 1996B DN (A-1+,VMIG-1)
     1.06%(b)                             05/07/04           12,200         12,200,000
                                                                           -----------
                                                                           204,960,733
                                                                           -----------
Colorado - 1.6%
   Colorado Health Facilities Authority
     Economic Development RB
     (Johnson Publishing Co. Project)
     Series 1999A AMT DN (Bank One
     N.A. LOC)
     1.28%(b)                             05/07/04            2,010          2,010,000
   Colorado Housing & Finance
     Authority Multi-Family Housing RB
     (Huntersridge Project) Series
     1996E DN (Federal National
     Mortgage Association Guaranty)
     (A-1+)
     1.08%(b)                             05/07/04            1,000          1,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNICASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                             PAR
                                          MATURITY          (000)                 VALUE
                                         ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Colorado (continued)
   Colorado Housing & Finance
     Authority RB (Single Family
     Mortgage Project) Series 2003 MB
     (AIG Insurance Guaranty)
     (AAA,MIG-1)
     1.18%                               11/01/04          $ 4,000        $ 4,000,000
   Denver City & County Airport RB
     Series 2002A-61 AMT DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.20%(b)                            05/07/04           11,020         11,020,000
   Denver City & County Airport RB
     Series 2003E DN (FGIC Insurance,
     Bank of New York LOC) (A-1+)
     1.16%(b)                            05/07/04            2,300          2,300,000
   Denver City & County Airport RB
     Series 2003 PA-1186 AMT DN
     (AMBAC Insurance, Merrill Lynch
     & Co. Guaranty)
     1.19%(b)                            05/07/04            2,490          2,490,000
   Denver City & County Airport RB
     Series 2003 PT-754 AMT DN (MBIA
     Insurance, Merrill Lynch & Co.
     SBPA)
     1.19%(b)                            05/07/04            6,495          6,495,000
   Denver City & County Airport RB
     Series 2004 PT-2112 AMT DN (XL
     Capital Insurance, Westdeutsche
     Landesbank Girozentrale SBPA)
     1.19%(b)                            05/07/04            2,535          2,535,000
   Denver City & County Airport RB
     Series 2004 PT-920 AMT DN (FSA
     Insurance, Merrill Lynch & Co.
     SBPA) (F-1+)
     1.19%(b)                            05/07/04            1,500          1,500,000
   El Paso County GO (Harrison School
     District No. 2 Project) Series 1995
     MB
     7.05%                               12/01/04            1,000          1,034,270
                                                                          -----------
                                                                           34,384,270
                                                                          -----------
Connecticut - 2.2%
   Connecticut Development Authority
     IDRB (Atlas Container LLC Project)
     Series 2003 AMT DN (LaSalle
     National Bank LOC)
     1.30%(b)                            05/07/04            1,210          1,210,000
   Connecticut GO Series 1999A DN
     (Bayeriche Landesbank
     Gironzentrale LOC) (A-1+,VMIG-1)
     1.07%(b)                            05/07/04              800            800,000
   Connecticut Housing Finance
     Authority RB (Mortgage Finance
     Project) Series 2003F-2 MB
     (SP-1+,MIG-1)
     1.20%                               12/22/04            7,000          7,000,000

                                                             PAR
                                          MATURITY          (000)                 VALUE
                                         ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Connecticut (continued)
   Connecticut State Health &
     Educational Facilities Authority RB
     (Yale University Project) Series
     2003X-3 DN (A-1+,VMIG-1)
     1.05%(b)                            05/03/04          $38,900        $38,900,000
                                                                          -----------
                                                                           47,910,000
                                                                          -----------
District of Columbia - 0.2%
   Metropolitan Washington D.C. Airport
     Authority Systems RB Series 2003
     PT-1991 AMT DN (AIG Insurance
     Guaranty, Merrill Lynch & Co.
     SBPA) (F-1+)
     1.19%(b)                            05/07/04            3,240          3,240,000
                                                                          -----------
Florida - 2.0%
   Greater Orlando Aviation Authority
     RB (Special Purpose Cessna
     Aircraft Project) Series 2001 AMT
     DN (Textron, Inc. Guaranty)
     (A-2,P-1)
     2.22%(b)                            05/07/04            6,000          6,000,000
   Hillborough Aviation Authority RB
     Series 2003 PT-745 AMT DN (MBIA
     Insurance, Svenska Bank SBPA)
     (F-1+)
     1.19%(b)                            05/07/04            2,500          2,500,000
   Jacksonville Economic Development
     Commission IDRB (Glasfloss
     Industries, Inc. Project) Series
     2002 AMT DN (Huntington National
     Bank LOC)
     1.20%(b)                            05/07/04            2,130          2,130,000
   Lee County IDRB Series 1997 AMT
     DN (SunTrust Bank LOC)
     1.27%(b)                            05/07/04            1,975          1,975,000
   Orange County Housing Finance
     Authority RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2004 PT-2106 AMT DN (Merrill
     Lynch Capital Services SBPA)
     (VMIG-1)
     1.19%(b)                            05/07/04            5,000          5,000,000
   Orange County Housing Finance
     Authority RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2004 PT-918 DN (Trinity Funding
     Guaranty, Merrill Lynch Capital
     Services SBPA) (VMIG-1)
     1.19%(b)                            05/07/04           10,000         10,000,000
   Orlando County Utilities Commission
     Water & Electric RB Series 2001
     MB
     4.00%                               10/01/04            1,000          1,012,605

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNICASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                         PAR
                                           MATURITY     (000)       VALUE
                                          ----------   -------   -----------
MUNICIPAL BONDS (Continued)
Florida (continued)
   Putnam County Development
     Authority PCRB (Seminole Electric
     Co-op Project) Series 1984D MB
     (A-1)
     1.12%                                06/15/04     $ 9,450   $ 9,450,000
   Putnam County Development
     Authority PCRB (Seminole Electric
     Co-op Project) Series 2003H-4 MB
     (National Rural Utilities LOC) (A-1)
     1.00%                                09/15/04       5,300     5,300,000
                                                                 -----------
                                                                  43,367,605
                                                                 -----------
Georgia - 2.7%
   Atlanta Airport RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2003 PT-901 AMT DN (FGIC
     Insurance, Merrill Lynch Captial
     Services SBPA)
     1.19%(b)                             05/07/04       6,175     6,175,000
   Clayton County Development
     Authority Special Facilities RB
     (Delta Airlines Project ) Series
     2000C AMT DN (General Electric
     Capital Corp. LOC) (A-2,VMIG-1)
     1.17%(b)                             05/07/04      15,000    15,000,000
   Cobb County Multi-Family Housing
     Authority RB Series 2003 PT-1963
     DN (Merrill Lynch & Co. Guaranty)
     1.23%(b)                             05/07/04      12,120    12,120,000
   De Kalb County RB (De Kalb Medical
     Center Project) Series 2003A RAN
     (AAA)
     2.00%                                09/01/04         820       822,260
   Dooly County IDRB (Hamburg
     Enterprises Project) Series 2003
     AMT DN (Fifth Third Bank N.A.
     LOC)
     1.18%(b)                             05/07/04       1,000     1,000,000
   Floyd County Hospital Authority RB
     (Floyd Medical Center Project)
     Series 2003 MB (MBIA Insurance)
     (AAA)
     3.00%                                07/01/04         520       521,594
   Gainesville Housing Authority RB
     Series 2003 PT-1985 DN (Merrill
     Lynch & Co. Guaranty)
     1.23%(b)                             05/07/04       3,470     3,470,000
   Gordon County IDRB (Aladdin
     Manufacturing Corp. Project)
     Series 1997A AMT DN (Wachovia
     Bank N.A. LOC)
     1.22%(b)                             05/07/04       1,000     1,000,000
   Gordon County IDRB (Aladdin
     Manufacturing Corp. Project)
     Series 1997B DN (Wachovia Bank
     N.A. LOC)
     1.22%(b)                             05/07/04       1,000     1,000,000

                                                         PAR
                                           MATURITY     (000)       VALUE
                                          ----------   -------   -----------
MUNICIPAL BONDS (Continued)
Georgia (continued)
   Griffin-Spalding County IDRB
     (Woodland Industries Project)
     Series 2000 AMT DN (Wachovia
     Bank N.A. LOC) (A-1+)
     1.21%(b)                             05/07/04     $ 2,150   $ 2,150,000
   Gwinnett County IDRB (Suzanna
     Project) Series 2001A AMT DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.21%(b)                             05/07/04       3,350     3,350,000
   Laurens County IDRB (Aladdin
     Manufacturing Corp. Project)
     Series 1997 AMT DN (Wachovia
     Bank N.A. LOC)
     1.22%(b)                             05/07/04       1,000     1,000,000
   Roswell Public Improvement GO
     Series 1995 MB
     5.45%                                02/01/05       1,000     1,052,208
   Thomaston-Upson IDRB (Southern
     Mills Project) Series 1999 DN
     (Wachovia Bank N.A. LOC)
     1.21%(b)                             05/07/04       4,940     4,940,000
   Whitefield County Educational
     Development Authority RB
     (Aladdin Solid Waste Disposal
     Project) Series 1999 AMT DN
     (Wachovia Bank N.A. LOC)
     1.22%(b)                             05/07/04       3,100     3,100,000
                                                                 -----------
                                                                  56,701,062
                                                                 -----------
Hawaii - 1.0%
   Hawaii Airport Systems Municipal
     Securities Trust Certificates RB
     (Bigelow Project) Series 2001A
     AMT DN (FGIC Insurance, Bear
     Stearns SBPA) (A-1)
     1.16%(b)(c)                          05/07/04       8,800     8,800,000
   Hawaii Airport Systems RB Series
     2003 PT-830 DN (Merrill Lynch &
     Co. Guaranty)
     1.19%(b)                             05/07/04       2,230     2,230,000
   Hawaii Airports Systems RB Series
     1994 AMT MB (AMBAC Insurance)
     5.75%                                07/01/04       2,275     2,338,460
   Hawaii Department of Budget &
     Finance RB Series 2003 PA-1224
     AMT DN (AMBAC Insurance,
     Merrill Lynch & Co. SBPA)
     (A-1,Aaa)
     1.18%(b)                             05/07/04       2,340     2,340,000
   Hawaii Department of Budget &
     Finance RB Series 2003 PA-1244
     AMT DN (AMBAC Insurance,
     Merrill Lynch & Co. SBPA) (F-1+)
     1.18%(b)                             05/07/04       2,500     2,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                            PAR
                                         MATURITY          (000)            VALUE
                                        ----------   -----------------   -----------
MUNICIPAL BONDS (Continued)
Hawaii (continued)
   Hawaii Housing Finance &
     Development Corporation Single
     Family Mortgage RB Series
     2001A-15 AMT DN (Wachovia Bank
     N.A. LOC) (VMIG-1)
     1.20%(b)                           05/07/04          $2,465         $2,465,000
                                                                         ----------
                                                                         20,673,460
                                                                         ----------
Illinois - 2.3%
   Chicago IDRB (Goose Island Beer Co.
     Project) AMT DN (First Bank
     Systems, N.A. LOC)
     1.30%(b)                           05/07/04           1,400          1,400,000
   Chicago IDRB (Promise Candy
     Project) Series 2001 AMT DN
     (Lasalle National Bank LOC)
     1.21%(b)                           05/07/04           3,765          3,765,000
   Chicago O'Hare International Airport
     RB (Merrill Lynch P-Float Trust
     Receipts) Series 2003 PT-1993
     AMT DN (MBIA Insurance, Merrill
     Lynch Capital Services SBPA)
     (F-1+)
     1.19%(b)                           05/07/04           1,070          1,070,000
   Chicago O'Hare International Airport
     RB (Merrill Lynch P-Float Trust
     Receipts) Series 2004 PT-925 AMT
     MB (Merrill Lynch Capital Services
     SBPA)
     1.19%                              07/01/04           4,025          4,025,000
   Chicago O'Hare International Airport
     RB (Merrill Lynch P-Float Trust
     Receipts) Series 2004 PT-933 AMT
     MB (Merrill Lynch Capital Services
     SPBA)
     1.25%                              07/01/04           3,025          3,025,000
   Chicago O'Hare International Airport
     RB (Stars Certificates Banque
     Nationale de Paribas) Series
     2004-56 AMT DN (Banque
     Nationale de Paribas LOC)
     1.19%(b)                           05/07/04           4,445          4,445,000
   Chicago O'Hare International Airport
     RB (Wachovia Merlots Trust
     Receipts) Series 2001A-85 AMT DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.20%(b)                           05/07/04           5,645          5,645,000
   Cicero GO Series 2002 MB
     3.00%                              12/01/04             225            227,441
   Elmhurst IDRB (Randall
     Manufacturing Project) Series 2002
     AMT DN (Lasalle National Bank
     LOC) (A-1+)
     1.29%(b)                           05/07/04           1,915          1,915,000

                                                            Par
                                         Maturity          (000)            Value
                                        ----------   -----------------   ------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
   Harvard Multi-Family Housing RB
     (Northfield Court Project) Series
     1999 AMT DN (Lasalle National
     Bank LOC) (A-1+)
     1.29%(b)                           05/07/04          $7,350         $7,350,000
   Illinois Development Finance
     Authority IDRB (Big Bolt Corp.
     Project) Series 1996 AMT DN
     (ABN-AMRO Bank N.V. LOC)
     1.30%(b)                           05/07/04           2,700          2,700,000
   Illinois Development Finance
     Authority IDRB (Cano Packaging
     Corp. Project) Series 2001 AMT DN
     (Lasalle National Bank LOC)
     1.21%(b)                           05/07/04           2,390          2,390,000
   Illinois Development Finance
     Authority IDRB (Harbortown
     Industries Project) Series 2000A
     AMT DN (Lasalle National Bank
     LOC)
     1.30%(b)                           05/07/04           2,000          2,000,000
   Illinois Industrial Development
     Finance Authority RB (Mason Corp.
     Project) Series 2000A AMT DN
     (Lasalle National Bank LOC)
     1.30%(b)                           05/07/04           5,055          5,055,000
   Naperville Economic Development
     Authority RB (Independence Village
     Associates Project) Series 1994 DN
     (National City Bank N.A.
     LOC)
     1.16%(b)                           05/07/04           1,755          1,755,000
   Springfield Community Improvement
     RB Series 2000 AMT DN (National
     City Bank N.A. LOC)
     1.26%(b)                           05/07/04             915            915,000
   Upper River Valley IDRB (Advanced
     Drainage System Project) Series
     2002 AMT DN (National City Bank
     N.A. LOC)
     1.21%(b)                           05/07/04           1,900          1,900,000
                                                                         ----------
                                                                         49,582,441
                                                                         ----------
Indiana - 2.5%
   Bremen IDRB (Universal Bearings,
     Inc. Project) Series 1996A AMT DN
     (KeyBank N.A. LOC) (A-1,P-1)
     1.27%(b)                           05/07/04           2,875          2,875,000
   Elkhart Economic Development RB
     (Jameson Inns, Inc. Project) AMT
     DN (Firstar Bank N.A. LOC)
     1.33%(b)                           05/07/04           2,920          2,920,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                            PAR
                                         MATURITY          (000)                 VALUE
                                        ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Indiana (continued)
   Elkhart Industrial Multi-Family RB
     (Pedcor Investments Living LP
     Project) Series 2002A AMT DN
     (Federal Home Loan Bank
     Guaranty) (VMIG-1)
     1.20%(b)                           05/07/04          $ 8,000             $ 8,000,000
   Elkhart Industrial Multi-Family RB
     (Pedcor Investments Living LP
     Project) Series 2002B AMT DN
     (Federal Home Loan Bank
     Guaranty) (VMIG-1)
     1.10%(b)                           05/07/04              900                 900,000
   Fort Wayne Economic Development
     Authority RB (Advanced Machine &
     Tool Project) Series 2001 AMT DN
     (National City Bank N.A. LOC)
     1.21%(b)                           05/07/04            2,070               2,070,000
   Huntingburg Multi-Family RB
     (Lincoln Village Apartments
     Project) Series 2000 AMT DN
     (Federal Home Loan Bank
     Guaranty)
     1.26%(b)                           05/07/04            2,350               2,350,000
   Indiana Development Finance
     Authority Economic Development
     RB (Saroyan Hardwoods, Inc.
     Project) Series 1994 AMT DN (Fifth
     Third Bank N.A. LOC)
     1.28%(b)                           05/07/04              950                 950,000
   Indiana Development Finance
     Authority Economic Development
     RB (Timerland Resources Project)
     Series 2001 DN (Southtrust Bank
     LOC)
     1.29%(b)                           05/07/04              930                 930,000
   Indiana Development Finance
     Authority IDRB (Enterprise Center
     II Project) Series 1992 AMT DN
     (Bank One N.A. LOC) (A-1)
     1.20%(b)                           05/07/04            3,000               3,000,000
   Indiana Economic Development
     Finance Authority RB (Morris
     Manufacturing & Sales Corp.
     Project) Series 2002 AMT DN
     (National City Bank N.A. LOC)
     1.21%(b)                           05/07/04            2,500               2,500,000
   Indiana Port Commission RB
     (Kosmos Cement Project) Series
     2000 AMT DN (Wachovia Bank N.A.
     LOC) (A-1+)
     1.26%(b)                           05/07/04            5,500               5,500,000
   Indianapolis Gas Utility RB Series
     1994A MB (Kredietbank N.V. LOC)
     (AAA,Aaa)
     5.88%                              06/01/04            5,000               5,050,390

                                                            PAR
                                         MATURITY          (000)                 VALUE
                                        ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Indiana (continued)
   Indianapolis IDRB (Public Import
     Board Project) Series 2003 PT-731
     AMT DN (FSA Insurance, Danske
     Bank LOC) (A-1)
     1.19%(b)                           05/07/04          $ 2,550             $ 2,550,000
   Jeffersonville Economic Development
     Authority RB (Scansteel Project) Series
     1998 AMT DN (National City Bank N.A.
     LOC)
     1.26%(b)                           05/07/04            1,200               1,200,000
   Orleans Economic Development RB
     (Almana LLC Project) Series 1995
     AMT DN (National City Bank N.A.
     LOC)
     1.30%(b)                           05/07/04            3,000               3,000,000
   Scottsburg Economic Development
     Authority RB (American Plastic
     Corp. Project) Series 2000 AMT DN
     (National City Bank N.A. LOC)
     1.26%(b)                           05/07/04            1,125               1,125,000
   South Bend Economic Development
     Authority RB (SGW Realty LLC
     Project) Series 1998 AMT DN
     (National City Bank N.A. LOC)
     1.26%(b)                           05/07/04            1,000               1,000,000
   St. Joseph County Industrial
     Economic Development RB
     (Midcorr Land Development LLC
     Project) Series 2002 DN (National
     City Bank N.A. LOC)
     1.21%(b)                           05/07/04            3,510               3,510,000
   Terre Haute Industrial Economic
     Development RB (Jameson Inns,
     Inc. Project) Series 1999 AMT DN
     (Firstar Bank N.A. LOC) (A-1C+)
     1.33%(b)                           05/07/04            3,310               3,310,000
                                                                              -----------
                                                                               52,740,390
                                                                              -----------
Iowa - 1.5%
   Dallas County IDRB (Sioux City Brick
     Project) Series 2000A AMT DN
     (First Bank Systems LOC)
     1.28%(b)                           05/07/04            1,000               1,000,000
   Iowa Finance Authority Economic
     Development RB (West Liberty
     Foods Project) Series 2002 DN
     (Bank One N.A. LOC)
     1.34%(b)                           05/07/04            3,210               3,210,000
   Iowa Finance Authority Retirement
     Community RB (Deerfield
     Retirement Community Project)
     Series 2003B DN (Lasalle National
     Bank LOC) (A-1)
     1.09%(b)                           05/07/04           15,000              15,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNICASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                             PAR
                                          MATURITY          (000)             VALUE
                                         ----------   -----------------   ------------
MUNICIPAL BONDS (Continued)
Iowa (continued)
   Iowa GO Series 2003 TRAN
     (SP-1+,MIG-1)
     2.00%                               06/29/04          $ 6,000        $6,009,134
   Urbandale IDRB (Interstate Acres LP
     Project) Series 1994 DN (Principle
     Mutual Life Insurance Guaranty)
     1.40%(b)                            05/07/04            6,000         6,000,000
   West Burlington IDRB (Borghi
     Oilhydraulic Project) Series 2001A
     AMT DN (Bank One N.A. LOC)
     1.28%(b)                            05/07/04              975           975,000
                                                                          ----------
                                                                          32,194,134
                                                                          ----------
Kansas - 0.5%
   Johnson County GO (Universal
     School District No. 233 Project)
     Series 2002A MB
     3.00%                               09/01/04            1,000         1,006,875
   Johnson County Public Building
     Common Lease Purchase RB
     Series 2003A MB (AA+,Aa2)
     2.38%                               09/01/04            1,000         1,004,288
   Kansas Department of
     Transportation Highway RB Series
     2002C-3 DN (Dexia Bank LOC,
     Landesbank Hessen-Thuringen
     Girozentrale LOC) (AA2,VMIG-1)
     1.07%(b)                            05/07/04            2,500         2,500,000
   Shawnee Private Activity RB
     (Simmons Co. Project) AMT DN
     (SunTrust Bank LOC)
     (A-1+,VMIG-1)
     1.17%(b)                            05/07/04            2,185         2,185,000
   Topeka Utility RB Series 2004 MB
     2.00%                               08/01/04              905           907,158
   Wichita Airport Flight Safety RB
     Series 1990A AMT DN (Berkshire
     Hathaway, Inc. Guaranty)
     (AAA,VMIG-1)
     1.16%(b)                            05/07/04            3,500         3,500,000
                                                                          ----------
                                                                          11,103,321
                                                                          ----------
Kentucky - 2.8%
   Boyd County Sewer & Solid Waste RB
     (Air Products & Chemicals Project)
     Series 2003 AMT DN
     1.16%(b)                            05/07/04            1,275         1,275,000
   City of Wilder Industrial Building RB
     (Saratoga Investments LP Project)
     Series 1998 AMT DN (Fifth Third
     Bank N.A. LOC)
     1.28%(b)                            05/07/04            1,225         1,225,000

                                                             PAR
                                          MATURITY          (000)             VALUE
                                         ----------   -----------------   --------------
MUNICIPAL BONDS (Continued)
Kentucky (continued)
   Clark County PCRB (Eastern
     Kentucky Power Project) Series
     1984J-2 MB (National Rural
     Utilities Guaranty) (A-1,MIG-1)
     1.08%                               10/15/04          $ 3,300        $3,300,000
   Dayton IDRB (Ramkat Enterprise
     Project) Series 2001 AMT DN (First
     Bank Systems LOC)
     1.33%(b)                            05/07/04            2,055         2,055,000
   Elsmere IDRB (International Mold
     Steel, Inc. Project) Series 1996
     AMT DN (Star Bank N.A. LOC)
     1.28%(b)                            05/07/04            1,530         1,530,000
   Henderson Industrial Building RB
     (Shamrock Technologies Project)
     Series 1997 AMT DN (Wachovia
     Bank N.A. LOC)
     1.26%(b)                            05/07/04            1,346         1,346,000
   Jefferson County Industrial Building
     RB (Atlas Machine & Supply Co.
     Project) Series 1999 AMT DN
     (Bank One N.A. LOC)
     1.28%(b)                            05/07/04            1,000         1,000,000
   Kentucky Housing Corporation Single
     Family Mortgage RB Series 2003
     PT-740 AMT DN (FGIC Insurance,
     Merrill Lynch & Co. Guaranty)
     1.19%(b)                            05/07/04           16,415        16,415,000
   Kentucky Housing Corporation Single
     Family Mortgage RB Series 2003
     PT-863 AMT DN (FGIC Insurance,
     Merrill Lynch & Co. Guaranty)
     (VMIG-1)
     1.19%(b)                            05/07/04            9,370         9,370,000
   Kentucky Housing Corporation Single
     Family Mortgage RB Series 2003
     PT-868 AMT DN (FGIC Insurance,
     Merrill Lynch & Co. Guaranty)
     (VMIG-1)
     1.19%(b)                            05/07/04            1,620         1,620,000
   Lexington Central Corporation
     Mortgage RB Series 2003A MB
     2.00%                               10/01/04            2,000         2,006,593
   Mason County RB (School District
     Finance Corp. School Building
     Project) Series 2004 MB
     2.00%                               03/01/05              230           231,711
   McCreary County Industrial Building
     RB (Le Sportsac, Inc. Project)
     Series 1998 AMT DN (Fifth Third
     Bank N.A. LOC)
     1.21%(b)                            05/07/04            1,205         1,205,000
   McCreary County Industrial Building
     RB (Le Sportsac, Inc. Project)
     Series 1998B AMT DN (Fifth Third
     Bank N.A. LOC)
     1.21%(b)                            05/07/04            1,545         1,545,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNICASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PAR
                                           MATURITY          (000)             VALUE
                                          ----------   -----------------   ---------------
MUNICIPAL BONDS (Continued)
Kentucky (continued)
   McCreary County Industrial Building
     RB (Le Sportsac, Inc. Project)
     Series 1999B-3 AMT DN (Fifth
     Third Bank N.A. LOC)
     1.21%(b)                             05/07/04          $ 3,460       $ 3,460,000
   Pulaski County Solid Waste Disposal
     RB (Natural Rural Utilities for East
     Kentucky Power Project) Series
     1993B AMT MB (MIG-1)
     1.00%                                08/15/04            4,850         4,850,000
   Trimble County PCRB Series 2003
     TECP (Louisville Gas & Electric
     Guaranty) (A-2,P-1)
     1.10%                                05/04/04           10,000        10,000,000
   University of Kentucky RB
     (Educational Buildings Project)
     Series 20030 MB (Aa3)
     2.25%                                05/01/04              565           565,000
                                                                           ----------
                                                                           62,999,304
                                                                           ----------
Louisiana - 4.7%
   Donaldsonville IDRB (John Folse &
     Co., Inc. Project) Series 2003 DN
     (Amsouth Bank LOC)
     1.22%(b)                             05/07/04            2,150         2,150,000
   Iberville Parish PCRB (Air Products
     & Chemicals Project) Series 1992
     DN (A-1)
     1.22%(b)                             05/07/04            2,200         2,200,000
   Jefferson Parish Home Mortgage
     Authority RB (P-Float Trust
     Receipts) Series 2000B PT-340
     AMT DN (Bayerische Landesbank
     Girozentrale LOC) (A-1C+)
     1.18%(b)                             05/07/04            2,950         2,950,000
   Lafayette Educational Development
     Authority RB (Holt County Project)
     Series 1990 DN (Rabo Bank
     Nederland LOC)
     1.39%(b)                             05/07/04            3,205         3,205,000
   Louisiana Local Government
     Environmental Facilities
     Community Development Authority
     RB (Ouachita Christian School, Inc.
     Project) Series 2002 DN (Bank One
     N.A. LOC)
     1.34%(b)                             05/07/04            1,605         1,605,000
   Louisiana Local Government
     Environmental Facilities
     Community Development Authority
     RB (Capital & Equipment
     Programs Project) Series 2003A
     DN (AMBAC Insurance, Banque
     Nationale de Paribas Liquidity
     Facility) (A-A+,Aaa)
     1.19%(b)                             05/07/04           21,485        21,485,000

                                                              PAR
                                           MATURITY          (000)              VALUE
                                          ----------   -----------------   ----------------
MUNICIPAL BONDS (Continued)
Louisiana (continued)
   Louisiana Public Facilities Authority
     RB (Air Products & Chemicals
     Project) Series 2002 AMT DN
     (A-1,P-1)
     1.16%(b)                             05/07/04          $ 3,000       $ 3,000,000
   Louisiana Public Facilities Authority
     RB (Air Products & Chemicals
     Project) Series 2003 DN
     1.16%(b)                             05/07/04           18,650        18,650,000
   Louisiana Public Facilities Authority
     RB (Equipment & Capital Facilities
     Project) Series 2003A DN (A-2)
     1.14%(b)                             05/07/04            9,000         9,000,000
   Louisiana Public Facilities Authority
     RB (Tiger Athletic Foundation
     Project) Series 1999 DN
     1.19%(b)                             05/07/04            3,700         3,700,000
   Louisiana Public Facilities Authority
     RB (Tiger Athletic Foundation
     Project) Series 2004 DN (VMIG-1)
     1.18%(b)                             05/07/04           11,500        11,500,000
   North Webster Parish IDRB (CSP
     Project) Series 2001 AMT DN (Regions
     Bank N.A. LOC)
     1.22%(b)                             05/07/04            2,815         2,815,000
   Plaquemines Port Harbor & Terminal
     Distribution Port Facilities RB
     (Chevron Pipe Line Co. Project)
     Series 1984 MB (Chevron Texaco
     Guaranty) (AA,Aa2)
     1.00%                                09/01/04            9,000         8,995,482
   Plaquemines Port Harbor & Terminal
     Distribution Port Facilities RB
     (International Marine Terminal
     Project) Series 1984A MB
     1.08%                                09/15/04            7,500         7,500,000
   Shreveport Water & Sewer RB Series
     2003C MB (FGIC Insurance)
     (AAA,Aaa)
     4.00%                                06/01/04              870           872,121
                                                                           ----------
                                                                           99,627,603
                                                                           ----------
Maine - 0.5%
   Maine Housing Finance Authority RB
     Series 2003 AMT DN (FGIC Insurance,
     Merrill Lynch & Co.
     SBPA) (VMIG-1)
     1.19%(b)                             05/07/04           11,605        11,605,000
                                                                           ----------
Maryland - 3.6%
   Baltimore County RB (Golf Systems
     Project ) Series 2001 DN (M&T
     Bank Corp. LOC) (A-2)
     1.19%(b)                             05/07/04            5,000         5,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                             PAR
                                          MATURITY          (000)             VALUE
                                         ----------   -----------------   ------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
   Baltimore County RB (St. Paul's
     School for Girls Facility Project)
     Series 2000 DN (M&T Bank Corp.
     LOC) (A-2)
     1.19%(b)                            05/07/04          $8,555         $ 8,555,000
   Maryland Economic Development
     Corporation RB (Associated
     Catholic, Inc. Project) Series 2002
     DN (M&T Bank Corp. LOC) (VMIG-1)
     1.19%(b)                            05/07/04           5,265           5,265,000
   Maryland Economic Development
     Corporation RB (Joe Corbis Pizza
     Project) Series 2000 AMT DN (M&T
     Bank Corp. LOC) (A-1)
     1.29%(b)                            05/07/04           1,425           1,425,000
   Maryland Economic Development
     Corporation RB (Lithographing Co.
     Project) Series 2001 AMT DN (M&T
     Bank Corp. LOC) (A-1)
     1.29%(b)                            05/07/04           3,555           3,555,000
   Maryland Economic Development
     Corporation RB (Mirage-Tucker
     LLC Facility Project) Series 2002
     DN (M&T Bank Corp. LOC) (VMIG-1)
     1.29%(b)                            05/07/04           1,400           1,400,000
   Maryland Economic Development
     Corporation RB (Pharmaceutics
     International Project) Series 2001A
     AMT DN (M&T Bank Corp. LOC) (A-1)
     1.29%(b)                            05/07/04           6,200           6,200,000
   Maryland Economic Development
     Corporation RB (Redrock LLC
     Facilities Project) Series 2002 DN
     (M&T Bank Corp. LOC) (VMIG-1)
     1.34%(b)                            05/07/04           2,500           2,500,000
   Maryland Health & Higher Education
     Facilities Authority RB (Adventist
     Healthcare Project) Series 2003B
     DN (M&T Bank Corp. LOC)
     1.14%(b)                            05/07/04           9,800           9,800,000
   Maryland Health & Higher Education
     Facilities Authority RB (Doctors
     Community Hospital Project)
     Series 1997 DN (M&T Bank Corp.
     LOC) (A-1)
     1.19%(b)                            05/07/04           6,145           6,145,000
   Maryland Industrial Development
     Financing Authority RB (Brass Mill
     Road Project) Series 1995 DN
     (M&T Bank Corp. LOC) (A-1)
     1.29%(b)                            05/07/04           1,245           1,245,000

                                                             PAR
                                          MATURITY          (000)             VALUE
                                         ----------   -----------------   --------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
   Maryland Industrial Development
     Financing Authority RB (Patapsco
     Association Project) Series 1995
     DN (M&T Bank Corp. LOC) (A-1)
     1.29%(b)                            05/07/04          $1,225         $ 1,225,000
   Montgomery County Economic
     Development RB (Brooke Grove
     Foundation, Inc. Project) Series
     1998 DN (M&T Bank Corp. LOC) (A-1)
     1.24%(b)                            05/07/04           4,660           4,660,000
   Montgomery County Housing Finance
     Authority RB Series 2001-1276 DN
     (Merrill Lynch & Co. Guaranty) (A-1)
     1.23%(b)                            05/07/04           3,990           3,990,000
   Montgomery County RB (Ivymount
     School, Inc. Facilities Project)
     Series 2000 DN (M&T Bank Corp.
     LOC) (A-1)
     1.24%(b)                            05/07/04           2,900           2,900,000
   Northeast Solid Waste Disposal
     Authority RB Series 2003 PT-766
     AMT DN (AMBAC Insurance,
     Landesbank Hessen-Thuringen
     Girozentrale SBPA)
     1.18%(b)                            05/07/04           7,730           7,730,000
   Prince Georges County RB (Parsons
     Paper Facilities Project) Series
     1987 DN (M&T Bank Corp. LOC)
     1.16%(b)                            05/07/04           3,500           3,500,000
   Wicomico County Economic
     Development RB (Plymouth Tube
     Co. Project) Series 1996 AMT DN
     (Bank One N.A. LOC) (VMIG-1)
     1.28%(b)                            05/07/04           1,500           1,500,000
                                                                          -----------
                                                                           76,595,000
                                                                          -----------
Massachusetts - 5.7%
   Bedford County GO Series 2003 BAN
     1.70%                               05/06/04           3,871           3,871,686
   Leicester Water District GO Series
     2003 BAN
     2.00%                               06/03/04           2,000           2,001,568
   Marlborough GO Series 2003 RAN
     (SP-1+,MIG-1)
     1.20%                               06/17/04           5,684           5,686,592
   Massachusettes Development
     Finance Agency Multi-Family
     Housing RB (Georgetown Village
     Apartments Project) Series 2003A
     AMT DN (Federal National
     Mortgage Association Guaranty)
     1.17%(b)                            05/07/04           4,100           4,100,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PAR
                                           MATURITY          (000)           VALUE
                                          ----------   -----------------  ------------
MUNICIPAL BONDS (Continued)
Massachusetts (continued)
   Massachusettes Development
     Finance Agency RB (Boston
     University Project) Series 2002R-2
     DN (A-1+,VMIG-1)
     1.04%(b)                             05/07/04          $23,900       $ 23,900,000
   Massachusettes Housing Finance
     Agency RB (Single Family Notes
     Project) Series 2003M AMT MB
     1.15%                                05/01/04            5,000          5,000,000
   Massachusetts GO Series 1994C MB
     (AAA,Aaa)
     6.30%                                11/01/04            1,500          1,553,768
   Massachusetts GO Series 1998A DN
     (Westdeutsche Landesbank
     Girozentrale SBPA) (A-1+,VMIG-1)
     1.07%(b)                             05/07/04            1,000          1,000,000
   Massachusetts Water Resources
     Authority RB Series 2004D MB
     2.00%                                08/01/04            1,480          1,483,519
   Millbury GO Series 2004 BAN
     2.00%                                01/21/05           23,860         24,010,182
   Northborough-Southborough GO
     Series 2003 BAN (MIG-1)
     2.00%                                10/29/04           18,700         18,782,591
   Reading GO Series 2004 BAN
     2.25%                                01/07/05           14,500         14,607,091
   Wellesley GO Series 2003 BAN
     (SP-1+,MIG-1)
     1.15%                                06/03/04            6,250          6,250,833
   Weymouth GO Series 2003 BAN
     1.38%                                05/19/04           10,000         10,001,407
                                                                          ------------
                                                                           122,249,237
                                                                          ------------
Michigan - 3.8%
   Detroit City School District RB Series
     2004B-01 DN (VMIG-1)
     1.15%(b)                             05/07/04           14,475         14,475,000
   Detroit Economic Development
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2001A-90
     AMT DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.20%(b)                             05/07/04            2,500          2,500,000
   Detroit Economic Development
     Corporation RB (E.H. Association
     Ltd. Project) Series 2002 DN
     (Charter One Bank LOC)
     1.22%(b)                             05/07/04            1,370          1,370,000
   Detroit Sewer & Disposal Authority
     RB (Wachovia Merlots Trust
     Receipts) Series 2001A-112 DN
     (MBIA Insurance) (VMIG-1)
     1.15%(b)                             05/07/04            5,620          5,620,000

                                                              PAR
                                           MATURITY          (000)           VALUE
                                          ----------   -----------------  -------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
   Detroit Sewer Disposal RB Series
     2003B-41 DN (Wachovia Bank N.A.
     LOC)
     1.15%(b)                             05/07/04          $   800        $   800,000
   Jackson Public Schools GO (Student
     Aid Anticipation Notes) Series 2003
     MB (Comercia Bank N.A. LOC)
     2.00%                                05/21/04            1,745          1,745,928
   Jackson Public Schools GO (Student
     Aid Anticipation Notes) Series
     2004A MB
     2.00%                                08/24/04            2,735          2,743,150
   Macomb Hospital Finance Authority
     RB (Mt. Clemens General Project)
     Series 2003A-2 DN (Comercia
     Bank N.A. LOC)
     1.12%(b)                             05/07/04            4,750          4,750,000
   Michigan State Hospital Finance
     Authority RB (Crittenton Hospital
     Project) Series 2003A DN
     (Comercia Bank N.A. LOC)
     1.12%(b)                             05/07/04            7,500          7,500,000
   Michigan State Housing Development
     Authority RB Series 2002D MB
     (FSA Insurance) (A-1+)
     1.20%                                12/15/04            5,375          5,375,000
   Michigan Strategic Fund Limited
     Obligation RB (Alpha Technology
     Corp. Project) Series 1997 AMT DN
     (National City Bank N.A. LOC)
     1.21%(b)                             05/07/04            2,000          2,000,000
   Michigan Strategic Fund Limited
     Obligation RB (America Group LLC
     Project) Series 2000 AMT DN
     (Bank One N.A. LOC)
     1.28%(b)                             05/07/04            3,200          3,200,000
   Michigan Strategic Fund Limited
     Obligation RB (Bayloff Properties
     Project) Series 1998 AMT DN
     (National City Bank N.A. LOC)
     1.26%(b)                             05/07/04            1,000          1,000,000
   Michigan Strategic Fund Limited
     Obligation RB (Conway Products
     Project) Series 2001 AMT DN
     (Comerica Bank N.A. LOC)
     1.25%(b)                             05/07/04            2,315          2,315,000
   Michigan Strategic Fund Limited
     Obligation RB (Hannah Technical
     Project) Series 2002 AMT DN
     (Comerica Bank N.A. LOC)
     1.25%(b)                             05/07/04            4,400          4,400,000
   Michigan Strategic Fund Limited
     Obligation RB (Kay Screen
     Printing, Inc. Project) Series 2000
     AMT DN (Bank One N.A. LOC)
     1.28%(b)                             05/07/04            1,400          1,400,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                             PAR
                                          MATURITY          (000)                 VALUE
                                         ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
   Michigan Strategic Fund Limited
     Obligation RB (Midwest Glass
     Fabricators, Inc. Project) Series
     2001 DN (Bank of America N.A.
     LOC)
     1.30%(b)                            05/07/04          $ 2,635             $ 2,635,000
   Michigan Strategic Fund Limited
     Obligation RB (PFG Enterprises,
     Inc. Project) Series 2001 AMT DN
     (Huntington National Bank LOC)
     1.29%(b)                            05/07/04              740                 740,000
   Michigan Strategic Fund Limited
     Obligation RB (Saginaw Production
     Corp. Project) Series 2001 AMT DN
     (Comerica Bank N.A. LOC)
     1.25%(b)                            05/07/04            3,350               3,350,000
   Michigan Strategic Fund Limited
     Obligation RB (Sparta Foundry, Inc.
     Project) Series 1999 AMT DN (Old
     Kent Bank & Trust Co. LOC)
     1.26%(b)                            05/07/04            1,050               1,050,000
   Michigan Strategic Fund Limited
     Obligation RB (Total Business
     Systems Project) Series 1998 AMT
     DN (Comerica Bank N.A. LOC)
     1.25%(b)                            05/07/04            3,400               3,400,000
   Michigan Strategic Fund Limited
     Obligation RB (VK & W Investors
     LLC Project) Series 2000 AMT DN
     (Comerica Bank N.A. LOC)
     1.25%(b)                            05/07/04            3,000               3,000,000
   Oakland County Educational Limited
     Obligation RB Series 2000 AMT DN
     (Bank One N.A. LOC)
     1.25%(b)                            05/07/04            5,200               5,200,000
                                                                               -----------
                                                                                80,569,078
                                                                               -----------
Minnesota - 1.0%
   Duluth GO (Tax & Aid Certificates
     Project) Series 2004 MB (A-1,A1)
     2.00%                               12/31/04            8,000               8,046,832
   Minneapolis Convention Center RB
     Series 2000 DN (Bayerische
     Landesbank Girozentrale LOC)
     (A-1,VMIG-1)
     0.97%(b)                            05/07/04           11,600              11,600,000
   Minneapolis St. Paul Metropolitan
     Airports Commission RB Series
     2003 PT-727 AMT DN (FGIC
     Insurance, BNP Paribas Standby
     LOC) (A-1+)
     1.19%(b)                            05/07/04            1,800               1,800,000
   Minneapolis St. Paul Metropolitan
     Airports Commission RB Series
     2004 AMT DN (FGIC Insurance,
     Merrill Lynch & Co. SBPA)
     1.19%(b)                            05/07/04            1,600               1,600,000

                                                             PAR
                                          MATURITY          (000)                 VALUE
                                         ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Minnesota (continued)
   Plymouth Meeting IDRB (Scoville
     Press, Inc. Project) Series 1994 DN
     (Wells Fargo Bank LOC)
     1.24%(b)                            05/07/04          $ 1,470             $ 1,470,000
                                                                               -----------
                                                                                24,516,832
                                                                               -----------
Mississippi - 0.5%
   Mississippi Business Finance
     Corporation RB (Mississippi
     Baking Co. LLC Project) Series
     1995 DN (M&T Bank Corp. LOC)
     1.29%(b)                            05/07/04            5,100               5,100,000
   Mississippi Business Finance
     Corporation RB (Shuqualak
     Lumber Co. Project) Series 2001
     AMT DN (Bank One N.A. LOC)
     1.28%(b)                            05/07/04            2,500               2,500,000
   Mississippi Development Bank
     Special Obligation RB (Harrison
     Mississippi Bond Program) Series
     2003 DN (AMBAC Insurance,
     Banque Nationale de Paribas
     SBPA)
     1.19%(b)                            05/07/04            3,760               3,760,000
                                                                               -----------
                                                                                11,360,000
                                                                               -----------
Missouri - 1.2%
   Bridgeton IDRB (Gold Dust LLC
     Project) AMT DN (Commerce Bank
     N.A. LOC)
     1.29%(b)                            05/07/04            1,225               1,225,000
   Medical Center Educational Building
     Corporation RB (Adult Hospital
     Project) Series 2001 DN (Amsouth
     Bank of Alabama LOC) (A-1)
     1.08%(b)                            05/07/04           10,000              10,000,000
   Missouri State Housing Development
     Commission Single Family
     Mortgage RB Series 2003 PT-2038
     DN (Government National
     Mortgage Association Insurance,
     Merrill Lynch & Co. SBPA)
     (A-1,Aaa)
     1.18%(b)                            05/07/04            2,725               2,725,000
   St. Charles County IDRB (A.H. Land
     Development Project) Series 1996
     AMT DN (Commerce Bank N.A.
     LOC) (A-1)
     1.34%(b)                            05/07/04            3,250               3,250,000
   St. Charles County IDRB (Austin
     Machine Co. Project) Series 2003A
     DN (Bank of America N.A. LOC)
     1.24%(b)                            05/07/04            1,920               1,920,000
   St. Charles County IDRB (Patriot
     Machine, Inc. Project) Series 2002
     AMT DN (U.S. Bank N.A. LOC)
     1.26%(b)                            05/07/04            3,500               3,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNICASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                             PAR
                                          MATURITY          (000)                 VALUE
                                         ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Missouri (continued)
   St. Charles County IDRB (Peine Lake
     Apartments Project) Series 2004
     AMT DN (Wachovia Bank N.A. LOC)
     1.16%(b)                            05/07/04          $ 2,150             $ 2,150,000
                                                                               -----------
                                                                                24,770,000
                                                                               -----------
Montana - 0.2%
   Montana Housing Board RB
     (Wachovia Merlots Trust Receipts)
     Series 2001A-41 AMT DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.20%(b)                            05/07/04            1,685               1,685,000
   Montana Housing Board RB
     (Wachovia Merlots Trust Receipts)
     Series 2002A-19 AMT DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.20%(b)                            05/07/04            2,835               2,835,000
                                                                               -----------
                                                                                 4,520,000
                                                                               -----------
Multi-State - 2.2%
   Charter Mac Equity Issuer Trust RB
     (Merrill Lynch P-Float Trust
     Receipts) Series 2004 AMT DN
     (Merrill Lynch & Co. Guaranty)
     1.23%(b)                            05/07/04           27,960              27,960,000
   Charter Mac Equity Issuer Trust RB
     (Merrill Lynch P-Float Trust
     Receipts) Series 2004 PT-2121
     AMT DN (Merrill Lynch & Co.
     Guaranty)
     1.23%(b)                            05/07/04           19,495              19,495,000
                                                                               -----------
                                                                                47,455,000
                                                                               -----------
Nebraska - 0.2%
   American Public Energy Gas Supply
     Agency RB (Nebraska Public Gas
     Agency Project) Series 1998C MB
     (AMBAC Insurance) (AAA,Aaa)
     4.00%                               09/01/04            3,550               3,585,856
                                                                               -----------
Nevada - 0.2%
   Clark County IDRB (Southwest Gas
     Corp. Project) Series 2003A AMT
     DN (Fleet National Bank LOC)
     (A-1,VMIG-1)
     1.13%(b)                            05/07/04            2,500               2,500,000
   Clark County Passenger Facility
     Charge RB Series 2002 MB (MBIA
     Insurance)
     4.00%                               07/01/04            1,570               1,577,971
                                                                               -----------
                                                                                 4,077,971
                                                                               -----------

                                                             PAR
                                          MATURITY          (000)                 VALUE
                                         ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
New Hampshire - 0.2%
   New Hampshire Business Finance
     Authority Industrial Facilities RB
     (Felton Brush, Inc. Project) Series
     1997 AMT DN (KeyBank N.A. LOC)
     1.27%(b)                            05/07/04          $ 1,475             $ 1,475,000
   New Hampshire Housing Finance
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2001A-51
     AMT DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.20%(b)                            05/07/04            1,925               1,925,000
   New Hampshire Housing Finance
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2001A-82
     AMT DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.20%(b)                            05/07/04            1,670               1,670,000
                                                                               -----------
                                                                                 5,070,000
                                                                               -----------
New Jersey - 2.7%
   Berkeley Township GO Series 2003
     BAN
     1.75%                               05/20/04            2,263               2,263,605
   Camden County Improvement
     Authority RB (Congregation
     Beth-El Project) Series 2001 DN
     (Commerce Bank N.A. LOC)
     1.14%(b)                            05/07/04              300                 300,000
   East Brunswick Township GO Series
     2003 BAN
     1.00%                               06/16/04           14,000              14,001,214
   Hudson County Certificates of
     Participation Series 2001A-35 DN
     (MBIA Insurance, Wachovia Bank
     N.A. LOC) (VMIG-1)
     1.11%(b)                            05/07/04            3,800               3,800,000
   Mercer County Improvemnet
     Authority RB Series 1998 DN (Bank
     of America N.A. LOC) (A-1+)
     1.04%(b)                            05/07/04           17,045              17,045,000
   Montclair GO Series 2003 BAN
     (AAA,Aaa)
     1.50%                               05/28/04            7,612               7,614,500
   Montclair GO Series 2003 MB
     1.50%                               05/28/04            3,000               3,000,985
   New Jersey Economic Development
     Authority RB (Somerset Hills
     YMCA Project) Series 2003 DN
     (Commerce Bank N.A. LOC)
     1.14%(b)                            05/07/04              100                 100,000
   New Jersey Economic Development
     Authority Special Facilities RB
     (Port Newark Container LLC
     Project) Series 2003 AMT DN
     (Citibank LOC) (A-1+,Aa)
     1.14%(b)                            05/07/04              700                 700,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                               PAR
                                            MATURITY          (000)                 VALUE
                                           ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
New Jersey (continued)
   New Jersey Health Care Facilities
     Financing Authority RB (Merrill
     Lynch P-Float Trust Receipts)
     Series 2001 PT-1319 DN (AMBAC
     Insurance, Merrill Lynch Capital
     Services SBPA) (A-1)
     1.12%(b)                              05/07/04          $ 4,900           $ 4,900,000
   New Jersey Health Care Facilities
     Financing Authority RB (Wachovia
     Merlots Trust Receipts) Series
     2001A DN (Wachovia Bank N.A.
     LOC) (VMIG-1)
     1.11%(b)                              05/07/04            2,685             2,685,000
   New Jersey Housing & Mortgage
     Finance Agency RB (Single Family
     Housing Project) Series 2003B
     AMT MB (SP-1+,MIG-1)
     1.10%                                 10/01/04            2,000             2,000,000
                                                                               -----------
                                                                                58,410,305
                                                                                ----------
New Mexico - 0.1%
   Dona Ana County IDRB (Merryweath
     Project) Series 1998 AMT DN (First
     Merit Bank N.A. LOC)
     1.38%(b)                              05/07/04            1,610             1,610,000
                                                                               -----------
New York - 2.3%
   City of New York Municipal Water &
     Sewer System RB Series 2000C DN
     (FGIC Insurance) (A-1+,VMIG-1)
     1.06%(b)                              05/03/04           13,550            13,550,000
   Lancaster IDRB (Jiffy Tite Co., Inc.
     Project) Series 1997 AMT DN (Key
     Bank N.A. LOC)
     1.27%(b)                              05/07/04            1,650             1,650,000
   Monroe County Asset Securitization
     Corporation RB Series 2003
     PA-1210 DN (Merrill Lynch & Co.
     Guaranty) (F-1+)
     1.18%(b)                              05/07/04           15,000            15,000,000
   New York Housing Finance Agency
     RB (Theatre Row Tower Project)
     Series 2001 AMT DN (Hypover-
     insbank LOC)
     1.32%(b)                              05/07/04            5,000             5,000,000
   Onondaga IDRB (Midstate Printing
     Corp. Project) Series 2000 AMT DN
     (KeyBank N.A. LOC)
     1.27%(b)                              05/07/04            1,480             1,480,000
   Suffolk County GO (Longwood
     Central School District Project)
     Series 2006 TAN (SP-1+)
     1.75%                                 06/30/04           10,000            10,011,292

                                                               PAR
                                            MATURITY          (000)                 VALUE
                                           ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
New York (continued)
   Ulster IDRB (Viking Industries, Inc.
     Project) Series 1998A AMT DN
     (KeyBank N.A. LOC)
     1.27%(b)                              05/07/04          $ 1,685           $ 1,685,000
                                                                               -----------
                                                                                48,376,292
                                                                               -----------
North Carolina - 1.9%
   Buncombe County IDRB (Lustar
     Dyeing, Inc. Project) Series 1998
     AMT DN (Wachovia Bank N.A. LOC)
     1.26%(b)                              05/07/04            2,165             2,165,000
   Charlotte Airport RB Series 2003
     PT-719 AMT DN (MBIA Insurance)
     (A-1+)
     1.19%(b)                              05/07/04            3,335             3,335,000
   Cleveland County Industrial Facilities
     PCRB (Blanchford Rubber Project)
     Series 2003 DN (Bank One N.A.
     LOC)
     1.13%(b)                              05/07/04            1,000             1,000,000
   Gates County IDRB (Coxe-Lewis
     Corp. Project) Series 1999 AMT DN
     (Wachovia Bank N.A. LOC)
     1.26%(b)                              05/07/04            1,010             1,010,000
   Iredell County Industrial Facilities &
     Pollution Control Financing
     Authority IDRB (B&B Fabricators
     Project) Series 1999 AMT DN
     (Bank of America N.A. LOC)
     1.20%(b)                              05/07/04            2,300             2,300,000
   Lee County Industrial Facilities &
     Pollution Control Financing
     Authority RB (Var-Arden Corp.
     Project) Series 1999 AMT DN
     (Comerica Bank N.A. LOC)
     1.25%(b)                              05/07/04            2,300             2,300,000
   Mecklenburg County Industrial
     Facilities & Pollution Control
     Financing Authority IDRB (Otto
     Industrial, Inc. Project) Series 1988
     AMT DN (Bank of America N.A.
     LOC)
     1.20%(b)                              05/07/04            2,090             2,090,000
   Mecklenburg County Industrial
     Facilities & Pollution Control
     Financing Authority IDRB
     (Peidmont Plastics Project) Series
     1997 AMT DN (Branch Banking &
     Trust Co. LOC)
     1.22%(b)                              05/07/04            1,700             1,700,000
   North Carolina Housing Finance
     Agency RB (Wachovia Merlots
     Project) Series 2001A-70 AMT DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.20%(b)                              05/07/04            2,640             2,640,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                             PAR
                                          MATURITY          (000)                 VALUE
                                         ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
   North Carolina Medical Care
     Commission Retirement Facilities
     RB (Brookwood Project) Series
     2001C DN (Branch Banking &
     Trust Co. LOC) (A-1)
     1.18%(b)                            05/07/04          $1,900              $ 1,900,000
   North Carolina Ports Authority
     Exempt Facilities RB (Wilmington
     Bulk LLC Project) Series 2001A
     AMT DN (Branch Banking & Trust
     Co. LOC)
     1.22%(b)                            05/07/04           2,805                2,805,000
   Rutherford County Industrial
     Facilities PCRB (Thieman Metal
     Technology Project) Series 1998
     AMT DN (Branch Banking & Trust
     Co. LOC)
     1.22%(b)                            05/07/04           2,250                2,250,000
   Sampson County Industrial Facilities
     PCRB (Dubose Strapping, Inc.
     Project) Series 2003 AMT DN
     (Wachovia Bank N.A. LOC)
     1.26%(b)                            05/07/04           3,200                3,200,000
   Union County Industrial Facilities
     PCRB (Tenn Coverting Co. Project)
     Series 1997 AMT DN (SunTrust
     Bank LOC)
     1.17%(b)                            05/07/04           1,750                1,750,000
   Wake County GO Series 2004A DN
     (Landesbank Hessen-Thuringen
     Girozentrale SBPA)
     (A-1+,VMIG-1,F-1+)
     1.13%(b)                            05/07/04           5,000                5,040,625
   Wake County Housing Finance
     Authority RB (Casa Melvid
     Multi-Family Housing Project)
     Series 2001A AMT DN (SunTrust
     Bank LOC) (VMIG-1)
     1.22%(b)                            05/07/04           3,500                3,500,000
   Washington County Industrial
     Facilities PCRB (Mackey's Ferry
     Sawmill, Inc. Project) Series 1997
     AMT DN (Wachovia Bank N.A. LOC)
     1.21%(b)                            05/07/04           2,400                2,400,000
                                                                               -----------
                                                                                41,385,625
                                                                               -----------
North Dakota - 0.6%
   Mercer County Solid Waste Disposal
     RB (National Rural Utilities United
     Power Project) Series 1993U AMT
     MB (National Rural Utilities LOC)
     (A-1,P-1)
     1.18%                               06/01/04           5,900                5,900,000

                                                             PAR
                                          MATURITY          (000)                 VALUE
                                         ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
North Dakota (continued)
   Mercer County Solid Waste Disposal
     RB (National Rural Utilities United
     Power Project) Series 1995A AMT
     MB (National Rural Utilities LOC)
     (A-1)
     1.00%                               09/01/04          $2,400              $ 2,400,000
   North Dakota Housing Finance
     Agency RB Series 2001A-19 DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.20%(b)                            05/07/04           3,515                3,515,000
                                                                               -----------
                                                                                11,815,000
                                                                               -----------
Ohio - 9.0%
   Akron Income Tax RB (Community
     Learning Centers Project) Series
     2004A MB (FGIC Insurance,
     ABN-AMRO Bank N.V. LOC) (A-1)
     1.09%                               12/08/04           7,000                7,000,000
   American Municipal Power
     Incorporated RB (Bowling Green
     Project) Series 2003 BAN
     1.25%                               12/02/04           1,635                1,635,000
   American Municipal Power
     Incorporated RB (City of Bryan
     Project) Series 2003 BAN
     1.20%                               08/20/04           4,600                4,600,000
   American Municipal Power
     Incorporated RB (Cleveland Public
     Power Project) Series 2003 BAN
     1.10%                               08/19/04           2,660                2,659,900
   American Municipal Power
     Incorporated RB (Deshler Project)
     Series 2003 BAN
     1.10%                               07/08/04             542                  542,000
   American Municipal Power
     Incorporated RB (Gorsuch Station
     Improvement Project) Series
     2004A MB (A-1,MIG-1)
     1.10%                               04/01/05           5,280                5,280,000
   American Municipal Power
     Incorporated RB (Hubbard, Inc.
     Project) Series 2003 BAN
     1.25%                               12/15/04           2,100                2,100,000
   American Municipal Power
     Incorporated RB (Shelby Project)
     Series 2003 BAN
     1.30%                               11/18/04           3,750                3,750,000
   American Municipal Power
     Incorporated RB (Woodville
     Project) Series 2003 BAN
     1.20%                               07/22/04           1,300                1,300,000
   American Municipal Power
     Incorporated RB Series 2003 BAN
     1.20%                               11/04/04           2,320                2,320,000
   Avon GO Series 2004 BAN
     1.35%                               04/14/05           1,000                1,002,355

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                               PAR
                                            MATURITY          (000)                 VALUE
                                           ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
   Belmont County GO Series 2004 BAN
     1.36%                                 03/16/05          $1,500               $1,503,365
   Berea County GO Series 2003 BAN
     1.15%                                 07/01/04           1,300                1,300,535
   Brecksville City GO Series 2003 BAN
     1.35%                                 05/06/04             500                  500,013
   Brunswick GO Series 2003 BAN
     1.25%                                 05/27/04           3,600                3,600,403
   Butler Hospital Facilities RB (Ucpha,
     Inc. Project) Series 2004 DN (A-1)
     1.15%(b)                              05/07/04           8,450                8,450,000
   Cuyahoga County Economic
     Development RB (Cleveland
     Botanical Garden Project) Series
     2001 DN (M&T Bank Corp. LOC)
     (VMIG-1)
     1.13%(b)                              05/07/04             635                  635,000
   Dayton-Montgomery County Port
     Authority RB Series 2003 BAN
     1.85%                                 05/14/04           1,500                1,500,342
   Fairfield County GO Series 2004 BAN
     2.00%                                 04/13/05           8,100                8,162,391
   Franklin County Hospital Facilities
     Referral & Improvement RB (U.S.
     Health Corp. of Columbus Project)
     Series 1996A DN (Morgan
     Guaranty Trust LOC) (VMIG-1)
     1.09%(b)                              05/07/04             195                  195,000
   Galion GO Series 2003 BAN
     1.62%                                 06/03/04           3,145                3,146,189
   Geauga County GO Series 2003 BAN
     1.30%                                 10/07/04           1,000                1,000,856
   Greene County GO Series 2004A MB
     (MIG-1)
     1.33%                                 08/20/04             475                  475,401
   Greene County GO Series 2004B MB
     (MIG-1)
     1.33%                                 02/25/05             450                  450,655
   Hamilton County Economic
     Development RB (Taft Museum
     Project) Series 2002 DN (Fifth
     Third Bank N.A. LOC)
     1.11%(b)                              05/07/04           5,000                5,000,000
   Hamilton County Electric System RB
     Series 2002B DN (FSA Insurance,
     Dexia Bank LOC) (VMIG-1)
     1.10%(b)                              05/07/04           8,680                8,680,000
   Hamilton County GO Series 2003
     BAN (MIG-1)
     1.16%                                 06/03/04           1,540                1,540,000
   Hamilton County GO Series 2003I
     BAN
     1.36%                                 11/10/04           1,000                1,001,352

                                                               PAR
                                            MATURITY          (000)                 VALUE
                                           ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
   Hamilton County GO Series 2004
     BAN
     1.40%                                 01/28/05          $1,650               $1,653,627
   Hamilton County Hospital Facilities
     RB (Children's Hospital Medical
     Center Project) Series 2000 DN
     (J.P. Morgan Chase LOC) (VMIG-1)
     1.10%(b)                              05/07/04           1,000                1,000,000
   Lancaster GO Series 2004 BAN
     1.13%                                 09/10/04           2,525                2,527,971
   Licking County GO Series 2004 BAN
     1.57%                                 02/23/05           1,480                1,484,398
   Lucas County Economic
     Development RB (Maumee Valley
     Country Day School Project) Series
     1998 AMT DN (American National
     Bank & Trust Co. LOC)
     2.08%(b)                              05/07/04           1,715                1,715,000
   Lucas Industrial Development RB
     (Conforming Matrix Corp. Project)
     Series 1999 AMT DN (Sky Bank
     LOC)
     2.08%(b)                              05/07/04           1,130                1,130,000
   Lyndhurst GO Series 2004 BAN
     1.35%                                 03/03/05             475                  475,787
   Marysville City Sewer Authority GO
     Series 2003 BAN
     1.41%                                 11/10/04           3,494                3,498,719
   Middletown City School District GO
     (School Improvement Project)
     Series 2004 MB (FGIC Insurance)
     (Aaa,AAA)
     2.00%                                 12/01/04           1,665                1,673,298
   Middletown School District GO Series
     2003 BAN
     1.75%                                 06/10/04           8,500                8,505,537
   Napoleon GO Series 2003 BAN
     1.17%                                 05/20/04           1,252                1,252,045
     1.50%                                 07/29/04           1,000                1,000,942
   North Olmstead GO Series 2003 BAN
     1.25%                                 06/17/04           1,000                1,000,317
   North Royalton GO Series 2004 BAN
     1.35%                                 01/20/05           1,000                1,001,766
   Oakwood GO Series 2004 BAN
     1.25%                                 03/17/05           2,000                2,002,936
   Ohio Higher Education Facility RB
     (Ashland University Project) Series
     2004 DN (KeyBank N.A. LOC) (A-1)
     1.15%(b)                              05/07/04           2,000                2,000,000
   Ohio Higher Education Facility RB
     (Cedarville University Project)
     Series 2004 DN (KeyBank N.A. LOC)
     1.17%(b)                              05/07/04           2,000                2,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PAR
                                           MATURITY          (000)                 VALUE
                                          ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
   Pataskala GO Series 2004 BAN
     1.68%                                02/24/05          $ 1,595            $  1,601,180
   Penta Career Center Certificates of
     Participation (Wood Lucas County
     Project) Series 2004 MB
     1.40%                                04/01/05            1,135               1,138,092
   Richland County GO Series 2003 BAN
     (MIG-1)
     1.47%                                11/09/04            1,536               1,538,941
   Richland County GO Series 2004
     TRAN (F-1+)
     1.50%                                03/31/05            1,192               1,196,309
   Strongsville GO Series 2003-1 BAN
     1.15%                                07/22/04            1,900               1,900,841
   Summit County Civic Facility RB
     (Akron Area Electrical Joint
     Apprenticeship & Training Trust
     Project) Series 2001 DN (KeyBank
     N.A. LOC)
     1.17%(b)                             05/07/04               20                  20,000
   Summit County IDRB (J&P Capital
     Project) Series 2001 AMT DN
     (Sky Bank LOC)
     1.57%(b)                             05/07/04            1,840               1,840,000
   Tallmadge GO (Recreational
     Improvement Notes) Series 2004
     MB
     2.00%                                03/15/05            2,100               2,115,539
   Tipp County GO Series 2003 BAN
     1.25%                                05/06/04            1,000               1,000,009
   Toledo City School District GO
     (Wachovia Merlots Trust Receipts)
     Series 2004A-15 DN (Wachovia
     Bank N.A. LOC) (Aaa,VMIG-1)
     1.17%(b)                             05/07/04            3,555               3,555,000
   Troy GO Series 2004 BAN
     1.64%                                09/30/04            1,900               1,904,599
   University Akron RB (General
     Receipts Project) Series 2004 DN
     (VMIG-1)
     1.09%(b)                             05/07/04           37,605              37,605,000
   University Heights GO Series 2004
     BAN
     1.60%                                05/12/05            1,565               1,568,850
   University of Cincinatti RB Series
     2004B DN (AMBAC Insurance,
     Bayerische Landesbank Girozentrale
     SBPA) (A-1+,VMIG-1)
     1.10%(b)                             05/07/04            5,000               5,000,000
   University of Toledo RB (Societe
     Generale Trust Receipts) Series
     2001 SGA-125 DN (FGIC Insurance)
     (A-1+)
     1.12%(b)                             05/07/04            6,900               6,900,000
   Vermilion GO Series 2004 BAN
     1.40%                                08/26/04              864                 865,105

                                                              PAR
                                           MATURITY          (000)                 VALUE
                                          ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
   Wapokoneta GO Series 2003 BAN
     1.65%                                06/17/04          $   877            $    877,191
   Westerville City School District GO
     Series 2004 MB (AAA,Aaa)
     2.00%                                12/01/04            1,130               1,136,223
   Wood County Economic Development
     RB (Sun Seed Holding Co., Inc.
     Project) Series 2001A AMT DN (Sky
     Bank LOC)
     2.08%(b)                             05/07/04              700                 700,000
   Wood County IDRB (Hammill
     Manufacturing Project) Series 2001
     AMT DN (Sky Bank LOC)
     2.08%(b)                             05/07/04              690                 690,000
   Wood County RB (Toledo YMCA
     Facilities Improvement Project)
     Series 1998 DN (Sky Bank LOC)
     2.08%(b)                             05/07/04            3,715               3,715,000
   Wyoming GO Series 2003 BAN
     1.08%                                07/09/04            1,644               1,644,514
                                                                               ------------
                                                                                191,765,494
                                                                               ------------
Oklahoma - 1.2%
   Broken Bow Economic Development
     Authority Solid Waste Disposal RB
     (J. M. Huber Project) Series 2003A
     AMT DN (SunTrust Bank LOC)
     1.17%(b)                             05/07/04            7,500               7,500,000
   Canadian County Home Financing
     Authority RB (Merrill Lynch
     P-Float Trust Receipts,
     Multi-Family Housing Project)
     Series 2003 PT-1885 AMT DN
     (Merrill Lynch Captial Services
     SBPA) (F-1+,AA-)
     1.23%(b)                             05/07/04            2,000               2,000,000
   Muskogee Transport Authority IDRB
     (Metals USA, Inc. Project) Series
     1998 AMT DN (Bank One N.A. LOC)
     1.28%(b)                             05/07/04            2,850               2,850,000
   Oklahoma City IDRB Series 1998
     AMT DN (Bank One N.A. LOC)
     1.28%(b)                             05/07/04            2,240               2,240,000
   Oklahoma Development Finance
     Authority RB (ConocoPhillips Co.
     Project) Series 2002B DN
     (ConocoPhillips Guaranty)
     (A-2,P-2)
     1.28%(b)                             05/07/04            2,500               2,500,000
   Oklahoma Development Finance
     Authority RB (ConocoPhillips Co.
     Project) Series 2003 MB
     (A-2,MIG-2)
     1.35%                                12/01/04            8,000               8,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PAR
                                           MATURITY          (000)                 VALUE
                                          ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Oklahoma (continued)
   Oklahoma University Board of
     Regents RB (Packaging Systems
     Project) Series 2004 MB
     2.00%                                03/01/05          $   250             $   251,860
                                                                                -----------
                                                                                 25,341,860
                                                                                -----------
Oregon - 0.7%
   Oregon GO Series 2003 TAN
     (SP-1+,MIG-1)
     2.25%                                11/15/04           14,000              14,088,420
                                                                                -----------
Pennsylvania - 4.0%
   Cumberland County Municipal
     Authority RB (Messiah Village
     Project) Series 2002 DN (Citizens
     Bank of Pennsylvania LOC)
     1.10%(b)                             05/07/04            7,600               7,600,000
   Greater Latrobe School Authority
     Building RB (School Building
     Project) Series 2000 MB
     5.30%                                10/01/04            1,375               1,436,284
   Harrisburg Authority RB (Haverford
     School District Project) Series
     2001A DN (FSA Insurance, Dexia
     Bank LOC)
     1.14%(b)                             05/07/04            2,195               2,195,000
   Kutztown Area School District GO
     Series 2003 MB (AAA,Aaa)
     2.00%                                08/15/04              100                 100,238
   Mercer County Industrial Authority
     Economic Development RB (Solar
     Atmospheres Western
     Pennsylvania Project) Series 2001
     DN
     1.10%(b)                             05/07/04            2,900               2,900,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 2002A AMT DN (FSA
     Insurance) (A-1+,VMIG-1)
     1.15%(b)                             05/07/04           20,000              20,000,000
   Pennsylvania Higher Educational
     Facilities Authority RB (Holy Family
     University Project) Series 2004 DN
     (VMIG-1)
     1.12%(b)                             05/07/04            3,600               3,600,000
   Pennsylvania Higher Educational
     Facilities Authority RB (Thomas
     Jefferson Project) Second Series
     2001 DN (Morgan Guaranty Trust
     LOC) (VMIG-1)
     1.09%(b)                             05/07/04            4,160               4,160,000
   Pennsylvania Higher Educational
     Facilities Authority RB Series
     2002A DN (Commerce Bank N.A.
     LOC) (VMIG-1)
     1.12%(b)                             05/07/04              125                 125,000

                                                              PAR
                                           MATURITY          (000)                 VALUE
                                          ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
   Pennsylvania Higher Educational
     Facilities Authority RB Series
     2002B DN (Commerce Bank N.A.
     LOC) (VMIG-1)
     1.12%(b)                             05/07/04          $ 1,200             $ 1,200,000
   Pennsylvania Housing Finance
     Agency RB (Single Family
     Mortgage Project) Series 1996-50A
     MB
     5.30%                                10/01/04            1,970               2,004,982
   Pennsylvania State GO Second Series
     2003 DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.15%(b)                             05/07/04              100                 100,000
   Pennsylvania Turnpike Commission
     RB Series 2002B DN (Credit Locale
     de France LOC) (A-1+,VMIG-1,F-1+)
     1.10%(b)                             05/07/04           12,400              12,400,000
   Philadelphia Authority for Industrial
     Development Health Care Facility
     RB (Greater Philadelphia Health
     System Project) Series 2003 DN
     (Commerce Bank N.A. Liquidity
     Facility)
     1.12%(b)                             05/07/04            4,500               4,500,000
   Philadelphia GO Series 2003 TRAN
     2.00%                                06/30/04           15,000              15,025,336
   Philadelphia Hospital & Higher
     Education Facilities Authority RB
     (Philadelphia Protestant Home
     Project) Series 2004 DN (Fleet
     National Bank LOC) (VMIG-1)
     1.12%(b)                             05/07/04            4,450               4,450,000
   State Public School Building
     Authority RB (Kennett
     Consolidated School District
     Project) Series 1998D MB
     5.20%                                02/15/05              500                 516,287
   State Public School Building
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2004A-1 MB
     (FSA Insurance, Wachovia Bank
     N.A. LOC) (MIG-1)
     1.20%                                02/04/05            3,640               3,640,000
                                                                                -----------
                                                                                 85,953,127
                                                                                -----------
Puerto Rico - 0.4%
   Commonwealth of Puerto Rico GO
     (Bear Stearns Trust Certificates)
     Series 2002A-199 DN (MBIA
     Insurance, Bear Stearns Capital
     Markets Liquidity Facility) (A-1+)
     1.08%(b)(c)                          05/07/04            1,000               1,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNICASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                               PAR
                                            MATURITY          (000)                VALUE
                                           ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Puerto Rico (continued)
   Commonwealth of Puerto Rico
     Government Development Bank
     RB Series 1985 DN (Credit Suisse
     LOC) (A-1+,VMIG-1)
     1.03%(b)                              05/07/04          $   200            $   200,000
   Commonwealth of Puerto Rico Public
     Improvement GO Series 2003
     TRAN (Morgan Stanley Group
     Liquidity Facility) (SP-1+,MIG-1)
     2.00%                                 07/30/04            8,000              8,020,155
                                                                                -----------
                                                                                  9,220,155
                                                                                -----------
Rhode Island - 0.7%
   Rhode Island Housing Finance
     Authority RB (Municipal Securities
     Trust Certificates) Series
     2002A-9036 AMT DN (FSA Insurance,
     Wachovia Bank N.A. LOC) (A-1)
     1.16%(b)(c)                           05/07/04            9,100              9,100,000
   Rhode Island Housing Finance
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2002A-6
     AMT DN (Wachovia Bank N.A. LOC)
     (A-1)
     1.20%(b)                              05/07/04            5,045              5,045,000
                                                                                -----------
                                                                                 14,145,000
                                                                                -----------
South Carolina - 1.0%
   Berkeley County IDRB (Nucor Corp.
     Project) Series 1997 AMT DN
     (A-1+,P-1)
     1.16%(b)                              05/07/04            4,700              4,700,000
   South Carolina Jobs Economic
     Development Authority RB (Ellcon
     National, Inc. Project) Series
     1998B AMT DN (Wachovia Bank
     N.A. LOC)
     1.21%(b)                              05/07/04            1,965              1,965,000
   South Carolina Jobs Economic
     Development Authority RB (Holcim
     U.S., Inc. Project) Series 2003
     AMT DN (Comercia Bank N.A. LOC)
     (A-1)
     1.25%(b)                              05/07/04            6,250              6,250,000
   South Carolina Jobs Economic
     Development Authority RB
     (Persona, Inc. Project) Series
     1998 AMT DN (Lasalle National Bank
     LOC) (A-1)
     1.20%(b)                              05/07/04            1,770              1,770,000
   South Carolina Jobs Economic
     Development Authority RB
     (Republic Services South Carolina
     LLC Project) Series 2003 AMT DN
     (SunTrust Bank LOC)
     1.17%(b)                              05/07/04            5,000              5,000,000


                                                               PAR
                                            MATURITY          (000)                 VALUE
                                           ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
South Carolina (continued)
   South Carolina Jobs Economic
     Development Authority RB
     (Synthetics International, Inc.
     Project) Series 1995 AMT DN
     (Southtrust Bank LOC)
     1.34%(b)                              05/07/04          $   900            $   900,000
                                                                                -----------
                                                                                 20,585,000
                                                                                -----------
South Dakota - 0.5%
   South Dakota Housing Development
     Authority Single Family RB (Merrill
     Lynch P-Float Trust Receipts)
     Series 2003 PT-837 DN (FGIC
     Insurance, Merrill Lynch & Co.
     SPBA)
     1.19%(b)                              05/07/04              140                140,000
   South Dakota Housing Development
     Authority Single Family RB (Merrill
     Lynch P-Float Trust Receipts)
     Series 2003 PT-889 DN (FGIC
     Insurance, Merrill Lynch & Co.
     SBPA)
     1.19%(b)                              05/07/04              605                605,000
   South Dakota Housing Development
     Authority Single Family RB (Merrill
     Lynch P-Float Trust Receipts)
     Series 2004 PT-907 DN (FGIC
     Insurance, Merrill Lynch & Co.
     SBPA)
     1.19%(b)                              05/07/04           10,230             10,230,000
                                                                                -----------
                                                                                 10,975,000
                                                                                -----------
Tennessee - 0.8%
   Grundy County IDRB (Toyota Seat
     Project) Series 2001 AMT DN
     (Comerica Bank N.A. LOC)
     1.30%(b)                              05/07/04            4,255              4,255,000
   Kingsport GO (Water & Sewer
     Project) Series 2004B MB (AMBAC
     Insurance) (AAA,Aaa)
     2.00%                                 03/01/05              350                352,606
   Memphis-Shelby County Airport
     Authority RB Series 1997A MB
     (MBIA Insurance) (AAA,Aaa)
     6.00%                                 02/15/05            1,000              1,038,066
   Metropolitan Government Nashville
     & Davidson County IDRB (Family
     LLC Project) Series 2002 AMT DN
     (SunTrust Bank LOC) (F-1+)
     1.22%(b)                              05/07/04            3,200              3,200,000
   Metropolitan Nashville Airport
     Authority RB Series 2003 DN
     (SunTrust Bank LOC) (VMIG-1)
     1.17%(b)                              05/07/04            5,000              5,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                            PAR
                                         MATURITY          (000)                 VALUE
                                        ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Tennessee (continued)
   Morristown IDRB (Petoskey Plastic
     Project) Series 1999 AMT DN
     (Comerica Bank N.A. LOC)
     1.30%(b)                           05/07/04          $ 4,005             $ 4,005,000
                                                                              -----------
                                                                               17,850,672
                                                                              -----------
Texas - 7.7%
   Austin Airport Systems RB Series
     2000J AMT DN (MBIA Insurance,
     Wachovia Bank N.A. LOC) (VMIG-1)
     1.20%(b)                           05/07/04            3,000               3,000,000
   Brazos Industrial Development
     Corporation Environmental
     Facilities RB (ConocoPhillips Co.
     Project) Series 2003 AMT MB
     (A-2,MIG-2)
     1.38%                              08/01/04            5,500               5,500,000
   Brazos River Authority PCRB (Credit
     Suisse LOC) AMT DN
     (A-1+,VMIG-1)
     1.16%(b)                           05/07/04            9,900               9,900,000
   Collin County Housing Finance
     Corporation Multi-Family RB
     (Merrill Lynch P-Float Trust
     Receipts) Series 1999 PT-1160 DN
     (Merrill Lynch & Co. Guaranty,
     Merrill Lynch Capital Services
     Liquidity Facility) (A-1C+)
     1.17%(b)                           05/07/04            2,300               2,300,000
   Dallas Fort Worth International
     Airport RB (Merrill Lynch P-Float
     Trust Receipts) Series 2004
     PT-2156 DN (Merrill Lynch Captial
     Services SBPA) (F-1+)
     1.19%(b)                           05/07/04              630                 630,000
   Dallas Fort Worth International
     Airport RB Series 2003A-34 AMT
     DN (FSA Insurance, Wachovia Bank
     N.A. LOC) (VMIG-1)
     1.20%(b)                           05/07/04            5,000               5,000,000
   Grapevine GO Series 1995 MB
     (AAA,Aaa)
     5.25%                              02/15/05              500                 516,509
   Gulf Coast Waste Disposal Authority
     RB (Air Products Project) Series
     1999 AMT DN (A-1,VMIG-1)
     1.16%(b)                           05/07/04           10,000              10,000,000
   Gulf Coast Waste Disposal Authority
     RB (Waste Management Project)
     Series 2004A AMT DN (J.P. Morgan
     Chase Bank LOC) (A-1+)
     1.15%(b)                           05/07/04            2,500               2,500,000
   Harris County GO (Toll Road Project)
     Series 1994 MB (AAA,Aa1)
     6.12%                              08/15/04            1,500               1,549,221

                                                            PAR
                                         MATURITY          (000)                 VALUE
                                        ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
   Harris County Housing Financing
     Corporation Multi-Family Housing
     RB (Torrey Chase Apartments
     Project) Series 1998 AMT DN
     (General Electric Co. Guaranty)
     (P-1)
     1.39%(b)                           05/07/04          $10,920             $10,920,000
   Harris County RB (Port of Houston
     Authority Project) Series 2002 MB
     5.00%                              05/01/04              200                 200,000
   Houston Housing Finance
     Corporation RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2004 PT-2101 AMT DN (Merrill
     Lynch & Co. Guaranty)
     1.23%(b)                           05/07/04            5,985               5,985,000
   Montgomery County IDRB (Sawyer
     Research Products, Inc. Project)
     Series 1995 AMT DN (KeyBank
     N.A. LOC)
     1.27%(b)                           05/07/04              868                 867,500
   Northside Independent School
     District GO (School Building
     Project) Series 2003 MB (Bank of
     America N.A. SBPA)
     (A-1+,MIG-1,F-1+)
     1.02%                              06/15/04            4,000               4,000,000
   Panhandle Regional Housing Finance
     RB Series 2004 PT-2086 AMT DN
     (Merrill Lynch & Co. Guaranty)
     (AA-,F-1+)
     1.23%(b)                           05/07/04            3,365               3,365,000
   Port Arthur Navigation District
     Industrial Development
     Corporation Exempt Facilities RB
     (Air Products & Chemical Project)
     Series 2000 AMT DN (A-1,VMIG-1)
     1.16%(b)                           05/07/04           10,000              10,000,000
   Texas GO Series 2003 TRAN
     (SP-1+,MIG-1)
     2.00%                              08/31/04           55,455              55,645,369
   Texas Public Finance Authority GO
     Series 2003 MB (AA,Aa1)
     3.00%                              10/01/04            1,000               1,007,591
   Texas State Department of Housing
     & Community Affairs Multi-Family
     RB (Merrill Lynch P-Float Trust
     Receipts) Series 2001 PT-1278
     AMT DN (Merrill Lynch & Co.
     Guaranty) (A-1C+)
     1.23%(b)                           05/07/04            9,065               9,065,000
   Texas State Department of Housing
     & Community Affairs Multi-Family
     RB Series 2001 PT-1347 AMT DN
     (Merrill Lynch & Co. Guaranty)
     (A-1C+)
     1.23%(b)                           05/07/04           10,655              10,655,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNICASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                               PAR
                                            MATURITY          (000)                 VALUE
                                           ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
   Texas State Department of Housing
     & Community Affairs Multi-Family
     RB Series 2003 PT-1868 AMT DN
     (Merrill Lynch & Co. Guaranty)
     1.23%(b)                              05/07/04          $ 3,970            $  3,970,000
   Victory Street Public Facilities
     Corporation Texas Multi-Family RB
     Series 2003 PT-2059 AMT DN
     (Merrill Lynch & Co. Guaranty)
     1.23%(b)                              05/07/04            7,300               7,300,000
                                                                                ------------
                                                                                 163,876,190
                                                                                ------------
Vermont - 0.4%
   Vermont Educational & Health
     Buildings Financing Agency RB
     (Rutland Medical Center Project)
     Series 2001A DN (National
     Westminster Bank LOC) (A-1)
     1.16%(b)                              05/07/04            6,600               6,600,000
   Vermont IDRB (Alpine Pipeline Co.
     Project) Series 1999 AMT DN
     (KeyBank N.A. LOC)
     1.27%(b)                              05/07/04            1,265               1,265,000
                                                                                ------------
                                                                                   7,865,000
                                                                                ------------
Virginia - 2.2%
   Botetourt County IDRB (Altec
     Industries Project) Series 2001
     AMT DN (Amsouth Bank of
     Alabama LOC) (A-1)
     1.30%(b)                              05/07/04            2,600               2,600,000
   Cabell Lifecare Facilities RB (Foster
     Foundation Project) Series 2003
     DN (Huntington National Bank
     LOC)
     1.15%(b)                              05/07/04            4,500               4,500,000
   Capital Region Airport Commission
     RB (Richmond International
     Airport Project) Series 1995C AMT
     DN (Credit Locale de France LOC)
     (A-1+,VMIG-1)
     1.20%(b)                              05/07/04            1,305               1,305,000
   Chesterfield County IDRB (Lumberg,
     Inc. Project) Series 1998 AMT DN
     (NationsBank LOC) (A-1+)
     1.20%(b)                              05/07/04              800                 800,000
   Chesterfield County IDRB Series
     2003 PT-886 DN (Merrill Lynch &
     Co. Guaranty) (F-1+)
     1.19%(b)                              05/07/04           22,595              22,595,000
   Greensville County IDRB (Perdue
     Farms, Inc. Project) Series 1986
     AMT DN (SunTrust Bank LOC)
     1.17%(b)                              05/07/04            1,600               1,600,000

                                                               PAR
                                            MATURITY          (000)                 VALUE
                                           ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Virginia (continued)
   King George County IDA Solid Waste
     Disposal Facility RB (Garnet of
     Virginia, Inc. Project) Series 1996
     AMT DN (Morgan Guaranty Trust
     LOC) (A-1+)
     1.20%(b)                              05/07/04          $   300            $    300,000
   Mount Jackson IDRB (Bowman Apple
     Products Project) Series 2002 AMT
     DN (Bank of America N.A. LOC)
     (VMIG-1)
     1.17%(b)                              05/07/04            4,500               4,500,000
   Nelson County IDRB (Taylor Ramsey
     Corp. Project) Series 1999 AMT DN
     (Bank of America N.A. LOC)
     1.20%(b)                              05/07/04              800                 800,000
   Norfolk Redevelopment & Housing
     Authority Multi-Family Housing RB
     (Residential Rental Project) Series
     2003 AMT DN (SunTrust Bank LOC)
     1.27%(b)                              05/07/04            2,064               2,064,000
   Richmond IDRB (PM Beef Co.
     Project) Series 1997 AMT DN (Bank
     of America N.A. LOC)
     1.24%(b)                              05/07/04            1,400               1,400,000
   Smyth County IDRB (Summit
     Properties Project) Series 1995 AMT
     DN (Fifth Third Bank N.A.
     LOC) (VMIG-1)
     1.11%(b)                              05/07/04              100                 100,000
   Virginia Beach Development
     Authority Multi-Family Housing RB
     (Residential Rental Housing
     Project) Series 2002 AMT DN
     (Branch Banking & Trust Co. LOC)
     1.27%(b)                              05/07/04            1,780               1,780,000
   Virginia Public School Authority RB
     (School Financing Project) Series
     2003D MB (AA+,Aa1)
     2.50%                                 08/01/04            2,820               2,839,784
   Virginia Public School Authority RB
     Series 1994A MB (Aa1,AA)
     6.12%                                 08/01/04              600                 619,540
   Virginia Small Business Financing
     Authority RB (Coastal Development
     Group Project) Series 1989 AMT DN
     (Branch Banking & Trust Co. LOC)
     1.60%(b)                              05/07/04              135                 135,000
                                                                                ------------
                                                                                  47,938,324
                                                                                ------------
Washington - 3.4%
   Chelan County Public Utility District
     RB Series 2001B DN (MBIA Insurance,
     Wachovia Bank N.A.
     SBPA) (A-1)
     1.20%(b)                              05/07/04            5,000               5,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PAR
                                           MATURITY          (000)                 VALUE
                                          ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Washington (continued)
   Pilchuck Public Development
     Corporation RB (Holden-
     McDaniels Partners Project) Series
     1996 AMT DN (KeyBank N.A. LOC)
     1.27%(b)                             05/07/04          $ 1,745       $ 1,745,000
   Port of Seattle RB Series 2003
     PT-1718 DN (FGIC Insurance,
     Banque Nationale de Paribas
     SBPA) (A-1+)
     1.18%(b)                             05/07/04            1,800         1,800,000
   Port of Seattle GO (Stars
     Certificates Project) Series
     2004-47 AMT DN (FSA Insurance,
     Banque Nationale de Paribas
     SBPA) (AAA,VMIG-1)
     1.18%(b)                             05/07/04            5,345         5,345,000
   Port of Seattle RB (Wachovia Merlot
     Trust Receipts) Series 2002B-04
     AMT DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.20%(b)                             05/07/04           13,545        13,545,000
   Port of Seattle RB Series 2003
     PT-1719 DN (FGIC Insurance,
     Banque Nationale de Paribas
     SBPA)
     1.20%(b)                             05/07/04            1,545         1,545,000
   Port of Seattle RB Series 2003
     PT-720 AMT DN (FGIC Insurance,
     Banque Nationale de Paribas
     SBPA) (A-1+)
     1.20%(b)                             05/07/04            2,500         2,500,000
   Seattle Housing Authority RB (High
     Point Project Phase I) Series 2003
     DN (Bank of America N.A. LOC)
     1.17%(b)                             05/07/04            6,400         6,400,000
   Seattle Housing Authority RB
     (Newholly Phase 111 Project)
     Series 2002 AMT DN (KeyBank
     N.A. LOC) (VMIG-1)
     1.17%(b)                             05/07/04            2,355         2,355,000
   Seattle Housing Authority RB
     (Rainier Vista Project Phase I)
     Series 2003 AMT DN (KeyBank
     N.A. LOC) (A-1)
     1.15%(b)                             05/07/04            5,625         5,625,000
   Washington State GO Series
     1994R-95A MB (AA+,Aa1,AA)
     5.80%                                10/01/04            2,000         2,039,671
   Washington State Housing Financing
     Committee Non-Profit Housing RB
     (Emerald Heights Project) Series
     2003 DN (Bank of America N.A.
     LOC) (F-1+)
     1.05%(b)                             05/07/04           10,260        10,260,000

                                                              PAR
                                           MATURITY          (000)                 VALUE
                                          ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
Washington (continued)
   Washington State Housing Financing
     Committee Non-Profit Housing RB
     Series 2003 PT-838 AMT DN (AIG
     Insurance, Merrill Lynch & Co.
     SBPA)
     1.19%(b)                             05/07/04          $ 3,810       $ 3,810,000
   Washington State Housing Financing
     Committee Non-Profit Housing RB
     Series 2003 PT-892 DN (AIG
     Insurance, Merrill Lynch & Co.
     SBPA)
     1.19%(b)                             05/07/04           13,040        13,040,000
   Yakima County Public Corporation
     RB (Michelsen Packaging Co.
     Project) Series 2000 AMT DN
     (Bank of America N.A. LOC) (A-1+)
     1.25%(b)                             05/07/04              795           795,000
                                                                           ----------
                                                                           75,804,670
                                                                           ----------
West Virginia - 0.1%
   West Virginia State Hospital RB (West
     Virginia Hospital Pooled Financing
     Program) Series 2001B-2 DN
     (Branch Banking & Trust Co. LOC)
     1.29%(b)                             05/07/04            1,660         1,660,000
                                                                           ----------
Wisconsin - 2.1%
   Kohler Village Solid Waste Disposal
     RB (Kohler Project) Series 1997
     AMT DN (Wachovia Bank N.A. LOC)
     1.21%(b)                             05/07/04            4,000         4,000,000
   Mequon IDRB (Johnson Level GRW
     Investment Project) Series 1995
     AMT DN (Bank One N.A. LOC)
     1.28%(b)                             05/07/04              890           890,000
   Oshkosh IDRB (Oskosh Coil Spring
     Project) Series 2000A AMT DN
     (Bank One Wisconsin LOC)
     1.28%(b)                             05/07/04            2,100         2,100,000
   Sauk County GO Series 2001A MB
     3.25%                                10/01/04              500           504,363
   Wisconsin GO Series 2004-1 MB
     0.96%                                07/15/04            6,000         6,000,000
   Wisconsin Health & Educational
     Facilities RB (Pooled Loan
     Financing Program) Series 2002E
     DN (Associated Bank N.A. LOC)
     (VMIG-1)
     1.29%(b)                             05/07/04            2,200         2,200,000
   Wisconsin Housing & Economic
     Development Authority Single
     Family RB (Merrill Lynch P-Float
     Trust Receipts) Series 2003 PT-758
     AMT DN (Security Life of Denver
     Insurance, Merrill Lynch SBPA)
     1.19%(b)                             05/07/04           14,990        14,990,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNICASH
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                          PAR
                                         MATURITY        (000)             VALUE
                                        ----------   ------------   ------------------
MUNICIPAL BONDS (Continued)
Wisconsin (continued)
   Wisconsin Housing & Economic
     Development Authority Single
     Family RB (Merrill Lynch P-Float
     Trust Receipts) Series 2003 PT-860
     DN (Bayeriche Landesbank
     Girozentrale SBPA, Merrill Lynch &
     Co. Guaranty)
     1.19%(b)                           05/07/04     $13,455         $   13,455,000
                                                                     --------------
                                                                         44,139,363
                                                                     --------------
Wyoming - 1.4%
   Cheyenne IDRB (Grobet File Co., Inc.
     Project) Series 2001 AMT DN
     (National City Bank N.A. LOC)
     1.21%(b)                           05/07/04       2,700              2,700,000
   Green River RB (Rhone-Poulenc LP
     Project) Series 1994 AMT DN (Fleet
     National Bank LOC) (VMIG-1)
     1.35%(b)                           05/07/04      11,400             11,400,000
   Lincoln County PCRB (Exxon Project)
     Series 1985 DN (Exxon Mobil
     Guaranty) (A-1+,P-1)
     1.04%(b)                           05/07/04      15,000             15,000,000
                                                                     --------------
                                                                         29,100,000
                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $2,201,511,222(a))                            102.9%         2,201,511,222
LIABILITIES IN EXCESS
   OF OTHER ASSETS                                      (2.9)%          (62,907,382)
                                                    --------         --------------
NETASSETS (Equivalent to $1.00 per
   share based on 2,050,830,992
   Institutional Shares, 87,854,997
   Dollar Shares, 2,148 Bear Stearns
   Premier Select Shares
   and 2,142 Bear Stearns Premier
   Shares outstanding)                                 100.0%        $2,138,603,840
                                                   = =======         ==============

                                                                             VALUE
                                                                          -----------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($2,050,746,591/2,050,830,992)                                           $  1.00
                                                                            =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   DOLLAR SHARE
   ($87,852,960/87,854,997)                                                 $  1.00
                                                                            =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SELECT SHARE
   ($2,147/2,148)                                                           $  1.00
                                                                            =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SHARE
   ($2,142/2,142)                                                           $  1.00
                                                                            =======

----------------------

 (a)  Aggregate cost for Federal tax purposes.
 (b) Rates shown are the rates as of April 30, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2004, the Fund held 0.9% of its net assets, with a current market value of $18,900,000, in securities restricted as to resale.

                                    MUNICASH
                              MATURITY INFORMATION

                                 APRIL 30, 2004
                                   (UNAUDITED)

       MATURITY                 PAR           PERCENTAGE
----------------------   -----------------   -----------
         1 - 30 Days     $1,737,915,721          79.0%
        31 - 60 Days         81,831,300           3.6
        61 - 90 Days         43,050,900           2.0
       91 - 120 Days         37,088,900           1.7
      121 - 150 Days        100,150,000           4.6
       Over 150 Days        199,846,927           9.1
                                                -----
                                                100.0
                                                =====

                      Average Weighted Maturity - 37 days

-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            BLACKROCK LIQUIDITY FUNDS
                              CALIFORNIA MONEY FUND

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2004

                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PAR
                                           MATURITY          (000)             VALUE
                                          ----------   -----------------   --------------
MUNICIPAL BONDS--100.9%
California--94.0%
   ABAG Finance Authority Non-Profit
     Corporations RB (Blood Centers of
     Pacific Project) Series 2002A DN
     (Wells Fargo Bank LOC) (A-1+)
        0.99%(b)                          05/03/04          $ 5,890        $5,890,000
   ABAG Finance Authority Non-Profit
     Corporations RB (Lease Revenue
     Pass-Through Obligation) Series
     2003A DN (Societe Generale LOC)
     (A-1+)
        1.15%(b)                          05/07/04            1,845         1,845,000
   Alameda-Contra Costa Schools Finance
      Authority Certificates of
      Participation (Captial
      Improvements Financing Project)
      Series 1997F DN (Kredietbank N.V.
     LOC) (A-1+)
        1.15%(b)                          05/07/04              800           800,000
   California Communities Housing &
     Finance Agency RB (Lease
     Revenue Pass-Through Obligation)
     Series 2001A DN (Societe Generale
     LOC) (A-1+)
        1.15%(b)                          05/07/04            4,000         4,000,000
   California Department of Water
     Resource Power Supply RB Series
     2002C-7 DN (FSA Insurance, Dexia
     Credit SBPA) (A-1+, VMIG-1)
        1.11%(b)                          05/07/04            4,850         4,850,000
   California Educational Facilities
     Authority RB (Art Center Design
     College Project) Series 2002A DN
     (Allied Irish Bank PLC LOC)
     (VMIG-1)
        1.17%(b)                          05/07/04            3,745         3,745,000
   California Educational Facilities
     Authority RB (Santa Clara
     University Project) Series 2002B
     DN (MBIA Insurance, Allied Irish
     Bank PLC SBPA) (VMIG-1)
        1.07%(b)                          05/07/04            2,000         2,000,000
   California Educational Facilities
     Authority RB (University of
     Southern California Project) Series
     2003C MB (A-1+, MIG-1)
        1.01%                             03/18/05            7,000         7,000,000
   California Floating Rate Receipts GO
     Series 1997 SG-91 DN (FGIC
     Insurance, Societe Generale LOC)
     (A-1+)
        1.13%(b)                          05/07/04           10,120        10,120,000
   California GO (ABN-AMRO Munitops
     Trust Certificates) Series 2003 DN
     (AMBAC Insurance, ABN-AMRO
     Bank N.V. SBPA ) (VMIG-1, F-1+)
        1.14%(b)                          05/07/04            6,000         6,000,000

                                                              PAR
                                           MATURITY          (000)                 VALUE
                                          ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
California (continued)
   California GO (Wachovia Merlots
     Trust Receipts) Series 2002A-47
     DN (MBIA Insurance, Wachovia
     Bank N.A. LOC) (VMIG-1)
        1.10%(b)                          05/07/04          $ 3,385        $3,385,000
   California GO (Wavhovia Merlots
     Trust Receipts) Series 2003 DN
     (AMBAC Insurance, Wachovia Bank
     N.A. LOC) (VMIG-1)
        1.10%(b)                          05/07/04            5,185         5,185,000
   California GO Series 2003A RAN
     (Nordbanken LOC)
     (SP-1+, MIG-1, F-1+)
        2.00%                             06/23/04            2,000         2,002,683
   California GO Series 2003C-1 DN
     (Landesbank Hessen-Thuringen
     Girozentrale LOC)
     (A-1, VMIG-1, F-1+)
        1.09%(b)                          05/07/04            3,000         3,000,000
   California Health Facilities Financing
     Authority RB (Catholic Healthcare
     West Project) Series 1988B DN
     (MBIA Insurance, Morgan Guaranty
     Trust SBPA) (A-1+, VMIG-1)
        1.11%(b)                          05/07/04            2,500         2,500,000
   California Health Facilities Financing
     Authority RB Series 1999 PA-587
     DN (Merrill Lynch Capital Services
     Guaranty) (A-1+)
        1.17%(b)                          05/07/04           10,000        10,000,000
   California Health Facilities Financing
     Authority RB Series 2002-591 DN
     (Morgan Stanley Group LOC) (A-1+)
        1.14%(b)                          05/07/04            9,400         9,400,000
   California Infrastructure & Economic
     Development Bank RB (Academy
     of Motion Pictures Arts & Science
     Project) Series 2002 DN (AMBAC
     Insurance, J.P. Morgan Chase LOC)
     (A-1+, VMIG-1)
        1.09%(b)                          05/07/04            2,500         2,500,000
   California Infrastructure & Economic
     Development Bank RB (J. Paul
     Getty Trust) Series 2003B MB
     (A-1+, MIG-1)
        1.17%                             02/01/05            5,000         5,000,000
   California Infrastructure & Economic
     Development Bank RB Series
     2002B DN (Kredietbank N.V. LOC)
     (A-1+)
        1.07%(b)                          05/03/04            7,300         7,300,000
   California Municipal Securities Trust
     Receipts RB Series 1997 SGA-58
     DN (FGIC Insurance, Societe
     Generale SBPA) (SP-1+, VMIG-1)
        1.14%(b)                          05/07/04            5,665         5,665,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              CALIFORNIA MONEY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                         PAR
                                           MATURITY     (000)      VALUE
                                          ----------   -------    --------
MUNICIPAL BONDS (Continued)
California (continued)
   California Statewide Communities
     Development Authority
     Multi-Family RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2000 PT-1268 DN (Merrill Lynch
     Capital Services Liquidity facility)
     (A-1+)
     1.17%(b)                               05/07/04   $10,000   $10,000,000
   Cupertino Unified School District GO
     Series 2003 TRAN
     1.50%                                  06/30/04     8,900     8,908,529
   Foothill-De Anza Community College
     GO Series 2000Y DN (Wachovia
     Bank N.A. LOC) (VMIG-1)
     1.10%(b)                               05/07/04     4,475     4,475,000
   Fresno County GO Series 2003 TRAN
     (SP-1+)
     2.00%                                  06/30/04     5,000     5,007,834
   Glendale Hospital RB Series
     2002-590 DN (Morgan Stanley
     Group LOC) (A-1+)
     1.14%(b)                               05/07/04     8,800     8,800,000
   Grossmont-Cuyamaca Community College
     District GO Series 2003A MB (MBIA
     Insurance) (AAA, Aaa)
     2.50%                                  08/01/04     2,650     2,659,982
   Irvine Improvement Board ACT 1915
     RB (Assessment District Project)
     Series 2004A DN (Bank of New
     York, California State Teachers
     Retirement System LOC) (VMIG-1)
     1.09%(b)                               05/03/04    10,000    10,000,000
   Kern County GO Series 2003 TRAN
     (SP-1+)
     2.00%                                  06/30/04    14,400    14,425,727
   Los Angeles County Public Works
     Finance Authority Lease RB Series
     2000J DN (AMBAC Insurance,
     Wachovia Bank N.A. LOC) (VMIG-1)
     1.10%(b)                               05/07/04     5,000     5,000,000
   Los Angeles County Water & Power
     RB (Power System Project) Series
     2002A-8 DN (Bayerische
     Landesbank Girozentrale LOC,
     Banque Nationale de Paribas LOC,
     Dexia Credit LOC, J.P. Morgan
     Chase LOC, Westdeutsche
     Landesbank Girozentrale SBPA)
     (A-1+, VMIG-1)
     1.14%(b)                               05/07/04     5,100     5,100,000
   Los Angeles GO Series 2003 TRAN
     (SP-1+, MIG-1, F-1+)
     2.00%                                  06/30/04     5,500     5,509,373



                                                         PAR
                                           MATURITY     (000)      VALUE
                                          ----------   -------    --------
MUNICIPAL BONDS (Continued)
California (continued)
   Los Angeles Unified School District
     GO (ABN-AMRO Munitops Trust
     Certificates) Series 1999C DN
     (MBIA Insurance, ABN-AMRO Bank
     N.V. SBPA) (VMIG-1)
     1.16%(b)                               05/07/04   $ 4,600  $  4,600,000
   Los Angeles Unified School District
     GO Series 1997E DN (MBIA Insurance,
     Wachovia Bank N.A.
     LOC) (VMIG-1)
     1.10%(b)                               05/07/04     4,990     4,990,000
   Los Angeles Unified School District
     GO Series 2003A TRAN
     (SP-1+, MIG-1)
     2.00%                                  07/01/04    13,000    13,022,417
   Los Angeles Wastewater Systems RB
     Series 2001A MB (FGIC Insurance)
     (A-1+, MIG-1, F-1+)
     1.15%                                  12/09/04     2,500     2,500,000
   Los Angeles Wastewater Systems RB
     Series 2002A DN (FGIC Insurance,
     Bank of America N.A. Liquidity
     Facility) (A-1+)
     1.12%(b)                               05/07/04     5,000     5,000,000
   Metropolitan Water Distribution
     Southern California Waterworks
     RB Series 2000B-3 DN
     (Westdeutsche Landesbank
     Girozentrale LOC)
     (A-1+, VMIG-1, F-1+)
     1.08%(b)                               05/03/04     7,050     7,050,000
   Metropolitan Water Distribution
     Southern California Waterworks
     RB Series 2001C-2 DN
     (Westdeutsche Landesbank
     Girozentrale LOC)
     (A-1+, VMIG-1, F-1+)
     1.02%(b)                               05/03/04    11,100    11,100,000
   Newport Beach RB (Hoag Memorial
     Presbyterian Hospital Project)
     Series 1992 DN (Bank of America
     SBPA) (A-1+, VMIG-1)
     1.04%(b)                               05/03/04    10,680    10,680,000
   Oakland Unified School District of
     Alameda County GO (Bear Stearns
     Trust Certificates) Series
     2002A-9035 DN (FGIC Insurance,
     Bear Stearns Capital Markets
     Liquidity Facility) (A-1)
     1.11%(b)(c)                            05/07/04    11,095    11,095,000
   Orange County Sanitation District RB
     Series 2000B AMT DN (Dexia
     Public Finance Bank SBPA)
     (A-1+, VMIG-1)
     1.09%(b)                               05/03/04     5,490     5,490,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              CALIFORNIA MONEY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)        VALUE
                                         ----------   -------     ---------
MUNICIPAL BONDS (Continued)
California (continued)
   Pacific Housing & Finance Agency RB
     (Lease Revenue Pass-Through
     Obligation) Series 2001A DN
     (Societe Generale LOC) (A-1+)
     1.15%(b)                              05/07/04  $ 4,000      $  4,000,000
   Port of Oakland GO Series 2003 TECP
     (Bank of America N.A. LOC, J.P.
     Morgan Chase LOC) (A-1+)
     0.93%                                 06/09/04   10,780        10,780,000
   Riverside County Certificates of
     Participation (Riverside County
     Public Facilities Project) Series
     1985B DN (State Street LOC)
     (A-1+, VMIG-1)
     1.07%(b)                              05/07/04   13,500        13,500,000
   Sacramento County Board of
     Education GO Series 2004 TRAN
     2.00%                                 10/01/04   12,000        12,049,162
   Sacramento Municipal Utilities
     District RB (ABN-AMRO Munitops
     Trust Certificates) Series 2003-17
     DN (MBIA Insurance, ABN-AMRO
     Bank N.V. SBPA) (VMIG-1)
     1.14%(b)                              05/07/04   11,835        11,835,000
   Sacramento Municipal Utility District
     RB (Macon Trust Certificates)
     Series 2002M DN (AMBAC
     Insurance, Kredietbank N.V. LOC)
     (A-1+)
     1.12%(b)                              05/07/04    3,975         3,975,000
   Sacramento Municipal Utility District
     RB Series 2000A DN (AMBAC Insurance,
     Wachovia Bank N.A.
     LOC) (VMIG-1)
     1.10%(b)                              05/03/04    7,855         7,855,000
   Sacramento Unified School District
     GO (ABN-AMRO Munitops Trust
     Certificates) Series 2002-9 MB
     (MBIA Insurance, ABN-AMRO Bank
     N.V. SBPA) (MIG-1, F-1+)
     1.12%                                 06/18/04    7,485         7,485,000
   Sacramento Unified School District
     GO Series 2003-04 TRAN (MIG-1)
     2.00%                                 11/12/04    5,000         5,025,029
   San Diego GO Series 2003 TRAN
     (SP-1+, MIG-1, F-1+)
     1.75%                                 06/30/04    2,000         2,002,594
   San Francisco City & County Public
     Utilities RB (Commission for Clean
     Water Project) Series 2003A DN
     (MBIA Insurance, Wachovia Bank
     N.A. LOC) (VMIG-1)
     1.10%(b)                              05/07/04    3,190         3,190,000

                                                       PAR
                                          MATURITY    (000)         VALUE
                                         ----------   -------     ---------
MUNICIPAL BONDS (Continued)
California (continued)
   San Jose Evergreen Community
     College District RB Series 2002J
     DN (MBIA Insurance, Bank of New
     York SBPA) (VMIG-1)
     1.12%(b)                            05/07/04     $ 8,278    $  8,278,500
   San Jose Multi-Family Housing RB
     (Timberwood Apartments Project)
     Series 1995A DN (Wells Fargo
     Bank LOC) (VMIG-1)
     1.10%(b)                            05/07/04       2,775       2,775,000
   Southern California Public Power
     Authority RB (San Juan Power
     Project) Series 2002 DN (FSA
     Insurance, Wachovia Bank N.A.
     LOC) (VIMG-1)
     1.10%(b)                            05/07/04       1,635       1,635,000
   Ventura County GO Series 2003 TRAN
     (SP-1+, MIG-1)
     1.50%                               07/01/04      10,000      10,009,900
                                                                 ------------
                                                                  361,996,730
                                                                 ------------
Puerto Rico - 6.9%
   Commonwealth of Puerto Rico
     Electric Power Authority RB
     (Goldman Sachs Trust Receipts)
     Series 2002-1 DN (MBIA
     Insurance, Bank of New York
     SBPA) (A-1+)
     1.07%(b)                            05/07/04       3,000       3,000,000
   Commonwealth of Puerto Rico
     Infrastructure Financing Authority
     Special Obligation Bonds
     (ABN-AMRO Munitops Trust
     Certificates) Series 2000A-17 MB
     (ABN-AMRO Bank N.V. SBPA)
     (MIG-1, F-1+)
     1.06%                               09/22/04       7,500       7,500,000
   Commonwealth of Puerto Rico Public
     Improvement GO Series 2001 DN
     (FSA Insurance, Toronto Dominion
     LOC) (A-1+)
     1.07%(b)                            05/03/04       4,445       4,445,000
   Commonwealth of Puerto Rico Public
     Improvement GO Series 2002A DN
     (FGIC Insurance, Salomon Smith
     Barney Liquidity Facility) (VMIG-1)
     1.11%(b)                            05/07/04       1,905       1,905,000
   Commonwealth of Puerto Rico Public
     Improvement GO Series 2003
     TRAN (SP-1+, MIG-1)
     2.00%                               07/30/04       5,000       5,012,597
   Puerto Rico Public Financing
     Corporation RB Series 2004-911
     DN (CIFG-TCRS Credit Support,
     Morgan Stanley Group Liquidity
     Facility) (AAA, F-1+)
     1.12%(b)                            05/07/04       4,500       4,500,000
                                                                 ------------
                                                                   26,362,597
                                                                 ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              CALIFORNIA MONEY FUND
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                      VALUE
                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $388,359,327(a))                100.9%    $388,359,327
LIABILITIES IN EXCESS OF
   OTHER ASSETS                           (0.9)%     (3,534,653)
                                         -----     ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 372,824,824
   Institutional Shares, 1,406,165
   Dollar Shares, 181,359 Cash
   Management Shares, 10,602,720 Bear
   Stearns Shares, 2,149 Bear Stearns
   Premier Select Shares, 2,138 Bear
   Stearns Private Client Shares and
   3,044 Bear Stearns Premier Shares
   outstanding)                          100.0%    $384,824,674
                                         =====     ============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($372,632,820/372,824,824)                      $       1.00
                                                   ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   DOLLAR SHARE
   ($1,401,144/1,406,165)                          $       1.00
                                                   ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   CASH MANAGEMENT SHARE
   ($181,352/181,359)                              $       1.00
                                                   ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS SHARE
   ($10,602,027/10,602,720)                        $       1.00
                                                   ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SELECT SHARE
   ($2,149/2,149)                                  $       1.00
                                                   ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PRIVATE CLIENT SHARE
   ($2,138/2,138)                                  $       1.00
                                                   ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SHARE
   ($3,044/3,044)                                  $       1.00
                                                   ============

     (a)  Aggregate cost for Federal tax purposes.
     (b) Rates shown are the rates as of April 30, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
     (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2004, the Fund held 2.9% of its net assets, with a current market value of $11,095,000, in securities restricted as to resale.

                              CALIFORNIA MONEY FUND
                              MATURITY INFORMATION

                                 APRIL 30, 2004
                                   (UNAUDITED)

        MATURITY            PAR          PERCENTAGE
    ----------------  ---------------   -----------
        1 - 30 Days     $262,458,500       67.6%
       31 - 60 Days       20,265,000        5.2
       61 - 90 Days       58,800,000       15.1
      91 - 120 Days        7,650,000        2.1
     121 - 150 Days        7,500,000        1.9
      Over 150 Days       31,500,000        8.1
                                         ------
                                          100.0
                                         ======

                      Average Weighted Maturity - 38 days

-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            BLACKROCK LIQUIDITY FUNDS
                               NEW YORK MONEY FUND

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2004
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                            PAR
                                          MATURITY         (000)                  VALUE
                                         ----------   -----------------   ---------------------
MUNICIPAL BONDS - 96.2%
New York - 91.9%
   Buffalo GO Series 2003A RAN
     2.75%                               07/29/04          $2,700               $2,710,901
   City of New York GO Series 1994H-4
     DN (Kredietbank N.V. LOC)
     (A-1, VMIG-1)
     1.06%(b)                            05/03/04           2,400                2,400,000
   City of New York GO Series 1997 DN
     (AMBAC Insurance, Societe
     Generale Liquidity Facility) (A-1+)
     1.12%(b)                            05/07/04           1,760                1,760,000
   City of New York GO Series 2004H-4
     DN (A-1+, VMIG-1)
     1.09%(b)                            05/03/04             400                  400,000
   City of New York Housing
     Development Corporation
     Multi-Family Rental Housing RB
     (Columbus Apartments Project)
     Series 1995A DN (Federal National
     Mortgage Association Guaranty)
     (A-1+)
     1.08%(b)                            05/07/04           1,200                1,200,000
   City of New York Housing
     Development Corporation
     Multi-Family Rental Housing RB
     (Parkgate Development Project)
     Series 1998A DN (Federal National
     Mortgage Association Guaranty)
     (A-1+)
     1.03%(b)                            05/07/04           1,000                1,000,000
   City of New York Housing
     Development Corporation
     Multi-Family Rental Housing RB
     (Related Monterey Project) Series
     1997A DN (Federal National
     Mortgage Association Guaranty)
     (A-1+)
     1.08%(b)                            05/07/04           2,500                2,500,000
   City of New York IDA Civic Facilities
     RB (Abraham Joshua Heschel
     Project) Series 2002 DN (M&T
     Bank Corp. LOC) (VMIG-1)
     1.09%(b)                            05/07/04           2,000                2,000,000
   City of New York IDA Civic Facilities
     RB (Hewitt School Project) Series
     2002 DN (M&T Bank Corp. LOC)
     1.10%(b)                            05/07/04           1,600                1,600,000
   City of New York Municipal
     Assistance Corporation RB Series
     1996G MB (AA+, Aa1)
     5.50%                               07/01/04             300                  302,221
   City of New York Municipal Water
     Finance Authority Water & Sewer
     Systems RB Series 2001F-1 DN
     (Credit Locale de France LOC)
     (A-1+, VMIG-1)
     1.12%(b)                            05/03/04           3,085                3,085,000

                                                            PAR
                                          MATURITY         (000)                  VALUE
                                         ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
New York (continued)
   City of New York Municipal Water
     Finance Authority Water & Sewer
     Systems RB Series 2001F-2 DN
     (Morgan Guaranty Trust SBPA)
     (VMIG-1)
     1.05%(b)                            05/03/04          $9,100               $9,100,000
   City of New York Municipal Water
     Finance Authority Water & Sewer
     Systems RB Series 2002B MB
     (AA, Aa2)
     5.00%                               06/15/04           8,000                8,039,612
   City of New York Municipal Water
     Finance Authority Water & Sewer
     Systems RB Series 2004R-4061
     ROC-II DN (Citigroup Global
     Market Holdings, Inc. SBPA)
     1.11%(b)                            05/07/04           3,000                3,000,000
   City of New York Transitional Finance
     Authority Financing RB (Citibank
     Eagle Tax-Exempt Trust Reciepts)
     DN (AMBAC Insurance, Citibank
     Liquidity Facility) (VMIG-1)
     1.11%(b)                            05/07/04           8,000                8,000,000
   City of New York Transitional Finance
     Authority Financing RB (Citibank
     Eagle Tax-Exempt Trust Receipts)
     Series 2000 DN (Citibank Liquidity
     Facility) (A-1+)
     1.11%(b)                            05/07/04           9,900                9,900,000
   City of New York Transitional Finance
     Authority Financing RB (Citibank
     Eagle Tax-Exempt Trust Receipts)
     Series 2001 DN (Citibank Liquidity
     Facility) (A-1+)
     1.11%(b)                            05/07/04           3,300                3,300,000
   City of New York Transitional Finance
     Authority Financing RB (Future Tax
     Secured Bonds) Series 1998A-2
     DN (Morgan Guaranty Trust LOC)
     (A-1+, VMIG-1)
     1.07%(b)                            05/07/04             300                  300,000
   City of New York Transitional Finance
     Authority Financing RB (Future Tax
     Secured Bonds) Series 1998C DN
     (Bayerische Landesbank
     Girozentrale LOC) (A-1+, VMIG-1)
     1.08%(b)                            05/03/04             600                  600,000
   City of New York Trust for Cultural
     Resources RB (Manhattan School
     of Music Project) Series 2000 DN
     (A-1)
     1.08%(b)                            05/07/04           2,000                2,000,000
   City of New York Trust for Cultural
     Resources RB (The Museum of
     Broadcasting Project) Series 1989
     DN (KBC Bank LOC) (A-1+, VMIG-1)
     1.05%(b)                            05/07/04           2,400                2,400,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               NEW YORK MONEY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                             PAR
                                          MATURITY          (000)                 VALUE
                                         ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
New York (continued)
   Dormitory Authority of the State of
     New York RB (Glen Eddy, Inc.
     Project) Series 2000 DN (Fleet
     National Bank LOC) (A-1)
     1.07%(b)                            05/07/04          $1,495               $1,495,000
   Dormitory Authority of the State of
     New York RB (Mental Health
     Services Project) Series 2003D-2B
     DN (Credit Locale de France LOC)
     (A-1+)
     1.07%(b)                            05/07/04             600                  600,000
   Dormitory Authority of the State of
     New York RB (Teresian Housing
     Corp. Project) Series 2003 DN
     (Lloyds Bank LOC) (A-1+)
     1.07%(b)                            05/07/04           5,000                5,000,000
   Dormitory Authority of the State of
     New York RB (Wachovia Merlots
     Trust Receipts) Series 2001A-30
     DN (AMBAC Insurance, Wachovia
     Bank N.A. SBPA) (VMIG-1)
     1.11%(b)                            05/07/04           2,990                2,990,000
   Dormitory Authority of the State of
     New York RB (Wachovia Merlots
     Trust Reciepts) Series 2003 DN
     (FGIC Insurance, Wachovia Bank
     N.A. SBPA) (VMIG-1)
     1.11%(b)                            05/07/04           9,670                9,670,000
   Dormitory Authority of the State of
     New York RB Series 2001D DN (MBIA
     Insurance) (A-1+)
     1.13%(b)                            05/07/04           1,900                1,900,000
   Erie County Asset Securitization
     Corporation RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2003 PA-1213 DN (Merrill Lynch &
     Co. Guaranty) (F-1+)
     1.18%(b)                            05/07/04           3,620                3,620,000
   Erie County Civic Facilities IDRB
     (Hauptman-Woodward Project)
     Series 2004 DN
     1.17%(b)                            05/07/04           2,300                2,300,000
   Fishkill GO Series 2003 BAN
     1.75%                               05/21/04           2,385                2,385,844
   Franklin County IDA Civic Facility RB
     (Paul Smith's College Project)
     Series 1998 DN (KeyBank N.A.
     LOC)
     1.17%(b)                            05/07/04           3,405                3,405,000
   Gates Chili Centenial School District
     GO Series 2003 MB
     1.75%                               06/15/04             300                  300,303
   Hauppauge Free School District GO
     Series 2003 TAN
     1.30%                               06/29/04           5,000                5,003,186

                                                             PAR
                                          MATURITY          (000)                 VALUE
                                         ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
New York (continued)
   Hempstead GO Series 2004A BAN
     1.25%                               07/15/04          $6,230               $6,232,691
   Hicksville Free School District GO
     Series 2003 TAN
     1.25%                               06/29/04           4,000                4,001,658
   Jay Street Development Corporation
     RB (County Facilities Project)
     Series 2003A-4 DN (Depfa Bank
     PLC LOC) (A-1+, VMIG-1)
     1.09% (b)                           05/03/04           5,100                5,100,000
   Long Island Power Authority
     Electrical Systems RB TECP (A-1+)
     1.00%                               06/15/04           5,000                5,000,000
   Long Island Power Authority
     Electrical Systems RB TECP (J.P.
     Morgan Chase LOC) (A-1+)
     0.97%                               08/06/04           5,000                5,000,000
   Long Island Power Authority GO
     TECP (HSH & Nordbank LOC)
     (P-1, F-1+)
     1.08%                               06/15/04           2,000                2,000,000
     1.02%                               08/10/04           2,000                2,000,000
   Metropolitan Transportation
     Authority GO TECP (ABN-AMRO
     Bank N.V. LOC) (A-1+, P-1)
     0.95%                               05/07/04           7,000                7,000,000
   Metropolitan Transportation
     Authority RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2003R PA-1121 MB (MBIA
     Insurance, Merrill Lynch & Co.
     SBPA) (A-1)
     1.03%                               03/10/05           2,495                2,495,000
   Metropolitan Transportation
     Authority RB (Piper Jaffray Trust
     Certificates) Series 2002F DN
     (Bank of New York LOC) (VMIG-1)
     1.12%(b)                            05/07/04           5,680                5,679,500
   Metropolitan Transportation
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2002A-43
     DN (FGIC Insurance, Wachovia
     Bank N.A. Liquidity Facility)
     (VMIG-1)
     1.11%(b)                            05/07/04           2,465                2,465,000
   Metropolitan Transportation
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2002A-52
     DN (Wachovia Bank N.A. Liquidity
     Facility) (VMIG-1)
     1.11%(b)                            05/07/04           4,345                4,345,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               NEW YORK MONEY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                             PAR
                                          MATURITY          (000)                 VALUE
                                         ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
New York (continued)
   Metropolitan Transportation
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2003B-25
     DN (FGIC Insurance, Wachovia
     Bank N.A. Liquidity Facility)
     (VMIG-1)
     1.11%(b)                            05/07/04          $4,990               $4,990,000
   Metropolitan Transportation
     Authority RB Series 1993M MB
     (Kredietbank N.V. LOC) (AAA, Aaa)
     5.10%                               07/01/04             535                  538,719
   Middletown City School District GO
     Series 2003 BAN
     2.00%                               12/17/04           5,575                5,604,754
   Monroe County IDA Civic Facility RB
     (YMCA of Greater Rochester
     Project) Series 2004 DN (M&T
     Bank Corp. LOC) (A-1)
     1.15%(b)                            05/07/04           2,750                2,750,000
   Monroe County IDRB Series 2002A
     DN (M&T Bank Corp. LOC)
     (VMIG-1)
     1.14%(b)                            05/07/04           2,500                2,500,000
   Nassau County Intermediate Finance
     Authority RB Series 2002B DN
     (FSA Insurance) (A-1+, VMIG-1)
     1.05%(b)                            05/07/04           1,435                1,435,000
   New York GO (Morgan Stanley Trust
     Receipts) Series 2002-725X DN
     (FSA Insurance, Morgan Stanley
     Group Liquidity Facility) (VMIG-1)
     1.12%(b)                            05/07/04           9,644                9,643,750
   New York GO Series 2000B MB (Dexia
     Credit LOC, Credit Locale de
     France LOC) (A-1+, MIG-1)
     1.02%                               08/05/04           2,000                2,000,000
   New York GO Series 2003A-5 DN
     (HSBC Bank LOC) (A-1)
     1.10%(b)                            05/07/04           1,000                1,000,000
   New York GO Series 2003R
     ROC-II-251A DN (Citibank Liquidity
     Facility) (VMIG-1)
     1.16%(b)                            05/07/04           4,700                4,700,000
   New York Local Government
     Assistance Corporation RB Series
     1994B DN (Credit Suisse LOC)
     (A-1+, VMIG-1)
     1.06%(b)                            05/07/04           7,020                7,020,000
   New York State Energy, Research &
     Development Authority PCRB
     (Orange and Rockland Utilities,
     Inc. Project) Series 1994A DN
     (FGIC Insurance) (A-1+, VMIG-1)
     1.06%(b)                            05/07/04           4,700                4,700,000

                                                             PAR
                                          MATURITY          (000)                 VALUE
                                         ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
New York (continued)
   New York State Environmental
     Facilities Corporation RB (Citibank
     Eagle Tax-Exempt Trust Receipts)
     (Clean Water & Drinking Project)
     Series 2003A DN (Citibank
     Liquidity Facility) (A-1+)
     1.11%(b)                            05/07/04          $5,710               $5,710,000
   New York State Environmental
     Facilities Corporation RB (Salomon
     Smith Barney Trust Receipts)
     (Facscorp Clean Water & Drinking
     Project) Series 2003R-2014 ROC II
     DN (Citibank Liquidity Facility)
     (A-1+)
     1.11%(b)                            05/07/04           2,700                2,700,000
   New York State Environmental
     Facilities Corporation RB (Salomon
     Smith Barney Trust Receipts)
     (Facscorp Clean Water & Drinking
     Project) Series 2003R-4001 ROC II
     DN (Citibank Liquidity Facility)
     (A-1+)
     1.11%(b)                            05/07/04           1,595                1,595,000
   New York State Housing Finance
     Agency RB (10 Liberty Street
     Project) Series 2003 DN (Fleet
     National Bank LOC) (VMIG-1)
     1.08%(b)                            05/07/04             600                  600,000
   New York State Thruway Authority
     RB Series 2003-4 DN (STARs
     Certificates, MBIA Insurance)
     (VMIG-1)
     1.11%(b)                            05/07/04           2,130                2,130,000
   New York State Thruway Authority
     RB TECP (Landesbank
     Hessen-Thurigen Girozentrale
     LOC) (A-1+, P-1)
     0.98%                               05/14/04           2,000                2,000,000
   Onondaga County IDA Civic Facility
     RB (Crouse Health Hospital
     Project) Series 2003A DN (VMIG-1)
     1.14%(b)                            05/07/04           3,000                3,000,000
   Onondaga County IDA Civic Facility
     RB (YMCA Greater Syracuse
     Project) Series 2003A DN (HSBC
     Bank LOC)
     1.16%(b)                            05/07/04           4,000                4,000,000
   Oyster Bay GO Series 2000A MB
     2.00%                               01/21/05           8,000                8,051,544
   Port Authority of New York & New
     Jersey RB (ABN-AMRO Munitops
     Trust Certificates) Series 2000-19
     DN (MBIA Insurance, ABN-AMRO
     Bank N.V. SBPA) (VMIG-1, F-1+)
     1.13%(b)                            05/07/04           6,670                6,670,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              NEW YORK MONEY FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PAR
                                           MATURITY          (000)                 VALUE
                                          ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
New York (continued)
   Rensselaer County IDA Civic
     Facilities RB (The Sage Colleges
     Project) Series 2002A DN (M&T
     Bank Corp. LOC) (VMIG-1)
     1.14%(b)                             05/07/04          $ 2,900        $ 2,900,000
   Rockland County IDRB (Northern
     Manor Multicare Project) Series
     2002 DN (M&T Bank Corp. LOC)
     (VMIG-1)
     1.19%(b)                             05/07/04            2,700          2,700,000
   Schenectady County IDA Civic Facility
     RB (Sunnyview Project) Series
     2003B DN (KeyBank N.A. LOC)
     1.12%(b)                             05/07/04            2,390          2,390,000
   South Orangetown Central School
     District GO Series 2003 TAN
     1.25%                                06/30/04            5,000          5,002,835
   Suffolk County GO (Longwood
     Central School District Project)
     Series 2006 TAN (SP-1+)
     1.75%                                06/30/04            4,200          4,204,743
   Syracuse GO Series 2003B RAN
     (MIG-1)
     1.75%                                06/30/04            9,000          9,011,973
   Syracuse GO Series 2003C RAN
     (MIG-1)
     1.75%                                06/30/04            5,500          5,506,438
   Triborough Bridge & Tunnel
     Authority Municipal Securities
     Trust Certificates RB (Bear
     Stearns Municipal Trust
     Certificates) Series 2002-210 DN
     (Bear Stearns Liquidity Facility)
     (A-1+)
     1.10%(b)(c)                          05/07/04           10,500         10,500,000
   Triborough Bridge & Tunnel
     Authority RB (ABN-AMRO
     Munitops Trust Certificates) Series
     2002-14 DN (AMBAC Insurance,
     ABN-AMRO Bank N.V. SBPA)
     (VMIG-1)
     1.13%(b)                             05/07/04            4,240          4,240,000
   Triborough Bridge & Tunnel
     Authority RB (Citibank Eagle
     Tax-Exempt Trust Receipts) Series
     2003A DN (FGIC Insurance,
     Citibank Liquidity Facility) (A-1+)
     1.11%(b)                             05/07/04            2,000          2,000,000
   Triborough Bridge & Tunnel
     Authority RB (Merrill Lynch
     P-Float Trust Receipts) Series
     PA-956 DN (Merrill Lynch Capital
     Services Liquidity Facility) (A-1+)
     1.14%(b)                             05/07/04            5,000          5,000,000

                                                              PAR
                                           MATURITY          (000)                 VALUE
                                          ----------   -----------------   ---------------------
MUNICIPAL BONDS (Continued)
New York (continued)
   Triborough Bridge & Tunnel
     Authority RB Series 2004-922 DN
     (Morgan Stanley Liquidity Facility)
     (F-1+)
     1.12%(b)                             05/07/04          $ 3,000        $ 3,000,000
   Triborough Bridge & Tunnel
     Authority Special Obligation RB
     Series 2000C DN (FSA Insurance)
     (A-1+, VMIG-1)
     1.08%(b)                             05/07/04              490            490,000
   Wappinger GO Series 2004 BAN
     2.00%                                04/29/05            3,000          3,023,571
   West Islip Free School District GO
     Series 2003 TAN
     1.75%                                06/30/04            3,000          3,003,310
                                                                           -----------
                                                                           301,897,553
                                                                           -----------
Puerto Rico - 4.3%
   Commonwealth of Puerto Rico
     Highway & Transportation
     Authority RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2002 PT-1052 DN (Merrill Lynch
     Capital Services Liquidity Facility)
     (A-1)
     1.12%(b)                             05/07/04            4,000          4,000,000
   Commonwealth of Puerto Rico
     Infrastructure Financing Authority
     Special Obligation Bonds
     (ABN-AMRO Munitops Trust
     Certificates) Series 2000A-17 MB
     (ABN-AMRO Bank N.V. SBPA)
     (MIG-1, F-1+)
     1.06%                                09/22/04            7,000          7,000,000
   Commonwealth of Puerto Rico Public
     Improvement GO Series 2003 MB
     (Merrill Lynch Capital Services
     Liquidity Facility) (A-1, AA+)
     1.30%                                11/18/04            3,000          3,000,000
                                                                           -----------
                                                                            14,000,000
                                                                           -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              NEW YORK MONEY FUND
                      STATEMENT OF NET ASSETS (CONCLUDED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                     VALUE
                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $315,897,553(a))                96.2%    $315,897,553
OTHER ASSETS IN EXCESS
   OF LIABILITIES                         3.8%      12,614,225
                                        -----     ------------
NETASSETS (Equivalent to
   $1.00 per share based on
   299,071,409 Institutional
   Shares, 5,050,727 Dollar
   Shares 24,288,836 Bear
   Stearns Shares, 2,148 Bear
   Stearns Premier Select
   Shares, 2,137 Bear Stearns
   Private Client Shares and
   3,093 Bear Stearns
   Premier Shares outstanding)          100.0%    $328,511,778
                                        =====     ============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($299,155,894/299,071,409)                          $  1.00
                                                       =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   DOLLAR SHARE
   ($5,052,236/5,050,727)                              $  1.00
                                                       =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS SHARE
   ($24,296,270/24,288,836)                            $  1.00
                                                       =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SELECT SHARE
   ($2,148/2,148)                                      $  1.00
                                                       =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PRIVATE CLIENT SHARE
   ($2,137/2,137)                                      $  1.00
                                                       =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SHARE
   ($3,093/3,093)                                      $  1.00
                                                       =======

----------------------

  (a)  Aggregate cost for Federal tax purposes.
  (b) Rates shown are the rates as of April 30, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2004, the Fund held 3.2% of its net assets, with a current market value of $10,500,000, in securities restricted as to resale.

                               NEW YORK MONEY FUND
                              MATURITY INFORMATION

                                 APRIL 30, 2004
                                   (UNAUDITED)


       MATURITY                PAR          PERCENTAGE
----------------------   ---------------   -----------
         1 - 30 Days     $216,863,250       68.7%
        31 - 60 Days       24,300,000        7.7
        61 - 90 Days       36,464,508       11.6
       91 - 120 Days        9,000,000        2.9
      121 - 150 Days        7,000,000        2.1
       Over 150 Days       22,070,000        7.0
                                           -----
                                           100.0
                                           =====

                      Average Weighted Maturity - 41 days

-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            Key to Investment Abbreviations

AMT      Alternative Minimum Tax
BAN      Bond Anticipation Note
DN       Demand Note (Variable Rate)
ECN      Extendable Commercial Note
GO       General Obligation
IDA      Industrial Development Authority
IDRB     Industrial Development Revenue Bond
LOC      Letter of Credit
MB       Municipal Bond
PCRB     Pollution Control Revenue Bond
PN       Promissory Notes
PLC      Public Limited Company
RB       Revenue Bond
RAN      Revenue Anticipation Note
SBPA     Stand-by Bond Purchase Agreement
TAN      Tax Anticipation Note
TECP     Tax Exempt Commercial Paper
TRAN     Tax and Revenue Anticipation Note

The Fitch Investors Service, Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at April 30, 2004.

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2004
                                   (UNAUDITED)

                                                                        TEMPFUND            TEMPCASH            FEDFUND
                                                                    ----------------   ------------------   ---------------
Investment Income:
 Interest income ................................................    $ 146,860,961        $ 69,728,381       $ 14,467,725
                                                                     -------------        ------------       ------------
Expenses:

 Investment advisory fee ........................................       10,794,504           6,051,065          1,507,946
 Administration fee .............................................       13,822,360           6,693,613          2,022,671
 Custodian fee ..................................................          895,457             424,159            110,473
 Transfer agent fee .............................................          673,631             236,356             95,238
 Shareholder servicing fees - class specific ....................        5,419,339             568,070            535,940
 Distribution fees - class specific .............................          252,730                   1             19,259
 Legal fees .....................................................           93,376              41,143              9,109
 Audit fees .....................................................           56,490              23,387              5,270
 Printing .......................................................           36,473              16,397              3,529
 Registration fees and expenses .................................           20,068              12,190             18,917
 Trustees' fees and expenses ....................................           85,232              35,922              8,803
 Other ..........................................................          298,751             127,600             42,394
                                                                     -------------        ------------       ------------
Total expenses ..................................................       32,448,411          14,229,903          4,379,549
                                                                     -------------        ------------       ------------
Less investment advisory and administration fees waived .........       (3,212,967)         (2,952,304)        (1,186,112)
Less shareholder servicing fees waived - class specific .........          (62,095)                 (1)            (5,757)
Less custody fees paid indirectly ...............................                -                   -               (761)
                                                                     -------------        ------------       ------------
Net expenses ....................................................       29,173,349          11,277,598          3,186,919
                                                                     -------------        ------------       ------------
Net investment income ...........................................      117,687,612          58,450,783         11,280,806
 Net realized gain (loss) from investment transactions ..........          238,267              10,746             25,400
                                                                     -------------        ------------       ------------
 Net increase in net assets resulting from operations ...........    $ 117,925,879        $ 58,461,529       $ 11,306,206
                                                                     =============        ============       ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   FEDERAL TRUST     TREASURY TRUST                                            CALIFORNIA        NEW YORK
     T-FUND             FUND              FUND            MUNIFUND           MUNICASH          MONEY FUND       MONEY FUND
---------------   ---------------   ----------------   --------------   ------------------   --------------   --------------
 $ 16,917,117       $ 884,029         $ 7,442,993       $  9,106,948       $ 12,685,256       $ 2,373,489      $ 1,886,656
 ------------       ---------         -----------       ------------       ------------       -----------      -----------
    1,842,470          95,697             868,913          1,441,091          1,834,426           471,881          366,682
    2,357,666         146,636           1,265,980          1,441,091          1,834,426           412,896          320,847
      129,787          11,444              73,026             79,255            103,690            28,821           22,931
      123,324          32,451              59,445             65,202             52,247            24,271           19,565
    1,025,513           6,777             389,215            141,693            113,114            28,101           58,795
            -               -                   -             24,845                  2            17,949           40,409
       10,585             643               6,027              6,532              8,279             2,032            1,606
        6,330             332               3,582              3,908              4,895             1,102              830
        4,097             218               2,233              2,510              3,246               559              180
       23,256          11,324              12,895             26,630             15,723             7,618            2,524
        9,660               -               5,252              5,211              6,795                 -                -
       49,412           5,843              32,318             21,904             25,122             7,287            6,037
 ------------       ---------         -----------       ------------       ------------       -----------      -----------
    5,582,100         311,365           2,718,886          3,259,872          4,001,965         1,002,517          840,406
 ------------       ---------         -----------       ------------       ------------       -----------      -----------
   (1,334,944)       (136,592)           (809,315)        (1,337,519)        (1,549,433)         (484,593)        (374,525)
            -               -                   -            (11,742)                (2)          (10,035)         (20,589)
       (5,322)             (3)                  -            (63,179)           (97,927)          (11,977)          (8,482)
 ------------       ---------         -----------       ------------       ------------       -----------      -----------
    4,241,834         174,770           1,909,571          1,847,432          2,354,603           495,912          436,810
 ------------       ---------         -----------       ------------       ------------       -----------      -----------
   12,675,283         709,259           5,533,422          7,259,516         10,330,653         1,877,577        1,449,846
       67,274          24,527              16,655            (71,199)           (66,419)          (23,951)         106,067
 ------------       ---------         -----------       ------------       ------------       -----------      -----------
 $ 12,742,557       $ 733,786         $ 5,550,077       $  7,188,317       $ 10,264,234       $ 1,853,626      $ 1,555,913
 ============       =========         ===========       ============       ============       ===========      ===========

                            BLACKROCK LIQUIDITY FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                         TEMPFUND                                   TEMPCASH
                                         ----------------------------------------- -------------------------------------------
                                           SIX MONTHS ENDED                           SIX MONTHS ENDED
                                            APRIL 30, 2004         YEAR ENDED          APRIL 30, 2004          YEAR ENDED
                                              (UNAUDITED)       OCTOBER 31, 2003         (UNAUDITED)        OCTOBER 31, 2003
                                         -------------------- -------------------- ---------------------- --------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income ...............  $    117,687,612     $    317,184,756       $     58,450,783     $    127,942,066
   Net gain (loss) on investments ......           238,267              (11,642)                10,746               (9,501)
                                          ----------------     ----------------       ----------------     ----------------
   Net increase in net assets
    resulting from operations ..........       117,925,879          317,173,114             58,461,529          127,932,565
                                          ----------------     ----------------       ----------------     ----------------
Distributions to shareholders from:
 Net investment income:
   Institutional Shares ................      (104,353,788)        (279,906,630)           (56,765,155)        (123,842,104)
   Dollar Shares .......................       (12,758,213)         (36,272,849)            (1,685,626)          (4,099,962)
   Cash Management Shares ..............          (416,266)            (458,513)                     -                    -
   Cash Reserve Shares .................            (8,784)            (348,756)                     -                    -
   Administration Shares ...............            (1,473)              (2,770)                     -                    -
   Bear Stearns Shares .................          (147,564)            (195,238)                     -                    -
   Bear Stearns Premier Select
    Shares .............................                 -                    -                     (1)                   -
   Bear Stearns Private Client
    Shares .............................            (1,524)                   -                      -                    -
   Bear Stearns Premier Shares .........                 -                    -                     (1)                   -
                                          ----------------     ----------------       ------------------   ----------------
    Total distributions from net
     investment income .................      (117,687,612)        (317,184,756)           (58,450,783)        (127,942,066)
                                          ----------------     ----------------       -----------------    ----------------
   Capital share transactions ..........       307,247,285         (318,668,856)          (263,241,195)       4,028,854,703
                                          ----------------     ----------------       -----------------    ----------------
    Total increase (decrease) in
     net assts .........................       307,485,552         (318,680,498)          (263,230,449)       4,028,845,202
Net assets:
   Beginning of period .................    24,128,805,404       24,447,485,902         11,626,476,055        7,597,630,853
                                          ----------------     ----------------       -----------------    ----------------
   End of period .......................  $ 24,436,290,956     $ 24,128,805,404       $ 11,363,245,606     $ 11,626,476,055
                                          ================     ================       =================    ================
   End of period undistributed net
    investment income ..................  $              -     $              -       $              -     $              -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 FEDFUND                                     T-FUND                              FEDERAL TRUST FUND
------------------------------------------   ---------------------------------------   --------------------------------------
   SIX MONTHS ENDED                           SIX MONTHS ENDED                          SIX MONTHS ENDED
    APRIL 30, 2004          YEAR ENDED         APRIL 30, 2004         YEAR ENDED         APRIL 30, 2004         YEAR ENDED
     (UNAUDITED)         OCTOBER 31, 2003        (UNAUDITED)       OCTOBER 31, 2003        (UNAUDITED)       OCTOBER 31, 2003
---------------------   ------------------   ------------------   ------------------   ------------------   -----------------
   $    11,280,806       $    31,715,282      $    12,675,283      $    36,188,579       $     709,259        $   2,034,392
            25,400                24,682               67,274              (24,760)             24,527               33,484
   ---------------       ---------------      ---------------      ---------------       -------------        -------------
        11,306,206            31,739,964           12,742,557           36,163,819             733,786            2,067,876
   ---------------       ---------------      ---------------      ---------------       -------------        -------------
        (9,981,091)          (27,344,879)         (10,437,838)         (30,134,282)           (692,888)          (2,000,463)
        (1,257,573)           (4,306,454)          (2,142,952)          (4,032,889)            (16,371)             (33,929)
                 -                     -              (93,598)            (440,146)                  -                    -
           (31,091)              (48,268)                   -                    -                   -                    -
                 -                     -                 (895)          (1,581,262)                  -                    -
           (11,047)              (15,681)                   -                    -                   -                    -
                (2)                    -                    -                    -                   -                    -
                (1)                    -                    -                    -                   -                    -
                (1)                    -                    -                    -                   -                    -
   ---------------       ---------------      ---------------      ---------------       -------------        -------------
       (11,280,806)          (31,715,282)         (12,675,283)         (36,188,579)           (709,259)          (2,034,392)
   ---------------       ---------------      ---------------      ---------------       -------------        -------------
       103,960,743           (11,484,018)           2,731,663         (420,042,416)        (41,575,281)          (1,050,744)
   ---------------       ---------------      ---------------      ---------------       -------------        -------------
       103,986,143           (11,459,336)           2,798,937         (420,067,176)        (41,550,754)          (1,017,260)
     2,582,060,944         2,593,520,280        3,125,048,577        3,545,115,753         197,992,233          199,009,493
   ---------------       ---------------      ---------------      ---------------       -------------        -------------
   $ 2,686,047,087       $ 2,582,060,944      $ 3,127,847,514      $ 3,125,048,577       $ 156,441,479        $ 197,992,233
   ===============       ===============      ===============      ===============       =============        =============
   $            -        $             -      $             -      $             -       $           -        $           -

                            BLACKROCK LIQUIDITY FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                     TREASURY TRUST FUND                          MUNIFUND
                                            ------------------------------------- -----------------------------------------
                                             SIX MONTHS ENDED                        SIX MONTHS ENDED
                                              APRIL 30, 2004        YEAR ENDED         APRIL 30, 2004        YEAR ENDED
                                               (UNAUDITED)       OCTOBER 31, 2003        (UNAUDITED)      OCTOBER 31, 2003
                                            ------------------ ------------------ --------------------- -------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income ..................  $     5,533,422    $    13,577,514      $    7,259,516       $    14,565,441
   Net gain (loss) on investments .........           16,655             39,731             (71,199)               13,252
                                             ---------------    ---------------      --------------       ---------------
   Net increase in net assets
    resulting from operations .............        5,550,077         13,617,245           7,188,317            14,578,693
                                             ---------------    ---------------      --------------       ---------------
Distributions to shareholders from:
 Net investment income:
   Institutional Shares ...................       (4,764,712)       (10,995,237)         (7,082,689)          (14,031,321)
   Dollar Shares ..........................         (748,856)        (2,249,923)           (123,311)             (358,615)
   Cash Management Shares .................          (19,854)           (63,913)            (39,262)              (51,894)
   Cash Reserve Shares ....................                -                  -                   -               (51,034)
   Administration Shares ..................                -           (268,441)                  -               (55,948)
   Bear Stearns Shares ....................                -                  -             (14,253)              (16,629)
   Bear Stearns Premier Select
    Shares ................................                -                  -                   -                     -
   Bear Stearns Private Client
    Shares ................................                -                  -                  (1)                    -
   Bear Stearns Premier Shares ............                -                  -                   -                     -
                                             ---------------    ---------------      --------------       ---------------
    Total distributions from net
     investment income ....................       (5,533,422)       (13,577,514)         (7,259,516)          (14,565,441)
                                             ---------------    ---------------      --------------       ---------------
   Capital share transactions .............     (484,261,625)       271,047,917          87,709,429           464,702,260
                                             ---------------    ---------------      --------------       ---------------
    Total increase (decrease) in
     net assts ............................     (484,244,970)       271,087,648          87,638,230           464,715,512
Net assets:
   Beginning of period ....................    1,679,707,321      1,408,619,673       1,615,493,795         1,150,778,283
                                             ---------------    ---------------      --------------       ---------------
   End of period ..........................  $ 1,195,462,351    $ 1,679,707,321      $1,703,132,025       $ 1,615,493,795
                                             ===============    ===============      ==============       ===============
   End of period undistributed net
    investment income .....................  $             -    $             -      $        2,304       $         2,304

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 MUNICASH                             CALIFORNIA MONEY FUND                     NEW YORK MONEY FUND
------------------------------------------   ---------------------------------------   --------------------------------------
   SIX MONTHS ENDED                           SIX MONTHS ENDED                          SIX MONTHS ENDED
    APRIL 30, 2004          YEAR ENDED         APRIL 30, 2004         YEAR ENDED         APRIL 30, 2004         YEAR ENDED
     (UNAUDITED)         OCTOBER 31, 2003        (UNAUDITED)       OCTOBER 31, 2003        (UNAUDITED)       OCTOBER 31, 2003
--------------------    ------------------   ------------------   ------------------   ------------------   -----------------
  $    10,330,653        $    19,199,722       $   1,877,577        $    4,726,755        $  1,449,846         $   3,999,170
          (66,419)                38,928             (23,951)              (45,308)            106,067                 1,205
  ---------------        ---------------       -------------        --------------        ------------         -------------
       10,264,234             19,238,650           1,853,626             4,681,447           1,555,913             4,000,375
  ---------------        ---------------       -------------        --------------        ------------         -------------
      (10,039,651)           (18,534,647)         (1,856,020)           (4,596,334)         (1,410,610)           (3,914,008)
         (290,999)              (665,075)            (10,928)             (123,700)            (16,026)              (45,195)
                -                      -                (325)                 (197)                  -                     -
                -                      -                   -                     -                   -                     -
                -                      -                   -                     -                   -                     -
                -                      -             (10,301)               (6,524)            (23,207)              (39,967)
               (2)                     -                  (1)                    -                  (2)                    -
                -                      -                  (1)                    -                   -                     -
               (1)                     -                  (1)                    -                  (1)                    -
  ---------------        ---------------       -------------        --------------       -------------        --------------
      (10,330,653)           (19,199,722)         (1,877,577)           (4,726,755)         (1,449,846)           (3,999,170)
  ---------------        ---------------       -------------        --------------       -------------        --------------
       (6,035,704)           828,438,393        (130,573,890)           28,797,397         (43,422,386)          (11,962,932)
  ---------------        ---------------       -------------        --------------       -------------        --------------
       (6,102,123)           828,477,321        (130,597,841)           28,752,089         (43,316,319)          (11,961,727)
    2,144,705,963          1,316,228,642         515,422,515           486,670,426         371,828,097           383,789,824
  ---------------        ---------------       -------------        --------------       -------------        --------------
  $ 2,138,603,840        $ 2,144,705,963       $ 384,824,674        $  515,422,515       $ 328,511,778        $  371,828,097
  ===============        ===============       =============        ==============       =============        ==============
  $             -        $             -       $           -        $            -       $           -        $            -

                            BLACKROCK LIQUIDITY FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DIVIDENDS TO
                                         NET ASSET                    SHAREHOLDERS
                                           VALUE           NET          FROM NET
                                         BEGINNING     INVESTMENT      INVESTMENT
TEMPFUND                                 OF PERIOD       INCOME          INCOME
--------                                -----------   ------------   -------------
 Institutional Shares
 11/01/03 through 4/30/04 /12/           $ 1.00         $ 0.0047      $ (0.0047)
 10/31/03                                  1.00           0.0113        (0.0113)
 10/31/02                                  1.00           0.0186        (0.0186)
 10/31/01                                  1.00           0.0477        (0.0477)
 10/31/00                                  1.00           0.0611        (0.0611)
 10/01/99 through 10/31/99                 1.00           0.0045        (0.0045)
 9/30/99                                   1.00           0.0495        (0.0495)
 Dollar Shares
 11/01/03 through 4/30/04 /12/           $ 1.00         $ 0.0034      $ (0.0034)
 10/31/03                                  1.00           0.0088        (0.0088)
 10/31/02                                  1.00           0.0161        (0.0161)
 10/31/01                                  1.00           0.0452        (0.0452)
 10/31/00                                  1.00           0.0586        (0.0586)
 10/01/99 through 10/31/99                 1.00           0.0043        (0.0043)
 9/30/99                                   1.00           0.0470        (0.0470)
 Cash Management Shares
 11/01/03 through 4/30/04 /12/           $ 1.00         $ 0.0022      $ (0.0022)
 10/31/03                                  1.00           0.0063        (0.0063)
 10/31/02                                  1.00           0.0136        (0.0136)
 10/31/01                                  1.00           0.0427        (0.0427)
 10/31/00                                  1.00           0.0561        (0.0561)
 10/01/99 through 10/31/99                 1.00           0.0041        (0.0041)
 06/14/99 /1/ through 09/30/99             1.00           0.0135        (0.0135)
 Cash Reserve Shares /7/
 11/01/03 through 12/15/03 /12/          $ 1.00         $ 0.0007      $ (0.0007)
 10/31/03                                  1.00           0.0067        (0.0067)
 10/31/02                                  1.00           0.0146        (0.0146)
 10/31/01                                  1.00           0.0437        (0.0437)
 05/30/00 /1/ through 10/31/00             1.00           0.0258        (0.0258)
 Administration Shares
 11/01/03 through 4/30/04 /12/           $ 1.00         $ 0.0042      $ (0.0042)
 10/31/03                                  1.00           0.0103        (0.0103)
 04/04/02 /1/ through 10/31/02             1.00           0.0095        (0.0095)
 Bear Stearns Shares
 11/01/03 through 4/30/04 /12/           $ 1.00         $ 0.0010      $ (0.0010)
 10/31/03                                  1.00           0.0034        (0.0034)
 05/20/02 /1/ through 10/31/02             1.00           0.0041        (0.0041)
 Bear Stearns Private Client Shares
 03/26/04 /1/ through 4/30/04 /12/       $ 1.00         $ 0.0005      $ (0.0005)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                         RATIO OF
                                                                      RATIO OF         EXPENSES TO     RATIO OF NET
      NET                                           RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
     ASSET                                        EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
     VALUE                        NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
    END OF           TOTAL          END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
    PERIOD         RETURN/11/     PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
--------------   ------------   --------------   -------------   ------------------   -------------   -------------
  $  1.00           0.94%/2/      $ 20,569,800      0.18%/2/           0.18%/2/            0.20%/2/       0.94%/2/
     1.00           1.14            20,081,053      0.18               0.18                0.20           1.15
     1.00           1.88            19,871,753      0.18               0.18                0.18           1.88
     1.00           4.87            26,150,330      0.18               0.18                0.20           4.62
     1.00           6.28            15,862,970      0.18               0.18                0.20           6.12
     1.00           5.42/2/         13,884,164      0.18/2/            0.18/2/             0.20/2/        5.31/2/
     1.00           5.06            12,045,566      0.18               0.18                0.22           4.96

  $  1.00           0.69%/2/      $  3,437,200      0.43%/2/           0.43%/2/            0.45%/2/       0.69%/2/
     1.00           0.89             3,818,036      0.43               0.43                0.45           0.90
     1.00           1.62             4,309,354      0.43               0.43                0.43           1.63
     1.00           4.61             5,677,232      0.43               0.43                0.45           4.32
     1.00           6.02               815,132      0.43               0.43                0.45           5.94
     1.00           5.15/2/            446,569      0.43/2/            0.43/2/             0.45/2/        5.06/2/
     1.00           4.81               497,178      0.43               0.43                0.47           4.71
  $  1.00           0.44%/2/      $    245,896      0.68%/2/           0.68%/2/            0.70%/2/       0.44%/2/
     1.00           0.63               147,693      0.68               0.68                0.70           0.57
     1.00           1.37                65,140      0.68               0.68                0.68           1.34
     1.00           4.35                58,043      0.68               0.68                0.70           3.93
     1.00           5.75                30,242      0.68               0.68                0.70           5.68
     1.00           4.92/2/             14,069      0.68/2/            0.68/2/             0.70/2/        4.81/2/
     1.00           4.60/2/             13,789      0.68/2/            0.68/2/             0.71/2/        4.57/2/

  $  1.00           0.54%/2/      $          -      0.58%/2/           0.58%/2/            0.60%/2/       0.55%/2/
     1.00           0.76/2/              6,622      0.58/2/            0.58/2/             0.60/2/        0.94/2/
     1.00           1.47               178,398      0.58               0.58                0.58           1.47
     1.00           4.46               208,114      0.58               0.58                0.60           4.42
     1.00           6.24/2/            222,325      0.58/2/            0.58/2/             0.60/2/        6.16/2/
  $  1.00           0.84%/2/      $        365      0.28%/2/           0.28%/2/            0.30%/2/       0.84%/2/
     1.00           1.04                   330      0.28               0.28                0.30           1.00
     1.00           1.66/2/                124      0.28/2/            0.28/2/             0.29/2/        1.62/2/

  $  1.00           0.20%/2/      $    176,851      0.92%/2/           0.92%/2/            1.02%/2/       0.21%/2/
     1.00           0.34                75,071      0.96               0.96                1.02           0.30
     1.00           0.91/2/             22,717      1.00/2/            1.00/2/             1.01/2/        0.88/2/
  $  1.00           0.53%/2/      $      6,179      0.34%/2/           0.34%/2/            0.63%/2/       0.32%/2/

                            BLACKROCK LIQUIDITY FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DIVIDENDS TO
                                         NET ASSET                    SHAREHOLDERS
                                           VALUE           NET          FROM NET
                                         BEGINNING     INVESTMENT      INVESTMENT
TEMPCASH                                 OF PERIOD       INCOME          INCOME
--------                                -----------   ------------   -------------
 Institutional Shares
 11/01/03 through 4/30/04 /12/         $  1.00       $  0.0049      $  (0.0049)
 10/31/03                                 1.00          0.0118         (0.0118)
 10/31/02                                 1.00          0.0193         (0.0193)
 10/31/01                                 1.00          0.0483         (0.0483)
 10/31/00                                 1.00          0.0613         (0.0613)
 10/01/99 through 10/31/99                1.00          0.0044         (0.0044)
 09/30/99                                 1.00          0.0496         (0.0496)
 Dollar Shares
 11/01/03 through 4/30/04 /12/         $  1.00       $  0.0036      $  (0.0036)
 10/31/03                                 1.00          0.0093         (0.0093)
 10/31/02                                 1.00          0.0168         (0.0168)
 10/31/01                                 1.00          0.0458         (0.0458)
 10/31/00                                 1.00          0.0588         (0.0588)
 10/01/99 through 10/31/99                1.00          0.0042         (0.0042)
 09/30/99                                 1.00          0.0471         (0.0471)
 Bear Stearns Premier Select Shares
 03/26/04 /1/ through 4/30/04 /12/     $  1.00       $  0.0006      $  (0.0006)
 Bear Stearns Premier Shares
 03/26/04 /1/ through 4/30/04 /12/     $  1.00       $  0.0004      $  (0.0004)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                         RATIO OF
                                                                      RATIO OF         EXPENSES TO     RATIO OF NET
      NET                                           RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
     ASSET                                        EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
     VALUE                        NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
    END OF           TOTAL          END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
    PERIOD        RETURN/11/     PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
--------------   ------------   --------------   -------------   ------------------   -------------   -------------
$    1.00          0.98%/2/      $ 10,864,285       0.18%/2/          0.18%/2/             0.23%/2/        0.99%/2/
     1.00          1.18            11,193,249       0.18              0.18                 0.23            1.18
     1.00          1.95             7,195,494       0.18              0.18                 0.24            1.92
     1.00          4.93             4,923,190       0.18              0.18                 0.29            4.76
     1.00          6.30             3,785,528       0.18              0.18                 0.31            6.18
     1.00          5.31/2/          1,951,436       0.18/2/           0.18/2/              0.34/2/         5.19/2/
     1.00          5.07             1,968,626       0.18              0.18                 0.30            4.95

$    1.00          0.73%/2/      $    498,956       0.43%/2/          0.43%/2/             0.45%/2/        0.74%/2/
     1.00          0.93               433,227       0.43              0.43                 0.48            0.94
     1.00          1.70               402,137       0.43              0.43                 0.50            1.71
     1.00          4.67               447,082       0.43              0.43                 0.54            4.56
     1.00          6.04               427,625       0.43              0.43                 0.56            5.89
     1.00          5.06/2/            401,426       0.43/2/           0.43/2/              0.59/2/         4.94/2/
     1.00          4.82               378,010       0.43              0.43                 0.55            4.70
$    1.00          0.61%/2/      $          2       0.27%/2/          0.27%/2/             0.38%/2/        0.36%/2/

$    1.00          0.39%/2/      $          3       0.47%/2/          0.47%/2/             0.54%/2/        0.25%/2/

                            BLACKROCK LIQUIDITY FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DIVIDENDS TO
                                         NET ASSET                    SHAREHOLDERS
                                           VALUE           NET          FROM NET
                                         BEGINNING     INVESTMENT      INVESTMENT
FEDFUND                                  OF PERIOD       INCOME          INCOME
-------                                 -----------   ------------   -------------
 Institutional Shares

 11/01/03 through 4/30/04 /12/          $  1.00       $  0.0045      $  (0.0045)
 10/31/03                                  1.00          0.0110         (0.0110)
 10/31/02                                  1.00          0.0183         (0.0183)
 10/31/01                                  1.00          0.0469         (0.0469)
 10/31/00                                  1.00          0.0594         (0.0594)
 10/31/99                                  1.00          0.0483         (0.0483)
 Dollar Shares
 11/01/03 through 4/30/04 /12/          $  1.00       $  0.0032      $  (0.0032)
 10/31/03                                  1.00          0.0085         (0.0085)
 10/31/02                                  1.00          0.0158         (0.0158)
 10/31/01                                  1.00          0.0444         (0.0444)
 10/31/00                                  1.00          0.0569         (0.0569)
 10/31/99                                  1.00          0.0458         (0.0458)
 Cash Reserve Shares
 11/01/03 through 4/30/04 /12/          $  1.00       $  0.0025      $  (0.0025)
 04/01/03 /1/ through 10/31/03             1.00          0.0034         (0.0034)
 Bear Stearns Shares
 11/01/03 through 4/30/04 /12/          $  1.00       $  0.0003      $  (0.0003)
 10/31/03                                  1.00          0.0033         (0.0033)
 05/20/02 /1/ through 10/31/02             1.00          0.0040         (0.0040)
 Bear Stearns Premier Select Shares
 03/26/04 /1/ through 4/30/04 /12/      $  1.00       $  0.0007      $  (0.0007)
 Bear Stearns Private Client Shares
 03/26/04 /1/ through 4/30/04 /12/      $  1.00       $  0.0005      $  (0.0005)
 Bear Stearns Premier Shares
 03/26/04 /1/ through 4/30/04 /12/      $  1.00       $  0.0004      $  (0.0004)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                                         RATIO OF
                                                                      RATIO OF         EXPENSES TO     RATIO OF NET
      NET                                           RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
     ASSET                                        EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
     VALUE                        NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
    END OF           TOTAL          END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
    PERIOD        RETURN/11/     PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
--------------   ------------   --------------   -------------   ------------------   -------------   -------------
$    1.00          0.90%/2/      $ 2,320,311       0.20%/2/            0.20%/2/           0.29%/2/        0.90%/2/
     1.00          1.10            2,163,336       0.20                0.20               0.28            1.10
     1.00          1.85            1,955,108       0.20                0.20               0.26            1.82
     1.00          4.79            1,684,597       0.20                0.20               0.27            4.61
     1.00          6.10            1,400,232       0.20                0.20               0.29            6.01
     1.00          4.94              742,744       0.20                0.20               0.28            4.81

$    1.00          0.65%/2/      $   341,762       0.45%/2/            0.45%/2/           0.54%/2/        0.65%/2/
     1.00          0.85              397,344       0.45                0.45               0.53            0.87
     1.00          1.60              635,685       0.45                0.45               0.50            1.61
     1.00          4.53              814,186       0.45                0.45               0.52            4.18
     1.00          5.84              216,511       0.45                0.45               0.54            6.04
     1.00          4.69               34,611       0.45                0.45               0.53            4.56
$    1.00          0.50%/2/      $    11,487       0.60%/2/            0.60%/2/           0.69%/2/        0.50%/2/
     1.00          0.592              13,492       0.602               0.60/2/            0.69/2/         0.58/2/

$    1.00          0.20%/2/      $    12,480       0.90%/2/            0.90%/2/           1.09%/2/        0.20%/2/
     1.00          0.33                7,889       0.95                0.95               1.08            0.30
     1.00          0.89/2/             2,728       1.00/2/             1.00/2/            1.08/2/         0.87/2/
$    1.00          0.67%/2/      $         2       0.27%/2/            0.27%/2/           0.50%/2/        0.26%/2/

$    1.00          0.44%/2/      $         2       0.53%/2/            0.53%/2/           0.85%/2/        0.94%/2/
$    1.00          0.38%/2/      $         3       0.49%/2/            0.49%/2/           0.59%/2/        0.22%/2/

                            BLACKROCK LIQUIDITY FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DIVIDENDS TO
                                         NET ASSET                    SHAREHOLDERS
                                           VALUE           NET          FROM NET
                                         BEGINNING     INVESTMENT      INVESTMENT
T-FUND                                   OF PERIOD       INCOME          INCOME
------                                  -----------   ------------   -------------
 Institutional Shares
 11/01/03 through 4/30/04 /12/           $ 1.00       $ 0.0042         $(0.0042)
 10/31/03                                  1.00         0.0106          (0.0106)
 10/31/02                                  1.00         0.0179          (0.0179)
 10/31/01                                  1.00         0.0454          (0.0454)
 10/31/00                                  1.00         0.0579          (0.0579)
 10/31/99                                  1.00         0.0473          (0.0473)
 Dollar Shares
 11/01/03 through 4/30/04 /12/           $ 1.00       $ 0.0030         $(0.0030)
 10/31/03                                  1.00         0.0081          (0.0081)
 10/31/02                                  1.00         0.0154          (0.0154)
 10/31/01                                  1.00         0.0429          (0.0429)
 10/31/00                                  1.00         0.0554          (0.0554)
 10/31/99                                  1.00         0.0448          (0.0448)
 Cash Management Shares
 11/01/03 through 4/30/04 /12/           $ 1.00       $ 0.0017         $(0.0017)
 10/31/03                                  1.00         0.0056          (0.0056)
 10/31/02                                  1.00         0.0129          (0.0129)
 10/31/01                                  1.00         0.0404          (0.0404)
 10/31/00                                  1.00         0.0529          (0.0529)
 05/17/99 through 10/31/99                 1.00         0.0197          (0.0197)
 Administration Shares
 11/01/03 through 4/30/04 /12/           $ 1.00       $ 0.0037         $(0.0037)
 10/31/03                                  1.00         0.0096          (0.0096)
 04/09/02 through 10/31/02                 1.00         0.0089          (0.0089)
 Federal Trust Fund
 ------------------
 Institutional Shares
 11/01/03 through 4/30/04 /12/           $ 1.00       $ 0.0042         $(0.0042)
 10/31/03                                  1.00         0.0106          (0.0106)
 10/31/02                                  1.00         0.0183          (0.0183)
 10/31/01                                  1.00         0.0465          (0.0465)
 10/31/00                                  1.00         0.0593          (0.0593)
 10/31/99                                  1.00         0.0478          (0.0478)
 Dollar Shares
 11/01/03 through 4/30/04 /12/           $ 1.00       $ 0.0030         $(0.0030)
 10/31/03                                  1.00         0.0081          (0.0081)
 10/31/02                                  1.00         0.0158          (0.0158)
 10/31/01                                  1.00         0.0440          (0.0440)
 10/31/00                                  1.00         0.0568          (0.0568)
 10/31/99                                  1.00         0.0453          (0.0453)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                     RATIO OF
                                                                   EXPENSES TO       RATIO OF
                                                                     AVERAGE       EXPENSES TO     RATIO OF NET
      NET                                            RATIO OF       DAILY NET        AVERAGE        INVESTMENT
     ASSET                                         EXPENSES TO        ASSETS        DAILY NET       INCOME TO
    VALUE,                         NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
    END OF           TOTAL           END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
    PERIOD          RETURN/11/    PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
--------------   -------------   --------------   -------------   -------------   -------------   -------------
    $ 1.00           0.85%/2/      $2,390,374         0.20%/2/        0.20%/2/        0.28%/2/        0.85%/2/
      1.00           1.06           2,601,725         0.20            0.20            0.27            1.06
      1.00           1.80           2,831,278         0.20            0.20            0.25            1.79
      1.00           4.63           2,582,091         0.20            0.19            0.27            4.46
      1.00           5.95           2,209,396         0.20            0.19            0.28            5.77
      1.00           4.83           2,397,386         0.20            0.20            0.26            4.72

    $ 1.00           0.60%/2/      $  699,255         0.45%/2/        0.45%/2/        0.53%/2/        0.60%/2/
      1.00           0.81             449,468         0.45            0.45            0.52            0.79
      1.00           1.55             448,592         0.45            0.45            0.50            1.54
      1.00           4.37             542,219         0.45            0.44            0.52            4.34
      1.00           5.68             630,801         0.45            0.44            0.53            5.54
      1.00           4.58             612,695         0.45            0.45            0.51            4.47
    $ 1.00           0.35%/2/      $   38,072         0.70%/2/        0.70%/2/        0.78%/2/        0.35%/2/
      1.00           0.56              73,714         0.70            0.70            0.77            0.56
      1.00           1.29              79,717         0.70            0.70            0.76            1.27
      1.00           4.11              45,678         0.70            0.69            0.77            3.99
      1.00           5.42              62,480         0.70            0.69            0.78            5.31
      1.00           4.372              3,252         0.70/2/         0.70/2/         0.78/2/         4.43/2/

    $ 1.00           0.75%/2/      $      146         0.30%/2/        0.30%/2/        0.38%/2/        0.75%/2/
      1.00           0.96                 142         0.30            0.30            0.37            0.98
      1.00           1.58/2/          185,529         0.30/2/         0.30/2/         0.37/2/         1.55/2/
    $ 1.00           0.86%/2/      $  148,590         0.20%/2/        0.20%/2/        0.36%/2/        0.85%/2/
      1.00           1.07             193,437         0.20            0.20            0.35            1.07
      1.00           1.84             194,335         0.20            0.20            0.30            1.84
      1.00           4.75             187,005         0.20            0.20            0.31            4.53
      1.00           6.10             138,396         0.20            0.20            0.34            5.84
      1.00           4.88             219,344         0.20            0.20            0.32            4.76

    $ 1.00           0.60%/2/      $    7,851         0.45%/2/        0.45%/2/        0.61%/2/        0.60%/2/
      1.00           0.81               4,555         0.45            0.45            0.60            0.80
      1.00           1.59               4,675         0.44            0.44            0.53            1.64
      1.00           4.49              14,253         0.45            0.45            0.56            4.39
      1.00           5.83              13,200         0.45            0.45            0.59            5.59
      1.00           4.63              27,539         0.45            0.45            0.57            4.51

                            BLACKROCK LIQUIDITY FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     DIVIDENDS TO
                                        NET ASSET                    SHAREHOLDERS
                                          VALUE           NET          FROM NET
                                        BEGINNING     INVESTMENT      INVESTMENT
TREASURY TRUST FUND                     OF PERIOD       INCOME          INCOME
-------------------                    -----------   ------------   -------------
Institutional Shares
11/01/03 through 4/30/04 /12/           $ 1.00        $ 0.0039        $(0.0039)
10/31/03                                  1.00          0.0098         (0.0098)
10/31/02                                  1.00          0.0170         (0.0170)
10/31/01                                  1.00          0.0443         (0.0443)
10/31/00                                  1.00          0.0552         (0.0552)
10/31/99                                  1.00          0.0442         (0.0442)
Dollar Shares
11/01/03 through 4/30/04 /12/           $ 1.00        $ 0.0026        $(0.0026)
10/31/03                                  1.00          0.0073         (0.0073)
10/31/02                                  1.00          0.0145         (0.0145)
10/31/01                                  1.00          0.0418         (0.0418)
10/31/00                                  1.00          0.0527         (0.0527)
10/31/99                                  1.00          0.0417         (0.0417)
Cash Management Shares/5/
11/01/03 through 4/30/04 /12/           $ 1.00        $ 0.0014        $(0.0014)
12/03/02 through 10/31/03                 1.00          0.0021         (0.0021)
11/01/01 through 10/15/02                 1.00          0.0116         (0.0116)
12/11/00 /1/ through 10/31/01             1.00          0.0331         (0.0331)
Administration Shares/9/
11/01/02 through 10/02/03               $ 1.00        $ 0.0083        $(0.0083)
05/30/02 /1/ through 10/31/02             1.00          0.0063         (0.0063)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                    RATIO OF
                                                                  EXPENSES TO       RATIO OF
                                                                    AVERAGE       EXPENSES TO     RATIO OF NET
      NET                                           RATIO OF       DAILY NET        AVERAGE        INVESTMENT
     ASSET                                        EXPENSES TO        ASSETS        DAILY NET       INCOME TO
    VALUE,                        NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
    END OF           TOTAL          END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
    PERIOD         RETURN/11/    PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
--------------   ------------   --------------   -------------   -------------   -------------   -------------
$ 1.00              0.78%/2/      $  921,080         0.20%/2/        0.20%/2/        0.31%/2/        0.78%/2/
  1.00              0.99           1,401,853         0.20            0.20            0.30            0.97
  1.00              1.71           1,053,635         0.20            0.20            0.28            1.70
  1.00              4.52             766,758         0.19            0.19            0.27            4.48
  1.00              5.66             846,651         0.20            0.20            0.29            5.49
  1.00              4.51             826,167         0.20            0.20            0.28            4.41

$ 1.00              0.53%/2/      $  269,266         0.45%/2/        0.45%/2/        0.56%/2/        0.53%/2/
  1.00              0.74             270,930         0.45            0.45            0.56            0.75
  1.00              1.46             321,730         0.45            0.45            0.53            1.46
  1.00              4.26             379,989         0.44            0.44            0.52            4.17
  1.00              5.40             310,589         0.45            0.45            0.54            5.23
  1.00              4.26             398,972         0.45            0.45            0.53            4.14
$ 1.00              0.28%/2/      $    5,116         0.70%/2/        0.70%/2/        0.80%/2/        0.27%/2/
  1.00              0.39/2/            6,924         0.70/2/         0.70/2/         0.80/2/         0.48/2/
  1.00              1.16/2/                -         0.69/2/         0.69/2/         0.76/2/         1.22/2/
  1.00              3.78/2/            8,363         0.76/2/         0.76/2/         0.85/2/         4.42/2/

$ 1.00              0.91%/2/      $        -         0.30%/2/        0.30%/2/        0.41%/2/        0.91%/2/
  1.00              1.49/2/           33,255         0.30/2/         0.30/2/         0.42/2/         1.49/2/

                            BLACKROCK LIQUIDITY FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DIVIDENDS TO
                                         NET ASSET                    SHAREHOLDERS
                                           VALUE           NET          FROM NET
                                         BEGINNING     INVESTMENT      INVESTMENT
MUNIFUND                                 OF PERIOD       INCOME          INCOME
--------                                -----------   ------------   -------------
 Institutional Shares
 11/01/03 through 4/30/04 /12/             $ 1.00       $ 0.0042       $(0.0042)
 10/31/03                                    1.00         0.0096        (0.0096)
 10/31/02                                    1.00         0.0142        (0.0142)
 10/31/01                                    1.00         0.0302        (0.0302)
 10/31/00                                    1.00         0.0379        (0.0379)
 12/01/98 through 10/31/99                   1.00         0.0273        (0.0273)
 11/30/98                                    1.00         0.0327        (0.0327)
 Dollar Shares
 11/01/03 through 4/30/04 /12/             $ 1.00       $ 0.0030       $(0.0030)
 10/31/03                                    1.00         0.0071        (0.0071)
 10/31/02                                    1.00         0.0117        (0.0117)
 10/31/01                                    1.00         0.0277        (0.0277)
 10/31/00                                    1.00         0.0354        (0.0354)
 12/01/98 through 10/31/99                   1.00         0.0250        (0.0250)
 11/30/98                                    1.00         0.0302        (0.0302)
 Cash Management Shares4
 11/01/03 through 4/30/04 /12/             $ 1.00       $ 0.0017       $(0.0017)
 10/31/03                                    1.00         0.0040        (0.0040)
 10/31/02                                    1.00         0.0085        (0.0085)
 10/31/01                                    1.00         0.0252        (0.0252)
 10/31/00                                    1.00         0.0329        (0.0329)
 06/14/99 /1/ through 10/31/99               1.00         0.0099        (0.0099)
 Cash Reserve Shares/8/
 11/01/02 through 08/06/03                 $ 1.00       $ 0.0047       $(0.0047)
 10/31/02                                    1.00         0.0102        (0.0102)
 10/31/01                                    1.00         0.0262        (0.0262)
 08/04/02 through 10/31/00                   1.00         0.0090        (0.0090)
 Administration Shares/10/
 11/01/02 through 10/06/03                 $ 1.00       $ 0.0081       $(0.0081)
 04/18/02 /1/ through 10/31/02               1.00         0.0069        (0.0069)
 Bear Stearns Shares
 11/01/03 through 4/30/04 /12/             $ 1.00       $ 0.0010       $(0.0010)
 10/31/03                                    1.00         0.0026        (0.0026)
 05/20/02 /1/ through 10/31/02               1.00         0.0024        (0.0024)
 Bear Stearns Private Client Shares
 3/26/04 /1/ through 4/30/04 /12/          $ 1.00       $ 0.0004       $(0.0004)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                    RATIO OF
                                                                  EXPENSES TO       RATIO OF
                                                                    AVERAGE       EXPENSES TO     RATIO OF NET
      NET                                           RATIO OF       DAILY NET        AVERAGE        INVESTMENT
     ASSET                                        EXPENSES TO        ASSETS        DAILY NET       INCOME TO
    VALUE,                        NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
    END OF           TOTAL          END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
    PERIOD         RETURN/11/    PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
--------------   ------------   --------------   -------------   -------------   -------------   -------------
   $ 1.00           0.96%/2/      $ 1,563,962       0.20%/2/        0.19%/2/        0.35%/2/        0.84%/2/
     1.00           0.96            1,549,951       0.20            0.19            0.35            0.93
     1.00           1.43            1,037,163       0.20            0.19            0.37            1.41
     1.00           3.06              688,837       0.20            0.19            0.39            3.02
     1.00           3.86              605,741       0.20            0.19            0.41            3.79
     1.00           3.02/2/           483,033       0.20/2/         0.20/2/         0.41/2/         2.96/2/
     1.00           3.32              467,760       0.25            0.25            0.41            3.26

   $ 1.00           0.60%/2/      $    83,064       0.45%/2/        0.44%/2/        0.60%/2/        0.60%/2/
     1.00           0.71               37,749       0.45            0.44            0.60            0.74
     1.00           1.18               74,526       0.45            0.44            0.62            1.18
     1.00           2.81               70,990       0.45            0.44            0.64            2.66
     1.00           3.60               63,619       0.45            0.44            0.66            3.55
     1.00           2.77/2/            56,238       0.45/2/         0.45/2/         0.66/2/         2.71/2/
     1.00           3.07               51,736       0.50            0.50            0.66            3.01

   $ 1.00           0.35%/2/      $    28,209       0.70%/2/        0.69%/2/        0.85%/2/        0.34%/2/
     1.00           0.45/2/            22,423       0.70/2/         0.69/2/         0.85/2/         0.40/2/
     1.00           0.91/2/            11,197       0.70/2/         0.69/2/         0.87/2/         0.90/2/
     1.00           2.55                4,763       0.70            0.69            0.89            2.39
     1.00           3.34                3,663       0.70            0.69            0.90            3.33
     1.00           2.61/2/             2,712       0.70/2/         0.70/2/         0.92/2/         2.58/2/

   $ 1.00           0.57%/2/      $         -       0.60%/2/        0.59%/2/        0.75%/2/        0.63%/2/
     1.00           1.03                8,626       0.60            0.59            0.77            1.03
     1.00           2.65               12,089       0.60            0.59            0.79            2.68
     1.00           3.74/2/            17,151       0.60/2/         0.59/2/         0.79/2/         3.69/2/

   $ 1.00           0.87%/2/      $         -       0.30%/2/        0.29%/2/        0.45%           0.90%/2/
     1.00           1.28/2/            13,051       0.30/2/         0.29/2/         0.47/2/         1.27/2/

   $ 1.00           0.20%/2/      $    27,895       0.83%/2/        0.83%/2/        1.14%/2/        0.20%/2/
     1.00           0.26                5,371       0.88            0.87            1.15            0.25
     1.00           0.54/2/             6,215       1.00/2/         0.99/2/         1.16/2/         0.57/2/

   $ 1.00           0.42%/2/      $         2       0.52%/2/        0.52%/2/        0.78%/2/        0.26%/2/

                            BLACKROCK LIQUIDITY FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DIVIDENDS TO
                                         NET ASSET                    SHAREHOLDERS
                                           VALUE           NET          FROM NET
                                         BEGINNING     INVESTMENT      INVESTMENT
MUNICASH                                 OF PERIOD       INCOME          INCOME
--------                                -----------   ------------   -------------
 Institutional Shares
 11/01/03 through 4/30/04 /12/            $ 1.00       $ 0.0044       $ (0.0044)
 10/31/03                                   1.00         0.0108         (0.0108)
 10/31/02                                   1.00         0.0156         (0.0156)
 10/31/01                                   1.00         0.0325         (0.0325)
 10/31/00                                   1.00         0.0392         (0.0392)
 12/01/98 through 10/31/99                  1.00         0.0281         (0.0281)
 11/30/98                                   1.00         0.0346         (0.0346)
 Dollar Shares
 11/01/03 through 4/30/04 /12/            $ 1.00       $ 0.0032       $ (0.0032)
 10/31/03                                   1.00         0.0083         (0.0083)
 10/31/02                                   1.00         0.0131         (0.0131)
 10/31/01                                   1.00         0.0300         (0.0300)
 10/31/00                                   1.00         0.0367         (0.0367)
 12/01/98 through 10/31/99                  1.00         0.0258         (0.0258)
 11/30/98                                   1.00         0.0321         (0.0321)
 Cash Management Shares /6/
 11/01/01 through 10/15/02                $ 1.00       $ 0.0101       $ (0.0101)
 3/2/01 /1/ through 10/31/01                1.00         0.0163         (0.0163)
 Bear Stearns Premier Select Shares
 03/26/04 /1/ through 04/30/04 /12/       $ 1.00       $ 0.0006       $ (0.0006)
 Bear Stearns Premier Shares
 03/26/04 /1/ through 04/30/04 /12/        $ 1.00       $ 0.0004      $ (0.0004)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                    RATIO OF
                                                                  EXPENSES TO       RATIO OF
                                                                    AVERAGE       EXPENSES TO     RATIO OF NET
      NET                                           RATIO OF       DAILY NET        AVERAGE        INVESTMENT
     ASSET                                        EXPENSES TO        ASSETS        DAILY NET       INCOME TO
    VALUE,                        NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
    END OF           TOTAL          END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
    PERIOD         RETURN/11/      PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
--------------   ------------   --------------   -------------   -------------   -------------   -------------
$    1.00           0.89%/2/      $ 2,050,747       0.20%/2/         0.19%/2/        0.32%/2/        0.89%/2/
     1.00           1.09            2,054,465       0.20             0.19            0.34            1.04
     1.00           1.57            1,257,237       0.20             0.19            0.36            1.55
     1.00           3.30              809,890       0.20             0.19            0.40            3.04
     1.00           3.99              298,832       0.20             0.20            0.40            3.91
     1.00           3.11/2/           308,212       0.20/2/          0.20/2/         0.41/2/         3.05/2/
     1.00           3.51              500,254       0.18             0.18            0.40            3.47

$    1.00           0.64%/2/      $    87,853       0.45%/2/         0.44%/2/        0.58%/2/        0.64%/2/
     1.00           0.84               90,241       0.45             0.44            0.59            0.81
     1.00           1.32               58,991       0.45             0.44            0.61            1.30
     1.00           3.04               40,306       0.45             0.45            0.65            3.19
     1.00           3.73              101,373       0.45             0.45            0.65            3.63
     1.00           2.86/2/           123,017       0.45/2/          0.45/2/         0.66/2/         2.80/2/
     1.00           3.26               91,404       0.43             0.43            0.65            3.22

$    1.00           1.01%/2/      $         -       0.70%/2/         0.69%/2/        0.87%/2/        1.07%/2/
     1.00           2.47/2/             5,118       0.69/2/          0.69/2/         0.89/2/         2.36/2/

$    1.00           0.67%/2/      $         2       0.27%/2/         0.27%/2/        0.51%/2/        0.40%/2/

$    1.00           0.44%/2/      $         2       0.47%/2/         0.47%/2/        0.61%/2/        0.26%/2/

                            BLACKROCK LIQUIDITY FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          DIVIDENDS TO
                                             NET ASSET                    SHAREHOLDERS
                                               VALUE           NET          FROM NET
                                             BEGINNING     INVESTMENT      INVESTMENT
CALIFORNIA MONEY FUND                        OF PERIOD       INCOME          INCOME
---------------------                       -----------   ------------   -------------
 Institutional Shares
 11/01/03 through 4/30/04 /12/                 $ 1.00       $ 0.0040      $(0.0040)
 10/31/03                                        1.00         0.0094       (0.0094)
 10/31/02                                        1.00         0.0132       (0.0132)
 10/31/01                                        1.00         0.0271       (0.0271)
 10/31/00                                        1.00         0.0326       (0.0326)
 02/01/99 through 10/31/99                       1.00         0.0201       (0.0201)
 1/31/99                                         1.00         0.0305       (0.0305)
 Dollar Shares
 11/01/03 through 4/30/04 /12/                 $ 1.00       $ 0.0028      $(0.0028)
 10/31/03                                        1.00         0.0069       (0.0069)
 10/31/02                                        1.00         0.0107       (0.0107)
 10/31/01                                        1.00         0.0246       (0.0246)
 10/31/00                                        1.00         0.0301       (0.0301)
 02/01/99 through 10/31/99                       1.00         0.0182       (0.0182)
 1/31/99                                         1.00         0.0280       (0.0280)
 Cash Management Shares
 11/01/03 through 4/30/04 /12/                 $ 1.00       $ 0.0016      $(0.0016)
 07/14/03 /1/ through 10/31/03                   1.00         0.0008       (0.0008)
 Bear Stearns Shares
 11/01/03 through 4/30/04 /12/                 $ 1.00       $ 0.0004      $(0.0004)
 10/31/03                                        1.00         0.0025       (0.0025)
 05/20/02 /1/ through 10/31/02                   1.00         0.0022       (0.0022)
 Bear Stearns Premier Select Shares
 03/26/04 /1/ through 04/30/04 /12/            $ 1.00       $ 0.0006      $(0.0006)
 Bear Stearns Private Client Shares
 03/26/04 /1/ through 04/30/04 /12/            $ 1.00       $ 0.0004      $(0.0004)
 Bear Stearns Premier Shares
 03/26/04 /1/ through 04/30/04 /12/            $ 1.00       $ 0.0004      $(0.0004)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                     RATIO OF
                                                                   EXPENSES TO       RATIO OF
                                                                     AVERAGE       EXPENSES TO     RATIO OF NET
      NET                                            RATIO OF       DAILY NET        AVERAGE        INVESTMENT
     ASSET                                         EXPENSES TO        ASSETS        DAILY NET       INCOME TO
    VALUE,                         NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
    END OF           TOTAL           END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
    PERIOD          RETURN/11/    PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
--------------   -------------   --------------   -------------   -------------   -------------   -------------
   $ 1.00            0.81%/2/       $ 372,633         0.20%/2/        0.19%/2/        0.40%/2/        0.81%/2/
     1.00            0.94             496,630         0.20            0.19            0.40            0.93
     1.00            1.33             456,081         0.20            0.19            0.42            1.32
     1.00            2.74             542,541         0.20            0.19            0.44            2.72
     1.00            3.31             575,735         0.20            0.20            0.44            3.25
     1.00            2.73/2/          543,476         0.20/2/         0.20/2/         0.45/2/         2.68/2/
     1.00            3.09             549,170         0.20            0.20            0.45            3.02

   $ 1.00            0.56%/2/       $   1,401         0.45%/2/        0.44%/2/        0.65%/2/        0.61%/2/
     1.00            0.69              15,463         0.45            0.44            0.65            0.71
     1.00            1.07              29,922         0.45            0.45            0.67            1.12
     1.00            2.49              27,460         0.45            0.44            0.69            2.45
     1.00            3.05              10,212         0.45            0.45            0.69            2.98
     1.00            2.48/2/            8,288         0.45/2/         0.45/2/         0.70/2/         2.43/2/
     1.00            2.84             139,601         0.45            0.45            0.70            2.77

   $ 1.00            0.31%/2/       $     182         0.70%/2/        0.69%/2/        0.90%/2/        0.31%/2/
     1.00            0.25/2/              227         0.69/2/         0.68/2/         0.91/2/         0.25/2/

   $ 1.00            0.20%/2/       $  10,602         0.80%/2/        0.80%/2/        1.20%/2/        0.20%/2/
     1.00            0.25               3,103         0.88            0.87            1.20            0.24
     1.00            0.48/2/              668         1.00/2/         0.99/2/         1.20/2/         0.51/2/

   $ 1.00            0.63%/2/       $       2         0.26%/2/        0.26%/2/        0.61%/2/        0.38%/2/

   $ 1.00            0.41%/2/       $       2         0.52%/2/        0.52%/2/        0.89%/2/        0.23%/2/
   $ 1.00            0.44%/2/       $       3         0.38%/2/        0.38%/2/        0.64%/2/        0.27%/2/

                            BLACKROCK LIQUIDITY FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        DIVIDENDS TO
                                           NET ASSET                    SHAREHOLDERS
                                            VALUE           NET          FROM NET
                                          BEGINNING     INVESTMENT      INVESTMENT
 NEW YORK MONEY FUND                      OF PERIOD       INCOME          INCOME
 -------------------                     -----------   ------------   -------------
 Institutional Shares
 11/01/03 through 4/30/04 /12/             $  1.00       $  0.0041      $ (0.0041)
 10/31/03                                     1.00          0.0096        (0.0096)
 10/31/02                                     1.00          0.0131        (0.0131)
 10/31/01                                     1.00          0.0285        (0.0285)
 10/31/00                                     1.00          0.0364        (0.0364)
 08/01/99 through 10/31/99                    1.00          0.0076        (0.0076)
 7/31/99                                      1.00          0.0289        (0.0289)
 Dollar Shares3
 11/01/03 through 4/30/04 /12/             $  1.00       $  0.0029      $ (0.0029)
 10/31/03                                     1.00          0.0071        (0.0071)
 10/31/02                                     1.00          0.0106        (0.0106)
 10/31/01                                     1.00          0.0260        (0.0260)
 10/31/00                                     1.00          0.0205        (0.0205)
 08/01/99 through 10/31/99                    1.00               -              -
 7/31/99                                      1.00               -              -
 Bear Stearns Shares
 11/01/03 through 4/30/04 /12/             $  1.00       $  0.0004      $ (0.0004)
 10/31/03                                     1.00          0.0025        (0.0025)
 05/20/02 /1/ through 10/31/02                1.00          0.0021        (0.0021)
 Bear Stearns Premier Select Shares
 03/26/04 /1/ through 04/30/04 /12/        $  1.00       $  0.0006      $ (0.0006)
 Bear Stearns Private Client Shares
 03/26/04 /1/ through 04/30/04 /12/        $  1.00       $  0.0004      $ (0.0004)
 Bear Stearns Premier Shares
 03/26/04 /1/ through 04/30/04 /12/        $  1.00       $  0.0004      $ (0.0004)

/1/  Commencement of operations of share class.

/2/  Annualized.

/3/ There were no Dollar Shares outstanding during the period July 21, 1998 to April 10, 2000.

/4/ There were no Cash Management Shares outstanding during the periods December 18, 2001 to January 10, 2002 and December 06, 2002 to January 09, 2003.

/5/ There were no Cash Management Shares outstanding during the periods October 16, 2002 to December 02, 2002 and January 17, 2003 to May 29, 2003.

/6/ There were no Cash Management Shares outstanding during the period October 16, 2002 to April 30, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                  RATIO OF
                                                                EXPENSES TO       RATIO OF
                                                                  AVERAGE       EXPENSES TO     RATIO OF NET
      NET                                         RATIO OF       DAILY NET        AVERAGE        INVESTMENT
     ASSET                                      EXPENSES TO        ASSETS        DAILY NET       INCOME TO
    VALUE,                      NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
    END OF         TOTAL          END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
    PERIOD       RETURN/11/     PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
 ------------   -----------    -------------   -------------   -------------   -------------   -------------
   $ 1.00          0.83%/2/      $ 299,156         0.20%/2/        0.20%/2/        0.40%/2/        0.83%/2/
     1.00          0.96            347,960         0.20            0.19            0.40            0.95
     1.00          1.32            362,077         0.20            0.19            0.41            1.31
     1.00          2.89            369,989         0.20            0.19            0.44            2.82
     1.00          3.71            302,194         0.20            0.19            0.46            3.61
     1.00          3.06/2/         323,247         0.20/2/         0.20/2/         0.50/2/         3.02/2/
     1.00          2.93            295,728         0.20            0.20            0.48            2.87

   $ 1.00          0.58%/2/      $   5,052         0.44%/2/        0.45%/2/        0.65%/2/        0.59%/2/
     1.00          0.71              5,216         0.45            0.44            0.65            0.68
     1.00          1.07              4,716         0.45            0.44            0.66            1.06
     1.00          2.63              3,896         0.45            0.44            0.69            2.52
     1.00          3.73/2/           1,647         0.45/2/         0.44/2/         0.70/2/         3.66/2/
     1.00             -                  -            -               -               -               -
     1.00             -                  -            -               -               -               -

   $ 1.00          0.20%/2/      $  24,296         0.82%/2/        0.82%/2/        1.20%/2/        0.20%/2/
     1.00          0.25             18,652         0.91            0.90            1.20            0.25
     1.00          0.46/2/          16,997         1.00/2/         0.99/2/         1.19/2/         0.46/2/

   $ 1.00          0.59%/2/      $       2         0.26%/2/        0.26%/2/        0.61%/2/        0.34%/2/

   $ 1.00          0.40%/2/      $       2         0.52%/2/        0.52%/2/        0.90%/2/        0.23%/2/

   $ 1.00          0.42%/2/      $       3         0.39%/2/        0.39%/2/        0.66%/2/        0.26%/2/

/7/ There were no Cash Reserve Shares outstanding during the period August 7, 2003 to September 15, 2003 and December 16, 2003 to April 30, 2004.

/8/ There were no Cash Reserve Shares outstanding during the period August 7, 2003 to April 30, 2004.

/9/ There were no Administration Shares outstanding during the period October 3, 2003 to April 30, 2004.

/10/ There were no Administration Shares outstanding during the period October
     7, 2003 to April 30, 2004.

/11/ Past performance is no guarantee of future results.

/12/ Unaudited.

                         NOTES TO FINANCIAL STATEMENTS

     BlackRock Liquidity Funds (the "Trust") (formerly, BlackRock Provident Institutional Funds) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is the successor to five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal Fund for California Investors, Inc.; and (5) Municipal Fund for New York Investors, Inc. (together, the "Predecessor Companies"). On February 10, 1999, the Predecessor Companies were each reorganized into the Trust. The financial statements and these accompanying notes relate to the Trust's ten portfolios: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money (each a "Fund" and together, the "Funds").

     California Money Fund and New York Money Fund each offers eleven classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Select Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. TempFund and MuniFund each offers eight classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares, and Plus Shares. FedFund offers ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Select Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. TempCash and MuniCash each offers eight classes of shares:
Administration Shares, Bear Stearns Premier Shares, Bear Stearns Premier Select Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. T-Fund offers six classes of shares:
Administration Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. Federal Trust Fund and Treasury Trust Fund each offers five classes of shares: Administration Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. Pursuant to a Shareholder Service Plan, and as specified in a servicing agreement, financial institutions ("Service Organizations") provide certain services, not intended to promote the sale of the shares, to their clients who beneficially own shares of a particular class, in consideration for the Trust's payment of a fee to the Servicing Organization at an annual rate not to exceed:
..10% for Administration Shares; .25% for Dollar Shares; .40% for Cash Reserve Shares and Bear Stearns Premier Select Shares; and .50% for Cash Management Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Private Client Shares and Cash Plus Shares, of the average daily net asset value of such Shares. The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Pursuant to a Distribution Plan, and as specified in a related agreement, institutions that are broker/dealers ("Broker/Dealers") provide certain sales support and distribution services to their clients who beneficially own Plus Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Select Shares, Bear Stearns Private Client Shares, and Cash Plus Shares, in consideration for the Trust's payment of a fee to the Broker/Dealer at an annual rate not to exceed .10% of the average daily net asset value with respect to Bear Stearns Premier Shares and Bear Stearns Premier Select Shares; .25% (not to exceed .40% in the case of New York Money Fund and California Money Fund) of the average daily net asset value with respect to Plus Shares; and .35% of the average daily net asset value with respect to Bear Stearns Shares, Bear Stearns Private Client Shares and Cash Plus Shares. Dividends paid to Administration, Dollar, Plus, Cash Reserve, Cash Management, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Select Shares, Bear Stearns Private Client Shares and Cash Plus Shares shareholders are reduced by such fees. Institutional Shares are sold to institutional investors who choose not to enter into agreements with the Trust. As of April 30, 2004, no Plus Shares or Cash Plus Shares were outstanding.

     Certain California municipal obligations in the California Money Fund may be obligations of issuers that rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

     Certain New York municipal obligations in the New York Money Fund may be obligations of issuers that rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State or of New York law on these obligations must be considered.

(A) Summary of Significant Accounting Policies

     Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Security Valuation -- Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of each portfolio at $1.00.

     Repurchase Agreements -- For TempFund, TempCash, FedFund and T-Fund, the Trust may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

     Dividends to Shareholders -- Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Other -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class- specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day. For the six months ended April 30, 2004, the following shows the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers of those expenses.


1. SHAREHOLDER SERVICE FEES                                               SHARE CLASSES
                                ----------------------------------------------------------------------------------------------------
                                               CASH      CASH                     BEAR    BEAR STEARNS  BEAR STEARNS   BEAR STEARNS
                                  DOLLAR    MANAGEMENT  RESERVE  ADMINISTRATION STEARNS  PRIVATE CLIENT    PREMIER    PREMIER SELECT
                                ----------  ----------  -------  -------------- -------- -------------- ------------  --------------
TempFund ...................... $4,601,424   $471,861   $ 6,414        $174     $338,032     $1,434           -              -
TempCash ......................    568,068          -         -           -            -          -           1              1
FedFund .......................    486,147          -    25,033           -       24,757          1           1              1
T-Fund ........................    892,105    133,288         -         120            -          -           -              -
Federal Trust Fund ............      6,777          -         -           -            -          -           -              -
Treasury Trust Fund ...........    352,745     36,470         -           -            -          -           -              -
MuniFund ......................     51,561     58,188         -           -       31,943          1           -              -
MuniCash ......................    113,112          -         -           -            -          -           1              1
California Money Fund .........      4,507        518         -           -       23,073          1           1              1
New York Money Fund ...........      6,841          -         -           -       51,951          1           1              1


2. SHAREHOLDER SERVICE FEES
WAIVED                                                SHARE CLASSES
                                -------------------------------------------------------
                                  BEAR      BEAR STEARNS   BEAR STEARNS   BEAR STEARNS
                                STEARNS    PRIVATE CLIENT     PREMIER    PREMIER SELECT
                                --------   --------------  ------------  --------------
TempFund ...................... $60,781       $1,314             -             -
TempCash ......................       -            -             -             1
FedFund .......................   5,755            1             -             1
T-Fund ........................       -            -             -             -
Federal Trust Fund ............       -            -             -             -
Treasury Trust Fund ...........       -            -             -             -
MuniFund ......................  11,741            1             -             -
MuniCash ......................       -            -             1             1
California Money Fund .........  10,032            1             1             1
New York Money Fund ...........  20,586            1             1             1


3. DISTRIBUTION FEES                                   SHARE CLASSES
                                -------------------------------------------------------
                                  BEAR      BEAR STEARNS   BEAR STEARNS   BEAR STEARNS
                                 STEARNS   PRIVATE CLIENT     PREMIER    PREMIER SELECT
                                --------   --------------  ------------  --------------
TempFund ...................... $251,726      $1,004             -             -
TempCash ......................        -           -             -             -
FedFund .......................   19,256           1             1             1
T-Fund ........................        -           -             -             -
Federal Trust Fund ............        -           -             -             -
Treasury Trust Fund ...........        -           -             -             -
MuniFund ......................   24,844           1             -             -
MuniCash ......................        -           -             1             1
California Money Fund .........   17,946           1             1             1
New York Money Fund ...........   40,406           1             1             1

(B) Transactions with Affiliates and Related Parties

     Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation ("BIMC"), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC manages the Funds and serves as Co-Administrator (as defined below). BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. ("PNC"). PFPC Trust Co., an indirect subsidiary of PNC, is the Trust's custodian and PFPC Inc. ("PFPC"), an indirect subsidiary of PNC, is the Trust's transfer agent and Co-Administrator.

     BlackRock Distributors, Inc., ("BDI"), an indirect subsidiary of PNC, serves as the Trust's distributor.

     The Trust has entered into an Administration Agreement with PFPC and BIMC under which they provide certain administrative services (together, the "Co-Administrators").

     In return for BIMC's advisory services, the Trust pays BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of TempFund as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, ..095% of the next $1 billion, .09% of the next $1 billion, .08% of the next $1 billion, .075% of the next $1 billion and .07% of net assets in excess of $8 billion. With respect to TempCash, MuniFund and MuniCash, the fee payable, based on each portfolio's average daily net assets, and with respect to FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund, the fee payable based on those Funds' combined average assets, is as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, ..085% of the next $1 billion and .08% of net assets in excess of $7 billion. California Money Fund and New York Money Fund pay BIMC a fee, computed daily and payable monthly, at an annual rate of .20% of average net assets.

     For the six months ended April 30, 2004, advisory fees and waivers for each Fund were as follows:


                                            GROSS                         NET ADVISORY
                                        ADVISORY FEE        WAIVER            FEE
                                       --------------   --------------   -------------
     TempFund ......................   $ 10,794,504      $ 1,606,483      $ 9,188,021
     TempCash ......................      6,051,065        1,476,152        4,574,913
     FedFund .......................      1,507,946          593,056          914,890
     T-Fund ........................      1,842,470          667,472        1,174,998
     Federal Trust Fund ............         95,697           68,296           27,401
     Treasury Trust Fund ...........        868,913          404,657          464,256
     MuniFund ......................      1,441,091          668,759          772,332
     MuniCash ......................      1,834,426          774,716        1,059,710
     California Money Fund .........        471,881          242,296          229,585
     New York Money Fund ...........        366,682          187,262          179,420

     In return for their administrative services, the Trust pays the Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each Fund as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion and .10% of amounts in excess of $3 billion.

     For the six months ended April 30, 2004, administration fees and waivers for each Fund were as follows:


                                            GROSS                              NET
                                       ADMINISTRATION                     ADMINISTRATION
                                             FEE             WAIVER            FEE
                                      ----------------   -------------   ---------------
    TempFund ......................      $13,822,360      $1,606,484       $12,215,876
    TempCash ......................        6,693,613       1,476,152         5,271,461
    FedFund .......................        2,022,671         593,056         1,429,615
    T-Fund ........................        2,357,666         667,472         1,690,194
    Federal Trust Fund ............          146,636          68,296            78,340
    Treasury Trust Fund ...........        1,265,980         404,658           861,322
    MuniFund ......................        1,441,091         668,760           772,331
    MuniCash ......................        1,834,426         774,717         1,059,709
    California Money Fund .........          412,896         242,297           170,599
    New York Money Fund ...........          320,847         187,263           133,584

     The Co-Administrators and BIMC have contractually agreed to reduce their fees or reimburse expenses to the extent necessary to ensure that the net operating expenses (excluding class specific fees paid to Service Organizations and/or Broker/Dealers) of TempFund and TempCash do not exceed .18% of their respective average net assets; and with respect to the other eight Funds, do not exceed .20% of their respective average net assets. The net advisory and net administration fees in the preceding tables reflect these reductions, if any.

     In return for PFPC's transfer agent services, the Trust pays certain fees and charges to PFPC. For the six months ended April 30, 2004, the Funds paid the following amounts to PFPC for transfer agent services: $149,027 with respect to TempFund, $32,430 with respect to TempCash, $29,828 with respect to FedFund, $49,194 with respect to T-Fund, $16,858 with respect to Federal Trust Fund, $23,487 with respect to Treasury Trust Fund, $25,538 with respect to MuniFund, $13,239 with respect to MuniCash, $11,136 with respect to California Money Fund and $10,215 with respect to New York Money Fund.

     In return for custody services provided by PFPC Trust Co., the Trust pays PFPC Trust Co. a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of each Fund as follows: .006% of the first $10 billion, .0055% of the next $10 billion and .005% of the average gross assets in excess of $20 billion. The Trust may also pay certain out-of-pocket expenses that are charged by PFPC Trust Co.

     Pursuant to the Trust's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"). For the six months ended April 30, 2004, custody credits earned were as follows: $761 with respect to FedFund, $5,322 with respect to T-Fund, $3 with respect to Federal Trust Fund, $63,179 with respect to MuniFund, $97,927 with respect to MuniCash, $11,977 with respect to California Money Fund and $8,482 with respect to New York Money Fund.

     Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Select Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan, the Trust may pay BlackRock Distributors, Inc. and/or a Broker/Dealer a fee for distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Select Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay Service Organizations, including affiliates of BIMC, fees for providing certain services ("shareholder services") to their customers who own shares of the Trust's portfolios. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns, Bear Stearns Premier, Bear Stearns Premier Select and Bear Stearns Private Client Shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

     For the six months ended April 30, 2004, certain portfolios paid shareholder services fees to affiliates of BIMC in the amounts as follows:
$3,474,589 with respect to TempFund, $378,173 with respect to TempCash, $448,677 with respect to FedFund, $272,232 with respect to T-Fund, $128 with respect to Federal Trust Fund, $51,355 with respect to Treasury Trust Fund, $18,095 with respect to MuniFund, $58,440 with respect to MuniCash and $6,358 with respect to New York Money Fund.

     As of six months ended April 30, 2004, affiliated payables were as follows:


                                          PFPC AND                          OTHER
                                         PFPC TRUST                          BIMC
                                           CO. (1)        BIMC (2)      AFFILIATES (3)
                                        ------------   -------------   ---------------
      TempFund ......................     $637,795      $3,272,845         $592,252
      TempCash ......................      264,464       1,480,476           60,299
      FedFund .......................       91,104         329,139           69,856
      T-Fund ........................       99,200         444,104           49,911
      Federal Trust Fund ............       21,115          14,651               21
      Treasury Trust Fund ...........       54,863         153,723            6,868
      MuniFund ......................       50,643         250,027           19,823
      MuniCash ......................       36,273         310,497            8,806
      California Money Fund .........       19,447          51,634            2,715
      New York Money Fund ...........       22,167          44,468            9,403

(1) Payables to PFPC as of April 30, 2004 are for accounting, administration and transfer agent services provided to the Trust. Payables to PFPC Trust Co. as of April 30, 2004 are for custody services provided to the Trust.
(2) Payables to BIMC as of April 30, 2004 are for advisory and administration services provided to the Trust.
(3) Payables to other BIMC affiliates are for shareholder services and/or distribution and sales support services as described under the Trust's Shareholder Services Plans and Distribution Plans, respectively.

(C) Capital Shares

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

     Because the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

     TRANSACTIONS IN CAPITAL SHARES FOR EACH PERIOD WERE AS FOLLOWS:

                                                                TEMPFUND
                                                ----------------------------------------
                                                SIX MONTHS ENDED
                                                 APRIL 30, 2004            YEAR ENDED
                                                   (UNAUDITED)          OCTOBER 31, 2003
                                                ----------------        ----------------
Shares sold:
 Institutional Shares .......................   $103,672,769,181        $276,207,756,814
 Dollar Shares ..............................     18,158,757,979          38,364,599,269
 Cash Management Shares .....................        601,661,000             437,731,482
 Cash Reserve Shares ........................          9,742,428              20,669,998
 Administration Shares ......................            123,240                 291,414
 Bear Stearns Shares ........................        550,888,428             434,090,231
 Bear Stearns Private Client Shares .........          6,179,541                       -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................         38,117,398             101,669,074
 Dollar Shares ..............................          1,048,199               3,547,849
 Cash Management Shares .....................            263,800                  68,325
 Cash Reserve Shares ........................              7,608                 535,699
 Administration Shares ......................              1,445                   2,668
 Bear Stearns Shares ........................            147,422                 190,138
 Bear Stearns Private Client Shares .........              1,517
Shares redeemed:
 Institutional Shares .......................   (103,222,339,737)       (276,100,101,223)
 Dollar Shares ..............................    (18,540,677,144)        (38,859,473,439)
 Cash Management Shares .....................       (503,724,014)           (355,247,097)
 Cash Reserve Shares ........................        (16,372,544)           (192,984,729)
 Administration Shares ......................            (88,705)                (88,882)
 Bear Stearns Shares ........................       (449,257,524)           (381,926,447)
 Bear Stearns Private Client Shares .........             (2,233)
                                                ----------------        ----------------
Net increase (decrease) .....................   $    307,247,285        $   (318,668,856)
                                                ================        ================

                                                                TEMPCASH
                                                ----------------------------------------
                                                SIX MONTHS ENDED
                                                 APRIL 30, 2004            YEAR ENDED
                                                   (UNAUDITED)          OCTOBER 31, 2003
                                                ----------------        ----------------
Shares sold:
 Institutional Shares .......................   $ 59,876,234,498        $113,438,535,749
 Dollar Shares ..............................        766,576,089           1,919,869,864
 Bear Stearns Premier Shares ................              7,967                       -
 Bear Stearns Premier Select Shares .........              4,388                       -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................         27,585,492              61,528,458
 Dollar Shares ..............................          1,364,967               3,522,686
 Bear Stearns Premier Shares ................                  1                       -
 Bear Stearns Premier Select Shares .........                  1                       -
Shares redeemed:
 Institutional Shares .......................    (60,232,794,713)       (109,502,300,170)
 Dollar Shares ..............................       (702,212,963)         (1,892,301,884)
 Bear Stearns Premier Shares ................             (4,678)                      -
 Bear Stearns Premier Select Shares .........             (2,244)                      -
                                                ----------------        ----------------
Net increase (decrease) .....................   $   (263,241,195)       $  4,028,854,703
                                                ================        ================

                                                                FEDFUND
                                                --------------------------------------
                                                SIX MONTHS ENDED
                                                 APRIL 30, 2004          YEAR ENDED
                                                  (UNAUDITED)         OCTOBER 31, 2003
                                                ----------------      ----------------
Shares sold:
 Institutional Shares .......................   $  6,594,385,852      $ 18,617,146,278
 Dollar Shares ..............................      4,989,973,420         9,347,454,997
 Cash Reserve Shares ........................             90,111            14,767,894
 Bear Stearns Shares ........................         36,994,968            39,623,477
 Bear Stearns Private Client Shares .........              6,902                     -
 Bear Stearns Premier Shares ................              5,580                     -
 Bear Stearns Premier Select Shares .........              4,390                     -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................          2,953,471             6,438,915
 Dollar Shares ..............................             10,008                35,588
 Cash Reserve Shares ........................                 --                     -
 Bear Stearns Shares ........................             11,380                15,891
 Bear Stearns Private Client Shares .........                  1                     -
 Bear Stearns Premier Shares ................                  1                     -
 Bear Stearns Premier Select Shares .........                  2                     -
Shares redeemed:
 Institutional Shares .......................     (6,440,385,395)      (18,415,375,127)
 Dollar Shares ..............................     (5,045,569,225)       (9,585,838,350)
 Cash Reserve Shares ........................         (2,095,497)           (1,276,147)
 Bear Stearns Shares ........................        (32,415,772)          (34,477,434)
 Bear Stearns Private Client Shares .........             (4,668)                    -
 Bear Stearns Premier Shares ................             (2,540)                    -
 Bear Stearns Premier Select Shares .........             (2,246)                    -
                                                ----------------      ----------------
Net increase (decrease) .....................   $    103,960,743      $    (11,484,018)
                                                ================      ================

                                                                T-FUND
                                                --------------------------------------
                                                SIX MONTHS ENDED
                                                 APRIL 30, 2004          YEAR ENDED
                                                  (UNAUDITED)         OCTOBER 31, 2003
                                                ----------------      ----------------
Shares sold:
 Institutional Shares .......................   $ 15,336,708,756      $ 31,256,861,309
 Dollar Shares ..............................      5,070,096,580         6,945,727,873
 Cash Management Shares .....................         53,762,797           159,487,289
 Administration Shares ......................            607,388           204,938,139
Shares issued in reinvestment of dividends:
 Institutional Shares .......................          2,386,656             8,303,407
 Dollar Shares ..............................            319,772               718,352
 Cash Management Shares .....................              1,807                 5,039
 Administration Shares ......................                874                   349
Shares redeemed:
 Institutional Shares .......................    (15,550,494,435)      (31,494,699,189)
 Dollar Shares ..............................     (4,820,646,836)       (6,945,566,499)
 Cash Management Shares .....................        (89,407,528)         (165,494,286)
 Administration Shares ......................           (604,168)         (390,324,199)
                                                ----------------      ---------------
Net increase (decrease) .....................   $      2,731,663      $   (420,042,416)
                                                ================      ================

                                                       FEDERAL TRUST FUND
                                              -------------------------------------
                                               SIX MONTHS ENDED
                                                APRIL 30, 2004       YEAR ENDED
                                                 (UNAUDITED)      OCTOBER 31, 2003
                                              -----------------   -----------------
Shares sold:
 Institutional Shares .....................    $  499,878,372      $  925,872,690
 Dollar Shares ............................        15,835,647          30,336,842
Shares issued in reinvestment of dividends:
 Institutional Shares .....................           343,193             635,035
 Dollar Shares ............................             1,897                 813
Shares redeemed:
 Institutional Shares .....................      (545,092,393)       (927,449,372)
 Dollar Shares ............................       (12,541,997)        (30,446,752)
                                               --------------      --------------
Net decrease ..............................    $  (41,575,281)     $   (1,050,744)
                                               ==============      ==============

                                                         TREASURY TRUST FUND
                                              -------------------------------------
                                               SIX MONTHS ENDED
                                                APRIL 30, 2004       YEAR ENDED
                                                 (UNAUDITED)      OCTOBER 31, 2003
                                              -----------------   -----------------
Shares sold:
 Institutional Shares .....................    $  4,000,148,046    $  7,526,780,441
 Dollar Shares ............................       1,008,218,494       1,516,085,619
 Cash Management Shares ...................          53,132,932          99,239,673
 Administration Shares ....................                   -          99,493,892
Shares issued in reinvestment of dividends:
 Institutional Shares .....................           1,599,344           3,393,962
 Dollar Shares ............................             571,592           1,655,742
 Cash Management Shares ...................                   -                   -
 Administration Shares ....................                   -                   -
Shares redeemed:
 Institutional Shares .....................      (4,482,533,012)     (7,181,984,707)
 Dollar Shares ............................      (1,010,457,586)     (1,568,552,631)
 Cash Management Shares ...................         (54,941,435)        (92,314,953)
 Administration Shares ....................                   -        (132,749,121)
                                               ----------------    ----------------
Net increase (decrease) ...................    $   (484,261,625)   $    271,047,917
                                               ================    ================

                                                              MUNIFUND
                                                --------------------------------------
                                                 SIX MONTHS ENDED
                                                  APRIL 30, 2004         YEAR ENDED
                                                   (UNAUDITED)        OCTOBER 31, 2003
                                                -----------------     ----------------
Shares sold:
 Institutional Shares .......................   $   6,564,424,998     $ 10,025,819,513
 Dollar Shares ..............................         204,520,466          261,916,785
 Cash Management Shares .....................          45,503,753           53,262,996
 Cash Reserve Shares ........................                   -           13,091,131
 Administration Shares ......................                   -           11,666,230
 Bear Stearns Shares ........................          89,498,156           39,238,063
 Bear Stearns Private Client Shares .........               4,370                    -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................           2,380,588            3,878,153
 Dollar Shares ..............................              53,428              368,498
 Cash Management Shares .....................              17,237                4,933
 Cash Reserve Shares ........................                   -               59,043
 Administration Shares ......................                   -                    -
 Bear Stearns Shares ........................              14,471               17,150
 Bear Stearns Private Client Shares .........                   1                    -
Shares redeemed:
 Institutional Shares .......................      (6,552,727,325)      (9,516,924,355)
 Dollar Shares ..............................        (159,256,731)        (299,060,547)
 Cash Management Shares .....................         (39,733,673)         (42,041,975)
 Cash Reserve Shares ........................                   -          (21,776,607)
 Administration Shares ......................                   -          (24,717,378)
 Bear Stearns Shares ........................         (66,988,075)         (40,099,373)
 Bear Stearns Private Client Shares .........              (2,235)                   -
                                                -----------------     ----------------
Net increase ................................   $      87,709,429     $    464,702,260
                                                =================     ================

                                                              MUNICASH
                                                --------------------------------------
                                                 SIX MONTHS ENDED
                                                  APRIL 30, 2004           YEAR ENDED
                                                   (UNAUDITED)        OCTOBER 31, 2003
                                                -----------------     ----------------
Shares sold:
 Institutional Shares .......................   $ 12,274,886,408      $ 16,020,739,562
 Dollar Shares ..............................        126,107,333           260,401,423
 Bear Stearns Premier Shares ................              4,382                     -
 Bear Stearns Premier Select Shares .........              4,392                     -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................          5,133,576             8,031,860
 Dollar Shares ..............................            275,190               666,236
 Bear Stearns Premier Shares ................                  1                     -
 Bear Stearns Premier Select Shares .........                  2                     -
Shares redeemed:
 Institutional Shares .......................    (12,283,673,590)      (15,231,552,683)
 Dollar Shares ..............................       (128,768,911)         (229,848,005)
 Bear Stearns Premier Shares ................             (2,241)                    -
 Bear Stearns Premier Select Shares .........             (2,246)                    -
                                                ----------------      ----------------
Net increase (decrease) .....................   $     (6,035,704)     $    828,438,393
                                                ================      ================


                                                          CALIFORNIA MONEY FUND
                                                -----------------------------------------
                                                  SIX MONTHS ENDED
                                                   APRIL 30, 2004          YEAR ENDED
                                                    (UNAUDITED)        OCTOBER 31, 2003
                                                -------------------   -------------------
Shares sold:
 Institutional Shares .......................    $    971,508,261      $  2,047,564,056
 Dollar Shares ..............................           6,643,000            21,619,460
 Cash Management Shares .....................              77,629               339,420
 Bear Stearns Shares ........................          61,668,960            20,618,338
 Bear Stearns Private Client Shares .........               4,374                     -
 Bear Stearns Premier Shares ................               5,286                     -
 Bear Stearns Premier Select Shares .........               4,395                     -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................              32,756               133,257
 Dollar Shares ..............................                   -                28,476
 Cash Management Shares .....................                 333                   134
 Bear Stearns Shares ........................              10,439                 6,486
 Bear Stearns Private Client Shares .........                   1                     -
 Bear Stearns Premier Shares ................                   1                     -
 Bear Stearns Premier Select Shares .........                   2                     -
Shares redeemed:
 Institutional Shares .......................      (1,095,514,379)       (2,007,105,741)
 Dollar Shares ..............................         (20,704,939)          (36,104,560)
 Cash Management Shares .....................            (123,281)             (112,876)
 Bear Stearns Shares ........................         (54,180,000)          (18,189,053)
 Bear Stearns Private Client Shares .........              (2,237)                    -
 Bear Stearns Premier Shares ................              (2,243)                    -
 Bear Stearns Premier Select Shares .........              (2,248)                    -
                                                 ----------------      ----------------
Net increase (decrease) .....................    $   (130,573,890)     $     28,797,397
                                                 ================      ================


                                                          NEW YORK MONEY FUND
                                                ---------------------------------------
                                                 SIX MONTHS ENDED
                                                  APRIL 30, 2004         YEAR ENDED
                                                   (UNAUDITED)        OCTOBER 31, 2003
                                                -----------------   -------------------
Shares sold:
 Institutional Shares .......................    $  747,331,726      $  1,883,228,442
 Dollar Shares ..............................         8,390,667            20,890,725
 Bear Stearns Shares ........................        84,158,502           114,656,512
 Bear Stearns Private Client Shares .........             4,372                     -
 Bear Stearns Premier Shares ................             5,734                     -
 Bear Stearns Premier Select Shares .........             4,394                     -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................           101,679                59,217
 Dollar Shares ..............................            16,423                47,573
 Bear Stearns Shares ........................            24,149                42,524
 Bear Stearns Private Client Shares .........                 1                     -
 Bear Stearns Premier Shares ................                 2                     -
 Bear Stearns Premier Select Shares .........                 1                     -
Shares redeemed:
 Institutional Shares .......................      (796,334,887)       (1,897,405,364)
 Dollar Shares ..............................        (8,572,541)          (20,438,302)
 Bear Stearns Shares ........................       (78,545,482)         (113,044,259)
 Bear Stearns Private Client Shares .........            (2,236)                    -
 Bear Stearns Premier Shares ................            (2,643)                    -
 Bear Stearns Premier Select Shares .........            (2,247)                    -
                                                 --------------      ----------------
Net decrease ................................    $  (43,422,386)     $    (11,962,932)
                                                 ==============      ================

     On April 30, 2004, one shareholder held approximately 10% of the outstanding shares of TempFund, one shareholder held approximately 15% of TempCash, two shareholders held approximately 44% of FedFund, one shareholder held approximately 38% of T-Fund, two shareholders held approximately 27% of Treasury Trust Fund, four shareholders held approximately 64% of Federal Trust Fund, one shareholder held approximately 12% of MuniFund, four shareholders held approximately 61% of MuniCash and three shareholders held approximately 59% of New York Money Fund. Some of the shareholders are comprised of omnibus accounts. Although it is considered a single shareholder for purposes of determining its percentage of ownership of a particular Fund, each omnibus account executes transactions in the Funds' shares on behalf of multiple underlying Fund shareholders.

(D) At April 30, 2004, net assets consisted of:

                                                      TEMPFUND           TEMPCASH             FEDFUND
                                                  ---------------     ---------------     --------------
 Paid-in capital .............................    $24,436,532,787     $11,363,245,249     $2,686,022,968
 Accumulated net realized gain (loss) on
  security transactions ......................           (241,831)                357             24,119
                                                  ---------------     ---------------     --------------
   Net Assets ................................    $24,436,290,956     $11,363,245,606     $2,686,047,087
                                                  ===============     ===============     ==============

                                                                        FEDERAL TRUST     TREASURY TRUST
                                                      T-FUND                FUND               FUND
                                                  ---------------     ---------------     --------------
 Paid-in capital .............................    $ 3,127,863,360     $   156,441,721     $1,195,693,533
 Accumulated net realized loss on security
  transactions ...............................            (15,846)               (242)          (231,182)
                                                  ---------------     ---------------     --------------
   Net Assets ................................    $ 3,127,847,514     $   156,441,479     $1,195,462,351
                                                  ===============     ===============     ==============

                                                                          MUNIFUND           MUNICASH
                                                                      ---------------     --------------
 Paid-in capital .............................                        $ 1,703,221,001     $2,138,686,818
 Undistributed net investment income .........                                  2,304                  -
 Accumulated net realized loss on security
  transactions ...............................                                (91,280)           (82,978)
                                                                      ---------------     --------------
   Net Assets ................................                        $ 1,703,132,025     $2,138,603,840
                                                                      ===============     ==============

                                                                      CALIFORNIA MONEY    NEW YORK MONEY
                                                                            FUND               FUND
                                                                      ---------------     --------------
 Paid-in capital .............................                        $   384,970,459     $  328,405,896
 Accumulated net realized gain (loss) on
  security transactions ......................                               (145,785)           105,882
                                                                      ---------------     --------------
   Net Assets ................................                        $   384,824,674     $  328,511,778
                                                                      ===============     ==============

(E) Federal Tax Information

     No provision is made for Federal taxes as it is the Trust's intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no long-term capital gain distributions for the year ended October 31, 2003.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. The following permanent differences as of October 31, 2003, attributable to capital loss carryover expirations, were reclassified to the following accounts:

                                                                       INCREASE/
                                                      INCREASE         (DECREASE)
                                       DECREASE      ACCUMULATED     UNDISTRIBUTED
                                       PAID-IN-     NET REALIZED     NET INVESTMENT
                                        CAPITAL         GAIN             INCOME
                                      ----------   --------------   ---------------
       Federal Trust Fund .........    $  (849)         $ 849             $  -

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of distributions paid during the last two fiscal years were as follows:

                                   TAX-FREE         ORDINARY
                                    INCOME           INCOME
                                -------------   ---------------
  TempFund
     10/31/03 ..................  $         -      $317,184,756
     10/31/02 ..................            -       590,981,534
  TempCash
     10/31/03 ..................            -       127,942,066
     10/31/02 ..................            -       155,527,167
  FedFund
     10/31/03 ..................            -        31,715,282
     10/31/02 ..................            -        52,923,645
  T-Fund
     10/31/03 ..................            -        36,188,579
     10/31/02 ..................            -        66,824,038
  Federal Trust Fund
     10/31/03 ..................            -         2,034,392
     10/31/02 ..................            -         3,698,867
  Treasury Trust Fund
     10/31/03 ..................            -        13,577,514
     10/31/02 ..................            -        20,120,419
  MuniFund
     10/31/03 ..................   14,565,441                 -
     10/31/02 ..................   13,706,740                 -
  MuniCash
     10/31/03 ..................   19,199,722                 -
     10/31/02 ..................   17,051,605                 -
  California Money Fund
     10/31/03 ..................    4,726,755                 -
     10/31/02 ..................    6,965,578                 -
  New York Money Fund
     10/31/03 ..................    3,999,170                 -
     10/31/02 ..................    5,057,764                 -

                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

     As of October 31, 2003, the components of distributable earnings/ (accumulated losses) were as follows:

                                        UNDISTRIBUTED     UNDISTRIBUTED
                                           TAX-FREE         ORDINARY       CAPITAL LOSS
                                            INCOME           INCOME        CARRYFORWARDS
                                       ---------------   --------------   --------------
     TempFund ......................    $         -        $19,542,716      ($459,902)
     TempCash ......................              -          8,737,779        (10,389)
     FedFund .......................              -          1,868,589         (1,281)
     T-Fund ........................              -          2,244,225        (57,375)
     Federal Trust Fund ............              -            131,613        (24,769)
     Treasury Trust Fund ...........              -            999,724       (247,837)
     MuniFund ......................      1,104,044                  -              -
     MuniCash ......................      1,501,654                  -        (13,010)
     California Money Fund .........        357,052                  -       (121,834)
     New York Money Fund ...........        276,522                  -           (185)

     At October 31, 2003, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                    EXPIRING OCTOBER 31
                                -------------------------------------------------------------------------------------------
                                   2004      2005    2006     2007      2008       2009       2010       2011      TOTAL
                                --------- --------- ------ --------- ---------- --------- ----------- --------- -----------
TempFund ......................  $     -   $     -   $   -   $     -   $      -  $      -    $ 459,902  $     -   $  459,902
TempCash ......................        -         -       -         -          -         -          888    9,501       10,389
FedFund .......................        -     1,281       -         -          -         -            -        -        1,281
T-Fund ........................        -         -       -         -     57,375         -            -        -       57,375
Federal Trust Fund ............   16,364     8,405       -         -          -         -            -        -       24,769
Treasury Trust Fund ...........        -         -       -    32,775    123,242    91,820            -        -      247,837
MuniCash ......................        -         -       -         -     13,010         -            -        -       13,010
California Money Fund .........        -    10,699       -         -          -    65,827            -   45,308      121,834
New York Money Fund ...........        -         -     185         -          -         -            -        -          185

(F) Contingencies

     In the normal course of business, the Trust enters into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

                           BLACKROCK LIQUIDITY FUNDS

                             ADDITIONAL INFORMATION

PricewaterhouseCoopers LLP ("PwC"), the former independent auditors to BlackRock Liquidity Funds [the "Registrant"], have been hired as an internal audit supporting service provider by The PNC Financial Services Group, Inc. ("PNC"), an affiliate of the Registrant's investment adviser and certain other of its service providers. In order to provide certain contemplated services to PNC and its affiliates in the future, which would cause PwC to no longer be independent with respect to the Registrant, PwC informed the Registrant on November 19, 2003 that it would decline to stand for re-election as independent auditors to the Registrant after the completion of the Registrant's fiscal 2003 audit.

PwC's reports on the Registrant's financial statements for the fiscal years ended October 31, 2003 and October 31, 2002 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Registrant's fiscal years ended October 31, 2003 and October 31, 2002, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 19, 2003, the Registrant by action of its Board of Trustees upon the recommendation of its Audit Committee engaged Deloitte & Touche LLP as the independent auditors to audit the Registrant's financial statements for the fiscal year ending October 31, 2004. During the Registrant's fiscal years ended October 31, 2003 and October 31, 2002, neither the Registrant, its portfolios nor anyone on their behalf has consulted Deloitte & Touche LLP on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Registrant's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Investment Adviser
       BlackRock Institutional Management Corporation
       Wilmington, Delaware 19809

Co-Administrator
       BlackRock Institutional Management Corporation
       Wilmington, Delaware 19809

Co-Administrator and Transfer Agent
       PFPC Inc.
       Wilmington, DE 19809

Distributor
       BlackRock Distributors, Inc.
       King of Prussia, Pennsylvania 19406

Custodian
       PFPC Trust Co.
       Philadelphia, Pennsylvania 19153

Counsel
       Drinker Biddle & Reath LLP
       Philadelphia, Pennsylvania 19103

Independent Auditors
       Deloitte & Touche LLP
       Philadelphia, Pennsylvania 19103

A description of BlackRock Liquidity Funds' Proxy Voting Policies is available upon request and without charge by calling 1-800-821-7432 or at the Securities and Exchange Commission's website: www.sec.gov.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

   [LOGO] BEAR STEARNS




Bear Stearns
Money Market Funds

       Semi-Annual Report Dated
       April 30, 2004
       (Unaudited)

       .  TempFund

       .  TempCash

       .  FedFund

       .  MuniFund

       .  MuniCash

       .  California Money Fund

       .  New York Money Fund

BLACKROCK                                                   100 Bellevue Parkway
                                                                       4th Floor
                                                             Wilmington,DE 19809
                                                                  (302) 797-2000
                                                                   www.brpif.com





                                                                    June 3, 2004


Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of Bear Stearns Shares of BlackRock Liquidity Funds for the six-month period ended April 30, 2004.

     BlackRock Liquidity Funds offer a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                          Sincerely,


                                          /s/ Ralph L. Schlosstein


                                          Ralph L. Schlosstein
                                          Chairman & President

                            BLACKROCK LIQUIDITY FUNDS
                                    TEMPFUND
                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2004
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                             PAR
                                                         MATURITY           (000)             VALUE
                                                        ----------       -----------     ---------------
AGENCY OBLIGATIONS - 13.2%
Federal Home Loan Bank Bonds - 2.9%
   4.88%                                                 05/14/04         $ 12,185        $  12,200,040
   3.38%                                                 06/15/04           41,500           41,608,890
   4.12%                                                 01/14/05           75,065           76,476,448
   1.38%                                                 03/28/05          252,000          252,000,001
   1.42%                                                 04/04/05          256,000          256,000,000
   1.41%                                                 05/09/05          105,000          105,000,000
                                                                                          -------------
                                                                                            743,285,379
                                                                                          -------------
Federal Home Loan Mortgage Corporation Bonds - 3.4%
   5.00%                                                 05/15/04           56,191           56,268,214
   1.33%                                                 08/06/04           85,000           85,002,230
   4.50%                                                 08/15/04           40,000           40,378,532
   1.88%                                                 01/15/05           59,190           59,373,808
   6.88%                                                 01/15/05           57,040           59,211,325
   1.42%                                                 03/01/05          250,000          250,000,000
   1.29%                                                 03/23/05          270,500          270,500,000
                                                                                          -------------
                                                                                            820,734,109
                                                                                          -------------
Federal Home Loan Mortgage Corporation Discount
  Notes - 1.9%
   1.01%                                                 06/02/04          112,000          111,899,450
   1.00%                                                 06/15/04          350,000          349,562,500
                                                                                          -------------
                                                                                            461,461,950
                                                                                          -------------
Federal National Mortgage Association Bonds - 3.8%
   5.62%                                                 05/14/04          128,795          128,989,164
   1.02%                                                 06/02/04          344,000          343,688,107
   3.00%                                                 06/15/04          181,240          181,632,755
   1.54%                                                 12/08/04          267,500          267,500,000
                                                                                          -------------
                                                                                            921,810,026
                                                                                          -------------
Federal National Mortgage Association Discount
  Notes - 1.2%
   1.01%                                                 06/23/04          200,000          199,702,611
   1.00%                                                 06/30/04           88,543           88,395,428
                                                                                          -------------
                                                                                            288,098,039
                                                                                          -------------
TOTAL AGENCY OBLIGATIONS
   (Cost $3,235,389,503)                                                                  3,235,389,503
                                                                                          -------------
CERTIFICATES OF DEPOSIT - 6.6%
Domestic
  Citibank N.A. (A-1+, P-1)
   1.03%                                                 06/18/04          300,000          300,000,000
   1.04%                                                 06/21/04          250,000          250,000,000
   1.04%                                                 06/24/04           76,500           76,500,000
  First Tennessee Bank N.A. (A-1, P-1)
   1.03%                                                 05/17/04          180,000          180,000,000
   1.04%                                                 06/07/04           20,000           20,000,000
  State Street Bank & Trust Co. (A-1+,
   P-1)
   1.04%                                                 06/22/04          135,000          135,000,000

                                                                             PAR
                                                         MATURITY           (000)             VALUE
                                                        ----------       -----------     ---------------
CERTIFICATES OF DEPOSIT (Continued)
  Wells Fargo Bank N.A. (A-1+, P-1)
    1.03%                                                05/28/04         $650,000        $ 650,000,000
                                                                                          -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $1,611,500,000)
                                                                                          1,611,500,000
                                                                                          -------------
COMMERCIAL PAPER - 25.8%
Asset Backed Securities - 17.0%
  Amsterdam Funding Corp. (A-1, P-1)
    1.03%                                                05/05/04           84,500           84,490,328
    1.03%                                                05/06/04           75,000           74,989,271
    1.04%                                                05/27/04           25,000           24,981,222
  Barton Capital Corp. (A-1+, P-1)
    1.03%                                                05/07/04          180,154          180,123,074
    1.03%                                                05/14/04          185,490          185,421,008
    1.04%                                                06/10/04           71,775           71,692,060
  Cafco LLC (A-1+, P-1)
    1.03%                                                05/13/04           40,000           39,986,267
    1.03%                                                05/26/04           50,000           49,964,236
    1.04%                                                06/17/04           96,600           96,468,839
    1.04%                                                06/21/04          100,000           99,852,667
  CRC Funding LLC (A-1+, P-1)
    1.04%                                                06/17/04           50,000           49,932,111
    1.04%                                                06/21/04          100,000           99,852,667
    1.04%                                                06/22/04          150,000          149,774,667
  CXC LLC (A-1+, P-1)
    1.03%                                                05/05/04           29,600           29,596,612
  Daimler Chrysler Revolving Auto Co.
    (A-1+, P-1)
    1.04%                                                05/19/04           67,068           67,033,125
  Delaware Funding LLC (A-1+, P-1)
    1.03%                                                05/06/04          101,091          101,076,538
  Edison Asset Securitization LLC (A-1+,
    P-1)
    1.03%                                                06/17/04           68,690           68,597,631
  Fairway Finance Co. LLC (A-1, P-1)
    1.04%                                                05/25/04           20,024           20,010,117
    1.04%                                                06/01/04           15,039           15,026,401
    1.04%                                                06/15/04           50,138           50,072,821
  Falcon Asset Securitization Corp. (A-1,
    P-1)
    1.04%                                                05/18/04           61,803           61,772,648
  Fcar Owner Trust Series I (A-1+, P-1)
    1.03%                                                05/17/04          200,000          199,908,444
    1.04%                                                05/17/04          100,000           99,953,778
    1.03%                                                05/18/04          150,000          149,927,042
  Giro Funding U.S. Corp. (A-1+, P-1)
    1.04%                                                05/17/04           73,925           73,890,830
    1.04%                                                05/18/04           48,946           48,921,962
  Jupiter Securitization Corp. (A-1, P-1)
    1.03%                                                05/04/04          137,905          137,893,163
  Liberty Street Funding Corp. (A-1, P-1)
    1.04%                                                06/21/04           27,000           26,960,220

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   TEMPFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                                       PAR
                                                     MATURITY         (000)             VALUE
                                                    ----------     -----------     ---------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
  Moat Funding LLC (A-1+, P-1)
    1.04%                                            06/22/04       $ 68,000        $  67,897,849
  Mortgage Interest Networking Trust
    (A-1, P-1)
    1.04%                                            05/03/04        100,000           99,994,222
  Old Line Funding LLC (A-1+, P-1)
    1.03%                                            05/06/04         44,677           44,670,609
  Preferred Receivables Funding Corp.
    (A-1, P-1)
    1.04%                                            05/07/04         75,000           74,987,061
  Regency Markets No. 1 LLC (A-1, P-1)
    1.05%                                            05/07/04         86,205           86,189,914
    1.05%                                            05/20/04         65,044           65,007,955
  Scaldis Capital LLC (A-1+, P-1)
    1.03%                                            05/07/04        200,000          199,965,667
    1.04%                                            05/17/04        179,673          179,589,951
    1.04%                                            05/25/04        161,260          161,148,193
  Sheffield Receivables Corp. (A-1+, P-1)
    1.04%                                            05/25/04        100,000           99,930,667
    1.04%                                            06/17/04         54,545           54,470,940
  Silver Tower US Funding LLC (A-1, P-1)
    1.05%                                            05/17/04        148,000          147,930,933
  Thames Asset Global Securitization
    (A-1, P-1)
    1.04%                                            05/07/04         20,000           19,996,533
    1.04%                                            05/20/04         83,000           82,954,442
    1.04%                                            05/21/04         41,357           41,333,105
  Thunder Bay Funding LLC (A-1, P-1)
    1.03%                                            05/03/04         65,062           65,058,277
    1.03%                                            05/04/04         45,062           45,058,132
    1.03%                                            05/05/04         25,047           25,044,134
    1.03%                                            05/18/04         24,177           24,165,241
    1.03%                                            05/20/04         20,246           20,234,994
    1.04%                                            06/01/04         55,113           55,063,642
  Yorktown Capital LLC (A-1+, P-1)
    1.04%                                            06/02/04        120,505          120,393,600
                                                                                    -------------
                                                                                    4,139,255,810
                                                                                    -------------
Banks - 3.8%
  Deutsche Bank Financial LLC (A-1+,
    P-1)
    1.03%                                            05/21/04        750,000          749,570,833
  Societe Generale N.A. (A-1+, P-1)
    1.04%                                            06/04/04        150,000          149,852,667
  Toronto-Dominion Holdings (A-1, P-1)
    1.02%                                            05/12/04         55,000           54,982,858
                                                                                    -------------
                                                                                      954,406,358
                                                                                    -------------

                                                                       PAR
                                                     MATURITY         (000)             VALUE
                                                    ----------     -----------     ---------------
COMMERCIAL PAPER (Continued)
Personal Credit Institutions - 2.5%
  General Electric Capital Corp. (A-1+,
    P-1)
    1.03%                                            05/10/04       $200,000        $ 199,948,500
    1.03%                                            06/08/04        100,000           99,891,278
    1.04%                                            06/10/04         75,000           74,913,333
    1.03%                                            06/17/04        225,290          224,987,049
                                                                                    -------------
                                                                                      599,740,160
                                                                                    -------------
Security Brokers & Dealers - 2.5%
  Bear Stearns & Co., Inc. (A-1, P-1)
    1.03%                                            06/02/04        200,000          199,816,889
  Citigroup Global Markets Holdings
    (A-1+, P-1)
    1.03%                                            05/27/04        400,000          399,702,444
                                                                                    -------------
                                                                                      599,519,333
                                                                                    -------------
TOTAL COMMERCIAL PAPER
  (Cost $6,292,921,661)                                                             6,292,921,661
                                                                                    -------------
MASTER NOTES - 2.9%
Security Brokers & Dealers
  Merrill Lynch Mortgage Capital, Inc.
    (A-1, P-1)(b)
    1.15%                                            05/03/04        310,250          310,250,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1, P-1)(b)
    1.17%                                            04/30/05        405,000          405,000,000
                                                                                    -------------
TOTAL MASTER NOTES
  (Cost $715,250,000)                                                                 715,250,000
                                                                                    -------------
VARIABLE RATE OBLIGATIONS - 30.1%
Asset Backed Securities - 1.9%
  Racers XL (A-1, P-1)
    1.10%(c)                                         10/22/04        111,000          111,000,000
  SMM Trust Series 2003G (A-1+, P-1)
    1.12%(c)                                         06/03/04        238,000          238,000,000
  SMM Trust Series 2003M (A-1+, P-1)
    1.11%(c)                                         12/15/04        110,000          110,000,000
                                                                                    -------------
                                                                                      459,000,000
                                                                                    -------------
Banks - 9.8%
  Bank of America N.A. (AA+, Aa1)
    1.05%(c)                                         06/17/04        350,000          350,000,000
    1.05%(c)                                         02/04/05        307,000          307,000,000
  Bank of New York Co. Inc. (A+, Aa3)
    1.09%(c)                                         04/27/05        125,000          125,000,000
  Bank of New York (AA-, Aa2)
    1.03%(c)                                         05/20/05         35,015           35,011,284
  Chase Manhatten Bank (A-1+, P-1)(b)
    1.06%(c)                                         07/07/04        175,000          175,000,000
  LP Pinewood Spv (Wachovia Bank N.A.
    LOC) (A-1, P-1)(b)
    1.10%(c)                                         05/07/04         50,000           50,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   TEMPFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                PAR
                                                            MATURITY           (000)             VALUE
                                                           ----------       -----------     ---------------
VARIABLE RATE OBLIGATIONS (Continued)
Banks (continued)
  National City Bank of Indiana (A-1, P-1)
    1.04%(c)                                                06/17/04        $  460,000       $ 459,988,091
  Wachovia Bank N.A. (A-1, P-1)
    1.30%(c)                                                06/03/04            75,000          75,015,698
    1.28%(c)                                                06/16/04            40,000          40,010,973
    1.05%(c)                                                11/02/04           297,000         297,000,000
  Wells Fargo Bank N.A. (AA, Aaa)
    1.04%(c)                                                06/17/04           282,000         282,000,000
    1.11%(c)                                                05/02/05           190,000         190,004,575
                                                                                             -------------
                                                                                             2,386,030,621
                                                                                             -------------
Federal Home Loan Bank Variable Rate Notes - 4.4%
    1.04%(c)                                                03/21/05           400,000         399,937,537
    1.00%(c)                                                09/08/05           250,000         249,812,910
    0.98%(c)                                                09/12/05           328,000         327,730,317
    0.99%(c)                                                10/03/05           100,000          99,933,811
                                                                                             -------------
                                                                                             1,077,414,575
                                                                                             -------------
Federal Home Loan Mortgage Corporation Variable Rate
  Notes - 2.5%
    1.10%(c)                                                10/07/05           220,000         220,000,000
    1.12%(c)                                                11/07/05           400,000         400,091,212
                                                                                             -------------
                                                                                               620,091,212
                                                                                             -------------
Federal National Mortgage Association Variable Rate
  Notes - 2.0%
    1.04%(c)                                                02/18/05           295,000         294,941,490
    0.99%(c)                                                09/06/05           200,000         199,839,239
                                                                                             -------------
                                                                                               494,780,729
                                                                                             -------------
Insurance - 1.0%
  ING Security Life Insurance (AA3, Aa)
    1.12%(c)                                                05/09/05           150,000         150,000,000
  Metlife Global Funding (AA, Aa2)
    1.24%(c)                                                04/08/05            10,000          10,014,850
    1.14%(c)                                                04/28/05            95,000          95,000,000
                                                                                             -------------
                                                                                               255,014,850
                                                                                             -------------
Municipal Bonds - 0.4%
  California Housing Finance Agency RB
    (Taxable Home Meeting Project)
    Series 1998 DN (A-1+, VMIG-1)
    1.07%(c)                                                05/07/04            36,500          36,500,000
  Hayes Brake Holdings RB Series 2003
    DN (National City Bank N.A. LOC)
    (A-1, P-1)(b)
    1.15%(c)                                                05/07/04            11,110          11,110,000


                                                                                PAR
                                                            MATURITY           (000)             VALUE
                                                           ----------       -----------     ---------------
VARIABLE RATE OBLIGATIONS (Continued)
Municipal Bonds (continued)
  North Carolina Medical Care
    Commission Hospital RB (Baptist
    Hospital Project) Series 2000 DN
    (Wachovia Bank N.A. LOC) (A-1,
    VMIG-1)
    1.09%(c)                                                05/07/04        $    1,300       $   1,300,000
  Texas GO (Veterans Housing Assesment
    Project) Series 1999A-2 DN (A-1+,
    VMIG-1)
    1.07%(c)                                                05/07/04            43,100          43,100,000
                                                                                             -------------
                                                                                                92,010,000
                                                                                             -------------
Personal Credit Institutions - 2.2%
  General Electric Capital Corp. (AAA,
    Aaa)
    1.26%(c)                                                09/15/04            20,000          20,015,691
    1.25%(c)                                                02/03/05           130,000         130,177,236
    1.18%(c)                                                02/16/05           382,000         382,114,320
                                                                                             -------------
                                                                                               532,307,247
                                                                                             -------------
Security Brokers & Dealers - 5.9%
  Merrill Lynch Government Securities,
    Inc. (A+, Aa3)
    1.06%(c)                                                01/05/05           328,000         328,000,000
    1.22%(c)                                                04/11/05           459,000         459,344,317
  Morgan Stanley & Co., Inc. (A+, Aa3)
    1.39%(c)                                                12/13/04            96,000          96,197,182
    1.22%(c)                                                05/13/05           550,000         550,443,810
                                                                                             -------------
                                                                                             1,433,985,309
                                                                                             -------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $7,350,634,543)
                                                                                             7,350,634,543
                                                                                             -------------
MEDIUM TERM NOTES - 1.6%
Security Brokers & Dealers
  Goldman Sachs Group PN (A-1, P-1)
    1.21%
  (Cost $400,000,000)                                       05/18/04           400,000         400,000,000
                                                                                             -------------
TIME DEPOSITS - 5.0%
  Citibank N.A. (A-1+, P-1)
    9.90%
  (Cost $1,209,000,000)                                     05/03/04         1,209,000       1,209,000,000
                                                                                             -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    TEMPFUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                               PAR
                                                      MATURITY                (000)             VALUE
                                                    ------------          -------------    ----------------
REPURCHASE AGREEMENTS - 14.7%
J.P. Morgan Securities, Inc.
   0.83%                                              05/03/04               $200,000        $200,000,000
   (Agreement dated 04/30/04 to be
     repurchased at $200,013,833,
     collateralized by $207,161,000 Federal
     Home Loan Bank Discount Notes and
     Federal National Mortgage
     Association Medium Term Notes
     0.00% to 5.21% due from 05/03/04 to
     12/27/18. The value of the collateral is
     $206,000,822.)
Merrill Lynch Government Securities, Inc.
   1.02%                                              05/24/04(d)             500,000         500,000,000
   (Agreement dated 03/10/04 to be
     repurchased at $501,062,500,
     collateralized by $834,823,315 Federal
     Home Loan Mortgage Corporation
     Bonds and Federal National Mortgage
     Association Bonds 4.50% to 9.50%,
     due from 06/01/04 to 04/01/34. The
     value of the collateral is
     $515,002,323.)
Morgan Stanley & Co., Inc.
   1.03%                                              05/03/04                249,000         249,000,000
   (Agreement dated 04/30/04 to be
     repurchased at $249,021,373
     collateralized by $1,017,706,791
     Federal Home Loan Mortgage
     Corporation Adjustable Rate Mortgage
     Notes and Bonds, Federal National
     Mortgage Association Bonds, Discount
     Notes and Variable Rate Notes 0.00%
     to 12.00% due from 05/30/04
     to05/01/34. The value of the collateral
     is $258,087,610.)
Morgan Stanley & Co., Inc.
   1.04%                                              05/03/04                201,900         201,900,000
   (Agreement dated 04/30/04 to be
     repurchased at $201,917,498,
     collateralized by $825,200,807 Federal
     Home Loan Mortgage Corporation
     Adjustable Rate Mortgage Notes and
     Bonds, Federal National Mortgage
     Association Bonds, Discount Notes
     and Variable Rate Notes 0.00% to
     12.00% due from 05/30/04 to 05/01/34.
     The value of the collateral is
     $209,268,628.)

                                                                               PAR
                                                      MATURITY                (000)             VALUE
                                                    ------------          -------------    ----------------
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley & Co., Inc.
   1.06%                                              05/03/04               $142,000        $142,000,000
   (Agreement dated 04/30/03 to be
     repurchased at $142,012,543,
     collateralized by $580,378,973 Federal
     Home Loan Mortgage Corporation
     Adjustable Rate Mortgage Notes and
     Bonds, Federal National Mortgage
     Association Bonds, Discount Notes
     and Variable Rate Notes 0.00% to
     12.00% due from 05/30/04 to 05/01/34.
     The value of the collateral is
     $147,182,492.)
PNC Bank N.A.(e)
    0.76%                                             05/03/04                131,600         131,600,000
   (Agreement dated 04/30/04 to be
     repurchased at $131,608,335,
     collateralized by $300,000,000 Federal
     National Mortgage Association Bonds
     2.92% due 08/15/07. The value of the
     collateral is $303,468,000.)
UBS Securities LLC
   1.05%                                              05/03/04                150,000         150,000,000
   (Agreement dated 04/30/04 to be
     repurchased at $150,013,125,
     collateralized by $232,930,398 Federal
     Home Loan Mortgage Corporation
     Bonds and Federal National Mortgage
     Association Bonds 4.50% to 8.00% due
     from 11/01/11 to 03/01/34. The value
     of the collateral is $154,504,167.)
UBS Securities LLC
   1.06%                                              05/03/04                122,900         122,900,000
   (Agreement dated 04/30/04 to be
     repurchased at $122,910,856,
     collateralized by $246,956,139 Federal
     Home Loan Mortgage Corporation
     Bonds and Federal National Mortgage
     Association Bonds 5.00% to 11.00%
     due from 06/01/05 to 04/01/31. The
     value of the collateral is
     $126,591,849.)
UBS Securities LLC
   1.03%                                              05/26/04(d)             500,000         500,000,000
   (Agreement dated 04/21/04 to be
     repurchased at $500,500,694,
     collateralized by $1,533,425,715
     Federal Home Loan Mortgage
     Corporation Bonds, Federal National
     Mortgage Association Bonds and
     Strips 0.00% to 11.50% due from
     08/01/09 to 04/01/34. The value of the
     collateral is $515,004,020.)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    TEMPFUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                       PAR
                                                   MATURITY           (000)           VALUE
                                               ----------------    -----------   ----------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
  1.03%                                           06/18/04(d)        $500,000      $ 500,000,000
  (Agreement dated 03/10/04 to be
    repurchased at $501,430,556,
    collateralized by $1,818,952,391
    Federal National Mortgage
    Association Strips 0.00% due from
    07/01/18 to 01/01/34. The value of the
    collateral is $515,000,662.)
UBS Securities LLC
  1.03%                                           06/30/04(d)         200,000        200,000,000
  (Agreement dated 03/24/04 to be
    repurchased at $200,560,778,
    collateralized by Federal Home Loan
    Mortgage Corporation Bonds and
    Federal National Mortgage
    Association Bonds 4.50% to 8.00% due
    from 01/01/09 to 05/01/34. The value
    of the collateral is $ 206,000,128.)
UBS Securities LLC
  1.03%                                           06/30/04(d)         300,000        300,000,000
  (Agreement dated 03/25/04 to be
    repurchased at $300,832,583,
    collateralized by $529,484,786 Federal
    Home Loan Mortgage Corporation
    Bonds and Federal National Mortgage
    Association Bonds 4.00% to 8.50% due
    from 02/01/08 to 05/01/34. The value
    of the collateral is $309,001,862.)
UBS Securities LLC
  1.03%                                           06/30/04(d)         100,000        100,000,000
  (Agreement dated 03/25/04 to be
    repurchased at $100,277,528,
    collateralized by $149,860,000 Federal
    Home Loan Mortgage Corporation
    Bonds and Federal National Mortgage
    Association Bonds 5.00% to 6.00% due
    from 08/01/07 to 07/01/33. The value
    of the collateral is $103,003,457.)
UBS Securities LLC
  1.06%                                           06/30/04(d)         300,000        300,000,000
  (Agreement dated 04/05/04 to be
    repurchased at $300,759,667,
    collateralized by $421,331,751 Federal
    Home Loan Mortgage Corporation
    Bonds and Federal National Mortgage
    Association Bonds 4.50% to 7.50% due
    from 10/01/13 to 04/01/34. The value
    of the collateral is $309,001,832.)
                                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,597,400,000)                                                            3,597,400,000
                                                                                   -------------

                                                                      VALUE
                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $24,412,095,707(a))                            99.9%    $24,412,095,707
OTHER ASSETS IN EXCESS
   OF LIABILITIES                                        0.1%         24,195,249
                                                       -----     ---------------
NET ASSETS (Equivalent to
   $1.00 per share based on
   20,570,003,163
   Institutional Shares,
   3,437,241,938 Dollar
   Shares, 245,894,176 Cash
   Management Shares,
   365,652 Administration
   Shares, 176,849,033 Bear
   Stearns Shares and
   6,178,825 Bear Stearns
   Private Client Shares
   outstanding)                                        100.0%    $24,436,290,956
                                                       =====     ===============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($20,569,799,847/20,570,003,163)                                      $  1.00
                                                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   DOLLAR SHARE
   ($3,437,199,886/3,437,241,938)                                        $  1.00
                                                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   CASH MANAGEMENT SHARE
   ($245,895,925/245,894,176)                                            $  1.00
                                                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   ADMINISTRATION SHARE
   ($365,657/365,652)                                                    $  1.00
                                                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS SHARE
   ($176,850,816/176,849,033)                                            $  1.00
                                                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PRIVATE CLIENT SHARE
   ($6,178,825/6,178,825)                                                $  1.00
                                                                         =======

----------------------

(a) Aggregate cost for Federal tax purposes.
(b) Ratings reflect those of guarantor.
(c) Rates shown are the rates as of April 30, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d) Agreement has a putable option where principal and interest owed can be recovered through demand in seven days.
(e) Pursuant to an exemptive order TempFund may enter into overnight repurchase transactions with certain affiliated parties, which may include the PNC Financial Services Group, Inc.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    TEMPFUND
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                      TEMPFUND
                MATURITY INFORMATION
                   APRIL 30, 2004
                    (UNAUDITED)

    MATURITY                PAR            PERCENTAGE
----------------    ------------------    ------------
   1 - 30 Days        $14,992,912,000         61.4%
  31 - 60 Days          6,044,935,000         24.8
  61 - 90 Days          1,656,793,000          6.8
 91 - 120 Days            125,000,000          0.5
 Over 150 Days          1,592,295,000          6.5
                                             -----
                                             100.0
                                             =====

       Average Weighted Maturity - 44 days

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            BLACKROCK LIQUIDITY FUNDS
                                    TEMPCASH
                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2004
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                             PAR
                                                         MATURITY           (000)             VALUE
                                                        ----------       -----------     ---------------
AGENCY OBLIGATIONS - 7.6%
Federal Home Loan Bank Bonds - 3.0%
   3.38%                                                 06/15/04         $100,000        $ 100,263,733
   1.38%                                                 03/28/05          115,000          115,000,000
   1.42%                                                 04/04/05          127,000          127,000,000
                                                                                          -------------
                                                                                            342,263,733
                                                                                          -------------
Federal Home Loan Mortgage Corporation Bonds - 1.0%
   1.32%                                                 05/15/04            2,600            2,598,667
   1.29%                                                 03/23/05          115,000          115,000,000
                                                                                          -------------
                                                                                            117,598,667
                                                                                          -------------
Federal Home Loan Mortgage Corporation Discount
  Notes - 1.3%
   1.00%                                                 06/15/04          145,000          144,818,750
                                                                                          -------------
Federal National Mortgage Association Bonds - 2.3%
   5.62%                                                 05/14/04           51,787           51,864,866
   1.54%                                                 12/08/04          150,000          150,000,000
   1.62%                                                 12/08/04           55,000           55,000,000
                                                                                          -------------
                                                                                            256,864,866
                                                                                          -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $861,546,016)                                                                       861,546,016
                                                                                          -------------
CERTIFICATES OF DEPOSIT - 20.8%
Domestic - 5.8%
  Citibank N.A. (A-1+,P-1)
    1.04%                                                06/24/04           45,500           45,500,000
    1.04%                                                06/29/04           14,020           14,019,539
  State Street Bank & Trust Co. (A-1+,P-1)
    1.04%                                                06/22/04           60,000           60,000,000
  Washington Mutual Bank (A-2,P-1)
    1.06%                                                06/08/04          450,000          450,000,000
    1.06%                                                06/08/04          100,000          100,000,000
                                                                                          -------------
                                                                                            669,519,539
                                                                                          -------------
Euro Dollar - 4.6%
  Barclays Bank PLC (A-1+,P-1)
    1.36%                                                08/05/04          100,000           99,990,798
  DEPFA Bank Europe PLC (A-1+,P-1)
    1.14%                                                06/14/04          338,000          338,034,238
  KBC Bank N.V. (A-1,P-1)
    1.05%                                                05/28/04           92,000           92,000,689
                                                                                          -------------
                                                                                            530,025,725
                                                                                          -------------
Yankee Dollar - 10.4%
  Banco Santander Puerto Rico (A-1,P-1)
    1.05%                                                05/24/04           75,000           75,000,000
  Banque Nationale de Paribas Yankee
    (A-1+,P-1)
    1.48%                                                01/11/05          200,000          199,979,090
  Canadian Imperial Bank New York
    1.06%                                                05/28/04          141,500          141,499,491

                                                                             PAR
                                                         MATURITY           (000)             VALUE
                                                        ----------       -----------     ---------------
CERTIFICATES OF DEPOSIT (Continued)
Yankee Dollar (continued)
  Foreningssparbanken AB (Swedbank)
    (A-1,P-1)
    1.44%                                                03/01/05         $228,500        $ 228,471,543
  Fortis Bank (A-1+,P-1)
    1.38%                                                09/03/04           50,000           50,021,059
  Societe Generale (A-1+,P-1)
    1.44%                                                05/09/05          124,000          123,981,027
  Svenska Handelsbanken (A-1,P-1)
    1.28%                                                05/04/04          100,000           99,999,918
  UBS AG Stamford (A-1+,P-1)
    1.39%                                                08/05/04          160,000          159,995,771
  Westdeutsche Landesbank New York
    (A-1+,P-1)
    1.50%                                                01/10/05          102,000          101,982,305
                                                                                          -------------
                                                                                          1,180,930,204
                                                                                          -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $2,380,475,468)
                                                                                          2,380,475,468
                                                                                          -------------
COMMERCIAL PAPER - 12.0%
Asset Backed Securities - 8.8%
  Atomium Funding Corp. (A-1,P-1)
    1.05%                                                05/19/04           65,000           64,965,875
    1.05%                                                05/25/04           42,052           42,022,564
  Barton Capital Corp. (A-1+,P-1)
    1.04%                                                06/10/04           25,000           24,971,111
  Cafco LLC (A-1+,P-1)
    1.04%                                                06/17/04           75,000           74,898,167
    1.04%                                                06/28/04           98,000           97,835,796
  CRC Funding LLC (A-1+,P-1)
    1.04%                                                06/24/04           98,000           97,847,120
  Crown Point Capital Co. (A-1,P-1)
    1.04%                                                06/11/04           30,441           30,404,943
  Fairway Finance Co. LLC (A-1,P-1)
    1.04%                                                05/26/04           44,000           43,968,222
  Giro Funding U.S. Corp. (A-1+,P-1)
    1.04%                                                05/18/04           20,865           20,854,753
  Moat Funding LLC (A-1+,P-1)
    1.04%                                                06/22/04           32,000           31,951,929
  Regency Markets No. 1 LLC (A-1,P-1)
    1.05%                                                05/07/04           16,602           16,599,095
  Scaldis Capital LLC (A-1+,P-1)
    1.04%                                                05/25/04           62,240           62,196,847
  Sheffield Receivables Corp. (A-1+,P-1)
    1.04%                                                06/17/04           25,455           25,420,438
  Thames Asset Global Securitization
    (A-1,P-1)
    1.04%                                                05/07/04           23,084           23,079,999
    1.04%                                                05/20/04           30,772           30,755,110
    1.04%                                                05/21/04            7,315            7,310,774

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    TEMPCASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                          PAR
                                                       MATURITY          (000)              VALUE
                                                      ----------       ----------      ---------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
  Victory Receivables Corp. (A-1,P-1)
    1.05%                                              05/10/04         $ 75,716        $  75,696,125
    1.06%                                              05/12/04           40,544           40,530,867
    1.05%                                              05/18/04           59,619           59,589,439
    1.05%                                              05/19/04           87,517           87,471,054
  Yorktown Capital LLC (A-1+,P-1)
    1.04%                                              06/02/04           54,495           54,444,621
                                                                                        -------------
                                                                                        1,012,814,849
                                                                                        -------------
Banks - 0.7%
  Toronto-Dominion Holdings (A-1,P-1)
    1.04%                                              06/23/04           90,000           89,862,862
                                                                                        -------------
Canned, Frozen, Preserved Fruit - 0.3%
  Sara Lee Corp. (A-1,P-2)
    0.86%                                              05/24/04           30,000           29,979,875
                                                                                        -------------
Personal Credit Institutions - 1.3%
  General Electric Capital Corp. (A-1+,P-1)
    1.04%                                              06/10/04          146,373          146,203,859
                                                                                        -------------
Security Brokers & Dealers - 0.9%
  Citigroup Global Markets Holdings
    (A-1+,P-1)
    1.03%                                              06/15/04          100,000           99,871,250
                                                                                        -------------
TOTAL COMMERCIAL PAPER
  (Cost $1,378,732,695)                                                                 1,378,732,695
                                                                                        -------------
MASTER NOTES - 3.0%
Security Brokers & Dealers
  Merrill Lynch Mortgage Capital, Inc.
    (A-1,P-1)(b)
    1.15%                                              05/03/04          141,750          141,750,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1,P-1)(b)
    1.17%                                              04/30/05          202,000          202,000,000
                                                                                        -------------
TOTAL MASTER NOTES
  (Cost $343,750,000)                                                                     343,750,000
                                                                                        -------------
VARIABLE RATE OBLIGATIONS - 35.6%
Asset Backed Securities - 0.5%
  Racers XL (A-1,P-1)
    1.10%(c)                                           10/22/04           54,000           54,000,000
                                                                                        -------------
Banks - 13.8%
  Bank of America N.A. (AA+,Aa1)
    1.05%(c)                                           06/17/04          200,000          200,000,000
    1.05%(c)                                           02/04/05          206,000          206,000,000
  Bank of New York Co. (AA-,Aa2)
    1.03%(c)                                           05/20/05           13,920           13,918,523
  Bank of Nova Scotia (A+,Aa3)
    1.20%(c)                                           07/18/04           15,000           15,002,733
  Bank of Scotland New York (AA,Aa2)
    1.04%(c)                                           11/29/04           15,000           14,997,465

                                                                          PAR
                                                       MATURITY          (000)              VALUE
                                                      ----------       ----------      ---------------
VARIABLE RATE OBLIGATIONS (Continued)
Banks (continued)
  Banque Nationale de Paribas New York
    (A-1+,P-1)
    1.03%(c)                                           06/17/04         $250,000        $ 249,993,528
  Citigroup, Inc. (AA-,Aa1)
    1.20%(c)                                           02/07/05           90,000           90,086,757
  HBOS Treasury Services PLC (A-1+,P-1)
    1.10%(c)                                           04/22/05          150,000          150,000,000
  Natexis Banque (Aa3)
    1.07%(c)                                           12/13/04           50,000           49,999,661
  National City Bank of Indiana (A-1,P-1)
    1.04%(c)                                           06/17/04          420,000          419,989,127
  Toronto Dominion Bank (A-1,P-1)
    1.05%(c)                                           08/24/04           50,000           49,995,609
  Westpac Banking Corp. (Aa3)
    1.12%(c)                                           03/11/05          108,250          108,250,000
                                                                                        -------------
                                                                                        1,568,233,403
                                                                                        -------------
Federal Home Loan Bank Variable Rate Notes - 3.5%
  Federal Home Loan Bank Variable Rate
    Notes
    0.98%(c)                                           09/12/05          200,000          199,835,558
    0.99%(c)                                           10/03/05          200,000          199,867,623
                                                                                        -------------
                                                                                          399,703,181
                                                                                        -------------
Federal Home Loan Mortgage Corporation Variable Rate
  Notes - 2.6%
  Federal Home Loan Mortgage
    Corporation Variable Rate Notes
    1.10%(c)                                           10/07/05          100,000          100,000,000
    1.12%(c)                                           11/07/05          200,000          200,045,606
                                                                                        -------------
                                                                                          300,045,606
                                                                                        -------------
Federal National Mortgage Association Variable Rate
  Notes - 0.9%
  Federal National Mortgage Association
    Variable Rate Notes
    1.04%(c)                                           02/18/05          100,000           99,980,168
                                                                                        -------------
Insurance - 2.9%
  Allstate Life Global Funding II (AA,Aa2)
    1.12%(c)                                           05/16/05          100,000           99,999,999
  Allstate Life Insurance Co. (A-1+,P-1)
    1.24%(c)                                           05/03/04           50,000           50,000,000
  ING Security Life Insurance (AA,Aa3)
    1.30%(c)                                           04/28/05           61,500           61,602,593
  John Hancock Global Funding II (AA,Aa3)
    1.21%(c)                                           09/13/04           45,000           45,022,006
    1.26%(c)                                           09/27/04           49,500           49,534,918
  Metlife Global Funding (AA,Aa2)
    1.14%(c)                                           04/28/05           40,000           40,000,000
                                                                                        -------------
                                                                                          346,159,516
                                                                                        -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    TEMPCASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                         PAR
                                                       MATURITY         (000)             VALUE
                                                      ----------     -----------     ---------------
VARIABLE RATE OBLIGATIONS (Continued)
Life Insurance - 4.4%
  Monumental Life Insurance Co.
    (A-1+,P-1)
     1.26%(c)                                          05/09/05       $ 200,000       $ 200,000,000
  New York Life Insurance Co. (A-1+,P-1)
     1.20%(c)                                          04/13/05         300,000         300,000,000
                                                                                      -------------
                                                                                        500,000,000
                                                                                      -------------
Municipal Bonds - 1.0%
  California Housing Finance Agency RB
    (Multi-Family Housing Project) Series
    2000A AMT DN (A-1+,VMIG-1)
     1.12%(c)                                          05/07/04          19,890          19,890,000
  Daybreak Operations LLC Series 2002
    DN (U.S. Bank N.A. LOC) (A-1,P-1)(b)
     1.15%(c)                                          05/07/04              25              25,000
  New York State Housing Finance Agency
    RB (Victory Housing Project) Series
    2000B DN (KeyBank N.A. LOC)
    (VMIG-1)(b)
     1.07%(c)                                          05/07/04           7,770           7,770,000
  New York State Housing Finance Agency
    RB Series 2003B DN (VMIG-1)
     1.07%(c)                                          05/07/04          22,900          22,900,000
  North Carolina Housing Financing
    Authority RB Series 2002R II ROC175
    DN (VMIG-1)
     1.19%(c)                                          05/07/04           6,695           6,695,000
  Savannah College RB (Art & Design
    Project) Series 2004 DN
     1.10%(c)                                          05/07/04           8,000           8,000,000
  Shipley Group LP RB Series 2004 MB
    (VMIG-1)
     1.25%(c)                                          05/03/04          18,210          18,210,000
  Wisconsin State RB (MB & B Holdings
    LLC Project) DN (Marshall & Ilsley
    Bank LOC)
     1.20%(c)                                          05/07/04           7,130           7,130,000
     1.20%(c)                                          05/07/04           3,885           3,885,000
  Wisconsin State RB (North Square
    Associates LLP Project) DN (Marshall
    & Ilsley Bank LOC)
     1.20%(c)                                          05/07/04          15,000          15,000,000
                                                                                      -------------
                                                                                        109,505,000
                                                                                      -------------
Personal Credit Institutions - 1.9%
  General Electric Capital Corp. (AAA,Aaa)
     1.26%(c)                                          09/15/04          25,000          25,019,946
     1.18%(c)                                          02/16/05          92,000          92,024,563
     1.18%(c)
     05/09/05                                                           100,000          99,999,999
                                                                                      -------------
                                                                                        217,044,508
                                                                                      -------------

                                                                         PAR
                                                       MATURITY         (000)             VALUE
                                                      ----------     -----------     ---------------
VARIABLE RATE OBLIGATIONS (Continued)
Security Brokers & Dealers - 4.1%
  Merrill Lynch Government Securities,
   Inc. (A+,Aa3)
     1.06%(c)                                          01/05/05       $ 100,000       $ 100,000,001
     1.22%(c)                                          04/11/05         300,000         300,168,564
  Salomon Smith Barney Holdings
   (A-1,P-1)
     1.26%(c)                                          12/13/04          65,000          65,080,874
                                                                                      -------------
                                                                                        465,249,439
                                                                                      -------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $4,059,920,821)                                                               4,059,920,821
                                                                                      -------------
MUNICIPAL BONDS - 0.2%
California - 0.2%
  Oakland County GO Series 2004 TRAN
   (SP-1+,MIG-1)
     1.62%                                             05/01/05          25,000          25,070,413
                                                                                      -------------
TOTAL MUNICIPAL BONDS
  (Cost $25,070,413)                                                                     25,070,413
                                                                                      -------------
MEDIUM TERM NOTES - 2.4%
Security Brokers & Dealers
  Goldman Sachs Group, Inc. (A-1,P-1)
     1.23%
  (Cost $275,000,000)                                  05/18/04         275,000         275,000,000
                                                                                      -------------
TIME DEPOSITS - 9.5%
  KeyBank N.A. (A-1,P-1)
     1.00%
  (Cost $1,031,000,000)                                05/03/04       1,031,000       1,031,000,000
                                                                                      -------------
REPURCHASE AGREEMENTS - 4.4%
Morgan Stanley & Co., Inc.
     1.04%                                             05/03/04          60,000          60,000,000
  (Agreement dated 4/30/04 to be
    repurchased at $60,005,200,
    collateralized by $63,385,000 Federal
    Home Loan Mortgage Corporation
    Medium Term Notes and Federal
    National Mortgage Association
    Discount Notes 0.00% to 4.50% due
    from 09/08/04 to 12/16/10. The value
    of the collateral is $61,872,724.)
UBS Securities LLC
     1.05%                                             05/03/04          94,273          94,273,000
  (Agreement dated 4/30/04 to be
    repurchased at $94,281,249,
    collateralized by $152,522,966 Federal
    Home Loan Mortgage Corporation
    Bonds and Federal National Mortgage
    Association Bonds 5.50% to 6.50% due
    from 04/01/14 to 02/01/34. The value
    of the collateral is $97,101,478.)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   TEMPCASH
                      STATEMENT OF NET ASSETS (CONCLUDED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                                    PAR
                                                   MATURITY        (000)             VALUE
                                                  ----------     ---------      --------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
   1.06%                                           05/03/04       $144,470       $144,470,000
   (Agreement dated 4/30/04 to be
     repurchased at $144,482,762,
     collateralized by $310,635,000 Federal
     National Mortgage Association Bonds
     5.00% to 7.00% due from 11/01/13 to
     12/01/18. The value of the collateral is
     $148,806,915.)
UBS Securities LLC
   1.06%                                           06/30/04(d)     200,000        200,000,000
   (Agreement dated 4/02/04 to be
     repurchased at $200,524,111,
     collateralized by $235,163,157 Federal
     Home Loan Mortgage Corporation
     Bonds and Federal National Mortgage
     Association Bonds 5.00% to 6.00% due
     from 03/01/18 to 04/01/34. The value
     of the collateral is $206,000,789.)
                                                                              ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $498,743,000)                                                            498,743,000
                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $10,854,238,413(a))                                          95.5%    10,854,238,413
OTHER ASSETS IN EXCESS
OF LIABILITIES                                                         4.5%       509,007,193
                                                                     -----    ---------------
NET ASSETS (Equivalent to
   $1.00 per share based on
   10,864,284,355
   Institutional Shares,
   498,955,459 Dollar Shares,
   2,145 Bear Stearns
   Premier Select Shares and
   3,290 Bear Stearns
   Premier Shares
   outstanding)                                                      100.0%   $11,363,245,606
                                                                     =====    ===============


                                                                        VALUE
                                                                     -----------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($10,864,284,641/10,864,284,355)                                      $  1.00
                                                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   DOLLAR SHARE
   ($498,955,530/498,955,459)                                            $  1.00
                                                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SELECT SHARE
   ($2,145/2,145)                                                        $  1.00
                                                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SHARE
   ($3,290/3,290)                                                        $  1.00
                                                                         =======

----------------------

(a) Aggregate cost for Federal tax purposes.
(b) Ratings reflect those of guarantor.
(c) Rates shown are the rates as of April 30, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d) Agreement has a putable option where principal and interest owed can be recovered through demand in seven days.

                     TEMPCASH
               MATURITY INFORMATION
                  APRIL 30, 2004
                    (UNAUDITED)

   MATURITY                PAR              PERCENTAGE
--------------       ----------------      ------------
   1 - 30 Days        $5,255,381,000           48.4 %
  31 - 60 Days         3,245,034,000           29.9
  61 - 90 Days           903,250,000            8.3
 91 - 120 Days           160,000,000            1.5
121 - 150 Days            50,000,000            0.5
 Over 150 Days         1,241,500,000           11.4

                                              -----
                                              100.0
                                              =====

                      Average Weighted Maturity - 61 days

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           BLACKROCK LIQUIDITY FUNDS
                                    FEDFUND
                            STATEMENT OF NET ASSETS
                                 APRIL 30, 2004
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      PAR
                                                                 MATURITY            (000)             VALUE
                                                            -----------------    -------------    ---------------
AGENCY OBLIGATIONS - 62.9%
Federal Farm Credit Bank Variable Rate Notes - 6.8%
   0.97%(b)                                                     05/05/04           $ 33,000        $  32,999,930
   1.00%(b)                                                     02/07/05            150,000          149,982,640
                                                                                                   -------------
                                                                                                     182,982,570
                                                                                                   -------------
Federal Home Loan Bank Bonds - 7.1%
   1.06%                                                        05/03/04            100,000           99,994,111
   0.94%                                                        05/05/04              2,166            2,165,774
   3.38%                                                        05/14/04              3,995            3,997,838
   4.88%                                                        05/14/04              9,000            9,011,686
   7.12%                                                        05/14/04              4,885            4,894,932
   3.38%                                                        06/15/04              1,495            1,499,381
   1.45%                                                        01/11/05             15,000           15,003,033
   1.38%                                                        03/28/05             26,000           26,000,000
   1.42%                                                        04/04/05             15,000           15,000,000
   1.41%                                                        05/09/05             12,000           12,000,000
                                                                                                   -------------
                                                                                                     189,566,755
                                                                                                   -------------
Federal Home Loan Bank Variable Rate Notes - 16.7%
   0.96%(b)                                                     05/27/04             65,000           64,997,907
   0.97%(b)                                                     07/06/04             20,000           19,999,083
   0.98%(b)                                                     08/25/04             60,000           59,993,301
   1.04%(b)                                                     03/21/05            102,000          101,984,072
   1.00%(b)                                                     09/08/05            102,000          101,923,667
   0.98%(b)                                                     09/12/05             50,000           49,958,890
   0.99%(b)                                                     10/03/05             50,000           49,966,906
                                                                                                   -------------
                                                                                                     448,823,826
                                                                                                   -------------
Federal Home Loan Mortgage Corporation Bonds - 5.8%
   5.00%                                                        05/15/04             12,452           12,470,579
   0.98%                                                        05/25/04              3,000            2,998,040
   6.72%                                                        05/28/04              4,000            4,016,170
   3.00%                                                        07/15/04             25,000           25,098,818
   4.50%                                                        08/15/04             10,000           10,094,633
   3.25%                                                        11/15/04             25,000           25,247,809
   1.46%                                                        11/17/04             25,000           25,000,000
   1.42%                                                        03/01/05             25,000           25,000,000
   1.29%                                                        03/23/05             29,000           29,000,000
                                                                                                   -------------
                                                                                                     158,926,049
                                                                                                   -------------
Federal National Mortgage Association Bonds - 1.2%
   5.62%                                                        05/14/04              1,000            1,001,642
   3.00%                                                        06/15/04             30,000           30,066,536
                                                                                                   -------------
                                                                                                      31,068,178
                                                                                                   -------------
Federal National Mortgage Association Discount
  Notes - 1.8%
   1.32%                                                        05/15/04              2,340            2,338,801
   1.19%                                                        08/20/04             20,000           19,926,617
   1.33%                                                        08/20/04             25,000           24,897,479
                                                                                                   -------------
                                                                                                      47,162,897
                                                                                                   -------------
Federal National Mortgage Association Variable Rate
  Notes - 21.6%
   1.00%(b)                                                     12/20/04            150,000          149,932,561

                                                                                     PAR
                                                                MATURITY            (000)             VALUE
                                                            ----------------    -------------    ---------------
AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Association Variable Rate Notes
  (continued)
   1.07%(b)                                                     01/28/05           $ 50,000        $  49,981,114
   1.04%(b)                                                     02/18/05            100,000           99,983,597
   1.04%(b)                                                     03/23/05            100,000           99,986,531
   1.03%(b)                                                     06/09/05             50,000           49,995,569
   0.98%(b)                                                     08/29/05             50,000           49,968,255
   0.99%(b)                                                     09/06/05             80,000           79,935,696
                                                                                                   -------------
                                                                                                     579,783,323
                                                                                                   -------------
Student Loan Marketing Association Bonds - 1.9%
   5.00%                                                        06/30/04             50,000           50,313,233
                                                                                                   -------------
TOTAL AGENCY OBLIGATIONS
 (Cost $1,688,626,831)                                                                             1,688,626,831
                                                                                                   -------------
REPURCHASE AGREEMENTS - 37.0%
Deutsche Bank Securities, Inc.
  1.03%                                                         06/01/04(c)         100,000          100,000,000
  (Agreement dated 04/02/04 to be
    repurchased at $100,171,667,
    collateralized by $140,069,174 Federal
    Home Loan Mortgage Corporation
    Adjustable Rate Mortgage Notes and
    Federal National Mortgage
    Association Bonds 3.37% to 7.00% due
    from 11/01/18 to 03/01/34. The value
    of the collateral is$103,000,000.)
Goldman Sachs & Co.
  1.02%                                                         05/19/04(c)          75,000           75,000,000
  (Agreement dated 04/26/04 to be
    repurchased at $75,048,875,
    collateralized by $78,411,899 Federal
    National Mortgage Association Bonds
    5.50% due 02/01/34. The value of the
    collateral is $77,250,001.)
Morgan Stanley & Co., Inc.
  1.03%                                                         05/03/04            200,000          200,000,000
  (Agreement dated 04/30/04 to be
    repurchased at $200,017,167,
    collateralized by $197,892,768 Federal
    Home Loan Bank Bonds and Discount
    Notes, Federal Home Loan Mortgage
    Corporation Discount Notes and
    Federal National Mortgage
    Association Medium Term Notes
    0.00% to 7.00% due from 05/03/04 to
    07/15/13.The value of the collateral is
    $206,189,278.)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    FEDFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                                           PAR
                                                      MATURITY            (000)               VALUE
                                                   --------------       ----------      ----------------
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley & Co., Inc.
   1.04%                                              05/03/04           $201,000        $  201,000,000
   (Agreement dated 04/30/04 to be
     repurchased at $201,017,420,
     collateralized by $198,882,232 Federal
     Home Loan Bank Bonds and Discount
     Notes, Federal Home Loan Mortgage
     Corporation Discount Notes and
     Federal National Mortgage
     Association Medium Term Notes
     0.00% to 7.00% due from 05/03/04 to
     07/15/13.The value of the collateral is
     $207,220,224.)
PNC Bank N.A.(d)
   0.76%                                              05/03/04             24,500            24,500,000
   (Agreement dated 04/30/04 to be
     repurchased at $24,501,557,
     collateralized by $100,000,000 Federal
     National Mortgage Association Bonds
     2.92% due 08/15/07. The value of the
     collateral is $101,156,000.)
UBS Securities LLC
   1.02%                                              05/03/04            100,000           100,000,000
   (Agreement dated 04/19/04 to be
     repurchased at $100,039,667,
     collateralized by $103,000,274 Federal
     National Mortgage Association Strips
     0.00% due from 01/01/33 to 07/01/33.
     The value of the collateral is
     103,000,274.)
UBS Securities LLC
   1.05%                                              05/03/04             69,000            69,000,000
   (Agreement dated 04/30/04 to be
     repurchased at $69,006,038,
     collateralized by $71,072,314 Federal
     National Mortgage Association Strips
     0.00% due from 05/01/29 to 07/01/33.
     The value of the collateral is
     $71,072,314.)
UBS Securities LLC
   1.02%                                              05/13/04(c)          75,000            75,000,000
   (Agreement dated 04/22/04 to be
     repurchased at $75,044,625,
     collateralized by $77,250,001 Federal
     National Mortgage Association Strips
     0.00% due from 05/01/29 to 12/01/33.
     The value of the collateral is
     $77,250,001.)
UBS Securities LLC
   1.03%                                              05/17/04(c)         100,000           100,000,000
   (Agreement dated 04/16/04 to be
     repurchased at $100,088,694,
     collateralized by $103,001,250 Federal
     National Mortgage Association Strips
     0.00% due from 04/01/33 to 12/01/33.
     The value of the collateral is
     $103,001,250.)

                                                                           PAR
                                                      MATURITY            (000)               VALUE
                                                    -------------       ----------      ----------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
   1.03%                                              05/26/04(c)        $ 50,000        $   50,000,000
   (Agreement dated 04/21/04 to be
     repurchased at $50,042,917,
     collateralized by $51,503,040 Federal
     National Mortgage Association Strips
     0.00% due 12/01/33. The value of the
     collateral is $51,503,040.)

                                                                                         --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $994,500,000)                                                                      994,500,000
                                                                                         --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $2,683,126,831(a))                                                  99.9%        2,683,126,831
OTHER ASSETS IN EXCESS
   OF LIABILITIES
                                                                              0.1%            2,920,256
                                                                         --------        --------------
NET ASSETS (Equivalent to
   $1.00 per share based on
   2,320,318,764 Institutional
   Shares, 341,730,384 Dollar
   Shares, 11,486,361 Cash
   Reserve Shares,
   12,480,037 Bear Stearns
   Shares, 2,146 Bear Stearns
   Premier Select Shares,
   2,235 Bear Stearns Private
   Client Shares and 3,041
   Bear Stearns Premier
   Shares outstanding)                                                      100.0%       $2,686,047,087
                                                                         ========        ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    FEDFUND
                      STATEMENT OF NET ASSETS (CONCLUDED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                                        VALUE
                                                                     -----------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($2,320,311,445/2,320,318,764)                                        $  1.00
                                                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   DOLLAR SHARE
   ($341,761,615/341,730,384)                                            $  1.00
                                                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   CASH RESERVE SHARE
   ($11,486,425/11,486,361)                                              $  1.00
                                                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS SHARE
   ($12,480,180/12,480,037)                                              $  1.00
                                                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SELECT SHARE
   ($2,146/2,146)                                                        $  1.00
                                                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PRIVATE CLIENT
   SHARE ($2,235/2,235)                                                  $  1.00
                                                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SHARE
   ($3,041/3,041)                                                        $  1.00
                                                                         =======

----------------------

(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of April 30, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c) Agreement has a putable option where principal and interest owed can be recovered through demand in seven days.
(d) Pursuant to an exemptive order FedFund may enter into overnight repurchase transactions with certain affiliated parties, which may include the PNC Financial Services Group, Inc.

                         FEDFUND
                  MATURITY INFORMATION
                     APRIL 30, 2004
                      (UNAUDITED)


    MATURITY                  PAR              PERCENTAGE
----------------       -----------------      ------------
   1 - 30 Days           $1,645,338,000           61.3%
  31 - 60 Days              665,495,000           24.8
  61 - 90 Days              145,000,000            5.4
 91 - 120 Days               55,000,000            2.1
 Over 150 Days              172,000,000            6.4
                                                 -----
                                                 100.0
                                                 =====

        Average Weighted Maturity - 40 days

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           BLACKROCK LIQUIDITY FUNDS
                                    MUNIFUND
                            STATEMENT OF NET ASSETS
                                 APRIL 30, 2004
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                          PAR
                                            MATURITY     (000)         VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS - 100.5%
Alabama - 4.3%
 Alabama Housing Finance Authority
   Multi-Family Housing RB (Rime
   Village Hoover Project) Series
   1996A DN (Federal National
   Mortgage Association Guaranty)
   (A-1+)
   1.17%(b)                                 05/07/04     $10,265     $10,265,000
 Columbia IDRB (Alabama Power Co.
   Project) Series 1995B DN (The
   Southern Co. Guaranty) (A-1,
   VMIG-1)
   1.10%(b)                                 05/07/04       3,000       3,000,000
 Columbia IDRB (Alabama Power Co.
   Project) Series 1999A DN (The
   Southern Co. Guaranty) (A-1,
   VMIG-1)
   1.10%(b)                                 05/07/04      10,000      10,000,000
 Eutaw Industrial Development Board
   PCRB (Southern Co. Project)
   Series 1998 DN (A-1, VMIG-1)
   1.10%(b)                                 05/03/04       5,200       5,200,000
 Jefferson County GO Warrants Series
   2001B DN (Morgan Guaranty Trust,
   Bayerische Landesbank
   Girozentrale SBPA) (A-1+, VMIG-1)
   1.10%(b)                                 05/07/04      44,555      44,555,000
                                                                     -----------
                                                                      73,020,000
                                                                     -----------
Alaska - 0.2%
 Matanuska-Susitna Borough RB
   (Wachovia Merlots Trust Receipts)
   Series 2001A-114 DN (Wachovia
   Bank N.A LOC) (A-1)
   1.15%(b)                                 05/07/04       3,185       3,185,000
                                                                     -----------
Arkansas - 1.1%
 Arkansas Housing Finance Authority
   RB (Baptist Health Project) Series
   1995 DN (MBIA Insurance) (A-1+)
   1.14%(b)                                 05/07/04      14,900      14,900,000
 University of Arkansas Regents RB
   Series 1998 DN (MBIA Insurance)
   (VMIG-1)
   1.14%(b)                                 05/07/04       3,900       3,900,000
                                                                     -----------
                                                                      18,800,000
                                                                     -----------
California - 7.6%
 California Affordable Housing Agency
   Multi-Family RB (Merrill Lynch
   P-Float Trust Receipts) Series
   2003 PT-2049 DN (Merrill Lynch &
   Co. Guaranty, Merrill Lynch Capital
   Services SBPA) (F-1+)
   1.17%(b)                                 05/07/04       4,995       4,995,000

                                                          PAR
                                            MATURITY     (000)         VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
California (continued)
 California Department of Water
   Resources Power Supply RB
   Series 2002B-5 DN (Westdeutsche
   Landesbank Girozentrale LOC)
   (A-1+, VMIG-1)
   1.08%(b)                                 05/03/04     $13,100     $13,100,000
 California GO (Municipal Securities
   Trust Receipts) Series 1997
   SGA-54 DN (AMBAC Insurance,
   Societe Generale SBPA) (A-1+)
   1.14%(b)                                 05/07/04       3,000       3,000,000
 California GO Series 2003A DN
   (Westdeutsche Landesbank
   Girozentrale LOC, J.P. Morgan
   Chase LOC) (A-1+, VMIG-1, F-1+)
   1.08%(b)                                 05/07/04       2,500       2,500,000
 California Health Facilities Financing
   Authority RB Series 1999 PA-587
   DN (Merrill Lynch Capital Services
   Guaranty) (A-1+)
   1.17%(b)                                 05/07/04       8,095       8,095,000
 California Infrastructure & Economic
   Development RB (Paul Getty
   Project) Series 2003A MB (A-1+,
   MIG-1)
   1.17%                                    05/01/04       5,000       5,000,000
 California Statewide Communities
   Development Authority
   Multi-Family RB (Merrill Lynch
   P-Float Trust Receipts) Series
   2000 PT-1268 DN (Merrill Lynch &
   Co. Guaranty) (A-1+)
   1.17%(b)                                 05/07/04      21,600      21,600,000
 Los Angeles County Water & Power
   RB (Power System Project) Series
   2002A-8 DN (Bayerische
   Landesbank Girozentrale LOC,
   Banque Nationale de Paribas LOC,
   Dexia Credit LOC, J.P. Morgan
   Chase LOC, Westdeutsche
   Landesbank Girozentrale SBPA)
   (A-1+, VMIG-1)
   1.14%(b)                                 05/07/04      10,300      10,300,000
 Los Angeles Wastewater Systems RB
   Series 2001A MB (FGIC Insurance)
   (A-1+, MIG-1, F-1+)
   1.15%                                    12/09/04       4,000       4,000,000
 Metropolitan Water District of
   Southern California Waterworks
   RB Series 1996A DN (AMBAC
   Insurance) (A-1+, VMIG-1)
   1.06%(b)                                 05/07/04      17,450      17,450,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNIFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                          PAR
                                            MATURITY     (000)         VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
California (continued)
 Orange County Transportation
   Authority Toll Road RB (Express
   Lanes Project) Series 2003B-1 DN
   (Kredietbank N.V. LOC) (A-1+,
   VMIG-1, F-1)
   1.05%(b)                                 05/07/04     $39,000    $ 39,000,000
                                                                    ------------
                                                                     129,040,000
                                                                    ------------
Colorado - 1.3%
 Colorado Educational & Cultural
   Facilities Authority RB (Denver
   Museum Project) Series 2001 DN
   (Bank One N.A. LOC) (A-1)
   1.11%(b)                                 05/07/04       1,800       1,800,000
 Colorado Educational & Cultural
   Facilities Authority RB (National
   Cable Television Center Project)
   Series 1999 DN (Wells Fargo Bank
   LOC) (A-1+)
   1.12%(b)                                 05/07/04       1,755       1,755,000
 Colorado Health Facilities Authority
   RB (Total Long-Term Care Project)
   Series 2002 DN (U.S. Bank N.A.
   LOC) (A-1+)
   1.09%(b)                                 05/07/04       5,935       5,935,000
 Colorado Housing & Finance
   Authority RB (Single Family
   Mortgage Project) Series 2003C-5
   MB (AIG Insurance Guaranty)
   (A-1+, MIG-1)
   1.13%                                    11/01/04       5,000       5,000,000
 East Cherry Creek Valley RB (Water
   & Sanitation Project) Series 2004
   DN (MBIA Insurance, Dexia Bank
   SPBA) (A-1+)
   1.02%(b)                                 05/07/04       3,500       3,500,000
 Pitkin County IDRB Series 1994A DN
   (Bank One N.A. LOC) (A-1+)
   1.10%(b)                                 05/03/04       4,600       4,600,000
                                                                    ------------
                                                                      22,590,000
                                                                    ------------
Connecticut - 1.5%
 Connecticut GO Series 2004C MB
   (AA, Aa3)
   1.25%                                    05/01/05      15,000      15,134,850
 Connecticut Housing Finance
   Authortiy RB (Housing Mortgage
   Finance Project) Series 2003F-1
   MB (SP-1+, MIG-1)
   1.15%                                    12/22/04       9,935       9,935,000
                                                                    ------------
                                                                      25,069,850
                                                                    ------------

                                                          PAR
                                            MATURITY     (000)         VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Delaware - 0.2%
 Delaware Economic Development
   Authority RB (St. Anne's Episcopal
   School Project) Series 2001 DN
   (Wilmington Trust Co. LOC) (A-1)
   1.25%(b)                                 05/07/04     $ 2,000    $  2,000,000
 University of Delaware RB Series
   2004A MB
   2.00%                                    11/01/04       1,185       1,191,194
                                                                    ------------
                                                                       3,191,194
                                                                    ------------
District of Columbia - 0.2%
 District of Columbia RB Series 2001
   DN (SunTrust Bank LOC) (VMIG-1)
   1.09%(b)                                 05/07/04       1,800       1,800,000
 District of Columbia Water & Sewer
   Authority Public Utilities RB Series
   2002A-64 DN (Wachovia Bank N.A.
   LOC) (VMIG-1)
   1.15%(b)                                 05/07/04       2,280       2,280,000
                                                                    ------------
                                                                       4,080,000
                                                                    ------------
Florida - 3.2%
 Broward County GO (Wachovia
   Merlots Trust Receipts) Series
   2004B-9 DN (Wachovia Bank N.A.
   LOC) (A-1)
   1.15%(b)                                 05/07/04       5,715       5,715,000
 Broward County Municipal Securities
   Trust Certificates RB (Bear
   Stearns Trust Receipts) Series
   2002 DN (FSA Insurance) (A-1)
   1.13%(b)(c)                              05/07/04      14,000      14,000,000
 Florida Board of Education GO (Eagle
   Tax Exempt Trust Receipts) Series
   2003A DN (Citibank SBPA) (A-1+)
   1.15%(b)                                 05/07/04       4,945       4,945,000
 Florida Housing Finance Corporation
   Multi-Family RB (Merrill Lynch
   P-Float Trust Receipts) Series
   2000 PT-1234 DN (Merrill Lynch
   Capital Services SBPA) (A-1C+)
   1.19%(b)                                 05/07/04      12,830      12,830,000
 Florida State Department of
   Environmental Protection RB
   (Morgan Stanley Trust Receipts)
   Series 2001-637 DN (MBIA
   Insurance) (A-1+)
   1.14%(b)                                 05/07/04       3,950       3,950,000
 Lee County Healthcare Facilities
   IDRB Series 1999 DN (Fifth Third
   Bank N.A. LOC)
   1.11%(b)                                 05/07/04       1,960       1,960,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNIFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                           PAR
                                            MATURITY      (000)        VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Florida (continued)
 Orange County Housing Finance
   Authority Multi-Family RB (Post
   Fountains at Lee Vista Project)
   Series 1997E DN (Federal National
   Mortgage Association Guaranty)
   (A-1+)
   1.09%(b)                                 05/07/04      $5,915     $ 5,915,000
 Palm Beach County RB (Morse
   Obligation Group Project) Series
   2003 DN (KeyBank N.A. LOC) (A-1)
   1.12%(b)                                 05/07/04       5,000       5,000,000
                                                                     -----------
                                                                      54,315,000
                                                                     -----------
Georgia - 2.3%
 Albany Dougherty County Housing
   Financial Authority RB (Phoebe
   Putney Memorial Hospital Project)
   Series 1996 DN (SunTrust Bank
   LOC) (A-1+, VMIG-1)
   1.09%(b)                                 05/07/04       3,700       3,700,000
 Appling County Development
   Authority PCRB (Oglethorpe Power
   Corp. Project) Series 2002 DN
   (A-1+)
   1.14%(b)                                 05/07/04       2,415       2,415,000
 Bibb County Methodist Home
   Development Authority RB Series
   2001 DN (SunTrust Bank LOC)
   (VMIG-1)
   1.09%(b)                                 05/07/04       3,220       3,220,000
 Clayton County Hospital Authority
   Anticipation Certificates RB Series
   1998B DN (SunTrust Bank LOC)
   1.09%(b)                                 05/07/04       1,940       1,940,000
 Cobb County Development Authority
   RB (Boy Scouts of America Atlanta
   Project) Series 2001 DN (SunTrust
   Bank LOC) (VMIG-1)
   1.09%(b)                                 05/07/04       3,000       3,000,000
 Cobb County Development Authority
   RB (Highland Park Associates
   Project) Series 1998 DN (SunTrust
   Bank LOC)
   1.09%(b)                                 05/07/04       3,350       3,350,000
 Dekalb County Housing Authority
   Multi-Family Housing RB
   (Clairmont Crest Project) Series
   1995 DN (Federal National
   Mortgage Association Guaranty)
   (A-1+, VMIG-1)
   1.09%(b)                                 05/07/04         400         400,000

                                                          PAR
                                            MATURITY     (000)         VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
 Floyd County Development Authority
   PCRB (Georgia Power Plant
   Hammond Project) Series 1996 DN
   (A-1, P-1)
   1.10%(b)                                 05/03/04      $8,980     $ 8,980,000
 Fulton County Development Authority
   RB (Epstein School Project) Series
   1997 DN (SunTrust Bank LOC)
   (Aa3)
   1.09%(b)                                 05/07/04       1,900       1,900,000
 Fulton County Development Authority
   RB (Trinity School Project) Series
   2001 DN (SunTrust Bank LOC)
   (VMIG-1)
   1.09%(b)                                 05/07/04       2,000       2,000,000
 Georgia Local Government
   Certificates RB Series 2002O DN
   (MBIA Insurance, Bank of America
   N.A. Liquidity Facility) (A-1+)
   1.17%(b)                                 05/07/04       1,310       1,310,000
 Gwinnett County Hospital Authority
   Revenue Anticipation Certificates
   Series 2002 DN (SunTrust Bank
   LOC) (A-1+)
   1.09%(b)                                 05/07/04       3,000       3,000,000
 La Grange Development Authority RB
   Series 2001 DN (SunTrust Bank
   LOC) (VMIG-1)
   1.15%(b)                                 05/07/04       1,000       1,000,000
 Macon-Bibb County Hospital
   Authority RB (The Medical Center
   of Central Georgia Project) Series
   1998 DN (SunTrust Bank LOC)
   (A-1+)
   1.09%(b)                                 05/07/04       3,000       3,000,000
                                                                     -----------
                                                                      39,215,000
                                                                     -----------
Hawaii - 1.2%
 Hawaii GO (Citibank Eagle Trust
   Receipts) Series 2002 DN (FSA
   Insurance) (A-1+)
   1.15%(b)                                 05/07/04       3,600       3,600,000
 Hawaii Municipal Securities Trust
   Certificates GO (Bear Stearns
   Municipal Trust Certificates) Series
   2002A DN (FSA Insurance) (A-1)
   1.13%(b)(c)                              05/07/04       9,990       9,990,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNIFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                          PAR
                                            MATURITY     (000)         VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Hawaii (continued)
 Hawaii Pacific Health Special
   Purpose RB (Department of
   Budget & Finance Project) Series
   2004B DN (Bank of Nova Scotia
   Liquidity Facility, Radian Asset
   Assurance Guaranty) (A-1+, F-1+)
   1.18%(b)                                 05/07/04     $ 6,100     $ 6,100,000
                                                                     -----------
                                                                      19,690,000
                                                                     -----------
Illinois - 9.7%
 Central Lake County Action Water
   Agency RB (Wachovia Merlots
   Trust Receipts) Series 2003B-18
   DN (MBIA Insurance, Wachovia
   Bank N.A. Liquidity Facility)
   (VMIG-1)
   1.15%(b)                                 05/07/04       4,995       4,995,000
 Chicago Board of Education GO
   (Wachovia Merlots Trust Receipts)
   Series 1999A-47 DN (FGIC
   Insurance, Wachovia Bank N.A.
   LOC) (A-1)
   1.15%(b)                                 05/07/04       3,090       3,090,000
 Chicago Board of Education
   Municipal Securities Trust
   Certificates RB (Bear Stearns
   Trust Receipts) Series 2001 DN
   (FSA Insurance, Bear Stearns
   Capital Markets Liquidity Facility)
   (A-1)
   1.13%(b)(c)                              05/07/04       4,695       4,695,000
 Chicago GO (Wachovia Merlots Trust
   Receipts) Series 2000W DN
   (AMBAC Insurance, Wachovia Bank
   N.A. Liquidity Facility) (VMIG-1)
   1.15%(b)                                 05/07/04       2,000       2,000,000
 Chicago GO Series 2003 MB
   (Landesbank Hessen-Thuringen
   Girozentrale LOC) (VMIG-1)
   1.05%                                    01/07/05      30,000      30,000,000
 Chicago O'Hare International Airport
   RB (Wachovia Merlot Trust
   Receipts) Series 2002A-25 DN
   (MBIA Insurance, Wachovia Bank
   N.A. Liquidity Facitility) (VMIG-1)
   1.15%(b)                                 05/07/04       5,315       5,315,000
 Chicago Park District RB (Citibank
   Eagle Trust Receipts) Series
   2002-1306 DN (FGIC Insurance,
   Citibank Liquidity Facility) (A-1+)
   1.15%(b)                                 05/07/04       5,345       5,345,000

                                                           PAR
                                            MATURITY      (000)        VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
 Chicago Sales Tax RB (Wachovia
   Merlots Trust Receipts) Series
   2000AAA DN (FGIC Insurance,
   Wachovia Bank N.A. Liquidity
   Facility) (VMIG-1)
   1.15%(b)                                 05/07/04     $ 5,000     $ 5,000,000
 Cook County Capital Improvement
   GO (Wachovia Merlot Trust
   Receipts) Series 2002C DN
   (AMBAC Insurance, Wachovia Bank
   N.A. Liquidity Facility) (VMIG-1)
   1.15%(b)                                 05/07/04       3,500       3,500,000
 Du Page County Municipal Securities
   Trust Certificates RB (Bear
   Stearns Trust Receipts) Series
   2001A DN (FSA Insurance, Bear
   Stearns SBPA) (A-1)
   1.13%(b)(c)                              05/07/04      15,970      15,970,000
 Illinois Dedicated Tax RB (Macon
   Trust Certificates) Series 2002N
   DN (AMBAC Insurance) (A-1+)
   1.19%(b)                                 05/07/04       2,935       2,935,000
 Illinois Development Finance
   Authority RB (Decatur Mental
   Health Center Project) Series 1997
   DN (First of America LOC)
   1.16%(b)                                 05/07/04       2,775       2,775,000
 Illinois Development Finance
   Authority RB (Fenwick High School
   Project) Series 2002 DN (Northern
   Trust LOC) (A-1+)
   1.08%(b)                                 05/07/04      12,200      12,200,000
 Illinois Educational Facility Authority
   RB (Aurora University Project)
   Series 2002 DN (Fifth Third Bank
   N.A. LOC) (VMIG-1)
   1.13%(b)                                 05/07/04       1,800       1,800,000
 Illinois GO (ABN-AMRO Munitops
   Trust Certificates) Series 2002-23
   MB (MBIA Insurance) (MIG-1)
   1.15%                                    06/18/04       6,200       6,200,000
 Illinois GO (Wachovia Merlots Trust
   Receipts) Series 2002 DN (MBIA
   Insurance, Wachovia Bank N.A.
   Liquidity Facility) (VMIG-1)
   1.15%(b)                                 05/07/04       3,685       3,685,000
 Illinois GO (Wachovia Merlots Trust
   Receipts) Series 2002 DN (MBIA
   Insurance, Wachovia Bank N.A.
   SBPA) (VMIG-1)
   1.15%(b)                                 05/07/04       2,495       2,495,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNIFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                          PAR
                                            MATURITY     (000)         VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
 Illinois Health Facilities Authority
   Municipal Securities Trust
   Certificates RB (Bear Stearns
   Trust Receipts) Series 2002 DN
   (MBIA Insurance, Bear Stearns
   Capital Markets Liquidity Facility)
   (A-1)
   1.13%(b)(c)                              05/07/04     $10,255    $ 10,255,000
 Illinois Health Facilities Authority RB
   (Evanston Hospital Project) Series
   2003 MB (A-1+, MIG-1)
   1.15%                                    09/30/04       3,000       3,000,000
 Illinois Health Facilities Authority RB
   (Helping Hand Rehabilitation
   Project) Series 2001 DN (Fifth
   Third Bank N.A. LOC)
   1.11%(b)                                 05/07/04       3,800       3,800,000
 Illinois Health Facilities Authority RB
   (Lutheran Home & Services
   Project) Series 2001 DN (M&T
   Bank Corp. LOC) (A-1+)
   1.12%(b)                                 05/07/04      10,900      10,900,000
 Illinois Health Facilities Authority RB
   (Northwestern Memorial Hospital
   Project) Series 1995 DN (A-1+,
   VMIG-1)
   1.10%(b)                                 05/03/04       4,500       4,500,000
 Illinois Regional Transportation
   Authority RB (Wachovia Merlots
   Trust Receipts) Series 2002A-24
   DN (Wachovia Bank N.A. LOC)
   (VMIG-1)
   1.15%(b)                                 05/07/04      12,730      12,730,000
 Lake County First Preservation
   District GO (Salomon Smith Barney
   Trust Receipts) Series 2003R ROC
   II DN (Citibank Liquidity Facility)
   (A-1+)
   1.15%(b)                                 05/07/04       2,000       2,000,000
 Peoria Heights Limited Obligation RB
   Series 2001 DN (National City
   Bank N.A. LOC)
   1.16%(b)                                 05/07/04       2,900       2,900,000
 University of Illinois Auxiliary
   Facilities System RB (Citibank
   Eagle Trust Receipts) Series 2000
   DN (MBIA Insurance) (VMIG-1)
   1.15%(b)                                 05/07/04       3,500       3,500,000
                                                                    ------------
                                                                     165,585,000
                                                                    ------------

                                                          PAR
                                            MATURITY     (000)        VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Indiana - 1.2%
 Gary Redevelopment District
   Economic Growth RB Series 2001A
   DN (American National Bank &
   Trust Co. LOC) (A-1)
   1.15%(b)                                 05/07/04     $   745    $    745,000
 Indiana Municipal Power Agency
   Power Supply System RB Series
   2000A DN (Toronto Dominion LOC)
   (A-1+, VMIG-1)
   1.10%(b)                                 05/07/04         500         500,000
 Indiana Municipal Securities Trust
   Certificates RB (Bear Stearns
   Municipal Trust Receipts) Series
   2001A DN (Bear Stearns Capital
   Markets Liquidity Facility) (A-1)
   1.13%(b)(c)                              05/07/04       6,000       6,000,000
 Indiana State Educational Facilities
   Authority RB (Wabash College
   Project) Series 2003 DN (Bank One
   N.A. LOC) (VMIG-1)
   1.11%(b)                                 05/07/04       2,700       2,700,000
 Porter County Industrial Jail Building
   Corporation RB (Wachovia Merlots
   Trust Receipts) Series 2001A-43
   MB (Wachovia Bank N.A. LOC)
   (A-1)
   1.10%                                    03/15/05       7,155       7,155,000
 Warren Township Vision 2005 School
   Building Corporation RB (Wachovia
   Merlots Trust Receipts) Series
   2001A-52 DN (Wachovia Bank N.A.
   LOC) (A-1)
   1.15%(b)                                 05/07/04       3,300       3,300,000
                                                                    ------------
                                                                      20,400,000
                                                                    ------------
Iowa - 1.6%
 Des Moines Commercial
   Development RB (Grand Office
   Park Project) Series 1985 DN
   (Principal Life Insurance Company
   Guaranty) (A-1+)
   1.23%(b)                                 05/07/04       6,000       6,000,000
 Iowa GO Series 2003 TRAN (SP-1+,
   MIG-1)
   2.00%                                    06/29/04       5,675       5,683,640
 Iowa Higher Education Loan
   Authority RB (Private College
   Project) Series 1985 DN (MBIA
   Insurance) (A-1+, VMIG-1)
   1.12%(b)                                 05/07/04       1,700       1,700,000
 Urbandale IDRB (Aurora Business
   Park Association Project) Series
   1985 DN (Principal Life Insurance
   Co. Guaranty) (A-1+)
   1.18%(b)                                 05/07/04       9,200       9,200,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNIFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                          PAR
                                            MATURITY     (000)         VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Iowa (continued)
 Urbandale IDRB (Meredith Drive
   Association Project) Series 1985
   DN (Principal Life Insurance Co.
   Guaranty) (A-1+)
   1.18%(b)                                 05/07/04     $ 5,500     $ 5,500,000
                                                                     -----------
                                                                      28,083,640
                                                                     -----------
Kentucky - 0.5%
 Fort Mitchell League of Cities RB
   (Funding Trust Lease Project)
   Series 2002A DN (U.S. Bank N.A.
   LOC) (VMIG-1)
   1.11%(b)                                 05/07/04       4,975       4,975,000
 Kentucky Housing Corporation Single
   Family Mortgage RB (Merrill Lynch
   P-Float Receipts) Series 2003
   PT-741 DN (FGIC Insurance, Trinity
   Plus Funding Guaranty) (VMIG-1)
   1.19%(b)                                 05/07/04         130         130,000
 Wickliffe PCRB Series 2001 DN
   (SunTrust Bank LOC) (A-1+,
   VMIG-1)
   1.09%(b)                                 05/07/04       4,250       4,250,000
                                                                     -----------
                                                                       9,355,000
                                                                     -----------
Louisiana - 0.3%
 Plaquemines Port Harbor & Terminal
   Distribution Port Facilities RB
   (Chevron Pipe Line Co. Project)
   Series 1984 MB (Chevron Texaco
   Guaranty) (AA, Aa2)
   1.00%                                    09/01/04       5,000       4,997,489
                                                                     -----------
Maine - 0.4%
 Maine GO Series 2003 MB
   1.50%                                    06/15/04       7,020       7,025,184
                                                                     -----------
Maryland - 0.4%
 Maryland Health & Higher Education
   Facilities Authority RB (Bear
   Stearns Municipal Securities Trust
   Receipts) Series 2003 SGA-143 DN
   (Societe Generale Liquidity Facility)
   (A-1+)
   1.12%(b)                                 05/07/04       5,000       5,000,000
 Montgomery County GO (Public
   Improvement Project) Series 2004
   MB
   3.00%                                    04/01/05       2,530       2,573,727
                                                                     -----------
                                                                       7,573,727
                                                                     -----------

                                                          PAR
                                            MATURITY     (000)         VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Massachusetts - 2.3%
 Commonwealth of Massachusetts GO
   (Wachovia Merlots Trust Receipts)
   Series 2002A-9 DN (FSA
   Insurance, Wachovia Bank N.A.
   SBPA) (A-1)
   1.12%(b)                                 05/07/04     $ 3,620     $ 3,620,000
 Massachusettes Development
   Finance Agency Multi-Family
   Housing RB (Carleton Willard
   Village Project) Series 2000 DN
   (Fleet National Bank LOC) (A-1)
   1.09%(b)                                 05/07/04      13,520      13,520,000
 Massachusetts Health & Educational
   Facilities Authority RB (Capital
   Assets Program Project) Series
   1985D DN (MBIA Insurance) (A-1+,
   VMIG-1)
   1.08%(b)                                 05/03/04       6,620       6,620,000
 Wellesley GO Series 2003 BAN
   (SP-1+, MIG-1)
   1.15%                                    06/03/04      15,000      15,001,999
                                                                     -----------
                                                                      38,761,999
                                                                     -----------
Michigan - 3.6%
 Detroit Sewer & Disposal Authority
   RB (Wachovia Merlots Trust
   Receipts) Series 2001A-112 DN
   (MBIA Insurance) (VMIG-1)
   1.15%(b)                                 05/07/04       2,445       2,445,000
 Garden City Hospital Finance
   Authority RB (Garden City Hospital
   Project) Series 1996A DN (National
   City Bank N.A. LOC) (A-1+)
   1.13%(b)                                 05/07/04       3,870       3,870,000
 Kalamazoo Education Authority RB
   (Friendship Vl Project) Series 1997
   DN (Fifth Third Bank N.A. LOC)
   (A-1+)
   1.08%(b)                                 05/07/04       3,750       3,750,000
 Michigan GO Series 2004A MB
   (SP-1+, MIG-1)
   2.00%                                    09/30/04      15,000      15,063,344
 Michigan Housing Development
   Authortity Limited Obligation RB
   Series 1985 DN (Bank One N.A.
   LOC) (VMIG-1)
   1.16%(b)                                 05/07/04      15,500      15,500,000
 Michigan Municipal Board Authority
   RB Series 2003B-1 MB (SP-1+)
   2.00%                                    08/20/04      20,000      20,058,836
                                                                     -----------
                                                                      60,687,180
                                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNIFUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                           PAR
                                            MATURITY      (000)         VALUE
                                           ----------  -----------  ------------
MUNICIPAL BONDS (Continued)
Minnesota - 5.3%
   Hennepin County GO Series 2000B
     DN (Landesbank
     Hessen-Thuringen Girozentrale
     LOC) (A-1C+, VMIG-1)
     0.97%(b)                               05/07/04     $ 5,140     $5,140,000
   Minneapolis & St. Paul Airport RB
     (Wachovia Merlots Trust Receipts)
     Series 2000A DN (FGIC Insurance)
     (VMIG-1)
     1.15%(b)                               05/07/04       4,995      4,995,000
   Minneapolis GO (Convention Center
     Project) Series 1999 DN
     (Bayerische Landesbank
     Girozentrale LOC) (A-1+, VMIG-1)
     0.97%(b)                               05/07/04       2,100      2,100,000
   Minneapolis GO (Guthrie Parking
     Ramp Project) Series 2003 DN
     (Dexia Credit Locale SBPA) (A-1+,
     VMIG-1)
     0.97%(b)                               05/07/04       2,100      2,100,000
   Minneapolis GO Series 1994A DN
     (Bayerische Landesbank
     Girozentrale LOC) (A-1+, VMIG-1)
     0.97%(b)                               05/07/04         135        135,000
   Minneapolis Public Library GO Series
     2003 DN (Dexia Credit SBPA)
     (A-1+, VMIG-1, F-1+)
     0.97%(b)                               05/07/04      23,900     23,900,000
   Minnesota GO (Salomon Smith
     Barney Trust Receipts) Series 1031
     ROC II DN (Citibank Liquidity
     Facility) (A-1+)
     1.15%(b)                               05/07/04       5,120      5,120,000
   Minnesota GO Series 2003 TRAN
     4.00%                                  08/01/04      27,125     27,334,254
   Minnesota Higher Education
     Facilities Authority RB (Carleton
     College Project) Series 2000G DN
     (Wells Fargo Bank LOC) (VMIG-1)
     0.97%(b)                               05/07/04       4,580      4,580,000
   Minnesota Public Facilities Authority
     Water PCRB (Wachovia Merlots
     Trust Receipts) Series 2002A DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.15%(b)                               05/07/04      14,735     14,735,000
                                                                    -----------
                                                                     90,139,254
                                                                    -----------
Mississippi - 1.8%
   Mississippi Development Bank
     Special Obligation RB
     (Correctional Facilities Project)
     Series 2002 DN (AMBAC
     Insurance, Amsouth Bank of
     Alabama SBPA) (A-1)
     1.19%(b)                               05/07/04       3,855      3,855,000

                                                           PAR
                                            MATURITY      (000)         VALUE
                                           ----------  -----------  ------------
MUNICIPAL BONDS (Continued)
Mississippi (continued)
   Mississippi Development Bank
     Special Obligation RB (Mississippi
     Bond Program Harrison County
     Project) Series 2003 DN (AMBAC
     Insurance, Banque Nationale de
     Paribas Liquidity Facility) (A-1+)
     1.19%(b)                               05/07/04     $ 9,000     $9,000,000
   Mississippi Development Bank
     Special Obligation RB (Mississippi
     Loan Programs Project) Series
     2003 DN (AMBAC Insurance,
     Banque Nationale de Paribas
     Liquidity Facility) (A-1)
     1.19%(b)                               05/07/04      11,000     11,000,000
   Mississippi Development Bank
     Special Obligation RB (Wachovia
     Merlots Trust Receipts) Series
     2001A-16 DN (AMBAC Insurance)
     (VMIG-1)
     1.15%(b)                               05/07/04       7,500      7,500,000
                                                                    -----------
                                                                     31,355,000
                                                                    -----------
Missouri - 0.4%
   Missouri State Board Public
     Buildings Special Obligation RB
     (Wachovia Merlots Trust Receipts)
     Series 2003A DN (Wachovia Bank
     N.A. LOC) (VMIG-1)
     1.15%(b)                               05/07/04       4,990      4,990,000
   Missouri State Development Finance
     Board Lease RB Series 1999 DN
     (TransAmerican Life Insurance)
     (A-1+)
     1.12%(b)                               05/07/04         700        700,000
   St. Louis County Multi-Family
     Housing IDRB (Heatherbrook
     Gardens Project) Series 2002 DN
     (U.S. Bank N.A. LOC)
     1.27%(b)                               05/07/04       1,765      1,765,000
                                                                    -----------
                                                                      7,455,000
                                                                    -----------
Nebraska - 0.6%
   American Public Energy Gas Supply
     Agency RB (Nebraska Public Gas
     Agency Project) Series 1998C MB
     (AMBAC Insurance) (AAA, Aaa)
     4.00%                                  09/01/04       3,000      3,030,301
   Omaha GO (Eagle Trust Receipts)
     Series 2004A DN (Citibank SBPA)
     (A-1+)
     1.15%(b)                               05/07/04       8,000      8,000,000
                                                                    -----------
                                                                     11,030,301
                                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNIFUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                           PAR
                                            MATURITY      (000)         VALUE
                                           ----------  -----------  ------------
MUNICIPAL BONDS (Continued)
Nevada - 0.8%
   Clark County School District
     Municipal Securities Trust
     Certificates RB (Bear Stearns
     Trust Receipts) Series 2001A DN
     (FSA Insurance) (A-1+)
     1.13%(b)(c)                            05/07/04     $ 7,980    $ 7,980,000
   Reno Capital Improvement RB
     (Municipal Securities Trust
     Certificates) Series 2002A DN
     (FGIC Insurance, Bear Stearns
     LOC) (A-1)
     1.13%(b)(c)                            05/07/04       6,000      6,000,000
                                                                    -----------
                                                                     13,980,000
                                                                    -----------
New Hampshire - 0.4%
   New Hamshire Health & Educational
     Facilities Authority RB (Southern
     New Hampshire Medical Center
     Project) Series 2004B DN (Radian
     LOC) (A-1+)
     1.19%(b)                               05/07/04       7,000      7,000,000
                                                                    -----------
New Jersey - 0.9%
   New Jersey Health Care Facilities
     Financing Authority RB (Merrill
     Lynch P-Float Trust Receipts)
     Series 2001 PT-1319 DN (AMBAC
     Insurance, Merrill Lynch Capital
     Services SBPA) (A-1)
     1.12%(b)                               05/07/04         600        600,000
   New Jersey Health Care Facilities
     Financing Authority RB (Monmouth
     County Medical Center Project)
     Series 1994C MB (FSA Insurance)
     (AAA, Aaa)
     6.25%                                  07/01/04       4,900      5,040,937
   New Jersey State Housing &
     Mortgage Finance Agency RB
     (Single Family Housing Project)
     Series 2004E MB
     1.00%                                  04/01/05       7,000      7,000,000
   New Jersey State Transportation
     Trust Fund Authority RB Series
     2002R-149 MB (AMBAC Insurance,
     Citibank Liquidity Facility) (MIG-1)
     1.20%                                  11/18/04       2,000      2,000,000
                                                                    -----------
                                                                     14,640,937
                                                                    -----------
New Mexico - 0.0%
   Farmington PCRB (Arizona Public
     Service Co. Four Corners Project)
     Series 1994B DN (Barclays Bank
     LOC) (A-1+, P-1)
     1.10%(b)                               05/03/04         200        200,000
                                                                    -----------

                                                           PAR
                                            MATURITY      (000)         VALUE
                                           ----------  -----------  ------------
MUNICIPAL BONDS (Continued)
New York - 13.4%
   City of New York GO Series 1993A-7
     DN (Morgan Guaranty Trust LOC)
     (A-1+, VMIG-1)
     1.09%(b)                               05/03/04     $ 1,400    $ 1,400,000
   City of New York GO Series 1994B-4
     DN (National Westminster Bank
     LOC) (A-1+, VMIG-1)
     1.08%(b)                               05/03/04       2,800      2,800,000
   City of New York GO Series 2004H-7
     DN (A-1, VMIG-1)
     1.09%(b)                               05/03/04      47,800     47,800,000
   City of New York Municipal Water
     Finance Authority RB (Wachovia
     Merlots Trust Receipts) Series
     2000D DN (Wachovia Bank N.A.
     LOC) (VMIG-1)
     1.11%(b)                               05/07/04      16,905     16,905,000
   City of New York Municipal Water
     Finance Authority RB (Water &
     Sewer System Project) Series
     1993B MB
     5.62%                                  06/15/04       4,590      4,662,100
   City of New York Municipal Water
     Finance Authority RB (Water &
     Sewer System Project) Series
     1994C DN (FGIC Insurance)
     (VMIG-1)
     1.08%(b)                               05/03/04       5,640      5,640,000
   City of New York Municipal Water
     Finance Authority RB (Water &
     Sewer System Project) Series
     1994G DN (FGIC Insurance) (A-1+,
     VMIG-1)
     1.09%(b)                               05/03/04         700        700,000
   City of New York Municipal Water
     Finance Authority Water & Sewer
     Systems RB Series 2001F-1 DN
     (Credit Locale de France LOC)
     (A-1+, VMIG-1)
     1.12%(b)                               05/03/04      29,400     29,400,000
   City of New York Transitional Finance
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2003B-35
     DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.11%(b)                               05/07/04       5,000      5,000,000
   Dormitory Authority of the State of
     New York RB (Glen Eddy, Inc.
     Project) Series 2000 DN (Fleet
     National Bank LOC) (A-1)
     1.07%(b)                               05/07/04       2,315      2,315,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNIFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                           PAR
                                            MATURITY      (000)         VALUE
                                           ----------  -----------  ------------
MUNICIPAL BONDS (Continued)
New York (continued)
   Dormitory Authority of the State of
     New York RB (Teresian Housing
     Corp. Project) Series 2003 DN
     (Lloyds Bank LOC) (A-1+)
     1.07%(b)                               05/07/04     $15,265     $15,265,000
   Dormitory Authority of the State of
     New York RB (Wachovia Merlots
     Trust Receipts) Series 2001A-30
     DN (AMBAC Insurance, Wachovia
     Bank N.A. SBPA) (VMIG-1)
     1.11%(b)                               05/07/04       2,985       2,985,000
   Dormitory Authority of the State of
     New York RB (Wachovia Merlots
     Trust Receipts) Series 2001A-65
     DN (MBIA Insurance, Wachovia
     Bank N.A. SBPA) (VMIG-1)
     1.11%(b)                               05/07/04       3,535       3,535,000
   Dormitory Authority of the State of
     New York RB (Wachovia Merlots
     Trust Receipts) Series 2003 DN
     (FGIC Insurance, Wachovia Bank
     N.A. SBPA) (VMIG-1)
     1.11%(b)                               05/07/04       4,995       4,995,000
   Long Island Power Authority GO
     TECP (J.P. Morgan Chase LOC)
     (A-1+)
     1.00%                                  06/15/04      13,300      13,300,000
   Metropolitan Transportation
     Authority GO TECP (ABN-AMRO
     Bank LOC) (A-1+, P-1)
     1.00%                                  08/06/04       5,000       5,000,000
   Metropolitan Transportation
     Authority RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2003R PA-1121 MB (MBIA
     Insurance, Merrill Lynch & Co.
     SBPA) (A-1)
     1.03%                                  03/10/05      10,000      10,000,000
   Metropolitan Transportation
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2000F DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.11%(b)                               05/07/04       5,000       5,000,000
   Metropolitan Transportation
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2002A-52
     DN (Wachovia Bank N.A. Liquidity
     Facility) (VMIG-1)
     1.11%(b)                               05/07/04       4,100       4,100,000
   New York GO Series 2003A-2 DN
     (Bank of America LOC) (A-1,
     VMIG-1)
     1.08%(b)                               05/07/04       2,200       2,200,000

                                                           PAR
                                            MATURITY      (000)         VALUE
                                           ----------  -----------  ------------
MUNICIPAL BONDS (Continued)
New York (continued)
   New York GO Series 2003A-3 DN
     (Banque Nationale de Paribas LOC)
     (A-1+, VMIG-1)
     1.07%(b)                               05/07/04     $ 3,500     $ 3,500,000
   New York GO Series 2003R
     ROC-II-251A DN (Citibank Liquidity
     Facility) (VMIG-1)
     1.16%(b)                               05/07/04      12,500      12,500,000
   New York Local Government
     Assistance Corporation RB Series
     1994B DN (Credit Suisse LOC)
     (A-1+, VMIG-1)
     1.06%(b)                               05/07/04       2,000       2,000,000
   New York State Environmental
     Facilities RB (Clean Water &
     Drinking Project) Series 2004R
     ROC-3016 DN (Citigroup Liquidity
     Facility)
     1.11%(b)                               05/07/04       1,865       1,865,000
   Triborough Bridge & Tunnel
     Authority Municipal Securities
     Trust Certificates RB (Bear
     Stearns Municipal Trust
     Certificates) Series 2002-210 DN
     (Bear Stearns Liquidity Facility)
     (A-1+)
     1.10%(b)(c)                            05/07/04       7,200       7,200,000
   Triborough Bridge & Tunnel
     Authority RB (ABN-AMRO
     Munitops Trust Certificates) Series
     2002-31 DN (MBIA Insurance,
     ABN-AMRO Bank N.A. SBPA)
     (VMIG-1)
     1.13%(b)                               05/07/04       5,000       5,000,000
   Triborough Bridge & Tunnel
     Authority RB (Citibank Eagle
     Tax-Exempt Trust Receipts) Series
     2003A DN (FGIC Insurance,
     Citibank Liquidity Facility) (A-1+)
     1.11%(b)                               05/07/04       4,000       4,000,000
   Triborough Bridge & Tunnel
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2003B-03
     DN (MBIA Insurance, Wachovia
     Bank N.A. Liquidity Facility)
     (VMIG-1)
     1.11%(b)                               05/07/04       8,985       8,985,000

                                                                    ------------
                                                                     228,052,100
                                                                    ------------
North Carolina - 2.7%
   Charlotte Certificates of Participation
     (Governmental Facilities Project)
     Series 2003F MB (A-1+, MIG-1)
     1.03%                                  06/01/04       8,400       8,400,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNIFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

 -------------------------------------------------------------------------------

                                                          PAR
                                            MATURITY     (000)         VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
 Guilford County Industrial Facilities &
   Pollution Recreational Facilities
   RB Series 2002 DN (Branch
   Banking & Trust Co. LOC) (VMIG-1)
   1.12%(b)                                 05/07/04     $ 2,245     $ 2,245,000
 North Carolina Capital Facilities
   Finance Agency Educational
   Facilities RB Series 2001 DN
   (Branch Banking & Trust Co. LOC)
   (VMIG-1)
   1.12%(b)                                 05/07/04       2,275       2,275,000
 North Carolina GO (Wachovia Merlots
   Trust Receipts) Series 2003A-23
   DN (Wachovia Bank N.A. SBPA)
   (A-1)
   1.15%(b)                                 05/07/04       6,300       6,300,000
 North Carolina Medical Care
   Commission Hospital RB (Baptist
   Hospital Project) Series 1992B DN
   (Wachovia Bank N.A. LOC) (A-1+,
   VMIG-1)
   1.09%(b)                                 05/07/04       1,100       1,100,000
 North Carolina Medical Care
   Commission Hospital RB (Park
   Ridge Hospital Project) Series 1988
   DN (NationsBank LOC) (A-1+)
   1.09%(b)                                 05/07/04       1,275       1,275,000
 North Carolina Medical Care
   Commission Retirement Facilities
   RB (Aldersgate Project) Series
   2001 DN (Branch Banking & Trust
   Co. LOC) (A-1)
   1.18%(b)                                 05/07/04       6,155       6,155,000
 North Carolina Medical Care
   Commission Retirement Facilities
   RB (Brookwood Project) Series
   2001C DN (Branch Banking &
   Trust Co. LOC) (A-1)
   1.18%(b)                                 05/07/04       4,500       4,500,000
 North Carolina Medical Care
   Community Hospital RB (Duke
   University Hospital Project) Series
   1985B DN (Wachovia Bank N.A.
   SBPA) (A-1+, VMIG-1)
   1.04%(b)                                 05/07/04         300         300,000
 North Carolina Municipal Power
   Agency RB (Catawba Electric Co.
   Project) Series 2003 DN (MBIA
   Insurance, Bank of New York
   SBPA) (A-1)
   1.13%(b)                                 05/07/04       2,600       2,600,000
 Wake County GO Series 2004A DN
   (Landesbank Hessen-Thuringen
   Girozentrale SBPA) (A-1+,
   VMIG-1, F-1+)
   1.13%(b)                                 05/07/04       5,000       5,040,624


                                                          PAR
                                            MATURITY     (000)         VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
 Winston-Salem Water & Sewer
   System RB Series 2002C DN
   (Credit Locale de France LOC)
   (A-1+, VMIG-1)
   1.10%(b)                                 05/07/04     $ 5,000     $ 5,000,000
                                                                     -----------
                                                                      45,190,624
                                                                     -----------
North Dakota - 0.3%
 Oliver County PCRB (Wachovia
   Merlots Trust Receipts) Series
   2003B-7 DN (AMBAC Insurance,
   Wachovia Bank N.A. Liquidity
   Facility) (VMIG-1)
   1.15%(b)                                 05/07/04       4,995       4,995,000
                                                                     -----------
Ohio - 6.1%
 Akron Income Tax RB (Community
   Learning Centers Project) Series
   2004A MB (FGIC Insurance,
   ABN-AMRO Bank N.V. SBPA) (A-1)
   1.09%                                    12/08/04       5,500       5,500,000
 Butler County Healthcare Facilities
   RB (University of Cincinatti
   Physicians LLC Project) Series
   2001 DN (Fifth Third Bank N.A.
   LOC)
   1.11%(b)                                 05/07/04       2,800       2,800,000
 Cambridge City Hospital Facilities
   Authority RB (Regional Medical
   Center Project) Series 2001 DN
   (National City Bank LOC) (VMIG-1)
   1.13%(b)                                 05/07/04       2,200       2,200,000
 Carroll County RB (Health Care
   Facilities Project) Series 2000 DN
   (National City Bank N.A. LOC)
   1.16%(b)                                 05/07/04         575         575,000
 City of Westerville GO (ABN-AMRO
   Munitops Trust Certificates) Series
   2001 DN (ABN-AMRO Bank N.V.
   SBPA) (VMIG-1)
   1.16%(b)                                 05/07/04       1,000       1,000,000
 Columbus GO Series 1996-1 DN
   (Westdeutsche Landesbank
   Girozentrale LOC) (A-1+, VMIG-1)
   1.04%(b)                                 05/07/04         225         225,000
 Franklin County Hospital Facilities
   RB (U.S. Health Corp. Project)
   Series 1996B DN (VMIG-1)
   1.09%(b)                                 05/07/04      17,160      17,160,000
 Hamilton County Electric System RB
   Series 2002A DN (FSA Insurance)
   (VMIG-1)
   1.10%(b)                                 05/07/04      24,636      24,636,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNIFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                           PAR
                                            MATURITY      (000)        VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
 Hamilton County Hospital Facilities
   RB (Children's Hospital Medical
   Center Project) Series 2000 DN
   (J.P. Morgan Chase LOC) (VMIG-1)
   1.10%(b)                                 05/07/04     $13,300    $ 13,300,000
 Hamilton County Hospital Facilities
   RB (Elizabeth Gamble Project)
   Series 2002A DN (Morgan
   Guaranty Trust LOC) (VMIG-1)
   1.10%(b)                                 05/07/04       6,000       6,000,000
 Lucas County Health Facilities
   Authority RB (Lutheran Homes
   Society Project) Series 1996 DN
   (Bank One N.A. LOC) (A-1+)
   1.08%(b)                                 05/07/04         900         900,000
 Montgomery County Catholic Health
   Initiatives RB Series 1997B DN
   (Morgan Guaranty Trust LOC)
   (A-1+, VMIG-1)
   1.06%(b)                                 05/07/04       1,200       1,200,000
 Ohio GO (Salomon Smith Barney
   Trust Receipts) Series 2003R-4015
   ROC II DN (Citigroup Global
   Markets Liquidity Facility) (VMIG-1)
   1.15%(b)                                 05/07/04       9,080       9,080,000
 Ohio Higher Education Facility RB
   (Ashland University Project) Series
   2004 DN (KeyBank N.A. LOC) (A-1)
   1.15%(b)                                 05/07/04       4,000       4,000,000
 University of Cincinatti RB Series
   2004B DN (AMBAC Insurance,
   Bayerische Landesbank
   Girozentrale SBPA) (A-1+, VMIG-1)
   1.10%(b)                                 05/07/04      10,000      10,000,000
 Warren County Healthcare Facilities
   RB (Otterbein Homes Project)
   Series 1998B DN (Fifth Third Bank
   N.A. LOC) (A-1+)
   1.12%(b)                                 05/07/04       1,020       1,020,185
 Washington County RB (Hospital
   Facilities Project) Series 2001 DN
   (Fifth Third Bank N.A. LOC)
   1.11%(b)                                 05/07/04       1,500       1,500,000
 Wood County Facilities Import Piping
   Industry RB Series 2001 DN
   (KeyBank N.A. LOC)
   1.17%(b)                                 05/07/04       2,880       2,880,000
                                                                    ------------
                                                                     103,976,185
                                                                    ------------
Oklahoma - 0.2%
 Oklahoma State Industrial Authority
   RB (Casady School Project) Series
   2001 DN (Bank One N.A. LOC)
   1.29%(b)                                 05/07/04       2,660       2,660,000
                                                                    ------------

                                                           PAR
                                            MATURITY      (000)        VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Oregon - 1.0%
 Oregon GO Series 2003 TAN (SP-1+,
   MIG-1)
   2.25%                                    11/15/04     $10,500    $ 10,566,315
 Oregon Health, Housing, Education &
   Cultural Facility Authority RB
   (Peacehealth Project) Series 1998
   DN (M&T Bank Corp. LOC) (A-1,
   VMIG-1)
   1.04%(b)                                 05/07/04       2,200       2,200,000
 Umitilla County Hospital Facility
   Authority RB (Catholic Health
   Project) Series 1997B DN
   (Bayerische Landesbank
   Girozentrale LOC) (A-1+, VMIG-1)
   1.11%(b)                                 05/07/04       3,720       3,720,000
                                                                    ------------
                                                                      16,486,315
                                                                    ------------
Pennsylvania - 4.1%
 Delaware Valley Industrial
   Development Authority RB
   (Citibank Eagle Trust Receipts)
   Series 2001 DN (AMBAC
   Insurance, Bank of New York
   SBPA) (A-1+)
   1.15%(b)                                 05/07/04       5,000       5,000,000
 Eastern Pennsylvania Industrial &
   Commercial Development
   Authority IDRB (Electronic Data
   System Project) Series 1993 DN
   (Wachovia Bank N.A. LOC)
   1.16%(b)                                 05/07/04       5,900       5,900,000
 Franklin County IDRB
   (Chambersburg Hospital Project)
   Series 2000 DN (AMBAC
   Insurance, Wachovia Bank N.A.
   SBPA) (A-1+)
   1.19%(b)                                 05/07/04       1,640       1,640,000
 Lancaster County Hospital Authority
   RB (Willow Valley Retirement
   Project) Series 2002A DN (National
   Westminster Bank LOC) (A-1)
   1.19%(b)                                 05/07/04      21,000      21,000,000
 Pennsylvania Higher Educational
   Facilities Authority Hospital RB
   (Merrill Lynch P-Float Trust
   Receipts) Series 2003 PT-802 DN
   (Merrill Lynch & Co. Guaranty)
   (A-1)
   1.19%(b)                                 05/07/04       7,580       7,580,000
 Pennsylvania State Turnpike RB
   Series 2002A-3 DN (Bayerische
   Landesbank Girozentrale LOC)
   (A-1+, VMIG-1)
   1.08%(b)                                 05/07/04         900         900,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNIFUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                          PAR
                                            MATURITY     (000)         VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
 Southeastern Pennsylvania
   Transportation Authority Municipal
   Securities Trust Certificates RB
   (Bear Stearns Municipal Trust
   Certificates) Series 2001-9016 DN
   (FGIC Insurance) (A-1)
   1.11%(b)(c)                              05/07/04     $11,575    $ 11,575,000
 Upper Merion Municipal Utility
   Authority RB Series 2003 DN
   (Commerce Bank N.A. LOC)
   (VMIG-1)
   1.12%(b)                                 05/07/04      15,540      15,540,000
                                                                    ------------
                                                                      69,135,000
                                                                    ------------
Puerto Rico - 0.8%
 Commonwealth of Puerto Rico
   Highway & Transportation
   Authority RB (Merrill Lynch
   P-Float Trust Receipts) Series
   2002 PT-1052 DN (Merrill Lynch
   Capital Services Liquidity Facility)
   (A-1)
   1.12%(b)                                 05/07/04       2,595       2,595,000
 Commonwealth of Puerto Rico
   Infrastructure Financing Authority
   Special Obligation Bonds
   (ABN-AMRO Munitops Trust
   Certificates) Series 2000A-17 MB
   (ABN-AMRO Bank N.V. SBPA)
   (MIG-1, F-1+)
   1.06%                                    09/22/04       5,900       5,900,000
 Puerto Rico Public Financing
   Corporation RB Series 2004-911
   DN (Morgan Stanley Group
   Liquidity Facility) (AAA, F-1+)
   1.12%(b)                                 05/07/04       5,500       5,500,000
                                                                    ------------
                                                                      13,995,000
                                                                    ------------
South Carolina - 1.0%
 Oconee PCRB (Duke Facilities
   Project) Series 1993 DN (Bank One
   N.A. LOC)
   1.11%(b)                                 05/07/04       7,000       7,000,000
 South Carolina Transitional
   Infrastructure RB Series 2002A DN
   (ABN-AMRO Bank N.V. LOC)
   (VMIG-1)
   1.18%(b)                                 05/07/04      10,475      10,475,000
                                                                    ------------
                                                                      17,475,000
                                                                    ------------

                                                          PAR
                                            MATURITY     (000)         VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Tennessee - 3.1%
 City of Chattanooga Health,
   Education & Housing Facility Board
   RB Series 1999 DN (Amsouth Bank
   of Alabama LOC) (A-1)
   1.24%(b)                                 05/07/04     $12,400     $12,400,000
 Cleveland IDRB (YMCA Chattan
   Project) Series 1999 DN (SunTrust
   Bank LOC)
   1.09%(b)                                 05/07/04       1,900       1,900,000
 Gallatin Industrial Development
   Board Educational Facilities RB
   (John Vianney School Project)
   Series 2002 DN (SunTrust Bank
   LOC) (VMIG-1)
   1.14%(b)                                 05/07/04       2,195       2,195,000
 Jackson Energy Authority RB (Gas
   System Project) Series 2002 DN
   (FSA Insurance) (VMIG-1)
   1.09%(b)                                 05/07/04         970         970,000
 Memphis General Improvement RB
   Series 1995A DN (Westdeutsche
   Landesbank Girozentrale LOC)
   (A-1+, VMIG-1)
   1.12%(b)                                 05/07/04         500         500,000
 Memphis GO Series 1995A DN
   (Westdeutsche Landesbank
   Girozentrale LOC) (A-1+, VMIG-1)
   1.12%(b)                                 05/07/04         200         200,000
 Metropolitan Government Nashville
   & Davidson County Health &
   Education Board RB (Belmont
   University Project) Series 1997 DN
   (SunTrust Bank LOC) (VMIG-1)
   1.09%(b)                                 05/07/04       3,200       3,200,000
 Metropolitan Government Nashville
   & Davidson County IDRB (Nashville
   Christian School Project) Series
   2003 DN (SunTrust LOC) (VMIG-1)
   1.14%(b)                                 05/07/04         500         500,000
 Metropolitan Government Nashville
   & Davidson County IDRB (Trevecca
   Nazarene Project) Series 2003 DN
   (SunTrust Bank LOC)
   1.09%(b)                                 05/07/04       5,500       5,500,000
 Metropolitan Government Nashville
   & Davidson County IDRB
   (Universtiy School Project) Series
   2002 DN (SunTrust Bank LOC)
   (VMIG-1)
   1.09%(b)                                 05/07/04       4,000       4,000,000
 Metropolitan Government Nashville
   & Davidson County IDRB
   (Vanderbilt University Project)
   Series 1985A MB (A-1+, MIG-1)
   1.05%                                    01/15/05       5,000       5,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNIFUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                           PAR
                                           MATURITY       (000)         VALUE
                                          ----------   -----------   -----------
MUNICIPAL BONDS (Continued)
Tennessee (continued)
   Montgomery County Public Building
     Authority Pooled Financing RB
     (Tennessee County Loan Pool
     Project) Series 1997 DN
     (NationsBank LOC) (VMIG-1)
     1.10%(b)                              05/07/04      $ 2,570     $ 2,570,000
   Shelby County GO Series 2003 TAN
     2.00%                                 06/30/04        8,000       8,013,628
   Shelby County Health Educational &
     Housing Authority RB Series 1994
     DN (Credit Suisse LOC) (A-1+)
     1.14%(b)                              05/07/04        5,000       5,000,000
   Washington County IDRB
     (Springbrook Properties Project)
     Series 1996 DN (SunTrust Bank
     LOC) (A-1+, VMIG-1)
     1.09%(b)                              05/07/04          900         900,000

                                                                     -----------
                                                                      52,848,628
                                                                     -----------
Texas--7.8%
   Austin Water & Wastewater System
     RB (Wachovia Merlots Trust
     Receipts) Series 2000 DN (MBIA
     Insurance) (VMIG-1)
     1.15%(b)                              05/07/04        2,490       2,490,000
   Collin County Housing Finance
     Corporation Multi-Family RB
     (Merrill Lynch P-Float Trust
     Receipts) Series 1999 PT-1160 DN
     (Merrill Lynch & Co. Guaranty,
     Merrill Lynch Capital Services
     Liquidity Facility) (A-1C+)
     1.17%(b)                              05/07/04        4,400       4,400,000
   Eagle Mountain & Saginaw
     Independent School District GO
     (Municipal Securities Trust
     Receipts) Series 2003 SGA-141 DN
     (PSF Guaranty, Societe Generale
     Liquidity Facility) (A-1+)
     1.12%(b)                              05/07/04        4,000       4,000,000
   Harris County RB (Salomon Smith
     Barney Trust Receipts) Series
     2002-1029 ROC II DN (FSA
     Insurance) (A-1+)
     1.15%(b)                              05/07/04        1,215       1,215,000
   Houston Water & Sewer RB (Stars
     Certificates Project) Series 2003
     DN (FSA Insurance) (VMIG-1)
     1.13%(b)                              05/07/04        1,595       1,595,000
   Lower Colorado River Authority RB
     (Wachovia Merlots Trust Receipts)
     Series 2000 DN (FSA Insurance,
     Wachovia Bank N.A. SBPA)
     (VMIG-1)
     1.15%(b)                              05/07/04        2,000       2,000,000

                                                           PAR
                                           MATURITY       (000)         VALUE
                                          ----------   -----------   -----------
MUNICIPAL BONDS (Continued)
Texas (continued)
   Northside Independent School
     District GO (School Building
     Project) Series 2003 MB (Bank of
     America N.A. SBPA) (A-1+, MIG-1,
     F-1+)
     1.02%                                 06/15/04      $ 6,000     $ 6,000,000
   San Antonio Electric & Gas RB Series
     2003 DN (Bank of America N.A.
     LOC) (A-1+)
     1.12%(b)                              05/07/04        7,000       7,000,000
   Texas A & M University RB (Salomon
     Smith Barney Trust Receipts)
     Series 2003R-4005 ROC II DN
     (Citibank Liquidity Facility)
     (VMIG-1)
     1.15%(b)                              05/07/04        4,995       4,995,000
   Texas GO Series 2003 TRAN (SP-1+,
     MIG-1)
     2.00%                                 08/31/04       64,800      64,989,986
   Texas State Housing Agency
     Multi-Family RB Series 2001 DN
     (Federal Home Loan Mortgage
     Corporation Guaranty) (A-1+)
     1.14%(b)                              05/07/04        3,895       3,895,000
   Texas Technology University
     Municipal Securities Trust
     Certificates RB (Bear Stearns
     Trust Receipts) Series 2002A DN
     (MBIA Insurance) (A-1)
     1.13%(b)(c)                           05/07/04       13,630      13,630,000
   University of Texas Permanent
     University Fund RB Series 2004
     ROCS-RR-II-6004 DN (Citibank
     N.A. Liquidity Facility) (A-1+)
     1.15%(b)                              05/07/04       10,680      10,680,000
   University of Texas RB (Wachovia
     Merlots Trust Receipts) Series
     2003B-14 DN (Wachovia Bank N.A.
     SBPA) (VMIG-1)
     1.13%(b)                              05/07/04        6,270       6,270,000
                                                                     -----------
                                                                     133,159,986
                                                                     -----------
Vermont - 0.5%
   Vermont Economic Development
     Authority RB (Green Mountain
     College Project) Series 2003A DN
     (Key Bank N.A. LOC)
     1.17%(b)                              05/07/04        7,775       7,775,000
                                                                     -----------
Virginia - 0.4%
   Commonwealth of Virginia
     Transportation Authority RB
     (Citibank Eagle Trust Receipts)
     Series 1999 DN (Citibank Liquidity
     Facility) (A-1+)
     1.15%(b)                              05/07/04        1,000       1,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNIFUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                           PAR
                                           MATURITY       (000)         VALUE
                                          ----------   -----------   -----------
MUNICIPAL BONDS (Continued)
Virginia (continued)
   Commonwealth of Virginia
     Transportation Board RB Series
     2000 SG-134 DN (Societe Generale
     LOC) (A-1C+)
     1.13%(b)                              05/07/04      $ 1,000     $1,000,000
   Fairfax County GO (Salomon Smith
     Barney Trust Receipts) Series
     2003R-4016 ROC II DN (Citigroup
     Global Markets Liquidity Facility)
     (VMIG-1)
     1.15%(b)                              05/07/04        3,405      3,405,000
   Virginia Public School Authority RB
     (Citigroup Global Markets Trust
     Receipts) Series 2003R-4050 ROC
     II DN (Citigroup Liquidity Facility)
     (A-1+)
     1.15%(b)                              05/07/04        2,000      2,000,000
                                                                     ----------
                                                                      7,405,000
                                                                     ----------
Washington - 4.0%
   King County GO (ABN-AMRO
     Munitops Trust Certificates) Series
     2001-1 DN (MBIA Insurance)
     (VMIG-1)
     1.18%(b)                              05/07/04        2,500      2,500,000
   King County School District
     Municipal Securities Trust
     Certificates RB (Highline Public
     Schools Project) Series 2002 DN
     (FGIC Insurance) (A-1)
     1.13%(b)(c)                           05/07/04       11,750     11,750,000
   Seattle GO (Bear Stearns Municipal
     Trust Receipts) Series 2003
     SGA-142 DN (Societe Generale
     LOC) (A-1+)
     1.12%(b)                              05/07/04        4,000      4,000,000
   Seattle Municipal Light & Power RB
     (Wachovia Merlots Trust Receipts)
     Series 2001A-56 DN (FSA
     Insurance, Wachovia Bank N.A.
     Liquidity Facility) (VMIG-1)
     1.15%(b)                              05/07/04        7,440      7,440,000
   Spokane County School District No.
     081 GO Series 2003R-4000 DN
     (FSA Insurance, Citibank Liquidity
     Facility) (VMIG-1)
     1.15%(b)                              05/07/04        3,590      3,590,000
   Washington GO (Motor Vehicle Fuel
     Tax Project) Series 2003B MB
     4.00%                                 07/01/04        4,895      4,919,783
   Washington GO (Piper Jaffray Trust
     Certificates) Series 2002G DN
     (Bank of New York LOC) (VMIG-1)
     1.17%(b)                              05/07/04        5,170      5,170,000

                                                           PAR
                                           MATURITY       (000)         VALUE
                                          ----------   -----------   -----------
MUNICIPAL BONDS (Continued)
Washington (continued)
   Washington GO (Wachovia Merlots
     Trust Receipts) Series 2002A-57
     DN (MBIA Insurance) (VMIG-1)
     1.15%(b)                              05/07/04      $ 7,340     $7,340,000
   Washington GO Series 2003A MB
     4.00%                                 07/01/04        6,645      6,678,644
   Washington GO Stars Certificates
     Series 2004-54 DN (Banque
     Nationale de Paribas LOC)
     (VMIG-1)
     1.13%(b)                              05/07/04        5,060      5,060,000
   Washington State Housing Financing
     Committee Non-Profit Housing RB
     (Emerald Heights Project) Series
     2003 DN (Bank of America N.A.
     LOC) (F-1+)
     1.05%(b)                              05/07/04       10,000     10,000,000
                                                                     ----------
                                                                     68,448,427
                                                                     ----------
Wisconsin - 1.8%
   Appleton Redevelopment Authority
     RB (Fox City Project) Series 2001B
     DN (Bank One N.A. LOC) (VMIG-1)
     1.18%(b)                              05/07/04        6,600      6,600,000
   Southeast Wisconsin Professional
     Baseball Park RB (Wachovia
     Merlots Trust Receipts) Series
     2000Y DN (MBIA Insurance,
     Wachovia Bank N.A. SBPA)
     (VMIG-1)
     1.15%(b)                              05/07/04        3,000      3,000,000
   Wisconsin State Health &
     Educational Facilities Authority RB
     (Edgewood College Project) Series
     1997 DN (Bank One N.A. LOC)
     1.23%(b)                              05/07/04        6,595      6,595,000
   Wisconsin State Health &
     Educational Facilities Authority RB
     (Oakwood Village Project) Series
     2000B DN (Marshall & Ilsley LOC)
     (A-1)
     1.12%(b)                              05/07/04        2,445      2,445,000
   Wisconsin State Health &
     Educational Facilities Authority RB
     (St. Joseph's Community Hospital
     Project) Series 2001 DN (Marshall
     & Ilsley LOC) (A-1)
     1.12%(b)                              05/07/04       11,200     11,200,000
                                                                     ----------
                                                                     29,840,000
                                                                     ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNIFUND
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                    VALUE
                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $1,711,908,020(a))                     100.5%          $1,711,908,020
LIABILITIES IN EXCESS OF
   OTHER ASSETS                                  (0.5)%             (8,775,995)
                                                -----           --------------
NET ASSETS (Equivalent to
   $1.00 per share based on
   1,564,043,139 Institutional
   Shares, 83,070,503 Dollar
   Shares, 28,209,624 Cash
   Management Shares,
   27,895,599 Bear Stearns
   Shares and 2,136 Bear
   Stearns Private Client
   Shares outstanding)                          100.0%          $1,703,132,025
                                                =====           ==============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($1,563,961,367/1,564,043,139)                                      $  1.00
                                                                       =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   DOLLAR SHARE
   ($83,064,225/83,070,503)                                            $  1.00
                                                                       =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   CASH MANAGEMENT SHARE
   ($28,209,037/28,209,624)                                            $  1.00
                                                                       =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS SHARE
   ($27,895,260/27,895,599)                                            $  1.00
                                                                       =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PRIVATE CLIENT SHARE
   ($2,136/2,136)                                                      $  1.00
                                                                       =======

----------

(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of April 30, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2004, the Fund held 7.0% of its net assets, with a current market value of $119,045,000, in securities restricted as to resale.

                                    MUNIFUND
                             MATURITY INFORMATION
                                APRIL 30, 2004
                                  (UNAUDITED)


     MATURITY               PAR           PERCENTAGE
------------------    ----------------   ------------
     1 - 30 Days       $1,356,511,185        79.3%
    31 - 60 Days           66,185,000         3.9
    61 - 90 Days           24,440,000         1.4
   91 - 120 Days           52,125,000         3.0
  121 - 150 Days           78,700,000         4.6
   Over 150 Days          132,805,000         7.8
                                            -----
                                            100.0
                                            =====

                      Average Weighted Maturity - 36 days
--------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           BLACKROCK LIQUIDITY FUNDS
                                    MUNICASH
                            STATEMENT OF NET ASSETS
                                 APRIL 30, 2004
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                           PAR
                                            MATURITY      (000)        VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS - 102.9%
Alabama - 3.5%
 Brundidge IDRB (Carter Brothers
   Project) Series 2001 AMT DN
   (Southtrust Bank LOC)
   1.29%(b)                                 05/07/04     $ 1,000     $ 1,000,000
 Columbia IDRB (Alabama Power Co.
   Project) Series 1995B DN (The
   Southern Co. Guaranty)
   (A-1,VMIG-1)
   1.10%(b)                                 05/07/04       2,300       2,300,000
 Columbia IDRB (Alabama Power Co.
   Project) Series 1998A AMT DN (The
   Southern Co. Guaranty)
   (A-1,VMIG-1)
   1.25%(b)                                 05/03/04       5,400       5,400,000
 Columbia IDRB (Alabama Power Co.
   Project) Series 1999A DN (The
   Southern Co. Guaranty)
   (A-1,VMIG-1)
   1.10%(b)                                 05/07/04      17,700      17,700,000
 Jefferson County GO Warrants Series
   2001B DN (Morgan Guaranty Trust,
   Bayerische Landesbank
   Girozentrale SBPA) (A-1+,VMIG-1)
   1.10%(b)                                 05/07/04      42,995      42,995,000
 Steele Industrial Development Board
   RB Series 2001 AMT DN
   (Southtrust Bank LOC)
   1.29%(b)                                 05/07/04       4,000       4,000,000
 Tuscaloosa IDRB Series 2000A AMT
   DN (Southtrust Bank LOC)
   1.34%(b)                                 05/07/04       1,480       1,480,000
                                                                     -----------
                                                                      74,875,000
                                                                     -----------
Alaska - 1.8%
 Alaska State International Airports
   RB Series 2003 PT-2061 DN (MBIA
   Insurance, Merrill Lynch & Co.
   SBPA)
   1.19%(b)                                 05/07/04       3,215       3,215,000
 Valdez Marine Terminal RB (Exxon
   Pipeline Co. Project) Series 1993A
   DN (Exxon Mobil Guaranty)
   (A-1+,VMIG-1)
   1.02%(b)                                 05/03/04      29,750      29,750,000
 Valdez Marine Terminal RB (Phillips
   Trasportation, Inc. Project) Series
   2002 MB (ConocoPhillips Co.
   Guaranty) (A-2,VMIG-2)
   1.47%                                    05/01/05       4,500       4,500,000
                                                                     -----------
                                                                      37,465,000
                                                                     -----------

                                                           PAR
                                            MATURITY      (000)         VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Arizona - 1.2%
 Cochise County Solid Waste Disposal
   PCRB (Arizona Electric Co-op
   Project) Series 1994A AMT MB
   (National Rural Utilities LOC)
   (A-1,MIG-1)
   1.00%                                    09/01/04     $11,600     $11,600,000
 Phoenix IDRB (Leggett & Platt Inc.
   Project) AMT DN (Wachovia Bank
   N.A. LOC)
   1.16%(b)                                 05/07/04       5,170       5,170,000
 Pima County Single Family Mortgage
   IDRB Series 2003 DN (Trinity
   Funding Guaranty)
   1.08%(b)                                 05/07/04       7,965       7,965,000
                                                                     -----------
                                                                      24,735,000
                                                                     -----------
Arkansas - 0.3%
 Arkansas Development Finance
   Authority RB (Waste Water
   Systems Project) Series 2004A MB
   (MBIA Insurance) (AAA)
   2.00%                                    12/01/04         935         939,666
 City of Blytheville IDRB (Nucor Corp.
   Project) Series 1998 AMT DN
   (A-1+,P-1)
   1.16%(b)                                 05/07/04       3,000       3,000,000
 Fort Smith Water & Sewer RB Series
   2004 MB (Aaa)
   2.00%                                    10/01/04       1,160       1,167,192
 Little Rock Waste Disposal RB Series
   2002 MB (MBIA Insurance)
   (AAA,Aaa)
   3.00%                                    05/01/04       1,080       1,080,000
 Pine Bluff School District No. 003 GO
   Series 2003 MB (AMBAC
   Insurance)
   2.50%                                    06/01/04         485         485,569
                                                                     -----------
                                                                       6,672,426
                                                                     -----------
California - 9.6%
 California Affordable Housing Agency
   Multi-Family RB (Merrill Lynch
   P-Float Trust Receipts) Series
   2003 PT-2049 DN (Merrill Lynch &
   Co. Guaranty, Merrill Lynch Capital
   Services SBPA) (F-1+)
   1.17%(b)                                 05/07/04       1,500       1,500,000
 California GO Series 2003A RAN
   (SP-1+,MIG-1,F-1+)
   2.00%                                    06/23/04       8,000       8,010,733
 California GO Series 2003A DN
   (Westdeutsche Landesbank
   Girozentrale LOC, J.P. Morgan
   Chase LOC) (A-1+,VMIG-1,F-1+)
   1.08%(b)                                 05/07/04       2,600       2,600,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                           PAR
                                            MATURITY      (000)        VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
California (continued)
 California Health Facilities Financing
   Authority RB Series 1999 PA-587
   DN (Merrill Lynch Capital Services
   Guaranty) (A-1+)
   1.17%(b)                                 05/07/04     $ 1,000    $  1,000,000
 California Housing Finance Agency
   RB Series 2001 DN (MBIA
   Insurance) (A-1+,VMIG-1)
   1.11%(b)                                 05/03/04      48,160      48,160,000
 California Statewide Communities
   Development Authority
   Multi-Family RB (Merrill Lynch
   P-Float Trust Receipts) Series
   2000 PT-1268 DN (Merrill Lynch &
   Co. Guaranty) (A-1+)
   1.17%(b)                                 05/07/04       2,400       2,400,000
 California Statewide Communities
   Development Authority
   Multi-Family RB (Merrill Lynch
   P-Float Trust Receipts) Series
   2001 PT-353 AMT DN (Merrill
   Lynch & Co. Guaranty) (A-1C+)
   1.23%(b)                                 05/07/04      11,140      11,140,000
 California Statewide Communities
   Development Authority
   Multi-Family RB (Merrill Lynch
   P-Float Trust Receipts) Series
   2003 PT-2001 AMT DN (Merrill
   Lynch & Co. Guaranty)
   1.23%(b)                                 05/07/04       2,500       2,500,000
 California Statewide Communities
   Development Authority
   Multi-Family RB (Parkwood
   Apartments Project) Series 2002
   PT-1375 AMT DN (Federal National
   Mortgage Association Guaranty)
   1.19%(b)                                 05/07/04       3,900       3,900,000
 California Statewide Community
   Development Authority RB (Biola
   University Project) Series 2002B
   DN (VMIG-1)
   1.10%(b)                                 05/07/04       1,000       1,000,000
 Los Angeles IDRB (P&C Poultry
   Distributors Project) Series 1998
   DN (Comercia Bank N.A. LOC)
   1.25%(b)                                 05/07/04       2,500       2,500,000
 Los Angeles Regulatory Airports
   Corporation Lease RB (Los
   Angeles International Lax Two
   Project) Series 1985 DN (Societe
   Generale LOC) (A-1)
   1.10%(b)                                 05/07/04      22,000      22,000,000
 Los Angeles Wastewater Systems RB
   Series 2001A MB (FGIC Insurance)
   (A-1+,MIG-1,F-1+)
   1.15%                                    12/09/04       4,000       4,000,000

                                                          PAR
                                            MATURITY     (000)         VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
California (continued)
 Metropolitan Water Distribution
   Southern California Waterworks
   RB Series 2000B-3 DN
   (Westdeutsche Landesbank
   Girozentrale LOC)
   (A-1+,VMIG-1,F-1+)
   1.08%(b)                                 05/03/04     $12,500    $ 12,500,000
 Metropolitan Water Distribution
   Southern California Waterworks
   RB Series 2003C-1 DN (Dexia
   Credit LOC) (A-1+,VMIG-1)
   1.06%(b)                                 05/07/04      40,800      40,800,000
 Metropolitan Water Distribution
   Southern California Waterworks
   RB Series 2003C-3 DN (Dexia
   Credit SBPA) (A-1+,VMIG-1)
   1.06%(b)                                 05/07/04      17,800      17,800,000
 San Diego Multi-Family Housing RB
   (Lusk Mira Mesa Apartments
   Project) Series 1985E DN (Federal
   Home Loan Bank LOC, Merrill
   Lynch Capital Services SBPA)
   (A-1+)
   1.13%(b)                                 05/07/04         200         200,000
 San Francisco City & County Airports
   Commission RB (International
   Airport Project) Series 2003
   PT-899 AMT DN (FSA Insurance,
   Merrill Lynch & Co. SBPA)
   1.19%(b)                                 05/07/04       2,380       2,380,000
 Southern California Home Finance
   Authority Single Family Mortgage
   RB Series 2003 PT-772 AMT DN
   (FGIC Insurance, Merrill Lynch &
   Co. SBPA)
   1.19%(b)                                 05/07/04       8,370       8,370,000
 Southern California Public Power
   Authority RB (Palo Verde Project)
   Series 1996B DN (A-1+,VMIG-1)
   1.06%(b)                                 05/07/04      12,200      12,200,000
                                                                    ------------
                                                                     204,960,733
                                                                    ------------
Colorado - 1.6%
 Colorado Health Facilities Authority
   Economic Development RB
   (Johnson Publishing Co. Project)
   Series 1999A AMT DN (Bank One
   N.A. LOC)
   1.28%(b)                                 05/07/04       2,010       2,010,000
 Colorado Housing & Finance
   Authority Multi-Family Housing RB
   (Huntersridge Project ) Series
   1996E DN (Federal National
   Mortgage Association Guaranty)
   (A-1+)
   1.08%(b)                                 05/07/04       1,000       1,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                          PAR
                                            MATURITY     (000)         VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Colorado (continued)
 Colorado Housing & Finance
   Authority RB (Single Family
   Mortgage Project) Series 2003 MB
   (AIG Insurance Guaranty)
   (AAA,MIG-1)
   1.18%                                    11/01/04     $ 4,000     $ 4,000,000
 Denver City & County Airport RB
   Series 2002A-61 AMT DN
   (Wachovia Bank N.A. LOC) (VMIG-1)
   1.20%(b)                                 05/07/04      11,020      11,020,000
 Denver City & County Airport RB
   Series 2003E DN (FGIC Insurance,
   Bank of New York LOC) (A-1+)
   1.16%(b)                                 05/07/04       2,300       2,300,000
 Denver City & County Airport RB
   Series 2003 PA-1186 AMT DN
   (AMBAC Insurance, Merrill Lynch
   & Co. Guaranty)
   1.19%(b)                                 05/07/04       2,490       2,490,000
 Denver City & County Airport RB
   Series 2003 PT-754 AMT DN (MBIA
   Insurance, Merrill Lynch & Co.
   SBPA)
   1.19%(b)                                 05/07/04       6,495       6,495,000
 Denver City & County Airport RB
   Series 2004 PT-2112 AMT DN (XL
   Capital Insurance, Westdeutsche
   Landesbank Girozentrale SBPA)
   1.19%(b)                                 05/07/04       2,535       2,535,000
 Denver City & County Airport RB
   Series 2004 PT-920 AMT DN (FSA
   Insurance, Merrill Lynch & Co.
   SBPA) (F-1+)
   1.19%(b)                                 05/07/04       1,500       1,500,000
 El Paso County GO (Harrison School
   District No. 2 Project) Series 1995
   MB
   7.05%                                    12/01/04       1,000       1,034,270
                                                                     -----------
                                                                      34,384,270
                                                                     -----------
Connecticut - 2.2%
 Connecticut Development Authority
   IDRB (Atlas Container LLC Project)
   Series 2003 AMT DN (LaSalle
   National Bank LOC)
   1.30%(b)                                 05/07/04       1,210       1,210,000
 Connecticut GO Series 1999A DN
   (Bayeriche Landesbank
   Gironzentrale LOC) (A-1+,VMIG-1)
   1.07%(b)                                 05/07/04         800         800,000
 Connecticut Housing Finance
   Authority RB (Mortgage Finance
   Project) Series 2003F-2 MB
   (SP-1+,MIG-1)
   1.20%                                    12/22/04       7,000       7,000,000

                                                          PAR
                                            MATURITY     (000)         VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Connecticut (continued)
 Connecticut State Health &
   Educational Facilities Authority RB
   (Yale University Project) Series
   2003X-3 DN (A-1+,VMIG-1)
   1.05%(b)                                 05/03/04     $38,900     $38,900,000
                                                                     -----------
                                                                      47,910,000
                                                                     -----------
District of Columbia - 0.2%
 Metropolitan Washington D.C. Airport
   Authority Systems RB Series 2003
   PT-1991 AMT DN (AIG Insurance
   Guaranty, Merrill Lynch & Co.
   SBPA) (F-1+)
   1.19%(b)                                 05/07/04       3,240       3,240,000
                                                                     -----------
Florida - 2.0%
 Greater Orlando Aviation Authority
   RB (Special Purpose Cessna
   Aircraft Project) Series 2001 AMT
   DN (Textron, Inc. Guaranty)
   (A-2,P-1)
   2.22%(b)                                 05/07/04       6,000       6,000,000
 Hillborough Aviation Authority RB
   Series 2003 PT-745 AMT DN (MBIA
   Insurance, Svenska Bank SBPA)
   (F-1+)
   1.19%(b)                                 05/07/04       2,500       2,500,000
 Jacksonville Economic Development
   Commission IDRB (Glasfloss
   Industries, Inc. Project) Series
   2002 AMT DN (Huntington National
   Bank LOC)
   1.20%(b)                                 05/07/04       2,130       2,130,000
 Lee County IDRB Series 1997 AMT
   DN (SunTrust Bank LOC)
   1.27%(b)                                 05/07/04       1,975       1,975,000
 Orange County Housing Finance
   Authority RB (Merrill Lynch
   P-Float Trust Receipts) Series
   2004 PT-2106 AMT DN (Merrill
   Lynch Capital Services SBPA)
   (VMIG-1)
   1.19%(b)                                 05/07/04       5,000       5,000,000
 Orange County Housing Finance
   Authority RB (Merrill Lynch
   P-Float Trust Receipts) Series
   2004 PT-918 DN (Trinity Funding
   Guaranty, Merrill Lynch Capital
   Services SBPA) (VMIG-1)
   1.19%(b)                                 05/07/04      10,000      10,000,000
 Orlando County Utilities Commission
   Water & Electric RB Series 2001
   MB
   4.00%                                    10/01/04       1,000       1,012,605

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNICASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                           PAR
                                            MATURITY      (000)         VALUE
                                           ----------  -----------  ------------
MUNICIPAL BONDS (Continued)
Florida (continued)
   Putnam County Development
     Authority PCRB (Seminole Electric
     Co-op Project) Series 1984D MB
     (A-1)
     1.12%                                  06/15/04     $ 9,450    $ 9,450,000
   Putnam County Development
     Authority PCRB (Seminole Electric
     Co-op Project) Series 2003H-4 MB
     (National Rural Utilities LOC) (A-1)
     1.00%                                  09/15/04       5,300      5,300,000
                                                                    -----------
                                                                     43,367,605
                                                                    -----------
Georgia - 2.7%
   Atlanta Airport RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2003 PT-901 AMT DN (FGIC
     Insurance, Merrill Lynch Captial
     Services SBPA)
     1.19%(b)                               05/07/04       6,175      6,175,000
   Clayton County Development
     Authority Special Facilities RB
     (Delta Airlines Project ) Series
     2000C AMT DN (General Electric
     Capital Corp. LOC) (A-2,VMIG-1)
     1.17%(b)                               05/07/04      15,000     15,000,000
   Cobb County Multi-Family Housing
     Authority RB Series 2003 PT-1963
     DN (Merrill Lynch & Co. Guaranty)
     1.23%(b)                               05/07/04      12,120     12,120,000
   De Kalb County RB (De Kalb Medical
     Center Project) Series 2003A RAN
     (AAA)
     2.00%                                  09/01/04         820        822,260
   Dooly County IDRB (Hamburg
     Enterprises Project) Series 2003
     AMT DN (Fifth Third Bank N.A.
     LOC)
     1.18%(b)                               05/07/04       1,000      1,000,000
   Floyd County Hospital Authority RB
     (Floyd Medical Center Project)
     Series 2003 MB (MBIA Insurance)
     (AAA)
     3.00%                                  07/01/04         520        521,594
   Gainesville Housing Authority RB
     Series 2003 PT-1985 DN (Merrill
     Lynch & Co. Guaranty)
     1.23%(b)                               05/07/04       3,470      3,470,000
   Gordon County IDRB (Aladdin
     Manufacturing Corp. Project)
     Series 1997A AMT DN (Wachovia
     Bank N.A. LOC)
     1.22%(b)                               05/07/04       1,000      1,000,000
   Gordon County IDRB (Aladdin
     Manufacturing Corp. Project)
     Series 1997B DN (Wachovia Bank
     N.A. LOC)
     1.22%(b)                               05/07/04       1,000      1,000,000

                                                           PAR
                                            MATURITY      (000)         VALUE
                                           ----------  -----------  ------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
   Griffin-Spalding County IDRB
     (Woodland Industries Project)
     Series 2000 AMT DN (Wachovia
     Bank N.A. LOC) (A-1+)
     1.21%(b)                               05/07/04     $ 2,150    $ 2,150,000
   Gwinnett County IDRB (Suzanna
     Project) Series 2001A AMT DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.21%(b)                               05/07/04       3,350      3,350,000
   Laurens County IDRB (Aladdin
     Manufacturing Corp. Project)
     Series 1997 AMT DN (Wachovia
     Bank N.A. LOC)
     1.22%(b)                               05/07/04       1,000      1,000,000
   Roswell Public Improvement GO
     Series 1995 MB
     5.45%                                  02/01/05       1,000      1,052,208
   Thomaston-Upson IDRB (Southern
     Mills Project) Series 1999 DN
     (Wachovia Bank N.A. LOC)
     1.21%(b)                               05/07/04       4,940      4,940,000
   Whitefield County Educational
     Development Authority RB
     (Aladdin Solid Waste Disposal
     Project) Series 1999 AMT DN
     (Wachovia Bank N.A. LOC)
     1.22%(b)                               05/07/04       3,100      3,100,000
                                                                    -----------
                                                                     56,701,062
                                                                    -----------
Hawaii - 1.0%
   Hawaii Airport Systems Municipal
     Securities Trust Certificates RB
     (Bigelow Project) Series 2001A
     AMT DN (FGIC Insurance, Bear
     Stearns SBPA) (A-1)
     1.16%(b)(c)                            05/07/04       8,800      8,800,000
   Hawaii Airport Systems RB Series
     2003 PT-830 DN (Merrill Lynch &
     Co. Guaranty)
     1.19%(b)                               05/07/04       2,230      2,230,000
   Hawaii Airports Systems RB Series
     1994 AMT MB (AMBAC Insurance)
     5.75%                                  07/01/04       2,275      2,338,460
   Hawaii Department of Budget &
     Finance RB Series 2003 PA-1224
     AMT DN (AMBAC Insurance,
     Merrill Lynch & Co. SBPA)
     (A-1,Aaa)
     1.18%(b)                               05/07/04       2,340      2,340,000
   Hawaii Department of Budget &
     Finance RB Series 2003 PA-1244
     AMT DN (AMBAC Insurance,
     Merrill Lynch & Co. SBPA) (F-1+)
     1.18%(b)                               05/07/04       2,500      2,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                           PAR
                                            MATURITY      (000)         VALUE
                                           ----------  -----------  ------------
MUNICIPAL BONDS (Continued)
Hawaii (continued)
   Hawaii Housing Finance &
     Development Corporation Single
     Family Mortgage RB Series
     2001A-15 AMT DN (Wachovia Bank
     N.A. LOC) (VMIG-1)
     1.20%(b)                               05/07/04     $2,465     $ 2,465,000
                                                                    -----------
                                                                     20,673,460
                                                                    -----------
Illinois - 2.3%
   Chicago IDRB (Goose Island Beer Co.
     Project) AMT DN (First Bank
     Systems, N.A. LOC)
     1.30%(b)                               05/07/04      1,400       1,400,000
   Chicago IDRB (Promise Candy
     Project) Series 2001 AMT DN
     (Lasalle National Bank LOC)
     1.21%(b)                               05/07/04      3,765       3,765,000
   Chicago O'Hare International Airport
     RB (Merrill Lynch P-Float Trust
     Receipts) Series 2003 PT-1993
     AMT DN (MBIA Insurance, Merrill
     Lynch Capital Services SBPA)
     (F-1+)
     1.19%(b)                               05/07/04      1,070       1,070,000
   Chicago O'Hare International Airport
     RB (Merrill Lynch P-Float Trust
     Receipts) Series 2004 PT-925 AMT
     MB (Merrill Lynch Capital Services
     SBPA)
     1.19%                                  07/01/04      4,025       4,025,000
   Chicago O'Hare International Airport
     RB (Merrill Lynch P-Float Trust
     Receipts) Series 2004 PT-933 AMT
     MB (Merrill Lynch Capital Services
     SPBA)
     1.25%                                  07/01/04      3,025       3,025,000
   Chicago O'Hare International Airport
     RB (Stars Certificates Banque
     Nationale de Paribas) Series
     2004-56 AMT DN (Banque
     Nationale de Paribas LOC)
     1.19%(b)                               05/07/04      4,445       4,445,000
   Chicago O'Hare International Airport
     RB (Wachovia Merlots Trust
     Receipts) Series 2001A-85 AMT DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.20%(b)                               05/07/04      5,645       5,645,000
   Cicero GO Series 2002 MB
     3.00%                                  12/01/04        225         227,441
   Elmhurst IDRB (Randall
     Manufacturing Project) Series 2002
     AMT DN (Lasalle National Bank
     LOC) (A-1+)
     1.29%(b)                               05/07/04      1,915       1,915,000

                                                           PAR
                                            MATURITY      (000)         VALUE
                                           ----------  -----------  ------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
   Harvard Multi-Family Housing RB
     (Northfield Court Project) Series
     1999 AMT DN (Lasalle National
     Bank LOC) (A-1+)
     1.29%(b)                               05/07/04     $7,350     $ 7,350,000
   Illinois Development Finance
     Authority IDRB (Big Bolt Corp.
     Project) Series 1996 AMT DN
     (ABN-AMRO Bank N.V. LOC)
     1.30%(b)                               05/07/04      2,700       2,700,000
   Illinois Development Finance
     Authority IDRB (Cano Packaging
     Corp. Project) Series 2001 AMT DN
     (Lasalle National Bank LOC)
     1.21%(b)                               05/07/04      2,390       2,390,000
   Illinois Development Finance
     Authority IDRB (Harbortown
     Industries Project) Series 2000A
     AMT DN (Lasalle National Bank
     LOC)
     1.30%(b)                               05/07/04      2,000       2,000,000
   Illinois Industrial Development
     Finance Authority RB (Mason Corp.
     Project) Series 2000A AMT DN
     (Lasalle National Bank LOC)
     1.30%(b)                               05/07/04      5,055       5,055,000
   Naperville Economic Development
     Authority RB (Independence
     Village Associates Project) Series
     1994 DN (National City Bank N.A.
     LOC)
     1.16%(b)                               05/07/04      1,755       1,755,000
   Springfield Community Improvement
     RB Series 2000 AMT DN (National
     City Bank N.A. LOC)
     1.26%(b)                               05/07/04        915         915,000
   Upper River Valley IDRB (Advanced
     Drainage System Project) Series
     2002 AMT DN (National City Bank
     N.A. LOC)
     1.21%(b)                               05/07/04      1,900       1,900,000
                                                                    -----------
                                                                     49,582,441
                                                                    -----------
Indiana - 2.5%
   Bremen IDRB (Universal Bearings,
     Inc. Project) Series 1996A AMT DN
     (KeyBank N.A. LOC) (A-1,P-1)
     1.27%(b)                               05/07/04      2,875       2,875,000
   Elkhart Economic Development RB
     (Jameson Inns, Inc. Project) AMT
     DN (Firstar Bank N.A. LOC)
     1.33%(b)                               05/07/04      2,920       2,920,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                           PAR
                                            MATURITY      (000)         VALUE
                                           ----------  -----------  ------------
MUNICIPAL BONDS (Continued)
Indiana (continued)
   Elkhart Industrial Multi-Family RB
     (Pedcor Investments Living LP
     Project) Series 2002A AMT DN
     (Federal Home Loan Bank
     Guaranty) (VMIG-1)
     1.20%(b)                               05/07/04     $ 8,000     $ 8,000,000
   Elkhart Industrial Multi-Family RB
     (Pedcor Investments Living LP
     Project) Series 2002B AMT DN
     (Federal Home Loan Bank
     Guaranty) (VMIG-1)
     1.10%(b)                               05/07/04         900         900,000
   Fort Wayne Economic Development
     Authority RB (Advanced Machine &
     Tool Project) Series 2001 AMT DN
     (National City Bank N.A. LOC)
     1.21%(b)                               05/07/04       2,070       2,070,000
   Huntingburg Multi-Family RB
     (Lincoln Village Apartments
     Project) Series 2000 AMT DN
     (Federal Home Loan Bank
     Guaranty)
     1.26%(b)                               05/07/04       2,350       2,350,000
   Indiana Development Finance
     Authority Economic Development
     RB (Saroyan Hardwoods, Inc.
     Project) Series 1994 AMT DN (Fifth
     Third Bank N.A. LOC)
     1.28%(b)                               05/07/04         950         950,000
   Indiana Development Finance
     Authority Economic Development
     RB (Timerland Resources Project)
     Series 2001 DN (Southtrust Bank
     LOC)
     1.29%(b)                               05/07/04         930         930,000
   Indiana Development Finance
     Authority IDRB (Enterprise Center
     II Project) Series 1992 AMT DN
     (Bank One N.A. LOC) (A-1)
     1.20%(b)                               05/07/04       3,000       3,000,000
   Indiana Economic Development
     Finance Authority RB (Morris
     Manufacturing & Sales Corp.
     Project) Series 2002 AMT DN
     (National City Bank N.A. LOC)
     1.21%(b)                               05/07/04       2,500       2,500,000
   Indiana Port Commission RB
     (Kosmos Cement Project) Series
     2000 AMT DN (Wachovia Bank N.A.
     LOC) (A-1+)
     1.26%(b)                               05/07/04       5,500       5,500,000
   Indianapolis Gas Utility RB Series
     1994A MB (Kredietbank N.V. LOC)
     (AAA,Aaa)
     5.88%                                  06/01/04       5,000       5,050,390

                                                           PAR
                                            MATURITY      (000)         VALUE
                                           ----------  -----------  ------------
MUNICIPAL BONDS (Continued)
Indiana (continued)
   Indianapolis IDRB (Public Import
     Board Project) Series 2003 PT-731
     AMT DN (FSA Insurance, Danske
     Bank LOC) (A-1)
     1.19%(b)                               05/07/04     $ 2,550     $ 2,550,000
   Jeffersonville Economic
     Development Authority RB
     (Scansteel Project) Series 1998
     AMT DN (National City Bank N.A.
     LOC)
     1.26%(b)                               05/07/04       1,200       1,200,000
   Orleans Economic Development RB
     (Almana LLC Project) Series 1995
     AMT DN (National City Bank N.A.
     LOC)
     1.30%(b)                               05/07/04       3,000       3,000,000
   Scottsburg Economic Development
     Authority RB (American Plastic
     Corp. Project) Series 2000 AMT DN
     (National City Bank N.A. LOC)
     1.26%(b)                               05/07/04       1,125       1,125,000
   South Bend Economic Development
     Authority RB (SGW Realty LLC
     Project) Series 1998 AMT DN
     (National City Bank N.A. LOC)
     1.26%(b)                               05/07/04       1,000       1,000,000
   St. Joseph County Industrial
     Economic Development RB
     (Midcorr Land Development LLC
     Project) Series 2002 DN (National
     City Bank N.A. LOC)
     1.21%(b)                               05/07/04       3,510       3,510,000
   Terre Haute Industrial Economic
     Development RB (Jameson Inns,
     Inc. Project) Series 1999 AMT DN
     (Firstar Bank N.A. LOC) (A-1C+)
     1.33%(b)                               05/07/04       3,310       3,310,000
                                                                     -----------
                                                                      52,740,390
                                                                     -----------
Iowa - 1.5%
   Dallas County IDRB (Sioux City Brick
     Project) Series 2000A AMT DN
     (First Bank Systems LOC)
     1.28%(b)                               05/07/04       1,000       1,000,000
   Iowa Finance Authority Economic
     Development RB (West Liberty
     Foods Project) Series 2002 DN
     (Bank One N.A. LOC)
     1.34%(b)                               05/07/04       3,210       3,210,000
   Iowa Finance Authority Retirement
     Community RB (Deerfield
     Retirement Community Project)
     Series 2003B DN (Lasalle National
     Bank LOC) (A-1)
     1.09%(b)                               05/07/04      15,000      15,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)


--------------------------------------------------------------------------------

                                                           PAR
                                            MATURITY      (000)        VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Iowa (continued)
  Iowa GO Series 2003 TRAN
    (SP-1+,MIG-1)
    2.00%                                  06/29/04     $ 6,000      $ 6,009,134
  Urbandale IDRB (Interstate Acres LP
    Project) Series 1994 DN (Principle
    Mutual Life Insurance Guaranty)
    1.40%(b)                               05/07/04       6,000        6,000,000
  West Burlington IDRB (Borghi
    Oilhydraulic Project) Series 2001A
    AMT DN (Bank One N.A. LOC)
    1.28%(b)                               05/07/04         975          975,000
                                                                     -----------
                                                                      32,194,134
                                                                     -----------
Kansas - 0.5%
  Johnson County GO (Universal
    School District No. 233 Project)
    Series 2002A MB
    3.00%                                  09/01/04       1,000        1,006,875
  Johnson County Public Building
    Common Lease Purchase RB
    Series 2003A MB (AA+,Aa2)
    2.38%                                  09/01/04       1,000        1,004,288
  Kansas Department of
    Transportation Highway RB Series
    2002C-3 DN (Dexia Bank LOC,
    Landesbank Hessen-Thuringen
    Girozentrale LOC) (AA2,VMIG-1)
    1.07%(b)                               05/07/04       2,500        2,500,000
  Shawnee Private Activity RB
    (Simmons Co. Project) AMT DN
    (SunTrust Bank LOC)
    (A-1+,VMIG-1)
    1.17%(b)                               05/07/04       2,185        2,185,000
  Topeka Utility RB Series 2004 MB
    2.00%                                  08/01/04         905          907,158
  Wichita Airport Flight Safety RB
    Series 1990A AMT DN (Berkshire
    Hathaway, Inc. Guaranty)
    (AAA,VMIG-1)
    1.16%(b)                               05/07/04       3,500        3,500,000
                                                                     -----------
                                                                      11,103,321
                                                                     -----------
Kentucky - 2.8%
  Boyd County Sewer & Solid Waste RB
    (Air Products & Chemicals Project)
    Series 2003 AMT DN
    1.16%(b)                               05/07/04       1,275        1,275,000
  City of Wilder Industrial Building RB
    (Saratoga Investments LP Project)
    Series 1998 AMT DN (Fifth Third
    Bank N.A. LOC)
    1.28%(b)                               05/07/04       1,225        1,225,000

                                                           PAR
                                            MATURITY      (000)        VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Kentucky (continued)
  Clark County PCRB (Eastern
    Kentucky Power Project) Series
    1984J-2 MB (National Rural
    Utilities Guaranty) (A-1,MIG-1)
    1.08%                                  10/15/04     $ 3,300      $ 3,300,000
  Dayton IDRB (Ramkat Enterprise
    Project) Series 2001 AMT DN (First
    Bank Systems LOC)
    1.33%(b)                               05/07/04       2,055        2,055,000
  Elsmere IDRB (International Mold
    Steel, Inc. Project) Series 1996
    AMT DN (Star Bank N.A. LOC)
    1.28%(b)                               05/07/04       1,530        1,530,000
  Henderson Industrial Building RB
    (Shamrock Technologies Project)
    Series 1997 AMT DN (Wachovia
    Bank N.A. LOC)
    1.26%(b)                               05/07/04       1,346        1,346,000
  Jefferson County Industrial Building
    RB (Atlas Machine & Supply Co.
    Project) Series 1999 AMT DN
    (Bank One N.A. LOC)
    1.28%(b)                               05/07/04       1,000        1,000,000
  Kentucky Housing Corporation Single
    Family Mortgage RB Series 2003
    PT-740 AMT DN (FGIC Insurance,
    Merrill Lynch & Co. Guaranty)
    1.19%(b)                               05/07/04      16,415       16,415,000
  Kentucky Housing Corporation Single
    Family Mortgage RB Series 2003
    PT-863 AMT DN (FGIC Insurance,
    Merrill Lynch & Co. Guaranty)
    (VMIG-1)
    1.19%(b)                               05/07/04       9,370        9,370,000
  Kentucky Housing Corporation Single
    Family Mortgage RB Series 2003
    PT-868 AMT DN (FGIC Insurance,
    Merrill Lynch & Co. Guaranty)
    (VMIG-1)
    1.19%(b)                               05/07/04       1,620        1,620,000
  Lexington Central Corporation
    Mortgage RB Series 2003A MB
    2.00%                                  10/01/04       2,000        2,006,593
  Mason County RB (School District
    Finance Corp. School Building
    Project) Series 2004 MB
    2.00%                                  03/01/05         230          231,711
  McCreary County Industrial Building
    RB (Le Sportsac, Inc. Project)
    Series 1998 AMT DN (Fifth Third
    Bank N.A. LOC)
    1.21%(b)                               05/07/04       1,205        1,205,000
  McCreary County Industrial Building
    RB (Le Sportsac, Inc. Project)
    Series 1998B AMT DN (Fifth Third
    Bank N.A. LOC)
    1.21%(b)                               05/07/04       1,545        1,545,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)


--------------------------------------------------------------------------------

                                                           PAR
                                            MATURITY      (000)        VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Kentucky (continued)
  McCreary County Industrial Building
    RB (Le Sportsac, Inc. Project)
    Series 1999B-3 AMT DN (Fifth
    Third Bank N.A. LOC)
    1.21%(b)                               05/07/04     $   3,460    $ 3,460,000
  Pulaski County Solid Waste Disposal
    RB (Natural Rural Utilities for East
    Kentucky Power Project) Series
    1993B AMT MB (MIG-1)
    1.00%                                  08/15/04         4,850      4,850,000
  Trimble County PCRB Series 2003
    TECP (Louisville Gas & Electric
    Guaranty) (A-2,P-1)
    1.10%                                  05/04/04        10,000     10,000,000
  University of Kentucky RB
    (Educational Buildings Project)
    Series 20030 MB (Aa3)
    2.25%                                  05/01/04           565        565,000
                                                                      ----------
                                                                      62,999,304
                                                                      ----------
Louisiana - 4.7%
  Donaldsonville IDRB (John Folse &
    Co., Inc. Project) Series 2003 DN
    (Amsouth Bank LOC)
    1.22%(b)                               05/07/04         2,150      2,150,000
  Iberville Parish PCRB (Air Products
    & Chemicals Project) Series 1992
    DN (A-1)
    1.22%(b)                               05/07/04         2,200      2,200,000
  Jefferson Parish Home Mortgage
    Authority RB (P-Float Trust
    Receipts) Series 2000B PT-340
    AMT DN (Bayerische Landesbank
    Girozentrale LOC) (A-1C+)
    1.18%(b)                               05/07/04         2,950      2,950,000
  Lafayette Educational Development
    Authority RB (Holt County Project)
    Series 1990 DN (Rabo Bank
    Nederland LOC)
    1.39%(b)                               05/07/04         3,205      3,205,000
  Louisiana Local Government
    Environmental Facilities
    Community Development Authority
    RB (Ouachita Christian School, Inc.
    Project) Series 2002 DN (Bank One
    N.A. LOC)
    1.34%(b)                               05/07/04         1,605      1,605,000
  Louisiana Local Government
    Environmental Facilities
    Community Development Authority
    RB (Capital & Equipment
    Programs Project) Series 2003A
    DN (AMBAC Insurance, Banque
    Nationale de Paribas Liquidity
    Facility) (A-A+,Aaa)
    1.19%(b)                               05/07/04        21,485     21,485,000


                                                           PAR
                                            MATURITY      (000)        VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Louisiana (continued)
  Louisiana Public Facilities Authority
    RB (Air Products & Chemicals
    Project) Series 2002 AMT DN
    (A-1,P-1)
    1.16%(b)                               05/07/04     $ 3,000      $ 3,000,000
  Louisiana Public Facilities Authority
    RB (Air Products & Chemicals
    Project) Series 2003 DN
    1.16%(b)                               05/07/04        18,650     18,650,000
  Louisiana Public Facilities Authority
    RB (Equipment & Capital Facilities
    Project) Series 2003A DN (A-2)
    1.14%(b)                               05/07/04         9,000      9,000,000
  Louisiana Public Facilities Authority
    RB (Tiger Athletic Foundation
    Project) Series 1999 DN
    1.19%(b)                               05/07/04         3,700      3,700,000
  Louisiana Public Facilities Authority
    RB (Tiger Athletic Foundation
    Project) Series 2004 DN (VMIG-1)
    1.18%(b)                               05/07/04        11,500     11,500,000
  North Webster Parish IDRB (CSP
    Project) Series 2001 AMT DN
    (Regions Bank N.A. LOC)
    1.22%(b)                               05/07/04         2,815      2,815,000
  Plaquemines Port Harbor & Terminal
    Distribution Port Facilities RB
    (Chevron Pipe Line Co. Project)
    Series 1984 MB (Chevron Texaco
    Guaranty) (AA,Aa2)
    1.00%                                  09/01/04         9,000      8,995,482
  Plaquemines Port Harbor & Terminal
    Distribution Port Facilities RB
    (International Marine Terminal
    Project) Series 1984A MB
    1.08%                                  09/15/04         7,500      7,500,000
  Shreveport Water & Sewer RB Series
    2003C MB (FGIC Insurance)
    (AAA,Aaa)
    4.00%                                  06/01/04           870        872,121
                                                                    ------------
                                                                      99,627,603
                                                                    ------------
Maine - 0.5%
  Maine Housing Finance Authority RB
    Series 2003 AMT DN (FGIC
    Insurance, Merrill Lynch & Co.
    SBPA) (VMIG-1)
    1.19%(b)                               05/07/04        11,605     11,605,000
                                                                    ------------
Maryland - 3.6%
  Baltimore County RB (Golf Systems
    Project ) Series 2001 DN (M&T
    Bank Corp. LOC) (A-2)
    1.19%(b)                               05/07/04         5,000      5,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)


--------------------------------------------------------------------------------

                                                           PAR
                                            MATURITY      (000)        VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Baltimore County RB (St. Paul's
    School for Girls Facility Project)
    Series 2000 DN (M&T Bank Corp.
    LOC ) (A-2)
    1.19%(b)                               05/07/04     $   8,555    $ 8,555,000
  Maryland Economic Development
    Corporation RB (Associated
    Catholic, Inc. Project) Series 2002
    DN (M&T Bank Corp. LOC)
    (VMIG-1)
    1.19%(b)                               05/07/04         5,265      5,265,000
  Maryland Economic Development
    Corporation RB (Joe Corbis Pizza
    Project) Series 2000 AMT DN (M&T
    Bank Corp. LOC) (A-1)
    1.29%(b)                               05/07/04         1,425      1,425,000
  Maryland Economic Development
    Corporation RB (Lithographing Co.
    Project) Series 2001 AMT DN (M&T
    Bank Corp. LOC) (A-1)
    1.29%(b)                               05/07/04         3,555      3,555,000
  Maryland Economic Development
    Corporation RB (Mirage-Tucker
    LLC Facility Project) Series 2002
    DN (M&T Bank Corp. LOC)
    (VMIG-1)
    1.29%(b)                               05/07/04         1,400      1,400,000
  Maryland Economic Development
    Corporation RB (Pharmaceutics
    International Project) Series 2001A
    AMT DN (M&T Bank Corp. LOC)
    (A-1)
    1.29%(b)                               05/07/04         6,200      6,200,000
  Maryland Economic Development
    Corporation RB (Redrock LLC
    Facilities Project) Series 2002 DN
    (M&T Bank Corp. LOC) (VMIG-1)
    1.34%(b)                               05/07/04         2,500      2,500,000
  Maryland Health & Higher Education
    Facilities Authority RB (Adventist
    Healthcare Project) Series 2003B
    DN (M&T Bank Corp. LOC)
    1.14%(b)                               05/07/04         9,800      9,800,000
  Maryland Health & Higher Education
    Facilities Authority RB (Doctors
    Community Hospital Project)
    Series 1997 DN (M&T Bank Corp.
    LOC) (A-1)
    1.19%(b)                               05/07/04         6,145      6,145,000
  Maryland Industrial Development
    Financing Authority RB (Brass Mill
    Road Project) Series 1995 DN
    (M&T Bank Corp. LOC) (A-1)
    1.29%(b)                               05/07/04         1,245      1,245,000

                                                           PAR
                                            MATURITY      (000)        VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Maryland Industrial Development
    Financing Authority RB (Patapsco
    Association Project) Series 1995
    DN (M&T Bank Corp. LOC) (A-1)
    1.29%(b)                               05/07/04     $   1,225    $ 1,225,000
  Montgomery County Economic
    Development RB (Brooke Grove
    Foundation, Inc. Project) Series
    1998 DN (M&T Bank Corp. LOC)
    (A-1)
    1.24%(b)                               05/07/04         4,660      4,660,000
  Montgomery County Housing Finance
    Authority RB Series 2001-1276 DN
    (Merrill Lynch & Co. Guaranty)
    (A-1)
    1.23%(b)                               05/07/04         3,990      3,990,000
  Montgomery County RB (Ivymount
    School, Inc. Facilities Project)
    Series 2000 DN (M&T Bank Corp.
    LOC) (A-1)
    1.24%(b)                               05/07/04         2,900      2,900,000
  Northeast Solid Waste Disposal
    Authority RB Series 2003 PT-766
    AMT DN (AMBAC Insurance,
    Landesbank Hessen-Thuringen
    Girozentrale SBPA)
    1.18%(b)                               05/07/04         7,730      7,730,000
  Prince Georges County RB (Parsons
    Paper Facilities Project) Series
    1987 DN (M&T Bank Corp. LOC)
    1.16%(b)                               05/07/04         3,500      3,500,000
  Wicomico County Economic
    Development RB (Plymouth Tube
    Co. Project) Series 1996 AMT DN
    (Bank One N.A. LOC) (VMIG-1)
    1.28%(b)                               05/07/04         1,500      1,500,000
                                                                    ------------
                                                                      76,595,000
                                                                    ------------
Massachusetts - 5.7%
  Bedford County GO Series 2003 BAN
    1.70%                                  05/06/04         3,871      3,871,686
  Leicester Water District GO Series
    2003 BAN
    2.00%                                  06/03/04         2,000      2,001,568
  Marlborough GO Series 2003 RAN
    (SP-1+,MIG-1)
    1.20%                                  06/17/04         5,684      5,686,592
  Massachusettes Development
    Finance Agency Multi-Family
    Housing RB (Georgetown Village
    Apartments Project) Series 2003A
    AMT DN (Federal National
    Mortgage Association Guaranty)
    1.17%(b)                               05/07/04         4,100      4,100,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNICASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                        PAR
                                           MATURITY    (000)         VALUE
                                          ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Massachusetts (continued)
   Massachusettes Development
     Finance Agency RB (Boston
     University Project) Series 2002R-2
     DN (A-1+,VMIG-1)
     1.04%(b)                             05/07/04    $23,900    $ 23,900,000
   Massachusettes Housing Finance
     Agency RB (Single Family Notes
     Project) Series 2003M AMT MB
     1.15%                                05/01/04      5,000       5,000,000
   Massachusetts GO Series 1994C MB
     (AAA,Aaa)
     6.30%                                11/01/04      1,500       1,553,768
   Massachusetts GO Series 1998A DN
     (Westdeutsche Landesbank
     Girozentrale SBPA) (A-1+,VMIG-1)
     1.07%(b)                             05/07/04      1,000       1,000,000
   Massachusetts Water Resources
     Authority RB Series 2004D MB
     2.00%                                08/01/04      1,480       1,483,519
   Millbury GO Series 2004 BAN
     2.00%                                01/21/05     23,860      24,010,182
   Northborough-Southborough GO
     Series 2003 BAN (MIG-1)
     2.00%                                10/29/04     18,700      18,782,591
   Reading GO Series 2004 BAN
     2.25%                                01/07/05     14,500      14,607,091
   Wellesley GO Series 2003 BAN
     (SP-1+,MIG-1)
     1.15%                                06/03/04      6,250       6,250,833
   Weymouth GO Series 2003 BAN
     1.38%                                05/19/04     10,000      10,001,407
                                                                 ------------
                                                                  122,249,237
                                                                 ------------
Michigan - 3.8%
   Detroit City School District RB Series
     2004B-01 DN (VMIG-1)
     1.15%(b)                             05/07/04     14,475      14,475,000
   Detroit Economic Development
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2001A-90
     AMT DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.20%(b)                             05/07/04      2,500       2,500,000
   Detroit Economic Development
     Corporation RB (E.H. Association
     Ltd. Project) Series 2002 DN
     (Charter One Bank LOC)
     1.22%(b)                             05/07/04      1,370       1,370,000
   Detroit Sewer & Disposal Authority
     RB (Wachovia Merlots Trust
     Receipts) Series 2001A-112 DN
     (MBIA Insurance) (VMIG-1)
     1.15%(b)                             05/07/04      5,620       5,620,000

                                                        PAR
                                           MATURITY    (000)         VALUE
                                          ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
   Detroit Sewer Disposal RB Series
     2003B-41 DN (Wachovia Bank N.A.
     LOC)
     1.15%(b)                             05/07/04    $   800    $    800,000
   Jackson Public Schools GO (Student
     Aid Anticipation Notes) Series 2003
     MB (Comercia Bank N.A. LOC)
     2.00%                                05/21/04      1,745       1,745,928
   Jackson Public Schools GO (Student
     Aid Anticipation Notes) Series
     2004A MB
     2.00%                                08/24/04      2,735       2,743,150
   Macomb Hospital Finance Authority
     RB (Mt. Clemens General Project)
     Series 2003A-2 DN (Comercia
     Bank N.A. LOC)
     1.12%(b)                             05/07/04      4,750       4,750,000
   Michigan State Hospital Finance
     Authority RB (Crittenton Hospital
     Project) Series 2003A DN
     (Comercia Bank N.A. LOC)
     1.12%(b)                             05/07/04      7,500       7,500,000
   Michigan State Housing Development
     Authority RB Series 2002D MB
     (FSA Insurance) (A-1+)
     1.20%                                12/15/04      5,375       5,375,000
   Michigan Strategic Fund Limited
     Obligation RB (Alpha Technology
     Corp. Project) Series 1997 AMT DN
     (National City Bank N.A. LOC)
     1.21%(b)                             05/07/04      2,000       2,000,000
   Michigan Strategic Fund Limited
     Obligation RB (America Group LLC
     Project) Series 2000 AMT DN
     (Bank One N.A. LOC)
     1.28%(b)                             05/07/04      3,200       3,200,000
   Michigan Strategic Fund Limited
     Obligation RB (Bayloff Properties
     Project) Series 1998 AMT DN
     (National City Bank N.A. LOC)
     1.26%(b)                             05/07/04      1,000       1,000,000
   Michigan Strategic Fund Limited
     Obligation RB (Conway Products
     Project) Series 2001 AMT DN
     (Comerica Bank N.A. LOC)
     1.25%(b)                             05/07/04      2,315       2,315,000
   Michigan Strategic Fund Limited
     Obligation RB (Hannah Technical
     Project) Series 2002 AMT DN
     (Comerica Bank N.A. LOC)
     1.25%(b)                             05/07/04      4,400       4,400,000
   Michigan Strategic Fund Limited
     Obligation RB (Kay Screen
     Printing, Inc. Project) Series 2000
     AMT DN (Bank One N.A. LOC)
     1.28%(b)                             05/07/04      1,400       1,400,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                         PAR
                                           MATURITY     (000)        VALUE
                                          ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
   Michigan Strategic Fund Limited
     Obligation RB (Midwest Glass
     Fabricators, Inc. Project) Series
     2001 DN (Bank of America N.A.
     LOC)
     1.30%(b)                             05/07/04    $ 2,635    $ 2,635,000
   Michigan Strategic Fund Limited
     Obligation RB (PFG Enterprises,
     Inc. Project) Series 2001 AMT DN
     (Huntington National Bank LOC)
     1.29%(b)                             05/07/04        740        740,000
   Michigan Strategic Fund Limited
     Obligation RB (Saginaw Production
     Corp. Project) Series 2001 AMT DN
     (Comerica Bank N.A. LOC)
     1.25%(b)                             05/07/04      3,350      3,350,000
   Michigan Strategic Fund Limited
     Obligation RB (Sparta Foundry, Inc.
     Project) Series 1999 AMT DN (Old
     Kent Bank & Trust Co. LOC)
     1.26%(b)                             05/07/04      1,050      1,050,000
   Michigan Strategic Fund Limited
     Obligation RB (Total Business
     Systems Project) Series 1998 AMT
     DN (Comerica Bank N.A. LOC)
     1.25%(b)                             05/07/04      3,400      3,400,000
   Michigan Strategic Fund Limited
     Obligation RB (VK & W Investors
     LLC Project) Series 2000 AMT DN
     (Comerica Bank N.A. LOC)
     1.25%(b)                             05/07/04      3,000      3,000,000
   Oakland County Educational Limited
     Obligation RB Series 2000 AMT DN
     (Bank One N.A. LOC)
     1.25%(b)                             05/07/04      5,200      5,200,000

                                                                 -----------
                                                                  80,569,078
                                                                 -----------
Minnesota - 1.0%
   Duluth GO (Tax & Aid Certificates
     Project) Series 2004 MB (A-1,A1)
     2.00%                                12/31/04      8,000      8,046,832
   Minneapolis Convention Center RB
     Series 2000 DN (Bayerische
     Landesbank Girozentrale LOC)
     (A-1,VMIG-1)
     0.97%(b)                             05/07/04     11,600     11,600,000
   Minneapolis St. Paul Metropolitan
     Airports Commission RB Series
     2003 PT-727 AMT DN (FGIC
     Insurance, BNP Paribas Standby
     LOC) (A-1+)
     1.19%(b)                             05/07/04      1,800      1,800,000
   Minneapolis St. Paul Metropolitan
     Airports Commission RB Series
     2004 AMT DN (FGIC Insurance,
     Merrill Lynch & Co. SBPA)
     1.19%(b)                             05/07/04      1,600      1,600,000



                                                         PAR
                                           MATURITY     (000)        VALUE
                                          ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Minnesota (continued)
   Plymouth Meeting IDRB (Scoville
     Press, Inc. Project) Series 1994 DN
     (Wells Fargo Bank LOC)
     1.24%(b)                             05/07/04    $ 1,470    $ 1,470,000
                                                                 -----------
                                                                  24,516,832
                                                                 -----------
Mississippi - 0.5%
   Mississippi Business Finance
     Corporation RB (Mississippi
     Baking Co. LLC Project) Series
     1995 DN (M&T Bank Corp. LOC)
     1.29%(b)                             05/07/04      5,100      5,100,000
   Mississippi Business Finance
     Corporation RB (Shuqualak
     Lumber Co. Project) Series 2001
     AMT DN (Bank One N.A. LOC)
     1.28%(b)                             05/07/04      2,500      2,500,000
   Mississippi Development Bank
     Special Obligation RB (Harrison
     Mississippi Bond Program) Series
     2003 DN (AMBAC Insurance,
     Banque Nationale de Paribas
     SBPA)
     1.19%(b)                             05/07/04      3,760      3,760,000
                                                                 -----------
                                                                  11,360,000
                                                                 -----------
Missouri - 1.2%
   Bridgeton IDRB (Gold Dust LLC
     Project) AMT DN (Commerce Bank
     N.A. LOC)
     1.29%(b)                             05/07/04      1,225      1,225,000
   Medical Center Educational Building
     Corporation RB (Adult Hospital
     Project) Series 2001 DN (Amsouth
     Bank of Alabama LOC) (A-1)
     1.08%(b)                             05/07/04     10,000     10,000,000
   Missouri State Housing Development
     Commission Single Family
     Mortgage RB Series 2003 PT-2038
     DN (Government National
     Mortgage Association Insurance,
     Merrill Lynch & Co. SBPA)
     (A-1,Aaa)
     1.18%(b)                             05/07/04      2,725      2,725,000
   St. Charles County IDRB (A.H. Land
     Development Project) Series 1996
     AMT DN (Commerce Bank N.A.
     LOC) (A-1)
     1.34%(b)                             05/07/04      3,250      3,250,000
   St. Charles County IDRB (Austin
     Machine Co. Project) Series 2003A
     DN (Bank of America N.A. LOC)
     1.24%(b)                             05/07/04      1,920      1,920,000
   St. Charles County IDRB (Patriot
     Machine, Inc. Project) Series 2002
     AMT DN (U.S. Bank N.A. LOC)
     1.26%(b)                             05/07/04      3,500      3,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                         PAR
                                           MATURITY     (000)        VALUE
                                          ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Missouri (continued)
   St. Charles County IDRB (Peine Lake
     Apartments Project) Series 2004
     AMT DN (Wachovia Bank N.A. LOC)
     1.16%(b)                             05/07/04    $ 2,150     $ 2,150,000
                                                                  -----------
                                                                    4,770,000
                                                                  -----------
Montana - 0.2%
   Montana Housing Board RB
     (Wachovia Merlots Trust Receipts)
     Series 2001A-41 AMT DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.20%(b)                             05/07/04      1,685       1,685,000
   Montana Housing Board RB
     (Wachovia Merlots Trust Receipts)
     Series 2002A-19 AMT DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.20%(b)                             05/07/04      2,835       2,835,000
                                                                  -----------
                                                                    4,520,000
                                                                  -----------
Multi-State - 2.2%
   Charter Mac Equity Issuer Trust RB
     (Merrill Lynch P-Float Trust
     Receipts) Series 2004 AMT DN
     (Merrill Lynch & Co. Guaranty)
     1.23%(b)                             05/07/04     27,960      27,960,000
   Charter Mac Equity Issuer Trust RB
     (Merrill Lynch P-Float Trust
     Receipts) Series 2004 PT-2121
     AMT DN (Merrill Lynch & Co.
     Guaranty)
     1.23%(b)                             05/07/04     19,495      19,495,000

                                                                  -----------
                                                                   47,455,000
                                                                  -----------
Nebraska - 0.2%
   American Public Energy Gas Supply
     Agency RB (Nebraska Public Gas
     Agency Project) Series 1998C MB
     (AMBAC Insurance) (AAA,Aaa)
     4.00%                                09/01/04      3,550       3,585,856
                                                                  -----------
Nevada - 0.2%
   Clark County IDRB (Southwest Gas
     Corp. Project) Series 2003A AMT
     DN (Fleet National Bank LOC)
     (A-1,VMIG-1)
     1.13%(b)                             05/07/04      2,500       2,500,000
   Clark County Passenger Facility
     Charge RB Series 2002 MB (MBIA
     Insurance)
     4.00%                                07/01/04      1,570       1,577,971
                                                                  -----------
                                                                    4,077,971
                                                                  -----------

                                                         PAR
                                           MATURITY     (000)        VALUE
                                          ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New Hampshire - 0.2%
   New Hampshire Business Finance
     Authority Industrial Facilities RB
     (Felton Brush, Inc. Project) Series
     1997 AMT DN (KeyBank N.A. LOC)
     1.27%(b)                             05/07/04    $ 1,475     $ 1,475,000
   New Hampshire Housing Finance
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2001A-51
     AMT DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.20%(b)                             05/07/04      1,925       1,925,000
   New Hampshire Housing Finance
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2001A-82
     AMT DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.20%(b)                             05/07/04      1,670       1,670,000
                                                                  -----------
                                                                    5,070,000
                                                                  -----------
New Jersey - 2.7%
   Berkeley Township GO Series 2003
     BAN
     1.75%                                05/20/04      2,263       2,263,605
   Camden County Improvement
     Authority RB (Congregation
     Beth-El Project) Series 2001 DN
     (Commerce Bank N.A. LOC)
     1.14%(b)                             05/07/04        300         300,000
   East Brunswick Township GO Series
     2003 BAN
     1.00%                                06/16/04     14,000      14,001,214
   Hudson County Certificates of
     Participation Series 2001A-35 DN
     (MBIA Insurance, Wachovia Bank
     N.A. LOC) (VMIG-1)
     1.11%(b)                             05/07/04      3,800       3,800,000
   Mercer County Improvemnet
     Authority RB Series 1998 DN (Bank
     of America N.A. LOC) (A-1+)
     1.04%(b)                             05/07/04     17,045      17,045,000
   Montclair GO Series 2003 BAN
     (AAA,Aaa)
     1.50%                                05/28/04      7,612       7,614,500
   Montclair GO Series 2003 MB
     1.50%                                05/28/04      3,000       3,000,985
   New Jersey Economic Development
     Authority RB (Somerset Hills
     YMCA Project) Series 2003 DN
     (Commerce Bank N.A. LOC)
     1.14%(b)                             05/07/04        100         100,000
   New Jersey Economic Development
     Authority Special Facilities RB
     (Port Newark Container LLC
     Project) Series 2003 AMT DN
     (Citibank LOC) (A-1+,Aa)
     1.14%(b)                             05/07/04        700         700,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNICASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------

                                                           PAR
                                            MATURITY      (000)         VALUE
                                           ----------  -----------   -----------
MUNICIPAL BONDS (Continued)
New Jersey (continued)
   New Jersey Health Care Facilities
     Financing Authority RB (Merrill
     Lynch P-Float Trust Receipts)
     Series 2001 PT-1319 DN (AMBAC
     Insurance, Merrill Lynch Capital
     Services SBPA) (A-1)
     1.12%(b)                              05/07/04      $ 4,900    $ 4,900,000
   New Jersey Health Care Facilities
     Financing Authority RB (Wachovia
     Merlots Trust Receipts) Series
     2001A DN (Wachovia Bank N.A.
     LOC) (VMIG-1)
     1.11%(b)                              05/07/04        2,685      2,685,000
   New Jersey Housing & Mortgage
     Finance Agency RB (Single Family
     Housing Project) Series 2003B
     AMT MB (SP-1+,MIG-1)
     1.10%                                 10/01/04        2,000      2,000,000
                                                                    -----------
                                                                     58,410,305
                                                                    -----------
New Mexico - 0.1%
   Dona Ana County IDRB (Merryweath
     Project) Series 1998 AMT DN (First
     Merit Bank N.A. LOC)
     1.38%(b)                              05/07/04        1,610      1,610,000
                                                                    -----------
New York - 2.3%
   City of New York Municipal Water &
     Sewer System RB Series 2000C DN
     (FGIC Insurance) (A-1+,VMIG-1)
     1.06%(b)                              05/03/04       13,550     13,550,000
   Lancaster IDRB (Jiffy Tite Co., Inc.
     Project) Series 1997 AMT DN (Key
     Bank N.A. LOC)
     1.27%(b)                              05/07/04        1,650      1,650,000
   Monroe County Asset Securitization
     Corporation RB Series 2003
     PA-1210 DN (Merrill Lynch & Co.
     Guaranty) (F-1+)
     1.18%(b)                              05/07/04       15,000     15,000,000
   New York Housing Finance Agency
     RB (Theatre Row Tower Project)
     Series 2001 AMT DN (Hypover-
     insbank LOC)
     1.32%(b)                              05/07/04        5,000      5,000,000
   Onondaga IDRB (Midstate Printing
     Corp. Project) Series 2000 AMT DN
     (KeyBank N.A. LOC)
     1.27%(b)                              05/07/04        1,480      1,480,000
   Suffolk County GO (Longwood
     Central School District Project)
     Series 2006 TAN (SP-1+)
     1.75%                                 06/30/04       10,000     10,011,292

                                                           PAR
                                            MATURITY      (000)         VALUE
                                           ----------  -----------   -----------
MUNICIPAL BONDS (Continued)
New York (continued)
   Ulster IDRB (Viking Industries, Inc.
     Project) Series 1998A AMT DN
     (KeyBank N.A. LOC)
     1.27%(b)                              05/07/04      $ 1,685    $ 1,685,000
                                                                    -----------
                                                                     48,376,292
                                                                    -----------
North Carolina - 1.9%
   Buncombe County IDRB (Lustar
     Dyeing, Inc. Project) Series 1998
     AMT DN (Wachovia Bank N.A. LOC)
     1.26%(b)                              05/07/04        2,165      2,165,000
   Charlotte Airport RB Series 2003
     PT-719 AMT DN (MBIA Insurance)
     (A-1+)
     1.19%(b)                              05/07/04        3,335      3,335,000
   Cleveland County Industrial Facilities
     PCRB (Blanchford Rubber Project)
     Series 2003 DN (Bank One N.A.
     LOC)
     1.13%(b)                              05/07/04        1,000      1,000,000
   Gates County IDRB (Coxe-Lewis
     Corp. Project) Series 1999 AMT DN
     (Wachovia Bank N.A. LOC)
     1.26%(b)                              05/07/04        1,010      1,010,000
   Iredell County Industrial Facilities &
     Pollution Control Financing
     Authority IDRB (B&B Fabricators
     Project) Series 1999 AMT DN
     (Bank of America N.A. LOC)
     1.20%(b)                              05/07/04        2,300      2,300,000
   Lee County Industrial Facilities &
     Pollution Control Financing
     Authority RB (Var-Arden Corp.
     Project) Series 1999 AMT DN
     (Comerica Bank N.A. LOC)
     1.25%(b)                              05/07/04        2,300      2,300,000
   Mecklenburg County Industrial
     Facilities & Pollution Control
     Financing Authority IDRB (Otto
     Industrial, Inc. Project) Series 1988
     AMT DN (Bank of America N.A.
     LOC)
     1.20%(b)                              05/07/04        2,090      2,090,000
   Mecklenburg County Industrial
     Facilities & Pollution Control
     Financing Authority IDRB
     (Peidmont Plastics Project) Series
     1997 AMT DN (Branch Banking &
     Trust Co. LOC)
     1.22%(b)                              05/07/04        1,700      1,700,000
   North Carolina Housing Finance
     Agency RB (Wachovia Merlots
     Project) Series 2001A-70 AMT DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.20%(b)                              05/07/04        2,640      2,640,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNICASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------

                                                            PAR
                                             MATURITY      (000)        VALUE
                                            ----------  -----------  -----------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
   North Carolina Medical Care
     Commission Retirement Facilities
     RB (Brookwood Project) Series
     2001C DN (Branch Banking &
     Trust Co. LOC) (A-1)
     1.18%(b)                               05/07/04     $ 1,900     $ 1,900,000
   North Carolina Ports Authority
     Exempt Facilities RB (Wilmington
     Bulk LLC Project) Series 2001A
     AMT DN (Branch Banking & Trust
     Co. LOC)
     1.22%(b)                               05/07/04       2,805       2,805,000
   Rutherford County Industrial
     Facilities PCRB (Thieman Metal
     Technology Project) Series 1998
     AMT DN (Branch Banking & Trust
     Co. LOC)
     1.22%(b)                               05/07/04       2,250       2,250,000
   Sampson County Industrial Facilities
     PCRB (Dubose Strapping, Inc.
     Project) Series 2003 AMT DN
     (Wachovia Bank N.A. LOC)
     1.26%(b)                               05/07/04       3,200       3,200,000
   Union County Industrial Facilities
     PCRB (Tenn Coverting Co. Project)
     Series 1997 AMT DN (SunTrust
     Bank LOC)
     1.17%(b)                               05/07/04       1,750       1,750,000
   Wake County GO Series 2004A DN
     (Landesbank Hessen-Thuringen
     Girozentrale SBPA)
     (A-1+,VMIG-1,F-1+)
     1.13%(b)                               05/07/04       5,000       5,040,625
   Wake County Housing Finance
     Authority RB (Casa Melvid
     Multi-Family Housing Project)
     Series 2001A AMT DN (SunTrust
     Bank LOC) (VMIG-1)
     1.22%(b)                               05/07/04       3,500       3,500,000
   Washington County Industrial
     Facilities PCRB (Mackey's Ferry
     Sawmill, Inc. Project) Series 1997
     AMT DN (Wachovia Bank N.A. LOC)
     1.21%(b)                               05/07/04       2,400       2,400,000
                                                                     -----------
                                                                      41,385,625
                                                                     -----------
North Dakota - 0.6%
   Mercer County Solid Waste Disposal
     RB (National Rural Utilities United
     Power Project) Series 1993U AMT
     MB (National Rural Utilities LOC)
     (A-1,P-1)
     1.18%                                  06/01/04       5,900       5,900,000

                                                            PAR
                                             MATURITY      (000)        VALUE
                                            ----------  -----------  -----------
MUNICIPAL BONDS (Continued)
North Dakota (continued)
   Mercer County Solid Waste Disposal
     RB (National Rural Utilities United
     Power Project) Series 1995A AMT
     MB (National Rural Utilities LOC)
     (A-1)
     1.00%                                  09/01/04     $ 2,400     $ 2,400,000
   North Dakota Housing Finance
     Agency RB Series 2001A-19 DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.20%(b)                               05/07/04       3,515       3,515,000
                                                                     -----------
                                                                      11,815,000
                                                                     -----------
Ohio - 9.0%
   Akron Income Tax RB (Community
     Learning Centers Project) Series
     2004A MB (FGIC Insurance,
     ABN-AMRO Bank N.V. LOC) (A-1)
     1.09%                                  12/08/04       7,000       7,000,000
   American Municipal Power
     Incorporated RB (Bowling Green
     Project) Series 2003 BAN
     1.25%                                  12/02/04       1,635       1,635,000
   American Municipal Power
     Incorporated RB (City of Bryan
     Project) Series 2003 BAN
     1.20%                                  08/20/04       4,600       4,600,000
   American Municipal Power
     Incorporated RB (Cleveland Public
     Power Project) Series 2003 BAN
     1.10%                                  08/19/04       2,660       2,659,900
   American Municipal Power
     Incorporated RB (Deshler Project)
     Series 2003 BAN
     1.10%                                  07/08/04         542         542,000
   American Municipal Power
     Incorporated RB (Gorsuch Station
     Improvement Project) Series
     2004A MB (A-1,MIG-1)
     1.10%                                  04/01/05       5,280       5,280,000
   American Municipal Power
     Incorporated RB (Hubbard, Inc.
     Project) Series 2003 BAN
     1.25%                                  12/15/04       2,100       2,100,000
   American Municipal Power
     Incorporated RB (Shelby Project)
     Series 2003 BAN
     1.30%                                  11/18/04       3,750       3,750,000
   American Municipal Power
     Incorporated RB (Woodville
     Project) Series 2003 BAN
     1.20%                                  07/22/04       1,300       1,300,000
   American Municipal Power
     Incorporated RB Series 2003 BAN
     1.20%                                  11/04/04       2,320       2,320,000
   Avon GO Series 2004 BAN
     1.35%                                  04/14/05       1,000       1,002,355

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNICASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------

                                                            PAR
                                              MATURITY     (000)        VALUE
                                             ----------  ---------   -----------
MUNICIPAL BONDS (Continued)
Ohio (continued)
   Belmont County GO Series 2004 BAN
     1.36%                                    03/16/05    $ 1,500    $ 1,503,365
   Berea County GO Series 2003 BAN
     1.15%                                    07/01/04      1,300      1,300,535
   Brecksville City GO Series 2003 BAN
     1.35%                                    05/06/04        500        500,013
   Brunswick GO Series 2003 BAN
     1.25%                                    05/27/04      3,600      3,600,403
   Butler Hospital Facilities RB (Ucpha,
     Inc. Project) Series 2004 DN (A-1)
     1.15%(b)                                 05/07/04      8,450      8,450,000
   Cuyahoga County Economic
     Development RB (Cleveland
     Botanical Garden Project) Series
     2001 DN (M&T Bank Corp. LOC)
     (VMIG-1)
     1.13%(b)                                 05/07/04        635        635,000
   Dayton-Montgomery County Port
     Authority RB Series 2003 BAN
     1.85%                                    05/14/04      1,500      1,500,342
   Fairfield County GO Series 2004 BAN
     2.00%                                    04/13/05      8,100      8,162,391
   Franklin County Hospital Facilities
     Referral & Improvement RB (U.S.
     Health Corp. of Columbus Project)
     Series 1996A DN (Morgan
     Guaranty Trust LOC) (VMIG-1)
     1.09%(b)                                 05/07/04        195        195,000
   Galion GO Series 2003 BAN
     1.62%                                    06/03/04      3,145      3,146,189
   Geauga County GO Series 2003 BAN
     1.30%                                    10/07/04      1,000      1,000,856
   Greene County GO Series 2004A MB
     (MIG-1)
     1.33%                                    08/20/04        475        475,401
   Greene County GO Series 2004B MB
     (MIG-1)
     1.33%                                    02/25/05        450        450,655
   Hamilton County Economic
     Development RB (Taft Museum
     Project) Series 2002 DN (Fifth
     Third Bank N.A. LOC)
     1.11%(b)                                 05/07/04      5,000      5,000,000
   Hamilton County Electric System RB
     Series 2002B DN (FSA Insurance,
     Dexia Bank LOC) (VMIG-1)
     1.10%(b)                                 05/07/04      8,680      8,680,000
   Hamilton County GO Series 2003
     BAN (MIG-1)
     1.16%                                    06/03/04      1,540      1,540,000
   Hamilton County GO Series 2003I
     BAN
     1.36%                                    11/10/04      1,000      1,001,352

                                                            PAR
                                              MATURITY     (000)        VALUE
                                             ----------  ---------   -----------
MUNICIPAL BONDS (Continued)
Ohio (continued)
   Hamilton County GO Series 2004
     BAN
     1.40%                                    01/28/05    $ 1,650    $ 1,653,627
   Hamilton County Hospital Facilities
     RB (Children's Hospital Medical
     Center Project) Series 2000 DN
     (J.P. Morgan Chase LOC) (VMIG-1)
     1.10%(b)                                 05/07/04      1,000      1,000,000
   Lancaster GO Series 2004 BAN
     1.13%                                    09/10/04      2,525      2,527,971
   Licking County GO Series 2004 BAN
     1.57%                                    02/23/05      1,480      1,484,398
   Lucas County Economic
     Development RB (Maumee Valley
     Country Day School Project) Series
     1998 AMT DN (American National
     Bank & Trust Co. LOC)
     2.08%(b)                                 05/07/04      1,715      1,715,000
   Lucas Industrial Development RB
     (Conforming Matrix Corp. Project)
     Series 1999 AMT DN (Sky Bank
     LOC)
     2.08%(b)                                 05/07/04      1,130      1,130,000
   Lyndhurst GO Series 2004 BAN
     1.35%                                    03/03/05        475        475,787
   Marysville City Sewer Authority GO
     Series 2003 BAN
     1.41%                                    11/10/04      3,494      3,498,719
   Middletown City School District GO
     (School Improvement Project)
     Series 2004 MB (FGIC Insurance)
     (Aaa,AAA)
     2.00%                                    12/01/04      1,665      1,673,298
   Middletown School District GO Series
     2003 BAN
     1.75%                                    06/10/04      8,500      8,505,537
   Napoleon GO Series 2003 BAN
     1.17%                                    05/20/04      1,252      1,252,045
     1.50%                                    07/29/04      1,000      1,000,942
   North Olmstead GO Series 2003 BAN
     1.25%                                    06/17/04      1,000      1,000,317
   North Royalton GO Series 2004 BAN
     1.35%                                    01/20/05      1,000      1,001,766
   Oakwood GO Series 2004 BAN
     1.25%                                    03/17/05      2,000      2,002,936
   Ohio Higher Education Facility RB
     (Ashland University Project) Series
     2004 DN (KeyBank N.A. LOC) (A-1)
     1.15%(b)                                 05/07/04      2,000      2,000,000
   Ohio Higher Education Facility RB
     (Cedarville University Project)
     Series 2004 DN (KeyBank N.A.
     LOC)
     1.17%(b)                                 05/07/04      2,000      2,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNICASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

-------------------------------------------------------------------------------

                                                          PAR
                                           MATURITY      (000)         VALUE
                                          ----------   ---------    -----------
MUNICIPAL BONDS (Continued)
Ohio (continued)
   Pataskala GO Series 2004 BAN
     1.68%                                 02/24/05     $ 1,595     $ 1,601,180
   Penta Career Center Certificates of
     Participation (Wood Lucas County
     Project) Series 2004 MB
     1.40%                                 04/01/05       1,135       1,138,092
   Richland County GO Series 2003 BAN
     (MIG-1)
     1.47%                                 11/09/04       1,536       1,538,941
   Richland County GO Series 2004
     TRAN (F-1+)
     1.50%                                 03/31/05       1,192       1,196,309
   Strongsville GO Series 2003-1 BAN
     1.15%                                 07/22/04       1,900       1,900,841
   Summit County Civic Facility RB
     (Akron Area Electrical Joint
     Apprenticeship & Training Trust
     Project) Series 2001 DN (KeyBank
     N.A. LOC)
     1.17%(b)                              05/07/04          20          20,000
   Summit County IDRB (J&P Capital
     Project) Series 2001 AMT DN (Sky
     Bank LOC)
     1.57%(b)                              05/07/04       1,840       1,840,000
   Tallmadge GO (Recreational
     Improvement Notes) Series 2004
     MB
     2.00%                                 03/15/05       2,100       2,115,539
   Tipp County GO Series 2003 BAN
     1.25%                                 05/06/04       1,000       1,000,009
   Toledo City School District GO
     (Wachovia Merlots Trust Receipts)
     Series 2004A-15 DN (Wachovia
     Bank N.A. LOC) (Aaa,VMIG-1)
     1.17%(b)                              05/07/04       3,555       3,555,000
   Troy GO Series 2004 BAN
     1.64%                                 09/30/04       1,900       1,904,599
   University Akron RB (General
     Receipts Project) Series 2004 DN
     (VMIG-1)
     1.09%(b)                              05/07/04      37,605      37,605,000
   University Heights GO Series 2004
     BAN
     1.60%                                 05/12/05       1,565       1,568,850
   University of Cincinatti RB Series
     2004B DN (AMBAC Insurance,
     Bayerische Landesbank
     Girozentrale SBPA) (A-1+,VMIG-1)
     1.10%(b)                              05/07/04       5,000       5,000,000
   University of Toledo RB (Societe
     Generale Trust Receipts) Series
     2001 SGA-125 DN (FGIC Insurance)
     (A-1+)
     1.12%(b)                              05/07/04       6,900       6,900,000
   Vermilion GO Series 2004 BAN
     1.40%                                 08/26/04         864         865,105









                                                          PAR
                                           MATURITY      (000)         VALUE
                                          ----------   ---------    -----------
MUNICIPAL BONDS (Continued)
Ohio (continued)
   Wapokoneta GO Series 2003 BAN
     1.65%                                 06/17/04     $   877     $   877,191
   Westerville City School District GO
     Series 2004 MB (AAA,Aaa)
     2.00%                                 12/01/04       1,130       1,136,223
   Wood County Economic Development
     RB (Sun Seed Holding Co., Inc.
     Project) Series 2001A AMT DN (Sky
     Bank LOC)
     2.08%(b)                              05/07/04         700         700,000
   Wood County IDRB (Hammill
     Manufacturing Project) Series 2001
     AMT DN (Sky Bank LOC)
     2.08%(b)                              05/07/04         690         690,000
   Wood County RB (Toledo YMCA
     Facilities Improvement Project)
     Series 1998 DN (Sky Bank LOC)
     2.08%(b)                              05/07/04       3,715       3,715,000
   Wyoming GO Series 2003 BAN
     1.08%                                 07/09/04       1,644       1,644,514
                                                                    -----------
                                                                    191,765,494
                                                                    -----------
Oklahoma - 1.2%
   Broken Bow Economic Development
     Authority Solid Waste Disposal RB
     (J. M. Huber Project) Series 2003A
     AMT DN (SunTrust Bank LOC)
     1.17%(b)                              05/07/04       7,500       7,500,000
   Canadian County Home Financing
     Authority RB (Merrill Lynch
     P-Float Trust Receipts,
     Multi-Family Housing Project)
     Series 2003 PT-1885 AMT DN
     (Merrill Lynch Captial Services
     SBPA) (F-1+,AA-)
     1.23%(b)                              05/07/04       2,000       2,000,000
   Muskogee Transport Authority IDRB
     (Metals USA, Inc. Project) Series
     1998 AMT DN (Bank One N.A. LOC)
     1.28%(b)                              05/07/04       2,850       2,850,000
   Oklahoma City IDRB Series 1998
     AMT DN (Bank One N.A. LOC)
     1.28%(b)                              05/07/04       2,240       2,240,000
   Oklahoma Development Finance
     Authority RB (ConocoPhillips Co.
     Project) Series 2002B DN
     (ConocoPhillips Guaranty)
     (A-2,P-2)
     1.28%(b)                              05/07/04       2,500       2,500,000
   Oklahoma Development Finance
     Authority RB (ConocoPhillips Co.
     Project) Series 2003 MB
     (A-2,MIG-2)
     1.35%                                 12/01/04       8,000       8,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNICASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

-------------------------------------------------------------------------------

                                                          PAR
                                           MATURITY      (000)         VALUE
                                          ----------   ---------    -----------
MUNICIPAL BONDS (Continued)
Oklahoma (continued)
   Oklahoma University Board of
     Regents RB (Packaging Systems
     Project) Series 2004 MB
     2.00%                                 03/01/05     $   250     $   251,860
                                                                    -----------
                                                                     25,341,860
                                                                    -----------
Oregon - 0.7%
   Oregon GO Series 2003 TAN
     (SP-1+,MIG-1)
     2.25%                                 11/15/04      14,000      14,088,420
                                                                    -----------
Pennsylvania - 4.0%
   Cumberland County Municipal
     Authority RB (Messiah Village
     Project) Series 2002 DN (Citizens
     Bank of Pennsylvania LOC)
     1.10%(b)                              05/07/04       7,600       7,600,000
   Greater Latrobe School Authority
     Building RB (School Building
     Project) Series 2000 MB
     5.30%                                 10/01/04       1,375       1,436,284
   Harrisburg Authority RB (Haverford
     School District Project) Series
     2001A DN (FSA Insurance, Dexia
     Bank LOC)
     1.14%(b)                              05/07/04       2,195       2,195,000
   Kutztown Area School District GO
     Series 2003 MB (AAA,Aaa)
     2.00%                                 08/15/04         100         100,238
   Mercer County Industrial Authority
     Economic Development RB (Solar
     Atmospheres Western
     Pennsylvania Project) Series 2001
     DN
     1.10%(b)                              05/07/04       2,900       2,900,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 2002A AMT DN (FSA
     Insurance) (A-1+,VMIG-1)
     1.15%(b)                              05/07/04      20,000      20,000,000
   Pennsylvania Higher Educational
     Facilities Authority RB (Holy Family
     University Project) Series 2004 DN
     (VMIG-1)
     1.12%(b)                              05/07/04       3,600       3,600,000
   Pennsylvania Higher Educational
     Facilities Authority RB (Thomas
     Jefferson Project) Second Series
     2001 DN (Morgan Guaranty Trust
     LOC) (VMIG-1)
     1.09%(b)                              05/07/04       4,160       4,160,000
   Pennsylvania Higher Educational
     Facilities Authority RB Series
     2002A DN (Commerce Bank N.A.
     LOC) (VMIG-1)
     1.12%(b)                              05/07/04         125         125,000

                                                          PAR
                                           MATURITY      (000)         VALUE
                                          ----------   ---------    -----------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
   Pennsylvania Higher Educational
     Facilities Authority RB Series
     2002B DN (Commerce Bank N.A.
     LOC) (VMIG-1)
     1.12%(b)                              05/07/04     $ 1,200     $ 1,200,000
   Pennsylvania Housing Finance
     Agency RB (Single Family
     Mortgage Project) Series 1996-50A
     MB
     5.30%                                 10/01/04       1,970       2,004,982
   Pennsylvania State GO Second Series
     2003 DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.15%(b)                              05/07/04         100         100,000
   Pennsylvania Turnpike Commission
     RB Series 2002B DN (Credit Locale
     de France LOC) (A-1+,VMIG-1,F-1+)
     1.10%(b)                              05/07/04      12,400      12,400,000
   Philadelphia Authority for Industrial
     Development Health Care Facility
     RB (Greater Philadelphia Health
     System Project) Series 2003 DN
     (Commerce Bank N.A. Liquidity
     Facility)
     1.12%(b)                              05/07/04       4,500       4,500,000
   Philadelphia GO Series 2003 TRAN
     2.00%                                 06/30/04      15,000      15,025,336
   Philadelphia Hospital & Higher
     Education Facilities Authority RB
     (Philadelphia Protestant Home
     Project) Series 2004 DN (Fleet
     National Bank LOC) (VMIG-1)
     1.12%(b)                              05/07/04       4,450       4,450,000
   State Public School Building
     Authority RB (Kennett
     Consolidated School District
     Project) Series 1998D MB
     5.20%                                 02/15/05         500         516,287
   State Public School Building
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2004A-1 MB
     (FSA Insurance, Wachovia Bank
     N.A. LOC) (MIG-1)
     1.20%                                 02/04/05       3,640       3,640,000
                                                                    -----------
                                                                     85,953,127
                                                                    -----------
Puerto Rico - 0.4%
   Commonwealth of Puerto Rico GO
     (Bear Stearns Trust Certificates)
     Series 2002A-199 DN (MBIA
     Insurance, Bear Stearns Capital
     Markets Liquidity Facility) (A-1+)
     1.08%(b)(c)                           05/07/04       1,000       1,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNICASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

-------------------------------------------------------------------------------

                                                          PAR
                                           MATURITY      (000)         VALUE
                                          ----------   ---------    -----------
MUNICIPAL BONDS (Continued)
Puerto Rico (continued)
   Commonwealth of Puerto Rico
     Government Development Bank
     RB Series 1985 DN (Credit Suisse
     LOC) (A-1+,VMIG-1)
     1.03%(b)                              05/07/04     $   200     $   200,000
   Commonwealth of Puerto Rico Public
     Improvement GO Series 2003
     TRAN (Morgan Stanley Group
     Liquidity Facility) (SP-1+,MIG-1)
     2.00%                                 07/30/04       8,000       8,020,155
                                                                    -----------
                                                                      9,220,155
                                                                    -----------
Rhode Island - 0.7%
   Rhode Island Housing Finance
     Authority RB (Municipal Securities
     Trust Certificates) Series
     2002A-9036 AMT DN (FSA
     Insurance, Wachovia Bank N.A.
     LOC) (A-1)
     1.16%(b)(c)                           05/07/04       9,100       9,100,000
   Rhode Island Housing Finance
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2002A-6
     AMT DN (Wachovia Bank N.A. LOC)
     (A-1)
     1.20%(b)                              05/07/04       5,045       5,045,000
                                                                    -----------
                                                                     14,145,000
                                                                    -----------
South Carolina - 1.0%
   Berkeley County IDRB (Nucor Corp.
     Project) Series 1997 AMT DN
     (A-1+,P-1)
     1.16%(b)                              05/07/04       4,700       4,700,000
   South Carolina Jobs Economic
     Development Authority RB (Ellcon
     National, Inc. Project) Series
     1998B AMT DN (Wachovia Bank
     N.A. LOC)
     1.21%(b)                              05/07/04       1,965       1,965,000
   South Carolina Jobs Economic
     Development Authority RB (Holcim
     U.S., Inc. Project) Series 2003 AMT
     DN (Comercia Bank N.A. LOC)
     (A-1)
     1.25%(b)                              05/07/04       6,250       6,250,000
   South Carolina Jobs Economic
     Development Authority RB
     (Persona, Inc. Project) Series 1998
     AMT DN (Lasalle National Bank
     LOC) (A-1)
     1.20%(b)                              05/07/04       1,770       1,770,000
   South Carolina Jobs Economic
     Development Authority RB
     (Republic Services South Carolina
     LLC Project) Series 2003 AMT DN
     (SunTrust Bank LOC)
     1.17%(b)                              05/07/04       5,000       5,000,000





                                                          PAR
                                           MATURITY      (000)         VALUE
                                          ----------   ---------    -----------
MUNICIPAL BONDS (Continued)
South Carolina (continued)
   South Carolina Jobs Economic
     Development Authority RB
     (Synthetics International, Inc.
     Project) Series 1995 AMT DN
     (Southtrust Bank LOC)
     1.34%(b)                              05/07/04     $   900     $   900,000
                                                                    -----------
                                                                     20,585,000
                                                                    -----------
South Dakota - 0.5%
   South Dakota Housing Development
     Authority Single Family RB (Merrill
     Lynch P-Float Trust Receipts)
     Series 2003 PT-837 DN (FGIC
     Insurance, Merrill Lynch & Co.
     SPBA)
     1.19%(b)                              05/07/04         140         140,000
   South Dakota Housing Development
     Authority Single Family RB (Merrill
     Lynch P-Float Trust Receipts)
     Series 2003 PT-889 DN (FGIC
     Insurance, Merrill Lynch & Co.
     SBPA)
     1.19%(b)                              05/07/04         605         605,000
   South Dakota Housing Development
     Authority Single Family RB (Merrill
     Lynch P-Float Trust Receipts)
     Series 2004 PT-907 DN (FGIC
     Insurance, Merrill Lynch & Co.
     SBPA)
     1.19%(b)                              05/07/04      10,230      10,230,000
                                                                    -----------
                                                                     10,975,000
                                                                    -----------
Tennessee - 0.8%
   Grundy County IDRB (Toyota Seat
     Project) Series 2001 AMT DN
     (Comerica Bank N.A. LOC)
     1.30%(b)                              05/07/04       4,255       4,255,000
   Kingsport GO (Water & Sewer
     Project) Series 2004B MB (AMBAC
     Insurance) (AAA,Aaa)
     2.00%                                 03/01/05         350         352,606
   Memphis-Shelby County Airport
     Authority RB Series 1997A MB
     (MBIA Insurance) (AAA,Aaa)
     6.00%                                 02/15/05       1,000       1,038,066
   Metropolitan Government Nashville
     & Davidson County IDRB (Family
     LLC Project) Series 2002 AMT DN
     (SunTrust Bank LOC) (F-1+)
     1.22%(b)                              05/07/04       3,200       3,200,000
   Metropolitan Nashville Airport
     Authority RB Series 2003 DN
     (SunTrust Bank LOC) (VMIG-1)
     1.17%(b)                              05/07/04       5,000       5,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Tennessee (continued)
   Morristown IDRB (Petoskey Plastic
     Project) Series 1999 AMT DN
     (Comerica Bank N.A. LOC)
     1.30%(b)                           05/07/04    $ 4,005    $ 4,005,000
                                                               -----------
                                                                17,850,672
                                                               -----------
Texas - 7.7%
   Austin Airport Systems RB Series
     2000J AMT DN (MBIA Insurance,
     Wachovia Bank N.A. LOC) (VMIG-1)
     1.20%(b)                           05/07/04      3,000      3,000,000
   Brazos Industrial Development
     Corporation Environmental
     Facilities RB (ConocoPhillips Co.
     Project) Series 2003 AMT MB
     (A-2,MIG-2)
     1.38%                              08/01/04      5,500      5,500,000
   Brazos River Authority PCRB (Credit
     Suisse LOC) AMT DN
     (A-1+,VMIG-1)
     1.16%(b)                           05/07/04      9,900      9,900,000
   Collin County Housing Finance
     Corporation Multi-Family RB
     (Merrill Lynch P-Float Trust
     Receipts) Series 1999 PT-1160 DN
     (Merrill Lynch & Co. Guaranty,
     Merrill Lynch Capital Services
     Liquidity Facility) (A-1C+)
     1.17%(b)                           05/07/04      2,300      2,300,000
   Dallas Fort Worth International
     Airport RB (Merrill Lynch P-Float
     Trust Receipts) Series 2004
     PT-2156 DN (Merrill Lynch Captial
     Services SBPA) (F-1+)
     1.19%(b)                           05/07/04        630        630,000
   Dallas Fort Worth International
     Airport RB Series 2003A-34 AMT
     DN (FSA Insurance, Wachovia Bank
     N.A. LOC) (VMIG-1)
     1.20%(b)                           05/07/04      5,000      5,000,000
   Grapevine GO Series 1995 MB
     (AAA,Aaa)
     5.25%                              02/15/05        500        516,509
   Gulf Coast Waste Disposal Authority
     RB (Air Products Project) Series
     1999 AMT DN (A-1,VMIG-1)
     1.16%(b)                           05/07/04     10,000     10,000,000
   Gulf Coast Waste Disposal Authority
     RB (Waste Management Project)
     Series 2004A AMT DN (J.P. Morgan
     Chase Bank LOC) (A-1+)
     1.15%(b)                           05/07/04      2,500      2,500,000
   Harris County GO (Toll Road Project)
     Series 1994 MB (AAA,Aa1)
     6.12%                              08/15/04      1,500      1,549,221

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Texas (continued)
   Harris County Housing Financing
     Corporation Multi-Family Housing
     RB (Torrey Chase Apartments
     Project) Series 1998 AMT DN
     (General Electric Co. Guaranty)
     (P-1)
     1.39%(b)                           05/07/04    $10,920    $10,920,000
   Harris County RB (Port of Houston
     Authority Project) Series 2002 MB
     5.00%                              05/01/04        200        200,000
   Houston Housing Finance
     Corporation RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2004 PT-2101 AMT DN (Merrill
     Lynch & Co. Guaranty)
     1.23%(b)                           05/07/04      5,985      5,985,000
   Montgomery County IDRB (Sawyer
     Research Products, Inc. Project)
     Series 1995 AMT DN (KeyBank
     N.A. LOC)
     1.27%(b)                           05/07/04        868        867,500
   Northside Independent School
     District GO (School Building
     Project) Series 2003 MB (Bank of
     America N.A. SBPA)
     (A-1+,MIG-1,F-1+)
     1.02%                              06/15/04      4,000      4,000,000
   Panhandle Regional Housing Finance
     RB Series 2004 PT-2086 AMT DN
     (Merrill Lynch & Co. Guaranty)
     (AA-,F-1+)
     1.23%(b)                           05/07/04      3,365      3,365,000
   Port Arthur Navigation District
     Industrial Development
     Corporation Exempt Facilities RB
     (Air Products & Chemical Project)
     Series 2000 AMT DN (A-1,VMIG-1)
     1.16%(b)                           05/07/04     10,000     10,000,000
   Texas GO Series 2003 TRAN
     (SP-1+,MIG-1)
     2.00%                              08/31/04     55,455     55,645,369
   Texas Public Finance Authority GO
     Series 2003 MB (AA,Aa1)
     3.00%                              10/01/04      1,000      1,007,591
   Texas State Department of Housing
     & Community Affairs Multi-Family
     RB (Merrill Lynch P-Float Trust
     Receipts) Series 2001 PT-1278
     AMT DN (Merrill Lynch & Co.
     Guaranty) (A-1C+)
     1.23%(b)                           05/07/04      9,065      9,065,000
   Texas State Department of Housing
     & Community Affairs Multi-Family
     RB Series 2001 PT-1347 AMT DN
     (Merrill Lynch & Co. Guaranty)
     (A-1C+)
     1.23%(b)                           05/07/04     10,655     10,655,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNICASH
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)        VALUE
                                         ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Texas (continued)
   Texas State Department of Housing
     & Community Affairs Multi-Family
     RB Series 2003 PT-1868 AMT DN
     (Merrill Lynch & Co. Guaranty)
     1.23%(b)                            05/07/04    $ 3,970    $  3,970,000
   Victory Street Public Facilities
     Corporation Texas Multi-Family RB
     Series 2003 PT-2059 AMT DN
     (Merrill Lynch & Co. Guaranty)
     1.23%(b)                            05/07/04      7,300       7,300,000
                                                                ------------
                                                                 163,876,190
                                                                ------------
Vermont - 0.4%
   Vermont Educational & Health
     Buildings Financing Agency RB
     (Rutland Medical Center Project)
     Series 2001A DN (National
     Westminster Bank LOC) (A-1)
     1.16%(b)                            05/07/04      6,600       6,600,000
   Vermont IDRB (Alpine Pipeline Co.
     Project) Series 1999 AMT DN
     (KeyBank N.A. LOC)
     1.27%(b)                            05/07/04      1,265       1,265,000
                                                                ------------
                                                                   7,865,000
                                                                ------------
Virginia - 2.2%
   Botetourt County IDRB (Altec
     Industries Project) Series 2001
     AMT DN (Amsouth Bank of
     Alabama LOC) (A-1)
     1.30%(b)                            05/07/04      2,600       2,600,000
   Cabell Lifecare Facilities RB (Foster
     Foundation Project) Series 2003
     DN (Huntington National Bank
     LOC)
     1.15%(b)                            05/07/04      4,500       4,500,000
   Capital Region Airport Commission
     RB (Richmond International
     Airport Project) Series 1995C AMT
     DN (Credit Locale de France LOC)
     (A-1+,VMIG-1)
     1.20%(b)                            05/07/04      1,305       1,305,000
   Chesterfield County IDRB (Lumberg,
     Inc. Project) Series 1998 AMT DN
     (NationsBank LOC) (A-1+)
     1.20%(b)                            05/07/04        800         800,000
   Chesterfield County IDRB Series
     2003 PT-886 DN (Merrill Lynch &
     Co. Guaranty) (F-1+)
     1.19%(b)                            05/07/04     22,595      22,595,000
   Greensville County IDRB (Perdue
     Farms, Inc. Project) Series 1986
     AMT DN (SunTrust Bank LOC)
     1.17%(b)                            05/07/04      1,600       1,600,000

                                                        PAR
                                          MATURITY     (000)        VALUE
                                         ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Virginia (continued)
   King George County IDA Solid Waste
     Disposal Facility RB (Garnet of
     Virginia, Inc. Project) Series 1996
     AMT DN (Morgan Guaranty Trust
     LOC) (A-1+)
     1.20%(b)                            05/07/04    $   300    $    300,000
   Mount Jackson IDRB (Bowman Apple
     Products Project) Series 2002 AMT
     DN (Bank of America N.A. LOC)
     (VMIG-1)
     1.17%(b)                            05/07/04      4,500       4,500,000
   Nelson County IDRB (Taylor Ramsey
     Corp. Project) Series 1999 AMT DN
     (Bank of America N.A. LOC)
     1.20%(b)                            05/07/04        800         800,000
   Norfolk Redevelopment & Housing
     Authority Multi-Family Housing RB
     (Residential Rental Project) Series
     2003 AMT DN (SunTrust Bank LOC)
     1.27%(b)                            05/07/04      2,064       2,064,000
   Richmond IDRB (PM Beef Co.
     Project) Series 1997 AMT DN
     (Bank of America N.A. LOC)
     1.24%(b)                            05/07/04      1,400       1,400,000
   Smyth County IDRB (Summit
     Properties Project) Series 1995
     AMT DN (Fifth Third Bank N.A.
     LOC) (VMIG-1)
     1.11%(b)                            05/07/04        100         100,000
   Virginia Beach Development
     Authority Multi-Family Housing RB
     (Residential Rental Housing
     Project) Series 2002 AMT DN
     (Branch Banking & Trust Co. LOC)
     1.27%(b)                            05/07/04      1,780       1,780,000
   Virginia Public School Authority RB
     (School Financing Project) Series
     2003D MB (AA+,Aa1)
     2.50%                               08/01/04      2,820       2,839,784
   Virginia Public School Authority RB
     Series 1994A MB (Aa1,AA)
     6.12%                               08/01/04        600         619,540
   Virginia Small Business Financing
     Authority RB (Coastal Development
     Group Project) Series 1989 AMT
     DN (Branch Banking & Trust Co.
     LOC)
     1.60%(b)                            05/07/04        135         135,000
                                                                ------------
                                                                  47,938,324
                                                                ------------
Washington - 3.4%
   Chelan County Public Utility District
     RB Series 2001B DN (MBIA
     Insurance, Wachovia Bank N.A.
     SBPA) (A-1)
     1.20%(b)                            05/07/04      5,000       5,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   MUNICASH
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                         PAR
                                           MATURITY     (000)        VALUE
                                          ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Washington (continued)
   Pilchuck Public Development
     Corporation RB (Holden-
     McDaniels Partners Project) Series
     1996 AMT DN (KeyBank N.A. LOC)
     1.27%(b)                             05/07/04    $ 1,745    $ 1,745,000
   Port of Seattle RB Series 2003
     PT-1718 DN (FGIC Insurance,
     Banque Nationale de Paribas
     SBPA) (A-1+)
     1.18%(b)                             05/07/04      1,800      1,800,000
   Port of Seattle GO (Stars Certificates
     Project) Series 2004-47 AMT DN
     (FSA Insurance, Banque Nationale
     de Paribas SBPA) (AAA,VMIG-1)
     1.18%(b)                             05/07/04      5,345      5,345,000
   Port of Seattle RB (Wachovia Merlot
     Trust Receipts) Series 2002B-04
     AMT DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.20%(b)                             05/07/04     13,545     13,545,000
   Port of Seattle RB Series 2003
     PT-1719 DN (FGIC Insurance,
     Banque Nationale de Paribas
     SBPA)
     1.20%(b)                             05/07/04      1,545      1,545,000
   Port of Seattle RB Series 2003
     PT-720 AMT DN (FGIC Insurance,
     Banque Nationale de Paribas
     SBPA) (A-1+)
     1.20%(b)                             05/07/04      2,500      2,500,000
   Seattle Housing Authority RB (High
     Point Project Phase I) Series 2003
     DN (Bank of America N.A. LOC)
     1.17%(b)                             05/07/04      6,400      6,400,000
   Seattle Housing Authority RB
     (Newholly Phase 111 Project)
     Series 2002 AMT DN (KeyBank
     N.A. LOC) (VMIG-1)
     1.17%(b)                             05/07/04      2,355      2,355,000
   Seattle Housing Authority RB
     (Rainier Vista Project Phase I)
     Series 2003 AMT DN (KeyBank
     N.A. LOC) (A-1)
     1.15%(b)                             05/07/04      5,625      5,625,000
   Washington State GO Series
     1994R-95A MB (AA+,Aa1,AA)
     5.80%                                10/01/04      2,000      2,039,671
   Washington State Housing Financing
     Committee Non-Profit Housing RB
     (Emerald Heights Project) Series
     2003 DN (Bank of America N.A.
     LOC) (F-1+)
     1.05%(b)                             05/07/04     10,260     10,260,000

                                                         PAR
                                           MATURITY     (000)        VALUE
                                          ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Washington (continued)
   Washington State Housing Financing
     Committee Non-Profit Housing RB
     Series 2003 PT-838 AMT DN (AIG
     Insurance, Merrill Lynch & Co.
     SBPA)
     1.19%(b)                             05/07/04    $ 3,810    $ 3,810,000
   Washington State Housing Financing
     Committee Non-Profit Housing RB
     Series 2003 PT-892 DN (AIG
     Insurance, Merrill Lynch & Co.
     SBPA)
     1.19%(b)                             05/07/04     13,040     13,040,000
   Yakima County Public Corporation
     RB (Michelsen Packaging Co.
     Project) Series 2000 AMT DN
     (Bank of America N.A. LOC) (A-1+)
     1.25%(b)                             05/07/04        795        795,000
                                                                  -----------
                                                                  75,804,670
                                                                 -----------
West Virginia - 0.1%
   West Virginia State Hospital RB (West
     Virginia Hospital Pooled Financing
     Program) Series 2001B-2 DN
     (Branch Banking & Trust Co. LOC)
     1.29%(b)                             05/07/04      1,660      1,660,000
                                                                 -----------
Wisconsin - 2.1%
   Kohler Village Solid Waste Disposal
     RB (Kohler Project) Series 1997
     AMT DN (Wachovia Bank N.A. LOC)
     1.21%(b)                             05/07/04      4,000      4,000,000
   Mequon IDRB (Johnson Level GRW
     Investment Project) Series 1995
     AMT DN (Bank One N.A. LOC)
     1.28%(b)                             05/07/04        890        890,000
   Oshkosh IDRB (Oskosh Coil Spring
     Project) Series 2000A AMT DN
     (Bank One Wisconsin LOC)
     1.28%(b)                             05/07/04      2,100      2,100,000
   Sauk County GO Series 2001A MB
     3.25%                                10/01/04        500        504,363
   Wisconsin GO Series 2004-1 MB
     0.96%                                07/15/04      6,000      6,000,000
   Wisconsin Health & Educational
     Facilities RB (Pooled Loan
     Financing Program) Series 2002E
     DN (Associated Bank N.A. LOC)
     (VMIG-1)
     1.29%(b)                             05/07/04      2,200      2,200,000
   Wisconsin Housing & Economic
     Development Authority Single
     Family RB (Merrill Lynch P-Float
     Trust Receipts) Series 2003 PT-758
     AMT DN (Security Life of Denver
     Insurance, Merrill Lynch SBPA)
     1.19%(b)                             05/07/04     14,990     14,990,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    MUNICASH
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------

                                                         PAR
                                          MATURITY      (000)            VALUE
                                         ----------   ---------      -------------
MUNICIPAL BONDS (Continued)
Wisconsin (continued)
   Wisconsin Housing & Economic
     Development Authority Single
     Family RB (Merrill Lynch P-Float
     Trust Receipts) Series 2003 PT-860
     DN (Bayeriche Landesbank
     Girozentrale SBPA, Merrill Lynch &
     Co. Guaranty)
     1.19%(b)                             05/07/04    $ 13,455       $   13,455,000

                                                                     --------------
                                                                         44,139,363
                                                                     --------------
Wyoming - 1.4%
   Cheyenne IDRB (Grobet File Co., Inc.
     Project) Series 2001 AMT DN
     (National City Bank N.A. LOC)
     1.21%(b)                             05/07/04       2,700            2,700,000
   Green River RB (Rhone-Poulenc LP
     Project) Series 1994 AMT DN (Fleet
     National Bank LOC) (VMIG-1)
     1.35%(b)                             05/07/04      11,400           11,400,000
   Lincoln County PCRB (Exxon Project)
     Series 1985 DN (Exxon Mobil
     Guaranty) (A-1+,P-1)
     1.04%(b)                             05/07/04      15,000           15,000,000

                                                                     --------------
                                                                         29,100,000
                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $2,201,511,222(a))                              102.9%       2,201,511,222
LIABILITIES IN EXCESS
   OF OTHER ASSETS                                        (2.9)%        (62,907,382)
                                                      --------       --------------
NET ASSETS (Equivalent
   to $1.00 per share
   based on 2,050,830,992
   Institutional Shares,
   87,854,997 Dollar
   Shares, 2,148 Bear
   Stearns Premier Select
   Shares and 2,142 Bear
   Stearns Premier
   Shares outstanding)                                   100.0%      $2,138,603,840
                                                      ========       ==============

                                                                         VALUE
                                                                     -------------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($2,050,746,591/2,050,830,992)                                             $1.00
                                                                              =====
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   DOLLAR SHARE
   ($87,852,960/87,854,997)                                                   $1.00
                                                                              =====
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SELECT SHARE
   ($2,147/2,148)                                                             $1.00
                                                                              =====
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SHARE
   ($2,142/2,142)                                                             $1.00
                                                                              =====

--------------

 (a) Aggregate cost for Federal tax purposes.
 (b) Rates shown are the rates as of April 30, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2004, the Fund held 0.9% of its net assets, with a current market value of $18,900,000, in securities restricted as to resale.

        ------------------------------------------------------------
                                  MUNICASH
                            MATURITY INFORMATION
                               APRIL 30, 2004
                                 (UNAUDITED)

                MATURITY              PAR          PERCENTAGE
           ------------------   ---------------   ------------
                1 - 30 Days     $1,737,915,721        79.0%
               31 - 60 Days         81,831,300         3.6
               61 - 90 Days         43,050,900         2.0
              91 - 120 Days         37,088,900         1.7
             121 - 150 Days        100,150,000         4.6
              Over 150 Days        199,846,927         9.1
                                                     -----
                                                     100.0
                                                     =====

                    Average Weighted Maturity - 37 days
        ------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            BLACKROCK LIQUIDITY FUNDS
                              CALIFORNIA MONEY FUND
                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2004
                                   (UNAUDITED)


--------------------------------------------------------------------------------

                                                          PAR
                                            MATURITY     (000)         VALUE
                                           ----------  ---------    ------------
MUNICIPAL BONDS - 100.9%
California - 94.0%
   ABAG Finance Authority Non-Profit
     Corporations RB (Blood Centers of
     Pacific Project) Series 2002A DN
     (Wells Fargo Bank LOC) (A-1+)
     0.99%(b)                               05/03/04    $ 5,890      $ 5,890,000
   ABAG Finance Authority Non-Profit
     Corporations RB (Lease Revenue
     Pass-Through Obligation) Series
     2003A DN (Societe Generale LOC)
     (A-1+)
     1.15%(b)                               05/07/04      1,845        1,845,000
   Alameda-Contra Costa Schools
     Finance Authority Certificates of
     Participation (Captial
     Improvements Financing Project)
     Series 1997F DN (Kredietbank N.V.
     LOC) (A-1+)
     1.15%(b)                               05/07/04        800          800,000
   California Communities Housing &
     Finance Agency RB (Lease
     Revenue Pass-Through Obligation)
     Series 2001A DN (Societe Generale
     LOC) (A-1+)
     1.15%(b)                               05/07/04      4,000        4,000,000
   California Department of Water
     Resource Power Supply RB Series
     2002C-7 DN (FSA Insurance, Dexia
     Credit SBPA) (A-1+,VMIG-1)
     1.11%(b)                               05/07/04      4,850        4,850,000
   California Educational Facilities
     Authority RB (Art Center Design
     College Project) Series 2002A DN
     (Allied Irish Bank PLC LOC)
     (VMIG-1)
     1.17%(b)                               05/07/04      3,745        3,745,000
   California Educational Facilities
     Authority RB (Santa Clara
     University Project) Series 2002B
     DN (MBIA Insurance, Allied Irish
     Bank PLC SBPA) (VMIG-1)
     1.07%(b)                               05/07/04      2,000        2,000,000
   California Educational Facilities
     Authority RB (University of
     Southern California Project) Series
     2003C MB (A-1+,MIG-1)
     1.01%                                  03/18/05      7,000        7,000,000
   California Floating Rate Receipts GO
     Series 1997 SG-91 DN (FGIC
     Insurance, Societe Generale LOC)
     (A-1+)
     1.13%(b)                               05/07/04     10,120       10,120,000
   California GO (ABN-AMRO Munitops
     Trust Certificates) Series 2003 DN
     (AMBAC Insurance, ABN-AMRO
     Bank N.V. SBPA ) (VMIG-1,F-1+)
     1.14%(b)                               05/07/04      6,000        6,000,000

                                                          PAR
                                            MATURITY     (000)         VALUE
                                           ----------  ---------    ------------
MUNICIPAL BONDS (Continued)
California (continued)
   California GO (Wachovia Merlots
     Trust Receipts) Series 2002A-47
     DN (MBIA Insurance, Wachovia
     Bank N.A. LOC) (VMIG-1)
     1.10%(b)                               05/07/04    $ 3,385      $ 3,385,000
   California GO (Wavhovia Merlots
     Trust Receipts) Series 2003 DN
     (AMBAC Insurance, Wachovia Bank
     N.A. LOC) (VMIG-1)
     1.10%(b)                               05/07/04      5,185        5,185,000
   California GO Series 2003A RAN
     (Nordbanken LOC)
     (SP-1+, MIG-1,F-1+)
     2.00%                                  06/23/04      2,000        2,002,683
   California GO Series 2003C-1 DN
     (Landesbank Hessen-Thuringen
     Girozentrale LOC)
     (A-1,VMIG-1,F-1+)
     1.09%(b)                               05/07/04      3,000        3,000,000
   California Health Facilities Financing
     Authority RB (Catholic Healthcare
     West Project) Series 1988B DN
     (MBIA Insurance, Morgan Guaranty
     Trust SBPA) (A-1+, VMIG-1)
     1.11%(b)                               05/07/04      2,500        2,500,000
   California Health Facilities Financing
     Authority RB Series 1999 PA-587
     DN (Merrill Lynch Capital Services
     Guaranty) (A-1+)
     1.17%(b)                               05/07/04     10,000       10,000,000
   California Health Facilities Financing
     Authority RB Series 2002-591 DN
     (Morgan Stanley Group LOC) (A-1+)
     1.14%(b)                               05/07/04      9,400        9,400,000
   California Infrastructure & Economic
     Development Bank RB (Academy
     of Motion Pictures Arts & Science
     Project) Series 2002 DN (AMBAC
     Insurance, J.P. Morgan Chase LOC)
     (A-1+,VMIG-1)
     1.09%(b)                               05/07/04      2,500        2,500,000
   California Infrastructure & Economic
     Development Bank RB (J. Paul
     Getty Trust) Series 2003B MB
     (A-1+,MIG-1)
     1.17%                                  02/01/05      5,000        5,000,000
   California Infrastructure & Economic
     Development Bank RB Series
     2002B DN (Kredietbank N.V. LOC)
     (A-1+)
     1.07%(b)                               05/03/04      7,300        7,300,000
   California Municipal Securities Trust
     Receipts RB Series 1997 SGA-58
     DN (FGIC Insurance, Societe
     Generale SBPA) (SP-1+,VMIG-1)
     1.14%(b)                               05/07/04      5,665        5,665,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              CALIFORNIA MONEY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------

                                                          PAR
                                           MATURITY      (000)          VALUE
                                          ----------   ---------     -----------
MUNICIPAL BONDS (Continued)
California (continued)
   California Statewide Communities
     Development Authority
     Multi-Family RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2000 PT-1268 DN (Merrill Lynch
     Capital Services Liquidity facility)
     (A-1+)
     1.17%(b)                             05/07/04     $ 10,000     $ 10,000,000
   Cupertino Unified School District GO
     Series 2003 TRAN
     1.50%                                06/30/04        8,900        8,908,529
   Foothill-De Anza Community College
     GO Series 2000Y DN (Wachovia
     Bank N.A. LOC) (VMIG-1)
     1.10%(b)                             05/07/04        4,475        4,475,000
   Fresno County GO Series 2003 TRAN
     (SP-1+)
     2.00%                                06/30/04        5,000        5,007,834
   Glendale Hospital RB Series
     2002-590 DN (Morgan Stanley
     Group LOC) (A-1+)
     1.14%(b)                             05/07/04        8,800        8,800,000
   Grossmont-Cuyamaca Community
     College District GO Series 2003A
     MB (MBIA Insurance) (AAA, Aaa)
     2.50%                                08/01/04        2,650        2,659,982
   Irvine Improvement Board ACT 1915
     RB (Assessment District Project)
     Series 2004A DN (Bank of New
     York, California State Teachers
     Retirement System LOC) (VMIG-1)
     1.09%(b)                             05/03/04       10,000       10,000,000
   Kern County GO Series 2003 TRAN
     (SP-1+)
     2.00%                                06/30/04       14,400       14,425,727
   Los Angeles County Public Works
     Finance Authority Lease RB Series
     2000J DN (AMBAC Insurance,
     Wachovia Bank N.A. LOC) (VMIG-1)
     1.10%(b)                             05/07/04        5,000        5,000,000
   Los Angeles County Water & Power
     RB (Power System Project) Series
     2002A-8 DN (Bayerische
     Landesbank Girozentrale LOC,
     Banque Nationale de Paribas LOC,
     Dexia Credit LOC, J.P. Morgan
     Chase LOC, Westdeutsche
     Landesbank Girozentrale SBPA)
     (A-1+, VMIG-1)
     1.14%(b)                             05/07/04        5,100        5,100,000
   Los Angeles GO Series 2003 TRAN
     (SP-1+, MIG-1, F-1+)
     2.00%                                06/30/04        5,500        5,509,373

                                                          PAR
                                           MATURITY      (000)          VALUE
                                          ----------   ---------     -----------
MUNICIPAL BONDS (Continued)
California (continued)
   Los Angeles Unified School District
     GO (ABN-AMRO Munitops Trust
     Certificates) Series 1999C DN
     (MBIA Insurance, ABN-AMRO Bank
     N.V. SBPA) (VMIG-1)
     1.16%(b)                             05/07/04     $  4,600     $  4,600,000
   Los Angeles Unified School District
     GO Series 1997E DN (MBIA
     Insurance, Wachovia Bank N.A.
     LOC) (VMIG-1)
     1.10%(b)                             05/07/04        4,990        4,990,000
   Los Angeles Unified School District
     GO Series 2003A TRAN
     (SP-1+, MIG-1)
     2.00%                                07/01/04       13,000       13,022,417
   Los Angeles Wastewater Systems RB
     Series 2001A MB (FGIC Insurance)
     (A-1+, MIG-1, F-1+)
     1.15%                                12/09/04        2,500        2,500,000
   Los Angeles Wastewater Systems RB
     Series 2002A DN (FGIC Insurance,
     Bank of America N.A. Liquidity
     Facility) (A-1+)
     1.12%(b)                             05/07/04        5,000        5,000,000
   Metropolitan Water Distribution
     Southern California Waterworks
     RB Series 2000B-3 DN
     (Westdeutsche Landesbank
     Girozentrale LOC)
     (A-1+, VMIG-1, F-1+)
     1.08%(b)                             05/03/04        7,050        7,050,000
   Metropolitan Water Distribution
     Southern California Waterworks
     RB Series 2001C-2 DN
     (Westdeutsche Landesbank
     Girozentrale LOC)
     (A-1+, VMIG-1, F-1+)
     1.02%(b)                             05/03/04       11,100       11,100,000
   Newport Beach RB (Hoag Memorial
     Presbyterian Hospital Project)
     Series 1992 DN (Bank of America
     SBPA) (A-1+, VMIG-1)
     1.04%(b)                             05/03/04       10,680       10,680,000
   Oakland Unified School District of
     Alameda County GO (Bear Stearns
     Trust Certificates) Series
     2002A-9035 DN (FGIC Insurance,
     Bear Stearns Capital Markets
     Liquidity Facility) (A-1)
     1.11%(b)(c)                          05/07/04       11,095       11,095,000
   Orange County Sanitation District RB
     Series 2000B AMT DN (Dexia
     Public Finance Bank SBPA)
     (A-1+, VMIG-1)
     1.09%(b)                             05/03/04        5,490        5,490,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              CALIFORNIA MONEY FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                  (UNAUDITED)


--------------------------------------------------------------------------------

                                                           PAR
                                            MATURITY      (000)        VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
California (continued)
  Pacific Housing & Finance Agency RB
    (Lease Revenue Pass-Through
    Obligation) Series 2001A DN
    (Societe Generale LOC) (A-1+)
    1.15%(b)                               05/07/04     $   4,000    $ 4,000,000
  Port of Oakland GO Series 2003 TECP
    (Bank of America N.A. LOC, J.P.
    Morgan Chase LOC) (A-1+)
    0.93%                                  06/09/04        10,780     10,780,000
  Riverside County Certificates of
    Participation (Riverside County
    Public Facilities Project) Series
    1985B DN (State Street LOC)
    (A-1+, VMIG-1)
    1.07%(b)                               05/07/04        13,500     13,500,000
  Sacramento County Board of
    Education GO Series 2004 TRAN
    2.00%                                  10/01/04        12,000     12,049,162
  Sacramento Municipal Utilities
    District RB (ABN-AMRO Munitops
    Trust Certificates) Series 2003-17
    DN (MBIA Insurance, ABN-AMRO
    Bank N.V. SBPA) (VMIG-1)
    1.14%(b)                               05/07/04        11,835     11,835,000
  Sacramento Municipal Utility District
    RB (Macon Trust Certificates)
    Series 2002M DN (AMBAC
    Insurance, Kredietbank N.V. LOC)
    (A-1+)
    1.12%(b)                               05/07/04         3,975      3,975,000
  Sacramento Municipal Utility District
    RB Series 2000A DN (AMBAC
    Insurance, Wachovia Bank N.A.
    LOC) (VMIG-1)
    1.10%(b)                               05/03/04         7,855      7,855,000
  Sacramento Unified School District
    GO (ABN-AMRO Munitops Trust
    Certificates) Series 2002-9 MB
    (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (MIG-1, F-1+)
    1.12%                                  06/18/04         7,485      7,485,000
  Sacramento Unified School District
    GO Series 2003-04 TRAN (MIG-1)
    2.00%                                  11/12/04         5,000      5,025,029
  San Diego GO Series 2003 TRAN
    (SP-1+, MIG-1, F-1+)
    1.75%                                  06/30/04         2,000      2,002,594
  San Francisco City & County Public
    Utilities RB (Commission for Clean
    Water Project) Series 2003A DN
    (MBIA Insurance, Wachovia Bank
    N.A. LOC) (VMIG-1)
    1.10%(b)                               05/07/04         3,190      3,190,000

                                                           PAR
                                            MATURITY      (000)        VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
California (continued)
  San Jose Evergreen Community
    College District RB Series 2002J
    DN (MBIA Insurance, Bank of New
    York SBPA) (VMIG-1)
    1.12%(b)                               05/07/04     $   8,278    $ 8,278,500
  San Jose Multi-Family Housing RB
    (Timberwood Apartments Project)
    Series 1995A DN (Wells Fargo
    Bank LOC) (VMIG-1)
    1.10%(b)                               05/07/04         2,775      2,775,000
  Southern California Public Power
    Authority RB (San Juan Power
    Project) Series 2002 DN (FSA
    Insurance, Wachovia Bank N.A.
    LOC) (VIMG-1)
    1.10%(b)                               05/07/04         1,635      1,635,000
  Ventura County GO Series 2003 TRAN
    (SP-1+, MIG-1)
    1.50%                                  07/01/04        10,000     10,009,900
                                                                    ------------
                                                                     361,996,730
                                                                    ------------
Puerto Rico - 6.9%
  Commonwealth of Puerto Rico
    Electric Power Authority RB
    (Goldman Sachs Trust Receipts)
    Series 2002-1 DN (MBIA
    Insurance, Bank of New York
    SBPA) (A-1+)
    1.07%(b)                               05/07/04         3,000      3,000,000
  Commonwealth of Puerto Rico
    Infrastructure Financing Authority
    Special Obligation Bonds
    (ABN-AMRO Munitops Trust
    Certificates) Series 2000A-17 MB
    (ABN-AMRO Bank N.V. SBPA)
    (MIG-1, F-1+)
    1.06%                                  09/22/04         7,500      7,500,000
  Commonwealth of Puerto Rico Public
    Improvement GO Series 2001 DN
    (FSA Insurance, Toronto Dominion
    LOC) (A-1+)
    1.07%(b)                               05/03/04         4,445      4,445,000
  Commonwealth of Puerto Rico Public
    Improvement GO Series 2002A DN
    (FGIC Insurance, Salomon Smith
    Barney Liquidity Facility) (VMIG-1)
    1.11%(b)                               05/07/04         1,905      1,905,000
  Commonwealth of Puerto Rico Public
    Improvement GO Series 2003
    TRAN (SP-1+, MIG-1)
    2.00%                                  07/30/04         5,000      5,012,597
  Puerto Rico Public Financing
    Corporation RB Series 2004-911
    DN (CIFG-TCRS Credit Support,
    Morgan Stanley Group Liquidity
    Facility) (AAA, F-1+)
    1.12%(b)                               05/07/04         4,500      4,500,000
                                                                    ------------
                                                                      26,362,597
                                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             CALIFORNIA MONEY FUND
                      STATEMENT OF NET ASSETS (CONCLUDED)
                                  (UNAUDITED)


--------------------------------------------------------------------------------

                                                       Value
                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $388,359,327(a))                100.9%      $388,359,327
LIABILITIES IN EXCESS OF
  OTHER ASSETS                           (0.9)%       (3,534,653)
                                        -----       ------------
NET ASSETS (Equivalent to
  $1.00 per share based on
  372,824,824 Institutional
  Shares, 1,406,165 Dollar
  Shares, 181,359 Cash
  Management Shares,
  10,602,720 Bear Stearns
  Shares, 2,149 Bear Stearns
  Premier Select Shares,
  2,138 Bear Stearns Private
  Client Shares and 3,044
  Bear Stearns Premier
  Shares outstanding)                   100.0%      $384,824,674
                                        =====       ============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($372,632,820/372,824,824)                               $1.00
                                                           =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
  ($1,401,144/1,406,165)                                   $1.00
                                                           =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
  ($181,352/181,359)                                       $1.00
                                                           =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
  ($10,602,027/10,602,720)                                 $1.00
                                                           =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SELECT SHARE
  ($2,149/2,149)                                           $1.00
                                                           =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
  ($2,138/2,138)                                           $1.00
                                                           =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
  ($3,044/3,044)                                           $1.00
                                                           =====

  (a) Aggregate cost for Federal tax purposes.
  (b) Rates shown are the rates as of April 30, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2004, the Fund held 2.9% of its net assets, with a current market value of $11,095,000, in securities restricted as to resale.

      -------------------------------------------------------------
                         CALIFORNIA MONEY FUND
                         MATURITY INFORMATION
                            APRIL 30, 2004
                              (UNAUDITED)

                MATURITY               PAR          PERCENTAGE
          -------------------    ---------------   -----------
                 1 - 30 Days      $262,458,500        67.6%
                31 - 60 Days        20,265,000         5.2
                61 - 90 Days        58,800,000        15.1
               91 - 120 Days         7,650,000         2.1
              121 - 150 Days         7,500,000         1.9
               Over 150 Days        31,500,000         8.1
                                                     -----
                                                     100.0
                                                     =====


                  Average Weighted Maturity - 38 days
      -------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           BLACKROCK LIQUIDITY FUNDS
                              NEW YORK MONEY FUND
                            STATEMENT OF NET ASSETS
                                 APRIL 30, 2004
                                  (UNAUDITED)


--------------------------------------------------------------------------------

                                                           PAR
                                            MATURITY      (000)        VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS - 96.2%
New York - 91.9%
  Buffalo GO Series 2003A RAN
    2.75%                                  07/29/04     $   2,700    $ 2,710,901
  City of New York GO Series 1994H-4
    DN (Kredietbank N.V. LOC)
    (A-1, VMIG-1)
    1.06%(b)                               05/03/04         2,400      2,400,000
  City of New York GO Series 1997 DN
    (AMBAC Insurance, Societe
    Generale Liquidity Facility) (A-1+)
    1.12%(b)                               05/07/04         1,760      1,760,000
  City of New York GO Series 2004H-4
    DN (A-1+, VMIG-1)
    1.09%(b)                               05/03/04           400        400,000
  City of New York Housing
    Development Corporation
    Multi-Family Rental Housing RB
    (Columbus Apartments Project)
    Series 1995A DN (Federal National
    Mortgage Association Guaranty)
    (A-1+)
    1.08%(b)                               05/07/04         1,200      1,200,000
  City of New York Housing
    Development Corporation
    Multi-Family Rental Housing RB
    (Parkgate Development Project)
    Series 1998A DN (Federal National
    Mortgage Association Guaranty)
    (A-1+)
    1.03%(b)                               05/07/04         1,000      1,000,000
  City of New York Housing
    Development Corporation
    Multi-Family Rental Housing RB
    (Related Monterey Project) Series
    1997A DN (Federal National
    Mortgage Association Guaranty)
    (A-1+)
    1.08%(b)                               05/07/04         2,500      2,500,000
  City of New York IDA Civic Facilities
    RB (Abraham Joshua Heschel
    Project) Series 2002 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    1.09%(b)                               05/07/04         2,000      2,000,000
  City of New York IDA Civic Facilities
    RB (Hewitt School Project) Series
    2002 DN (M&T Bank Corp. LOC)
    1.10%(b)                               05/07/04         1,600      1,600,000
  City of New York Municipal
    Assistance Corporation RB Series
    1996G MB (AA+, Aa1)
    5.50%                                  07/01/04           300        302,221
  City of New York Municipal Water
    Finance Authority Water & Sewer
    Systems RB Series 2001F-1 DN
    (Credit Locale de France LOC)
    (A-1+, VMIG-1)
    1.12%(b)                               05/03/04         3,085      3,085,000

                                                           PAR
                                            MATURITY      (000)         VALUE
                                           ----------  ----------   ------------
MUNICIPAL BONDS (Continued)
New York (continued)
  City of New York Municipal Water
    Finance Authority Water & Sewer
    Systems RB Series 2001F-2 DN
    (Morgan Guaranty Trust SBPA)
    (VMIG-1)
    1.05%(b)                               05/03/04     $   9,100    $ 9,100,000
  City of New York Municipal Water
    Finance Authority Water & Sewer
    Systems RB Series 2002B MB
    (AA, Aa2)
    5.00%                                  06/15/04         8,000      8,039,612
  City of New York Municipal Water
    Finance Authority Water & Sewer
    Systems RB Series 2004R-4061
    ROC-II DN (Citigroup Global
    Market Holdings, Inc. SBPA)
    1.11%(b)                               05/07/04         3,000      3,000,000
  City of New York Transitional Finance
    Authority Financing RB (Citibank
    Eagle Tax-Exempt Trust Receipts)
    DN (AMBAC Insurance, Citibank
    Liquidity Facility) (VMIG-1)
    1.11%(b)                               05/07/04         8,000      8,000,000
  City of New York Transitional Finance
    Authority Financing RB (Citibank
    Eagle Tax-Exempt Trust Receipts)
    Series 2000 DN (Citibank Liquidity
    Facility) (A-1+)
    1.11%(b)                               05/07/04         9,900      9,900,000
  City of New York Transitional Finance
    Authority Financing RB (Citibank
    Eagle Tax-Exempt Trust Receipts)
    Series 2001 DN (Citibank Liquidity
    Facility) (A-1+)
    1.11%(b)                               05/07/04         3,300      3,300,000
  City of New York Transitional Finance
    Authority Financing RB (Future Tax
    Secured Bonds) Series 1998A-2
    DN (Morgan Guaranty Trust LOC)
    (A-1+, VMIG-1)
    1.07%(b)                               05/07/04           300        300,000
  City of New York Transitional Finance
    Authority Financing RB (Future Tax
    Secured Bonds) Series 1998C DN
    (Bayerische Landesbank
    Girozentrale LOC) (A-1+, VMIG-1)
    1.08%(b)                               05/03/04           600        600,000
  City of New York Trust for Cultural
    Resources RB (Manhattan School
    of Music Project) Series 2000 DN
    (A-1)
    1.08%(b)                               05/07/04         2,000      2,000,000
  City of New York Trust for Cultural
    Resources RB (The Museum of
    Broadcasting Project) Series 1989
    DN (KBC Bank LOC) (A-1+, VMIG-1)
    1.05%(b)                               05/07/04         2,400      2,400,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               NEW YORK MONEY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------

                                                          PAR
                                           MATURITY      (000)          VALUE
                                          ----------  -----------    -----------
MUNICIPAL BONDS (Continued)
New York (continued)
   Dormitory Authority of the State of
     New York RB (Glen Eddy, Inc.
     Project) Series 2000 DN (Fleet
     National Bank LOC) (A-1)
     1.07%(b)                              05/07/04     $ 1,495      $ 1,495,000
   Dormitory Authority of the State of
     New York RB (Mental Health
     Services Project) Series 2003D-2B
     DN (Credit Locale de France LOC)
     (A-1+)
     1.07%(b)                              05/07/04         600          600,000
   Dormitory Authority of the State of
     New York RB (Teresian Housing
     Corp. Project) Series 2003 DN
     (Lloyds Bank LOC) (A-1+)
     1.07%(b)                              05/07/04       5,000        5,000,000
   Dormitory Authority of the State of
     New York RB (Wachovia Merlots
     Trust Receipts) Series 2001A-30
     DN (AMBAC Insurance, Wachovia
     Bank N.A. SBPA) (VMIG-1)
     1.11%(b)                              05/07/04       2,990        2,990,000
   Dormitory Authority of the State of
     New York RB (Wachovia Merlots
     Trust Receipts) Series 2003 DN
     (FGIC Insurance, Wachovia Bank
     N.A. SBPA) (VMIG-1)
     1.11%(b)                              05/07/04       9,670        9,670,000
   Dormitory Authority of the State of
     New York RB Series 2001D DN
     (MBIA Insurance) (A-1+)
     1.13%(b)                              05/07/04       1,900        1,900,000
   Erie County Asset Securitization
     Corporation RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2003 PA-1213 DN (Merrill Lynch &
     Co. Guaranty) (F-1+)
     1.18%(b)                              05/07/04       3,620        3,620,000
   Erie County Civic Facilities IDRB
     (Hauptman-Woodward Project)
     Series 2004 DN
     1.17%(b)                              05/07/04       2,300        2,300,000
   Fishkill GO Series 2003 BAN
     1.75%                                 05/21/04       2,385        2,385,844
   Franklin County IDA Civic Facility RB
     (Paul Smith's College Project)
     Series 1998 DN (KeyBank N.A.
     LOC)
     1.17%(b)                              05/07/04       3,405        3,405,000
   Gates Chili Centenial School District
     GO Series 2003 MB
     1.75%                                 06/15/04         300          300,303
   Hauppauge Free School District GO
     Series 2003 TAN
     1.30%                                 06/29/04       5,000        5,003,186

                                                          PAR
                                           MATURITY      (000)          VALUE
                                          ----------  -----------    -----------
MUNICIPAL BONDS (Continued)
New York (continued)
   Hempstead GO Series 2004A BAN
     1.25%                                 07/15/04     $ 6,230      $ 6,232,691
   Hicksville Free School District GO
     Series 2003 TAN
     1.25%                                 06/29/04       4,000        4,001,658
   Jay Street Development Corporation
     RB (County Facilities Project)
     Series 2003A-4 DN (Depfa Bank
     PLC LOC) (A-1+, VMIG-1)
     1.09% (b)                             05/03/04       5,100        5,100,000
   Long Island Power Authority
     Electrical Systems RB TECP (A-1+)
     1.00%                                 06/15/04       5,000        5,000,000
   Long Island Power Authority
     Electrical Systems RB TECP (J.P.
     Morgan Chase LOC) (A-1+)
     0.97%                                 08/06/04       5,000        5,000,000
   Long Island Power Authority GO
     TECP (HSH & Nordbank LOC)
     (P-1, F-1+)
     1.08%                                 06/15/04       2,000        2,000,000
     1.02%                                 08/10/04       2,000        2,000,000
   Metropolitan Transportation
     Authority GO TECP (ABN-AMRO
     Bank N.V. LOC) (A-1+, P-1)
     0.95%                                 05/07/04       7,000        7,000,000
   Metropolitan Transportation
     Authority RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2003R PA-1121 MB (MBIA
     Insurance, Merrill Lynch & Co.
     SBPA) (A-1)
     1.03%                                 03/10/05       2,495        2,495,000
   Metropolitan Transportation
     Authority RB (Piper Jaffray Trust
     Certificates) Series 2002F DN
     (Bank of New York LOC) (VMIG-1)
     1.12%(b)                              05/07/04       5,680        5,679,500
   Metropolitan Transportation
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2002A-43
     DN (FGIC Insurance, Wachovia
     Bank N.A. Liquidity Facility)
     (VMIG-1)
     1.11%(b)                              05/07/04       2,465        2,465,000
   Metropolitan Transportation
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2002A-52
     DN (Wachovia Bank N.A. Liquidity
     Facility) (VMIG-1)
     1.11%(b)                              05/07/04       4,345        4,345,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               NEW YORK MONEY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------

                                                          PAR
                                           MATURITY      (000)          VALUE
                                          ----------  -----------    -----------
MUNICIPAL BONDS (Continued)
New York (continued)
   Metropolitan Transportation
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2003B-25
     DN (FGIC Insurance, Wachovia
     Bank N.A. Liquidity Facility)
     (VMIG-1)
     1.11%(b)                              05/07/04     $ 4,990      $ 4,990,000
   Metropolitan Transportation
     Authority RB Series 1993M MB
     (Kredietbank N.V. LOC) (AAA, Aaa)
     5.10%                                 07/01/04         535          538,719
   Middletown City School District GO
     Series 2003 BAN
     2.00%                                 12/17/04       5,575        5,604,754
   Monroe County IDA Civic Facility RB
     (YMCA of Greater Rochester
     Project) Series 2004 DN (M&T
     Bank Corp. LOC) (A-1)
     1.15%(b)                              05/07/04       2,750        2,750,000
   Monroe County IDRB Series 2002A
     DN (M&T Bank Corp. LOC)
     (VMIG-1)
     1.14%(b)                              05/07/04       2,500        2,500,000
   Nassau County Intermediate Finance
     Authority RB Series 2002B DN
     (FSA Insurance) (A-1+, VMIG-1)
     1.05%(b)                              05/07/04       1,435        1,435,000
   New York GO (Morgan Stanley Trust
     Receipts) Series 2002-725X DN
     (FSA Insurance, Morgan Stanley
     Group Liquidity Facility) (VMIG-1)
     1.12%(b)                              05/07/04       9,644        9,643,750
   New York GO Series 2000B MB (Dexia
     Credit LOC, Credit Locale de
     France LOC) (A-1+, MIG-1)
     1.02%                                 08/05/04       2,000        2,000,000
   New York GO Series 2003A-5 DN
     (HSBC Bank LOC) (A-1)
     1.10%(b)                              05/07/04       1,000        1,000,000
   New York GO Series 2003R
     ROC-II-251A DN (Citibank Liquidity
     Facility) (VMIG-1)
     1.16%(b)                              05/07/04       4,700        4,700,000
   New York Local Government
     Assistance Corporation RB Series
     1994B DN (Credit Suisse LOC)
     (A-1+, VMIG-1)
     1.06%(b)                              05/07/04       7,020        7,020,000
   New York State Energy, Research &
     Development Authority PCRB
     (Orange and Rockland Utilities,
     Inc. Project) Series 1994A DN
     (FGIC Insurance) (A-1+, VMIG-1)
     1.06%(b)                              05/07/04       4,700        4,700,000

                                                          PAR
                                           MATURITY      (000)          VALUE
                                          ----------  -----------    -----------
MUNICIPAL BONDS (Continued)
New York (continued)
   New York State Environmental
     Facilities Corporation RB (Citibank
     Eagle Tax-Exempt Trust Receipts)
     (Clean Water & Drinking Project)
     Series 2003A DN (Citibank
     Liquidity Facility) (A-1+)
     1.11%(b)                              05/07/04     $ 5,710      $ 5,710,000
   New York State Environmental
     Facilities Corporation RB (Salomon
     Smith Barney Trust Receipts)
     (Facscorp Clean Water & Drinking
     Project) Series 2003R-2014 ROC II
     DN (Citibank Liquidity Facility)
     (A-1+)
     1.11%(b)                              05/07/04       2,700        2,700,000
   New York State Environmental
     Facilities Corporation RB (Salomon
     Smith Barney Trust Receipts)
     (Facscorp Clean Water & Drinking
     Project) Series 2003R-4001 ROC II
     DN (Citibank Liquidity Facility)
     (A-1+)
     1.11%(b)                              05/07/04       1,595        1,595,000
   New York State Housing Finance
     Agency RB (10 Liberty Street
     Project) Series 2003 DN (Fleet
     National Bank LOC) (VMIG-1)
     1.08%(b)                              05/07/04         600          600,000
   New York State Thruway Authority
     RB Series 2003-4 DN (STARs
     Certificates, MBIA Insurance)
     (VMIG-1)
     1.11%(b)                              05/07/04       2,130        2,130,000
   New York State Thruway Authority
     RB TECP (Landesbank
     Hessen-Thurigen Girozentrale
     LOC) (A-1+, P-1)
     0.98%                                 05/14/04       2,000        2,000,000
   Onondaga County IDA Civic Facility
     RB (Crouse Health Hospital
     Project) Series 2003A DN (VMIG-1)
     1.14%(b)                              05/07/04       3,000        3,000,000
   Onondaga County IDA Civic Facility
     RB (YMCA Greater Syracuse
     Project) Series 2003A DN (HSBC
     Bank LOC)
     1.16%(b)                              05/07/04       4,000        4,000,000
   Oyster Bay GO Series 2000A MB
     2.00%                                 01/21/05       8,000        8,051,544
   Port Authority of New York & New
     Jersey RB (ABN-AMRO Munitops
     Trust Certificates) Series 2000-19
     DN (MBIA Insurance, ABN-AMRO
     Bank N.V. SBPA) (VMIG-1, F-1+)
     1.13%(b)                              05/07/04       6,670        6,670,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              58

                               NEW YORK MONEY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------

                                                          PAR
                                           MATURITY      (000)         VALUE
                                          ----------  -----------   ------------
MUNICIPAL BONDS (Continued)
New York (continued)
   Rensselaer County IDA Civic
     Facilities RB (The Sage Colleges
     Project) Series 2002A DN (M&T
     Bank Corp. LOC) (VMIG-1)
     1.14%(b)                              05/07/04     $ 2,900     $  2,900,000
   Rockland County IDRB (Northern
     Manor Multicare Project) Series
     2002 DN (M&T Bank Corp. LOC)
     (VMIG-1)
     1.19%(b)                              05/07/04       2,700        2,700,000
   Schenectady County IDA Civic Facility
     RB (Sunnyview Project) Series
     2003B DN (KeyBank N.A. LOC)
     1.12%(b)                              05/07/04       2,390        2,390,000
   South Orangetown Central School
     District GO Series 2003 TAN
     1.25%                                 06/30/04       5,000        5,002,835
   Suffolk County GO (Longwood
     Central School District Project)
     Series 2006 TAN (SP-1+)
     1.75%                                 06/30/04       4,200        4,204,743
   Syracuse GO Series 2003B RAN
     (MIG-1)
     1.75%                                 06/30/04       9,000        9,011,973
   Syracuse GO Series 2003C RAN
     (MIG-1)
     1.75%                                 06/30/04       5,500        5,506,438
   Triborough Bridge & Tunnel
     Authority Municipal Securities
     Trust Certificates RB (Bear
     Stearns Municipal Trust
     Certificates) Series 2002-210 DN
     (Bear Stearns Liquidity Facility)
     (A-1+)
     1.10%(b)(c)                           05/07/04      10,500       10,500,000
   Triborough Bridge & Tunnel
     Authority RB (ABN-AMRO
     Munitops Trust Certificates) Series
     2002-14 DN (AMBAC Insurance,
     ABN-AMRO Bank N.V. SBPA)
     (VMIG-1)
     1.13%(b)                              05/07/04       4,240        4,240,000
   Triborough Bridge & Tunnel
     Authority RB (Citibank Eagle
     Tax-Exempt Trust Receipts) Series
     2003A DN (FGIC Insurance,
     Citibank Liquidity Facility) (A-1+)
     1.11%(b)                              05/07/04       2,000        2,000,000
   Triborough Bridge & Tunnel
     Authority RB (Merrill Lynch
     P-Float Trust Receipts) Series
     PA-956 DN (Merrill Lynch Capital
     Services Liquidity Facility) (A-1+)
     1.14%(b)                              05/07/04       5,000        5,000,000

                                                          PAR
                                           MATURITY      (000)         VALUE
                                          ----------  -----------   ------------
MUNICIPAL BONDS (Continued)
New York (continued)
   Triborough Bridge & Tunnel
     Authority RB Series 2004-922 DN
     (Morgan Stanley Liquidity Facility)
     (F-1+)
     1.12%(b)                              05/07/04     $ 3,000     $  3,000,000
   Triborough Bridge & Tunnel
     Authority Special Obligation RB
     Series 2000C DN (FSA Insurance)
     (A-1+, VMIG-1)
     1.08%(b)                              05/07/04         490          490,000
   Wappinger GO Series 2004 BAN
     2.00%                                 04/29/05       3,000        3,023,571
   West Islip Free School District GO
     Series 2003 TAN
     1.75%                                 06/30/04       3,000        3,003,310
                                                                    ------------
                                                                     301,897,553
                                                                    ------------
Puerto Rico - 4.3%
   Commonwealth of Puerto Rico
     Highway & Transportation
     Authority RB (Merrill Lynch
     P-Float Trust Receipts) Series
     2002 PT-1052 DN (Merrill Lynch
     Capital Services Liquidity Facility)
     (A-1)
     1.12%(b)                              05/07/04       4,000        4,000,000
   Commonwealth of Puerto Rico
     Infrastructure Financing Authority
     Special Obligation Bonds
     (ABN-AMRO Munitops Trust
     Certificates) Series 2000A-17 MB
     (ABN-AMRO Bank N.V. SBPA)
     (MIG-1, F-1+)
     1.06%                                 09/22/04       7,000        7,000,000
   Commonwealth of Puerto Rico Public
     Improvement GO Series 2003 MB
     (Merrill Lynch Capital Services
     Liquidity Facility) (A-1, AA+)
     1.30%                                 11/18/04       3,000        3,000,000
                                                                    ------------
                                                                      14,000,000
                                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              NEW YORK MONEY FUND
                      STATEMENT OF NET ASSETS (CONCLUDED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                      VALUE
                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $315,897,553(a))                   96.2%   $315,897,553
OTHER ASSETS IN EXCESS OF LIABILITIES       3.8%     12,614,225
                                          -----    ------------
NET ASSETS (Equivalent to
  $1.00 per share based on
  299,071,409 Institutional Shares,
  5,050,727 Dollar Shares 24,288,836
  Bear Stearns Shares, 2,148 Bear
  Stearns Premier Select Shares,
  2,137 Bear Stearns Private Client
  Shares and 3,093 Bear Stearns
  Premier Shares
  outstanding)                            100.0%   $328,511,778
                                          =====    ============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($299,155,894/299,071,409)                              $1.00
                                                          =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
  ($5,052,236/5,050,727)                                  $1.00
                                                          =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
  ($24,296,270/24,288,836)                                $1.00
                                                          =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SELECT SHARE
  ($2,148/2,148)                                          $1.00
                                                          =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
  ($2,137/2,137)                                          $1.00
                                                          =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
  ($3,093/3,093)                                          $1.00
                                                          =====

----------------------

  (a) Aggregate cost for Federal tax purposes.
  (b) Rates shown are the rates as of April 30, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2004, the Fund held 3.2% of its net assets, with a current market value of $10,500,000, in securities restricted as to resale.

            ---------------------------------------------------------

                               NEW YORK MONEY FUND
                              MATURITY INFORMATION
                                 APRIL 30, 2004
                                   (UNAUDITED)

     MATURITY               PAR        PERCENTAGE
-------------------  ---------------  ------------
        1 - 30 Days    $216,863,250        68.7%
       31 - 60 Days      24,300,000         7.7
       61 - 90 Days      36,464,508        11.6
      91 - 120 Days       9,000,000         2.9
     121 - 150 Days       7,000,000         2.1
      Over 150 Days      22,070,000         7.0
                                          -----
                                          100.0
                                          =====

                       Average Weighted Maturity - 41 days
            ---------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         Key to Investment Abbreviations

AMT     Alternative Minimum Tax
BAN     Bond Anticipation Note
DN      Demand Note (Variable Rate)
GO      General Obligation
IDA     Industrial Development Authority
IDRB    Industrial Development Revenue Bond
LOC     Letter of Credit
MB      Municipal Bond
PCRB    Pollution Control Revenue Bond
PN      Promissory Notes
PLC     Public Limited Company
RB      Revenue Bond
RAN     Revenue Anticipation Note
SBPA    Stand-by Bond Purchase Agreement
TAN     Tax Anticipation Note
TECP    Tax Exempt Commercial Paper
TRAN    Tax and Revenue Anticipation Note

The Fitch Investors Service, Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at April 30, 2004.

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 2004
                                  (UNAUDITED)


                                                                  TEMPFUND        TEMPCASH         FEDFUND
                                                              ---------------  --------------  --------------
Investment Income:
 Interest income ...........................................   $ 146,860,961    $ 69,728,381    $ 14,467,725
                                                               -------------    ------------    ------------
Expenses:
 Investment advisory fee ...................................      10,794,504       6,051,065       1,507,946
 Administration fee ........................................      13,822,360       6,693,613       2,022,671
 Custodian fee .............................................         895,457         424,159         110,473
 Transfer agent fee ........................................         673,631         236,356          95,238
 Shareholder servicing fees - class specific ...............       5,419,339         568,070         535,940
 Distribution fees - class specific ........................         252,730               1          19,259
 Legal fees ................................................          93,376          41,143           9,109
 Audit fees ................................................          56,490          23,387           5,270
 Printing ..................................................          36,473          16,397           3,529
 Registration fees and expenses ............................          20,068          12,190          18,917
 Trustees' fees and expenses ...............................          85,232          35,922           8,803
 Other .....................................................         298,751         127,600          42,394
                                                               -------------    ------------    ------------
Total expenses .............................................      32,448,411      14,229,903       4,379,549
                                                               -------------    ------------    ------------
Less investment advisory and administration fees waived ....      (3,212,967)     (2,952,304)     (1,186,112)
Less shareholder servicing fees waived - class specific ....         (62,095)             (1)         (5,757)
Less custody fees paid indirectly ..........................               -               -            (761)
                                                               -------------    ------------    ------------
Net expenses ...............................................      29,173,349      11,277,598       3,186,919
                                                               -------------    ------------    ------------
Net investment income ......................................     117,687,612      58,450,783      11,280,806
 Net realized gain (loss) from investment transactions .....         238,267          10,746          25,400
                                                               -------------    ------------    ------------
 Net increase in net assets resulting from operations ......   $ 117,925,879    $ 58,461,529    $ 11,306,206
                                                               =============    ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                              CALIFORNIA           NEW YORK
   MUNIFUND              MUNICASH             MONEY FUND          MONEY FUND
--------------        --------------        -------------       -------------
 $  9,106,948          $ 12,685,256          $ 2,373,489         $ 1,886,656
 ------------          ------------          -----------         -----------
    1,441,091             1,834,426              471,881             366,682
    1,441,091             1,834,426              412,896             320,847
       79,255               103,690               28,821              22,931
       65,202                52,247               24,271              19,565
      141,693               113,114               28,101              58,795
       24,845                     2               17,949              40,409
        6,532                 8,279                2,032               1,606
        3,908                 4,895                1,102                 830
        2,510                 3,246                  559                 180
       26,630                15,723                7,618               2,524
        5,211                 6,795                    -                   -
       21,904                25,122                7,287               6,037
 ------------          ------------          -----------         -----------
    3,259,872             4,001,965            1,002,517             840,406
 ------------          ------------          -----------         -----------
   (1,337,519)           (1,549,433)            (484,593)           (374,525)
      (11,742)                   (2)             (10,035)            (20,589)
      (63,179)              (97,927)             (11,977)             (8,482)
 ------------          ------------          -----------         -----------
    1,847,432             2,354,603              495,912             436,810
 ------------          ------------          -----------         -----------
    7,259,516            10,330,653            1,877,577           1,449,846
      (71,199)              (66,419)             (23,951)            106,067
 ------------          ------------          -----------         -----------
 $  7,188,317          $ 10,264,234          $ 1,853,626         $ 1,555,913
 ============          ============          ===========         ===========

                            BLACKROCK LIQUIDITY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

                                                          TEMPFUND                                   TEMPCASH
                                         ----------------------------------------- -------------------------------------------
                                           SIX MONTHS ENDED                           SIX MONTHS ENDED
                                            APRIL 30, 2004         YEAR ENDED          APRIL 30, 2004          YEAR ENDED
                                              (UNAUDITED)       OCTOBER 31, 2003         (UNAUDITED)        OCTOBER 31, 2003
                                         -------------------- --------------------  --------------------   ------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income ...............  $    117,687,612     $    317,184,756       $     58,450,783      $    127,942,066
   Net gain (loss) on investments ......           238,267              (11,642)                10,746                (9,501)
                                          ----------------     ----------------       ----------------      ----------------
   Net increase in net assets
    resulting from operations ..........       117,925,879          317,173,114             58,461,529           127,932,565
                                          ----------------     ----------------       ----------------      ----------------
Distributions to shareholders from:
 Net investment income:
   Institutional Shares ................      (104,353,788)        (279,906,630)           (56,765,155)         (123,842,104)
   Dollar Shares .......................       (12,758,213)         (36,272,849)            (1,685,626)           (4,099,962)
   Cash Management Shares ..............          (416,266)            (458,513)                     -                     -
   Cash Reserve Shares .................            (8,784)            (348,756)                     -                     -
   Administration Shares ...............            (1,473)              (2,770)                     -                     -
   Bear Stearns Shares .................          (147,564)            (195,238)                     -                     -
   Bear Stearns Premier Select
    Shares .............................                 -                    -                     (1)                    -
   Bear Stearns Private Client
    Shares .............................            (1,524)                   -                      -                     -
   Bear Stearns Premier Shares .........                 -                    -                     (1)                    -
                                          ----------------     ----------------       ----------------      ----------------
    Total distributions from net
     investment income .................      (117,687,612)        (317,184,756)           (58,450,783)         (127,942,066)
                                          ----------------     ----------------       ----------------      ----------------
   Capital share transactions ..........       307,247,285         (318,668,856)          (263,241,195)        4,028,854,703
                                          ----------------     ----------------       ----------------      ----------------
    Total increase (decrease) in
     net assets .........................      307,485,552         (318,680,498)          (263,230,449)        4,028,845,202
Net assets:
   Beginning of period .................    24,128,805,404       24,447,485,902         11,626,476,055         7,597,630,853
                                          ----------------     ----------------       ----------------      ----------------
   End of period .......................  $ 24,436,290,956     $ 24,128,805,404       $ 11,363,245,606      $ 11,626,476,055
                                          ================     ================       ================      ================
   End of period undistributed net
    investment income ..................  $              -     $              -       $              -      $              -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                FEDFUND                                  MUNIFUND                                 MUNICASH
--------------------------------------   --------------------------------------   ---------------------------------------
 SIX MONTHS ENDED                         SIX MONTHS ENDED                         SIX MONTHS ENDED
  APRIL 30, 2004        YEAR ENDED         APRIL 30, 2004        YEAR ENDED         APRIL 30, 2004         YEAR ENDED
   (UNAUDITED)       OCTOBER 31, 2003       (UNAUDITED)       OCTOBER 31, 2003       (UNAUDITED)        OCTOBER 31, 2003
------------------  ------------------   ------------------  ------------------   ------------------   ------------------
 $    11,280,806      $    31,715,282      $     7,259,516     $    14,565,441    $    10,330,653       $    19,199,722
          25,400               24,682              (71,199)             13,252            (66,419)               38,928
 ---------------      ---------------      ---------------     ---------------    ---------------       ---------------
      11,306,206           31,739,964            7,188,317          14,578,693         10,264,234            19,238,650
 ---------------      ---------------      ---------------     ---------------    ---------------       ---------------
      (9,981,091)         (27,344,879)          (7,082,689)        (14,031,321)       (10,039,651)          (18,534,647)
      (1,257,573)          (4,306,454)            (123,311)           (358,615)          (290,999)             (665,075)
               -                    -              (39,262)            (51,894)                 -                     -
         (31,091)             (48,268)                   -             (51,034)                 -                     -
               -                    -                    -             (55,948)                 -                     -
         (11,047)             (15,681)             (14,253)            (16,629)                 -                     -
              (2)                   -                    -                   -                 (2)                    -
              (1)                   -                   (1)                  -                  -                     -
              (1)                   -                    -                   -                 (1)                    -
 ---------------      ---------------      ---------------     ---------------    ---------------       ---------------
     (11,280,806)         (31,715,282)          (7,259,516)        (14,565,441)       (10,330,653)          (19,199,722)
 ---------------      ---------------      ---------------     ---------------    ---------------       ---------------
     103,960,743          (11,484,018)          87,709,429         464,702,260         (6,035,704)          828,438,393
 ---------------      ---------------      ---------------     ---------------    ---------------       ---------------
     103,986,143          (11,459,336)          87,638,230         464,715,512         (6,102,123)          828,477,321
   2,582,060,944        2,593,520,280        1,615,493,795       1,150,778,283      2,144,705,963         1,316,228,642
 ---------------      ---------------      ---------------     ---------------    ---------------       ---------------
 $ 2,686,047,087      $ 2,582,060,944      $ 1,703,132,025     $ 1,615,493,795    $ 2,138,603,840       $ 2,144,705,963
 ===============      ===============      ===============     ===============    ===============       ===============
 $             -      $             -      $         2,304     $         2,304    $             -       $             -

                            BLACKROCK LIQUIDITY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

                                                       CALIFORNIA MONEY FUND                     NEW YORK MONEY FUND
                                               -------------------------------------     -------------------------------------
                                               SIX MONTHS ENDED                          SIX MONTHS ENDED
                                                APRIL 30, 2004         YEAR ENDED         APRIL 30, 2004         YEAR ENDED
                                                  (UNAUDITED)       OCTOBER 31, 2003        (UNAUDITED)       OCTOBER 31, 2003
                                               ----------------     ----------------     ----------------     ----------------
Increase (decrease) in net assets:
 Operations:
   Net investment income ..................     $    1,877,577       $   4,726,755        $    1,449,846        $   3,999,170
   Net gain (loss) on investments .........            (23,951)            (45,308)              106,067                1,205
                                                --------------       -------------        --------------        -------------
   Net increase in net assets
    resulting from operations .............          1,853,626           4,681,447             1,555,913            4,000,375
                                                --------------       -------------        --------------        -------------
Distributions to shareholders from:
 Net investment income:
   Institutional Shares ...................         (1,856,020)         (4,596,334)           (1,410,610)          (3,914,008)
   Dollar Shares ..........................            (10,928)           (123,700)              (16,026)             (45,195)
   Cash Management Shares .................               (325)               (197)                    -                    -
   Cash Reserve Shares ....................                  -                   -                     -                    -
   Administration Shares ..................                  -                   -                     -                    -
   Bear Stearns Shares ....................            (10,301)             (6,524)              (23,207)             (39,967)
   Bear Stearns Premier Select
    Shares ................................                 (1)                  -                    (2)                   -
   Bear Stearns Private Client
    Shares ................................                 (1)                  -                     -                    -
   Bear Stearns Premier Shares ............                 (1)                  -                    (1)                   -
                                                --------------       -------------        --------------        -------------
    Total distributions from net
     investment income ....................         (1,877,577)         (4,726,755)           (1,449,846)          (3,999,170)
                                                --------------       -------------        --------------        -------------
   Capital share transactions .............       (130,573,890)         28,797,397           (43,422,386)         (11,962,932)
                                                --------------       -------------        --------------        -------------
    Total increase (decrease) in
     net assts ............................       (130,597,841)         28,752,089           (43,316,319)         (11,961,727)
Net assets:
   Beginning of period ....................        515,422,515         486,670,426           371,828,097          383,789,824
                                                --------------       -------------        --------------        -------------
   End of period ..........................     $  384,824,674       $ 515,422,515        $  328,511,778        $ 371,828,097
                                                ==============       =============        ==============        =============
   End of period undistributed net
    investment income .....................     $            -       $           -        $            -        $           -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                            BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DIVIDENDS TO
                                         NET ASSET                    SHAREHOLDERS
                                           VALUE           NET          FROM NET
                                         BEGINNING     INVESTMENT      INVESTMENT
TEMPFUND                                 OF PERIOD       INCOME          INCOME
--------                                 ---------     ----------     ------------
Institutional Shares
11/01/03 through 4/30/04 /10/             $1.00         $0.0047        $(0.0047)
10/31/03                                   1.00          0.0113         (0.0113)
10/31/02                                   1.00          0.0186         (0.0186)
10/31/01                                   1.00          0.0477         (0.0477)
10/31/00                                   1.00          0.0611         (0.0611)
10/01/99 through 10/31/99                  1.00          0.0045         (0.0045)
9/30/99                                    1.00          0.0495         (0.0495)
Dollar Shares
11/01/03 through 4/30/04 /10/             $1.00         $0.0034        $(0.0034)
10/31/03                                   1.00          0.0088         (0.0088)
10/31/02                                   1.00          0.0161         (0.0161)
10/31/01                                   1.00          0.0452         (0.0452)
10/31/00                                   1.00          0.0586         (0.0586)
10/01/99 through 10/31/99                  1.00          0.0043         (0.0043)
9/30/99                                    1.00          0.0470         (0.0470)
Cash Management Shares
11/01/03 through 4/30/04 /10/             $1.00         $0.0022        $(0.0022)
10/31/03                                   1.00          0.0063         (0.0063)
10/31/02                                   1.00          0.0136         (0.0136)
10/31/01                                   1.00          0.0427         (0.0427)
10/31/00                                   1.00          0.0561         (0.0561)
10/01/99 through 10/31/99                  1.00          0.0041         (0.0041)
06/14/99 /1/ through 09/30/99              1.00          0.0135         (0.0135)
Cash Reserve Shares/6/
11/01/03 through 12/15/03 /10/            $1.00         $0.0007        $(0.0007)
10/31/03                                   1.00          0.0067         (0.0067)
10/31/02                                   1.00          0.0146         (0.0146)
10/31/01                                   1.00          0.0437         (0.0437)
05/30/00 /1/ through 10/31/00              1.00          0.0258         (0.0258)
Administration Shares
11/01/03 through 4/30/04 /10/             $1.00         $0.0042        $(0.0042)
10/31/03                                   1.00          0.0103         (0.0103)
04/04/02 /1/ through 10/31/02              1.00          0.0095         (0.0095)
Bear Stearns Shares
11/01/03 through 4/30/04 /10/             $1.00         $0.0010        $(0.0010)
10/31/03                                   1.00          0.0034         (0.0034)
05/20/02 /1/ through 10/31/02              1.00          0.0041         (0.0041)
Bear Stearns Private Client Shares
03/26/04 /1/ through 4/30/04 /10/         $1.00         $0.0005        $(0.0005)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                  RATIO OF
                                                                RATIO OF         EXPENSES TO     RATIO OF NET
   NET                                        RATIO OF        EXPENSES TO          AVERAGE        INVESTMENT
  ASSET                                      EXPENSES TO     AVERAGE DAILY        DAILY NET       INCOME TO
  VALUE                    NET ASSETS          AVERAGE        NET ASSETS           ASSETS          AVERAGE
 END OF      TOTAL           END OF           DAILY NET       (INCLUDING         (EXCLUDING       DAILY NET
 PERIOD     RETURN/9/      PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
-------     ---------      -----------       -----------    ----------------     -----------     ------------
 $1.00       0.94%/2/      $20,569,800         0.18%/2/         0.18%/2/           0.20%/2/         0.94%/2/
  1.00       1.14           20,081,053         0.18             0.18               0.20             1.15
  1.00       1.88           19,871,753         0.18             0.18               0.18             1.88
  1.00       4.87           26,150,330         0.18             0.18               0.20             4.62
  1.00       6.28           15,862,970         0.18             0.18               0.20             6.12
  1.00       5.42/2/        13,884,164         0.18/2/          0.18/2/            0.20/2/          5.31/2/
  1.00       5.06           12,045,566         0.18             0.18               0.22             4.96

 $1.00       0.69%/2/      $ 3,437,200         0.43%/2/         0.43%/2/           0.45%/2/         0.69%/2/
  1.00       0.89            3,818,036         0.43             0.43               0.45             0.90
  1.00       1.62            4,309,354         0.43             0.43               0.43             1.63
  1.00       4.61            5,677,232         0.43             0.43               0.45             4.32
  1.00       6.02              815,132         0.43             0.43               0.45             5.94
  1.00       5.15/2/           446,569         0.43/2/          0.43/2/            0.45/2/          5.06/2/
  1.00       4.81              497,178         0.43             0.43               0.47             4.71

 $1.00       0.44%/2/      $   245,896         0.68%/2/         0.68%/2/           0.70%/2/         0.44%/2/
  1.00       0.63              147,693         0.68             0.68               0.70             0.57
  1.00       1.37               65,140         0.68             0.68               0.68             1.34
  1.00       4.35               58,043         0.68             0.68               0.70             3.93
  1.00       5.75               30,242         0.68             0.68               0.70             5.68
  1.00       4.92/2/            14,069         0.68/2/          0.68/2/            0.70/2/          4.81/2/
  1.00       4.60/2/            13,789         0.68/2/          0.68/2/            0.71/2/          4.57/2/

 $1.00       0.54%/2/      $         -         0.58%/2/         0.58%/2/           0.60%/2/         0.55%/2/
  1.00       0.76/2/             6,622         0.58/2/          0.58/2/            0.60/2/          0.94/2/
  1.00       1.47              178,398         0.58             0.58               0.58             1.47
  1.00       4.46              208,114         0.58             0.58               0.60             4.42
  1.00       6.24/2/           222,325         0.58/2/          0.58/2/            0.60/2/          6.16/2/

 $1.00       0.84%/2/      $       365         0.28%/2/         0.28%/2/           0.30%/2/         0.84%/2/
  1.00       1.04                  330         0.28             0.28               0.30             1.00
  1.00       1.66/2/               124         0.28/2/          0.28/2/            0.29/2/          1.62/2/

 $1.00       0.20%/2/      $   176,851         0.92%/2/         0.92%/2/           1.02%/2/         0.21%/2/
  1.00       0.34               75,071         0.96             0.96               1.02             0.30
  1.00       0.91/2/            22,717         1.00/2/          1.00/2/            1.01/2/          0.88/2/

 $1.00       0.53%/2/      $     6,179         0.34%/2/         0.34%/2/           0.63%/2/         0.32%/2/

                            BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DIVIDENDS TO
                                         NET ASSET                    SHAREHOLDERS
                                           VALUE           NET          FROM NET
                                         BEGINNING     INVESTMENT      INVESTMENT
TEMPCASH                                 OF PERIOD       INCOME          INCOME
--------                                 ---------     ----------     ------------
Institutional Shares
11/01/03 through 4/30/04 /10/              $1.00        $0.0049        $(0.0049)
10/31/03                                    1.00         0.0118         (0.0118)
10/31/02                                    1.00         0.0193         (0.0193)
10/31/01                                    1.00         0.0483         (0.0483)
10/31/00                                    1.00         0.0613         (0.0613)
10/01/99 through 10/31/99                   1.00         0.0044         (0.0044)
09/30/99                                    1.00         0.0496         (0.0496)
Dollar Shares
11/01/03 through 4/30/04 /10/              $1.00        $0.0036        $(0.0036)
10/31/03                                    1.00         0.0093         (0.0093)
10/31/02                                    1.00         0.0168         (0.0168)
10/31/01                                    1.00         0.0458         (0.0458)
10/31/00                                    1.00         0.0588         (0.0588)
10/01/99 through 10/31/99                   1.00         0.0042         (0.0042)
09/30/99                                    1.00         0.0471         (0.0471)
Bear Stearns Premier Select Shares
03/26/04 /1/ through 4/30/04 /10/          $1.00        $0.0006        $(0.0006)
Bear Stearns Premier Shares
03/26/04 /1/ through 4/30/04 /10/          $1.00        $0.0004        $(0.0004)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              70

                                                                                   RATIO OF
                                                                RATIO OF         EXPENSES TO     RATIO OF NET
   NET                                        RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
  ASSET                                     EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
  VALUE                     NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
 END OF        TOTAL          END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
 PERIOD       RETURN/9/    PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
--------     ----------   --------------   -------------   ------------------   -------------   -------------
 $1.00         0.98%/2/     $10,864,285        0.18%/2/          0.18%/2/           0.23%/2/       0.99%/2/
  1.00         1.18          11,193,249        0.18              0.18               0.23           1.18
  1.00         1.95           7,195,494        0.18              0.18               0.24           1.92
  1.00         4.93           4,923,190        0.18              0.18               0.29           4.76
  1.00         6.30           3,785,528        0.18              0.18               0.31           6.18
  1.00         5.31/2/        1,951,436        0.18/2/           0.18/2/            0.34/2/        5.19/2/
  1.00         5.07           1,968,626        0.18              0.18               0.30           4.95

 $1.00         0.73%/2/     $   498,956        0.43%/2/          0.43%/2/           0.45%/2/       0.74%/2/
  1.00         0.93             433,227        0.43              0.43               0.48           0.94
  1.00         1.70             402,137        0.43              0.43               0.50           1.71
  1.00         4.67             447,082        0.43              0.43               0.54           4.56
  1.00         6.04             427,625        0.43              0.43               0.56           5.89
  1.00         5.06/2/          401,426        0.43/2/           0.43/2/            0.59/2/        4.94/2/
  1.00         4.82             378,010        0.43              0.43               0.55           4.70

 $1.00         0.61%/2/     $         2        0.27%/2/          0.27%/2/           0.38%/2/       0.36%/2/

 $1.00         0.39%/2/     $         3        0.47%/2/          0.47%/2/           0.54%/2/       0.25%/2/

                            BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DIVIDENDS TO
                                         NET ASSET                    SHAREHOLDERS
                                           VALUE           NET          FROM NET
                                         BEGINNING     INVESTMENT      INVESTMENT
FEDFUND                                  OF PERIOD       INCOME          INCOME
-------                                 -----------   ------------   -------------
Institutional Shares
11/01/03 through 4/30/04 /10/              $1.00         $0.0045        $(0.0045)
10/31/03                                    1.00          0.0110         (0.0110)
10/31/02                                    1.00          0.0183         (0.0183)
10/31/01                                    1.00          0.0469         (0.0469)
10/31/00                                    1.00          0.0594         (0.0594)
10/31/99                                    1.00          0.0483         (0.0483)
Dollar Shares
11/01/03 through 4/30/04 /10/              $1.00         $0.0032        $(0.0032)
10/31/03                                    1.00          0.0085         (0.0085)
10/31/02                                    1.00          0.0158         (0.0158)
10/31/01                                    1.00          0.0444         (0.0444)
10/31/00                                    1.00          0.0569         (0.0569)
10/31/99                                    1.00          0.0458         (0.0458)
Cash Reserve Shares
11/01/03 through 4/30/04 /10/              $1.00         $0.0025        $(0.0025)
04/01/03 /1/ through 10/31/03               1.00          0.0034         (0.0034)
Bear Stearns Shares
11/01/03 through 4/30/04 /10/              $1.00         $0.0003        $(0.0003)
10/31/03                                    1.00          0.0033         (0.0033)
05/20/02 /1/ through 10/31/02               1.00          0.0040         (0.0040)
Bear Stearns Premier Select Shares
03/26/04 /1/ through 4/30/04 /10/          $1.00         $0.0007        $(0.0007)
Bear Stearns Private Client Shares
03/26/04 /1/ through 4/30/04 /10/          $1.00         $0.0005        $(0.0005)
Bear Stearns Premier Shares
03/26/04 /1/ through 4/30/04 /10/          $1.00         $0.0004        $(0.0004)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                  RATIO OF
                                                               RATIO OF         EXPENSES TO     RATIO OF NET
   NET                                       RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
  ASSET                                    EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
  VALUE                    NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
 END OF       TOTAL          END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
 PERIOD      RETURN/9/    PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
--------    ----------   --------------   -------------   ------------------   -------------   -------------
 $1.00        0.90%/2/     $2,320,311        0.20%/2/           0.20%/2/          0.29%/2/        0.90%/2/
  1.00        1.10          2,163,336        0.20               0.20              0.28            1.10
  1.00        1.85          1,955,108        0.20               0.20              0.26            1.82
  1.00        4.79          1,684,597        0.20               0.20              0.27            4.61
  1.00        6.10          1,400,232        0.20               0.20              0.29            6.01
  1.00        4.94            742,744        0.20               0.20              0.28            4.81

 $1.00        0.65%/2/     $  341,762        0.45%/2/           0.45%/2/          0.54%/2/        0.65%/2/
  1.00        0.85            397,344        0.45               0.45              0.53            0.87
  1.00        1.60            635,685        0.45               0.45              0.50            1.61
  1.00        4.53            814,186        0.45               0.45              0.52            4.18
  1.00        5.84            216,511        0.45               0.45              0.54            6.04
  1.00        4.69             34,611        0.45               0.45              0.53            4.56

 $1.00        0.50%/2/     $   11,487        0.60%/2/           0.60%/2/          0.69%/2/        0.50%/2/
  1.00        0.59/2/          13,492        0.60/2/            0.60/2/           0.69/2/         0.58/2/

 $1.00        0.20%/2/     $   12,480        0.90%/2/           0.90%/2/          1.09%/2/        0.20%/2/
  1.00        0.33              7,889        0.95               0.95              1.08            0.30
  1.00        0.89/2/           2,728        1.00/2/            1.00/2/           1.08/2/         0.87/2/

 $1.00        0.67%/2/     $        2        0.27%/2/           0.27%/2/          0.50%/2/        0.26%/2/

 $1.00        0.44%/2/     $        2        0.53%/2/           0.53%/2/          0.85%/2/        0.94%/2/

 $1.00        0.38%/2/     $        3        0.49%/2/           0.49%/2/          0.59%/2/        0.22%/2/

                            BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DIVIDENDS TO
                                         NET ASSET                    SHAREHOLDERS
                                           VALUE           NET          FROM NET
                                         BEGINNING     INVESTMENT      INVESTMENT
MUNIFUND                                 OF PERIOD       INCOME          INCOME
--------                                -----------   ------------   -------------
Institutional Shares
11/01/03 through 4/30/04 /10/             $1.00         $0.0042        $(0.0042)
10/31/03                                   1.00          0.0096         (0.0096)
10/31/02                                   1.00          0.0142         (0.0142)
10/31/01                                   1.00          0.0302         (0.0302)
10/31/00                                   1.00          0.0379         (0.0379)
12/01/98 through 10/31/99                  1.00          0.0273         (0.0273)
11/30/98                                   1.00          0.0327         (0.0327)
Dollar Shares
11/01/03 through 4/30/04 /10/             $1.00         $0.0030        $(0.0030)
10/31/03                                   1.00          0.0071         (0.0071)
10/31/02                                   1.00          0.0117         (0.0117)
10/31/01                                   1.00          0.0277         (0.0277)
10/31/00                                   1.00          0.0354         (0.0354)
12/01/98 through 10/31/99                  1.00          0.0250         (0.0250)
11/30/98                                   1.00          0.0302         (0.0302)
Cash Management Shares/4/
11/01/03 through 4/30/04 /10/             $1.00         $0.0017        $(0.0017)
10/31/03                                   1.00          0.0040         (0.0040)
10/31/02                                   1.00          0.0085         (0.0085)
10/31/01                                   1.00          0.0252         (0.0252)
10/31/00                                   1.00          0.0329         (0.0329)
06/14/99 /1/ through 10/31/99              1.00          0.0099         (0.0099)
Cash Reserve Shares/7/
11/01/02 through 08/06/03                 $1.00         $0.0047        $(0.0047)
10/31/02                                   1.00          0.0102         (0.0102)
10/31/01                                   1.00          0.0262         (0.0262)
08/04/02 through 10/31/00                  1.00          0.0090         (0.0090)
Administration Shares/8/
11/01/02 through 10/06/03                 $1.00         $0.0081        $(0.0081)
04/18/02 /1/ through 10/31/02              1.00          0.0069         (0.0069)
Bear Stearns Shares
11/01/03 through 4/30/04 /10/             $1.00         $0.0010        $(0.0010)
10/31/03                                   1.00          0.0026         (0.0026)
05/20/02 /1/ through 10/31/02              1.00          0.0024         (0.0024)
Bear Stearns Private Client Shares
3/26/04 /1/ through 4/30/04 /10/          $1.00         $0.0004        $(0.0004)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                            RATIO OF
                                                          EXPENSES TO       RATIO OF
                                                            AVERAGE       EXPENSES TO     RATIO OF NET
   NET                                      RATIO OF       DAILY NET        AVERAGE        INVESTMENT
  ASSET                                   EXPENSES TO        ASSETS        DAILY NET       INCOME TO
 VALUE,                   NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
 END OF      TOTAL          END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
 PERIOD     RETURN/9/    PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
--------   ----------   --------------   -------------   -------------   -------------   -------------
 $1.00       0.96%/2/     $1,563,962        0.20%/2/        0.19%/2/        0.35%/2/        0.84%/2/
  1.00       0.96          1,549,951        0.20            0.19            0.35            0.93
  1.00       1.43          1,037,163        0.20            0.19            0.37            1.41
  1.00       3.06            688,837        0.20            0.19            0.39            3.02
  1.00       3.86            605,741        0.20            0.19            0.41            3.79
  1.00       3.02/2/         483,033        0.20/2/         0.20/2/         0.41/2/         2.96/2/
  1.00       3.32            467,760        0.25            0.25            0.41            3.26

 $1.00       0.60%/2/     $   83,064        0.45%/2/        0.44%/2/        0.60%/2/        0.60%/2/
  1.00       0.71             37,749        0.45            0.44            0.60            0.74
  1.00       1.18             74,526        0.45            0.44            0.62            1.18
  1.00       2.81             70,990        0.45            0.44            0.64            2.66
  1.00       3.60             63,619        0.45            0.44            0.66            3.55
  1.00       2.77/2/          56,238        0.45/2/         0.45/2/         0.66/2/         2.71/2/
  1.00       3.07             51,736        0.50            0.50            0.66            3.01

 $1.00       0.35%/2/     $   28,209        0.70%/2/        0.69%/2/        0.85%/2/        0.34%/2/
  1.00       0.45/2/          22,423        0.70/2/         0.69/2/         0.85/2/         0.40/2/
  1.00       0.91/2/          11,197        0.70/2/         0.69/2/         0.87/2/         0.90/2/
  1.00       2.55              4,763        0.70            0.69            0.89            2.39
  1.00       3.34              3,663        0.70            0.69            0.90            3.33
  1.00       2.61/2/           2,712        0.70/2/         0.70/2/         0.92/2/         2.58/2/

 $1.00       0.57%/2/     $        -        0.60%/2/        0.59%/2/        0.75%/2/        0.63%/2/
  1.00       1.03              8,626        0.60            0.59            0.77            1.03
  1.00       2.65             12,089        0.60            0.59            0.79            2.68
  1.00       3.74/2/          17,151        0.60/2/         0.59/2/         0.79/2/         3.69/2/

 $1.00       0.87%/2/     $        -        0.30%/2/        0.29%/2/        0.45%           0.90%/2/
  1.00       1.28/2/          13,051        0.30/2/         0.29/2/         0.47/2/         1.27/2/

 $1.00       0.20%/2/     $   27,895        0.83%/2/        0.83%/2/        1.14%/2/        0.20%/2/
  1.00       0.26              5,371        0.88            0.87            1.15            0.25
  1.00       0.54/2/           6,215        1.00/2/         0.99/2/         1.16/2/         0.57/2/

 $1.00       0.42%/2/     $        2        0.52%/2/        0.52%/2/        0.78%/2/        0.26%/2/

                            BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO
                                      NET ASSET                    SHAREHOLDERS
                                        VALUE           NET          FROM NET
                                      BEGINNING     INVESTMENT      INVESTMENT
MUNICASH                              OF PERIOD       INCOME          INCOME
--------                              ---------     ----------     ------------
Institutional Shares
11/01/03 through 4/30/04 /10/          $ 1.00       $  0.0044      $  (0.0044)
10/31/03                                 1.00          0.0108         (0.0108)
10/31/02                                 1.00          0.0156         (0.0156)
10/31/01                                 1.00          0.0325         (0.0325)
10/31/00                                 1.00          0.0392         (0.0392)
12/01/98 through 10/31/99                1.00          0.0281         (0.0281)
11/30/98                                 1.00          0.0346         (0.0346)
Dollar Shares
11/01/03 through 4/30/04 /10/          $ 1.00       $  0.0032      $  (0.0032)
10/31/03                                 1.00          0.0083         (0.0083)
10/31/02                                 1.00          0.0131         (0.0131)
10/31/01                                 1.00          0.0300         (0.0300)
10/31/00                                 1.00          0.0367         (0.0367)
12/01/98 through 10/31/99                1.00          0.0258         (0.0258)
11/30/98                                 1.00          0.0321         (0.0321)
Cash Management Shares/5/
11/01/01 through 10/15/02              $ 1.00       $  0.0101      $  (0.0101)
3/2/01 /1/ through 10/31/01              1.00          0.0163         (0.0163)
Bear Stearns Premier Select Shares
03/26/04 /1/ through 04/30/04 /10/     $ 1.00       $  0.0006      $  (0.0006)
Bear Stearns Premier Shares
03/26/04 /1/ through 04/30/04 /10/     $ 1.00       $  0.0004      $  (0.0004)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                             RATIO OF
                                                           EXPENSES TO       RATIO OF
                                                             AVERAGE       EXPENSES TO     RATIO OF NET
  NET                                        RATIO OF       DAILY NET        AVERAGE        INVESTMENT
 ASSET                                      EXPENSES TO       ASSETS        DAILY NET        INCOME TO
 VALUE,                     NET ASSETS,       AVERAGE       (INCLUDING        ASSETS          AVERAGE
 END OF        TOTAL          END OF         DAILY NET        CUSTODY       (EXCLUDING       DAILY NET
 PERIOD       RETURN/9/     PERIOD (000)       ASSETS         CREDITS)        WAIVERS)         ASSETS
 ------       ---------     ------------    -----------     -----------     -----------     ------------
$  1.00       0.89%/2/      $ 2,050,747       0.20%/2/        0.19%/2/        0.32%/2/        0.89%/2/
   1.00       1.09            2,054,465       0.20            0.19            0.34            1.04
   1.00       1.57            1,257,237       0.20            0.19            0.36            1.55
   1.00       3.30              809,890       0.20            0.19            0.40            3.04
   1.00       3.99              298,832       0.20            0.20            0.40            3.91
   1.00       3.11/2/           308,212       0.20/2/         0.20/2/         0.41/2/         3.05/2/
   1.00       3.51              500,254       0.18            0.18            0.40            3.47

$  1.00       0.64%/2/      $    87,853       0.45%/2/        0.44%/2/        0.58%/2/        0.64%/2/
   1.00       0.84               90,241       0.45            0.44            0.59            0.81
   1.00       1.32               58,991       0.45            0.44            0.61            1.30
   1.00       3.04               40,306       0.45            0.45            0.65            3.19
   1.00       3.73              101,373       0.45            0.45            0.65            3.63
   1.00       2.86/2/           123,017       0.45/2/         0.45/2/         0.66/2/         2.80/2/
   1.00       3.26               91,404       0.43            0.43            0.65            3.22

$  1.00       1.01%/2/      $         -       0.70%/2/        0.69%/2/        0.87%/2/        1.07%/2/
   1.00       2.47/2/             5,118       0.69/2/         0.69/2/         0.89/2/         2.36/2/

$  1.00       0.67%/2/      $         2       0.27%/2/        0.27%/2/        0.51%/2/        0.40%/2/

$  1.00       0.44%/2/      $         2       0.47%/2/        0.47%/2/        0.61%/2/        0.26%/2/

                            BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO
                                         NET ASSET                 SHAREHOLDERS
                                           VALUE         NET         FROM NET
                                         BEGINNING    INVESTMENT    INVESTMENT
CALIFORNIA MONEY FUND                    OF PERIOD      INCOME        INCOME
---------------------                    ---------      ------        ------
Institutional Shares
11/01/03 through 4/30/04 /10/              $1.00       $0.0040      $(0.0040)
10/31/03                                    1.00        0.0094       (0.0094)
10/31/02                                    1.00        0.0132       (0.0132)
10/31/01                                    1.00        0.0271       (0.0271)
10/31/00                                    1.00        0.0326       (0.0326)
02/01/99 through 10/31/99                   1.00        0.0201       (0.0201)
1/31/99                                     1.00        0.0305       (0.0305)
Dollar Shares
11/01/03 through 4/30/04 /10/              $1.00       $0.0028      $(0.0028)
10/31/03                                    1.00        0.0069       (0.0069)
10/31/02                                    1.00        0.0107       (0.0107)
10/31/01                                    1.00        0.0246       (0.0246)
10/31/00                                    1.00        0.0301       (0.0301)
02/01/99 through 10/31/99                   1.00        0.0182       (0.0182)
1/31/99                                     1.00        0.0280       (0.0280)
Cash Management Shares
11/01/03 through 4/30/04 /10/              $1.00       $0.0016      $(0.0016)
07/14/03 /1/ through 10/31/03               1.00        0.0008       (0.0008)
Bear Stearns Shares
11/01/03 through 4/30/04 /10/              $1.00       $0.0004      $(0.0004)
10/31/03                                    1.00        0.0025       (0.0025)
05/20/02 /1/ through 10/31/02               1.00        0.0022       (0.0022)
Bear Stearns Premier Select Shares
03/26/04 /1/ through 04/30/04 /10/         $1.00       $0.0006      $(0.0006)
Bear Stearns Private Client Shares
03/26/04 /1/ through 04/30/04 /10/         $1.00       $0.0004      $(0.0004)
Bear Stearns Premier Shares
03/26/04 /1/ through 04/30/04 /10/         $1.00       $0.0004      $(0.0004)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                        RATIO OF
                                                      EXPENSES TO      RATIO OF
                                                        AVERAGE      EXPENSES TO    RATIO OF NET
 NET                                     RATIO OF      DAILY NET       AVERAGE       INVESTMENT
ASSET                                  EXPENSES TO       ASSETS       DAILY NET      INCOME TO
VALUE,                 NET ASSETS,       AVERAGE       (INCLUDING       ASSETS        AVERAGE
END OF      TOTAL        END OF         DAILY NET       CUSTODY       (EXCLUDING     DAILY NET
PERIOD    RETURN/9/    PERIOD (000)       ASSETS        CREDITS)       WAIVERS)        ASSETS
------    ---------    ------------       ------        --------       --------        ------
 $1.00     0.81%/2/      $372,633         0.20%/2/      0.19%/2/       0.40%/2/        0.81%/2/
  1.00     0.94           496,630         0.20          0.19           0.40            0.93
  1.00     1.33           456,081         0.20          0.19           0.42            1.32
  1.00     2.74           542,541         0.20          0.19           0.44            2.72
  1.00     3.31           575,735         0.20          0.20           0.44            3.25
  1.00     2.73/2/        543,476         0.20/2/       0.20/2/        0.45/2/         2.68/2/
  1.00     3.09           549,170         0.20          0.20           0.45            3.02

 $1.00     0.56%/2/      $  1,401         0.45%/2/      0.44%/2/       0.65%/2/        0.61%/2/
  1.00     0.69            15,463         0.45          0.44           0.65            0.71
  1.00     1.07            29,922         0.45          0.45           0.67            1.12
  1.00     2.49            27,460         0.45          0.44           0.69            2.45
  1.00     3.05            10,212         0.45          0.45           0.69            2.98
  1.00     2.48/2/          8,288         0.45/2/       0.45/2/        0.70/2/         2.43/2/
  1.00     2.84           139,601         0.45          0.45           0.70            2.77

 $1.00     0.31%/2/      $    182         0.70%/2/      0.69%/2/       0.90%/2/        0.31%/2/
  1.00     0.25/2/            227         0.69/2/       0.68/2/        0.91/2/         0.25/2/

 $1.00     0.20%/2/      $ 10,602         0.80%/2/      0.80%/2/       1.20%/2/        0.20%/2/
  1.00     0.25             3,103         0.88          0.87           1.20            0.24
  1.00     0.48/2/            668         1.00/2/       0.99/2/        1.20/2/         0.51/2/

 $1.00     0.63%/2/      $      2         0.26%/2/      0.26%/2/       0.61%/2/        0.38%/2/

 $1.00     0.41%/2/      $      2         0.52%/2/      0.52%/2/       0.89%/2/        0.23%/2/

 $1.00     0.44%/2/      $      3         0.38%/2/      0.38%/2/       0.64%/2/        0.27%/2/

                           BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    DIVIDENDS TO
                                        NET ASSET                   SHAREHOLDERS
                                          VALUE           NET         FROM NET
                                        BEGINNING     INVESTMENT     INVESTMENT
NEW YORK MONEY FUND                     OF PERIOD       INCOME         INCOME
-------------------                     ---------     ----------    ------------
Institutional Shares
11/01/03 through 4/30/04 /10/            $ 1.00        $ 0.0041      $ (0.0041)
10/31/03                                   1.00          0.0096        (0.0096)
10/31/02                                   1.00          0.0131        (0.0131)
10/31/01                                   1.00          0.0285        (0.0285)
10/31/00                                   1.00          0.0364        (0.0364)
08/01/99 through 10/31/99                  1.00          0.0076        (0.0076)
7/31/99                                    1.00          0.0289        (0.0289)
Dollar Shares/3/
11/01/03 through 4/30/04 /10/            $ 1.00        $ 0.0029      $ (0.0029)
10/31/03                                   1.00          0.0071        (0.0071)
10/31/02                                   1.00          0.0106        (0.0106)
10/31/01                                   1.00          0.0260        (0.0260)
10/31/00                                   1.00          0.0205        (0.0205)
08/01/99 through 10/31/99                  1.00               -              -
7/31/99                                    1.00               -              -
Bear Stearns Shares
11/01/03 through 4/30/04 /10/            $ 1.00        $ 0.0004      $ (0.0004)
10/31/03                                   1.00          0.0025        (0.0025)
05/20/02 /1/ through 10/31/02              1.00          0.0021        (0.0021)
Bear Stearns Premier Select Shares
03/26/04 /1/ through 04/30/04 /10/       $ 1.00        $ 0.0006      $ (0.0006)
Bear Stearns Private Client Shares
03/26/04 /1/ through 04/30/04 /10/       $ 1.00        $ 0.0004      $ (0.0004)
Bear Stearns Premier Shares
03/26/04 /1/ through 04/30/04 /10/       $ 1.00        $ 0.0004      $ (0.0004)

/1/ Commencement of operations of share class.

/2/ Annualized.

/3/ There were no Dollar Shares outstanding during the period July 21, 1998 to April 10, 2000.

/4/ There were no Cash Management Shares outstanding during the periods December
    18, 2001 to January 10, 2002 and December 06, 2002 to January 09, 2003.

/5/ There were no Cash Management Shares outstanding during the period October
    16, 2002 to April 30, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                            RATIO OF
                                                          EXPENSES TO       RATIO OF
                                                            AVERAGE       EXPENSES TO     RATIO OF NET
  NET                                        RATIO OF      DAILY NET        AVERAGE        INVESTMENT
 ASSET                                     EXPENSES TO       ASSETS        DAILY NET       INCOME TO
 VALUE,                    NET ASSETS,       AVERAGE      (INCLUDING        ASSETS         AVERAGE
 END OF       TOTAL          END OF         DAILY NET       CUSTODY        (EXCLUDING      DAILY NET
 PERIOD      RETURN/9/     PERIOD (000)       ASSETS        CREDITS)        WAIVERS)         ASSETS
--------     ---------     ------------    -----------    -----------     -----------     ------------
$  1.00      0.83%/2/       $ 299,156        0.20%/2/      0.20%/2/        0.40%/2/         0.83%/2/
   1.00      0.96             347,960        0.20          0.19            0.40             0.95
   1.00      1.32             362,077        0.20          0.19            0.41             1.31
   1.00      2.89             369,989        0.20          0.19            0.44             2.82
   1.00      3.71             302,194        0.20          0.19            0.46             3.61
   1.00      3.06/2/          323,247        0.20/2/       0.20/2/         0.50/2/          3.02/2/
   1.00      2.93             295,728        0.20          0.20            0.48             2.87

$  1.00      0.58%/2/       $   5,052        0.44%/2/      0.45%/2/        0.65%/2/         0.59%/2/
   1.00      0.71               5,216        0.45          0.44            0.65             0.68
   1.00      1.07               4,716        0.45          0.44            0.66             1.06
   1.00      2.63               3,896        0.45          0.44            0.69             2.52
   1.00      3.73/2/            1,647        0.45/2/       0.44/2/         0.70/2/          3.66/2/
   1.00         -                   -           -             -               -                -
   1.00         -                   -           -             -               -                -

$  1.00      0.20%/2/       $  24,296        0.82%/2/      0.82%/2/        1.20%/2/         0.20%/2/
   1.00      0.25              18,652        0.91          0.90            1.20             0.25
   1.00      0.46/2/           16,997        1.00/2/       0.99/2/         1.19/2/          0.46/2/

$  1.00      0.59%/2/       $       2        0.26%/2/      0.26%/2/        0.61%/2/         0.34%/2/

$  1.00      0.40%/2/       $       2        0.52%/2/      0.52%/2/        0.90%/2/         0.23%/2/

$  1.00      0.42%/2/       $       3        0.39%/2/      0.39%/2/        0.66%/2/         0.26%/2/

/6/ There were no Cash Reserve Shares outstanding during the period August 7, 2003 to September 15, 2003 and December 16, 2003 to April 30, 2004.

/7/ There were no Cash Reserve Shares outstanding during the period August 7, 2003 to April 30, 2004.

/8/ There were no Administration Shares outstanding during the period October 7, 2003 to October 31, 2003.

/9/  Past performance is no guarantee of future results.

/10/ Unaudited.

                          NOTES TO FINANCIAL STATEMENTS

     BlackRock Liquidity Funds (the "Trust") (formerly, BlackRock Provident Institutional Funds) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is the successor to five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal Fund for California Investors, Inc.; and (5) Municipal Fund for New York Investors, Inc. (together, the"Predecessor Companies"). On February 10, 1999, the Predecessor Companies were each reorganized into the Trust. The financial statements and these accompanying notes relate to the Trust's ten portfolios: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money (each a "Fund" and together, the "Funds").

     California Money Fund and New York Money Fund each offers eleven classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Select Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. TempFund and MuniFund each offers eight classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares, and Plus Shares. FedFund offers ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Select Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. TempCash and MuniCash each offers eight classes of shares:
Administration Shares, Bear Stearns Premier Shares, Bear Stearns Premier Select Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. Pursuant to a Shareholder Service Plan, and as specified in a servicing agreement, financial institutions ("Service Organizations") provide certain services, not intended to promote the sale of the shares, to their clients who beneficially own shares of a particular class, in consideration for the Trust's payment of a fee to the Servicing Organization at an annual rate not to exceed: .10% for Administration Shares; .25% for Dollar Shares; .40% for Cash Reserve Shares and Bear Stearns Premier Select Shares; and ..50% for Cash Management Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Private Client Shares and Cash Plus Shares, of the average daily net asset value of such Shares. The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Pursuant to a Distribution Plan, and as specified in a related agreement, institutions that are broker/dealers ("Broker/Dealers") provide certain sales support and distribution services to their clients who beneficially own Plus Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Select Shares, Bear Stearns Private Client Shares, and Cash Plus Shares, in consideration for the Trust's payment of a fee to the Broker/Dealer at an annual rate not to exceed .10% of the average daily net asset value with respect to Bear Stearns Premier Shares and Bear Stearns Premier Select Shares; .25% (not to exceed .40% in the case of New York Money Fund and California Money Fund) of the average daily net asset value with respect to Plus Shares; and .35% of the average daily net asset value with respect to Bear Stearns Shares, Bear Stearns Private Client Shares and Cash Plus Shares. Dividends paid to Administration, Dollar, Plus, Cash Reserve, Cash Management, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Select Shares, Bear Stearns Private Client Shares and Cash Plus Shares shareholders are reduced by such fees. Institutional Shares are sold to institutional investors who choose not to enter into agreements with the Trust. As of April 30, 2004, no Plus Shares or Cash Plus Shares were outstanding.

     Certain California municipal obligations in the California Money Fund may be obligations of issuers that rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

     Certain New York municipal obligations in the New York Money Fund may be obligations of issuers that rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State or of New York law on these obligations must be considered.

(A) Summary of Significant Accounting Policies

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Security Valuation - Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of each portfolio at $1.00.

     Repurchase Agreements - For TempFund, TempCash and FedFund the Trust may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

     Dividends to Shareholders - Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     Security Transactions and Investment Income - Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Other - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class- specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day. For the six months ended April 30, 2004, the following shows the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers of those expenses.

1. SHAREHOLDER SERVICE FEES                                              SHARE CLASSES
                               -----------------------------------------------------------------------------------------------------
                                               CASH      CASH                      BEAR    BEAR STEARNS  BEAR STEARNS  BEAR STEARNS
                                  DOLLAR    MANAGEMENT  RESERVE  ADMINISTRATION  STEARNS  PRIVATE CLIENT   PREMIER    PREMIER SELECT
                               ------------ ---------- --------- --------------  -------- -------------- ------------ --------------
TempFund ......................  $4,601,424   $471,861   $ 6,414       $174      $338,032      $1,434           -            -
TempCash ......................     568,068          -         -          -             -           -           1            1
FedFund .......................     486,147          -    25,033          -        24,757           1           1            1
MuniFund ......................      51,561     58,188         -          -        31,943           1           -            -
MuniCash ......................     113,112          -         -          -             -           -           1            1
California Money Fund .........       4,507        518         -          -        23,073           1           1            1
New York Money Fund ...........       6,841          -         -          -        51,951           1           1            1

2. SHAREHOLDER SERVICE FEES WAIVED                   SHARE CLASSES
                                -----------------------------------------------------
                                   BEAR    BEAR STEARNS  BEAR STEARNS  BEAR STEARNS
                                 STEARNS  PRIVATE CLIENT    PREMIER   PREMIER SELECT
                                --------- -------------- ------------ --------------
TempFund ......................  $60,781      $1,314           -             -
TempCash ......................        -           -           -             1
FedFund .......................    5,755           1           -             1
MuniFund ......................   11,741           1           -             -
MuniCash ......................        -           -           1             1
California Money Fund .........   10,032           1           1             1
New York Money Fund ...........   20,586           1           1             1

3. DISTRIBUTION FEES                                 SHARE CLASSES
                                -----------------------------------------------------
                                   BEAR     BEAR STEARNS  BEAR STEARNS  BEAR STEARNS
                                 STEARNS   PRIVATE CLIENT    PREMIER   PREMIER SELECT
                                ---------- -------------- ------------ --------------
TempFund ......................  $251,726      $1,004           -             -
TempCash ......................         -           -           -             -
FedFund .......................    19,256           1           1             1
MuniFund ......................    24,844           1           -             -
MuniCash ......................         -           -           1             1
California Money Fund .........    17,946           1           1             1
New York Money Fund ...........    40,406           1           1             1

(B) Transactions with Affiliates and Related Parties

     Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation ("BIMC"), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC manages the Funds and serves as Co-Administrator (as defined below). BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. ("PNC"). PFPC Trust Co., an indirect subsidiary of PNC, is the Trust's custodian and PFPC Inc. ("PFPC"), an indirect subsidiary of PNC, is the Trust's transfer agent and Co-Administrator.

     BlackRock Distributors, Inc., ("BDI"), an indirect subsidiary of PNC, serves as the Trust's distributor.

     The Trust has entered into an Administration Agreement with PFPC and BIMC under which they provide certain administrative services (together, the "Co-Administrators").

     In return for BIMC's advisory services, the Trust pays BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of TempFund as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, ..095% of the next $1 billion, .09% of the next $1 billion, .08% of the next $1 billion, .075% of the next $1 billion and .07% of net assets in excess of $8 billion. With respect to TempCash, MuniFund and MuniCash, the fee payable, based on each portfolio's average daily net assets, with respect to FedFund, the fee payable based on its average net assets as combined with the average net assets of T-Fund, Federal Trust Fund and Treasury Trust Fund, which are other portfolios offered by the Trust, as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion. California Money Fund and New York Money Fund pay BIMC a fee, computed daily and payable monthly, at an annual rate of .20% of average net assets.

     For the six months ended April 30, 2004, advisory fees and waivers for each Fund were as follows:

                                                 GROSS                     NET ADVISORY
                                              ADVISORY FEE      WAIVER         FEE
                                             --------------  ------------  ------------
     TempFund .............................   $10,794,504     $1,606,483    $9,188,021
     TempCash .............................     6,051,065      1,476,152     4,574,913
     FedFund ..............................     1,507,946        593,056       914,890
     MuniFund .............................     1,441,091        668,759       772,332
     MuniCash .............................     1,834,426        774,716     1,059,710
     California Money Fund ................       471,881        242,296       229,585
     New York Money Fund ..................       366,682        187,262       179,420

     In return for their administrative services, the Trust pays the Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each Fund as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion and .10% of amounts in excess of $3 billion.

     For the six months ended April 30, 2004, administration fees and waivers for each Fund were as follows:

                                                   GROSS                          NET
                                              ADMINISTRATION                 ADMINISTRATION
                                                    FEE          WAIVER           FEE
                                              --------------  ------------  ----------------
    TempFund ..............................     $13,822,360    $1,606,484      $12,215,876
    TempCash ..............................       6,693,613     1,476,152        5,271,461
    FedFund ...............................       2,022,671       593,056        1,429,615
    MuniFund ..............................       1,441,091       668,760          772,331
    MuniCash ..............................       1,834,426       774,717        1,059,709
    California Money Fund .................         412,896       242,297          170,599
    New York Money Fund ...................         320,847       187,263          133,584

     The Co-Administrators and BIMC have contractually agreed to reduce their fees or reimburse expenses to the extent necessary to ensure that the net operating expenses (excluding class specific fees paid to Service Organizations and/or Broker/Dealers) of TempFund and TempCash do not exceed .18% of their respective average net assets; and with respect to the other Funds, do not exceed .20% of their respective average net assets. The net advisory and net administration fees in the preceding tables reflect these reductions, if any.

     In return for PFPC's transfer agent services, the Trust pays certain fees and charges to PFPC. For the six months ended April 30, 2004, the Funds paid the following amounts to PFPC for transfer agent services: $149,027 with respect to TempFund, $32,430 with respect to TempCash, $29,828 with respect to FedFund, $25,538 with respect to MuniFund, $13,239 with respect to MuniCash, $11,136 with respect to California Money Fund and $10,215 with respect to New York Money Fund.

     In return for custody services provided by PFPC Trust Co., the Trust pays PFPC Trust Co. a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of each Fund as follows: .006% of the first $10 billion, .0055% of the next $10 billion and .005% of the average gross assets in excess of $20 billion. The Trust may also pay certain out-of-pocket expenses that are charged by PFPC Trust Co.

     Pursuant to the Trust's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"). For the six months ended April 30, 2004, custody credits earned were as follows:
$761 with respect to FedFund, $63,179 with respect to MuniFund, $97,927 with respect to MuniCash, $11,977 with respect to California Money Fund and $8,482 with respect to New York Money Fund.

     Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Select Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan, the Trust may pay BlackRock Distributors, Inc. and/or a Broker/Dealer a fee for distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Select Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay Service Organizations, including affiliates of BIMC, fees for providing certain services ("shareholder services") to their customers who own shares of the Trust's portfolios. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns, Bear Stearns Premier, Bear Stearns Premier Select and Bear Stearns Private Client Shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

     For the six months ended April 30, 2004, certain portfolios paid shareholder services fees to affiliates of BIMC in the amounts as follows:
$3,474,589 with respect to TempFund, $378,173 with respect to TempCash, $448,677 with respect to FedFund, $18,095 with respect to MuniFund, $58,440 with respect to MuniCash and $6,358 with respect to New York Money Fund.

     As of six months ended April 30, 2004, affiliated payables were as follows:

                                         PFPC AND                     OTHER
                                        PFPC TRUST                    BIMC
                                          CO. (1)      BIMC (2)   AFFILIATES (3)
                                        ----------   ----------   --------------
      TempFund ......................    $637,795    $3,272,845      $592,252
      TempCash ......................     264,464     1,480,476        60,299
      FedFund .......................      91,104       329,139        69,856
      MuniFund ......................      50,643       250,027        19,823
      MuniCash ......................      36,273       310,497         8,806
      California Money Fund .........      19,447        51,634         2,715
      New York Money Fund ...........      22,167        44,468         9,403

(1) Payables to PFPC as of April 30, 2004 are for accounting, administration and transfer agent services provided to the Trust. Payables to PFPC Trust Co. as of April 30, 2004 are for custody services provided to the Trust.
(2) Payables to BIMC as of April 30, 2004 are for advisory and administration services provided to the Trust.
(3) Payables to other BIMC affiliates are for shareholder services and/or distribution and sales support services as described under the Trust's Shareholder Services Plans and Distribution Plans, respectively.

(C) Capital Shares

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

     Because the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

     Transactions in capital shares for each period were as follows:

                                                                TEMPFUND
                                                --------------------------------------
                                                 SIX MONTHS ENDED
                                                  APRIL 30, 2004        YEAR ENDED
                                                   (UNAUDITED)       OCTOBER 31, 2003
                                                -----------------    -----------------
Shares sold:
 Institutional Shares .......................   $ 103,672,769,181    $ 276,207,756,814
 Dollar Shares ..............................      18,158,757,979       38,364,599,269
 Cash Management Shares .....................         601,661,000          437,731,482
 Cash Reserve Shares ........................           9,742,428           20,669,998
 Administration Shares ......................             123,240              291,414
 Bear Stearns Shares ........................         550,888,428          434,090,231
 Bear Stearns Private Client Shares .........           6,179,541                    -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................          38,117,398          101,669,074
 Dollar Shares ..............................           1,048,199            3,547,849
 Cash Management Shares .....................             263,800               68,325
 Cash Reserve Shares ........................               7,608              535,699
 Administration Shares ......................               1,445                2,668
 Bear Stearns Shares ........................             147,422              190,138
 Bear Stearns Private Client Shares .........               1,517
Shares redeemed:
 Institutional Shares .......................    (103,222,339,737)    (276,100,101,223)
 Dollar Shares ..............................     (18,540,677,144)     (38,859,473,439)
 Cash Management Shares .....................        (503,724,014)        (355,247,097)
 Cash Reserve Shares ........................         (16,372,544)        (192,984,729)
 Administration Shares ......................             (88,705)             (88,882)
 Bear Stearns Shares ........................        (449,257,524)        (381,926,447)
 Bear Stearns Private Client Shares .........              (2,233)
                                                -----------------    -----------------
Net increase (decrease) .....................   $     307,247,285    $    (318,668,856)
                                                =================    =================

                                                                TEMPCASH
                                                --------------------------------------
                                                 SIX MONTHS ENDED
                                                  APRIL 30, 2004        YEAR ENDED
                                                   (UNAUDITED)       OCTOBER 31, 2003
                                                -----------------    -----------------
Shares sold:
 Institutional Shares .......................   $ 59,876,234,498     $ 113,438,535,749
 Dollar Shares ..............................        766,576,089         1,919,869,864
 Bear Stearns Premier Shares ................              7,967                     -
 Bear Stearns Premier Select Shares .........              4,388                     -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................         27,585,492            61,528,458
 Dollar Shares ..............................          1,364,967             3,522,686
 Bear Stearns Premier Shares ................                  1                     -
 Bear Stearns Premier Select Shares .........                  1                     -
Shares redeemed:
 Institutional Shares .......................    (60,232,794,713)     (109,502,300,170)
 Dollar Shares ..............................       (702,212,963)       (1,892,301,884)
 Bear Stearns Premier Shares ................             (4,678)                    -
 Bear Stearns Premier Select Shares .........             (2,244)                    -
                                                ----------------     -----------------
Net increase (decrease) .....................   $   (263,241,195)    $   4,028,854,703
                                                ================     =================

                                                                FEDFUND
                                                --------------------------------------
                                                 SIX MONTHS ENDED
                                                  APRIL 30, 2004        YEAR ENDED
                                                   (UNAUDITED)       OCTOBER 31, 2003
                                                -----------------    -----------------
Shares sold:
 Institutional Shares .......................   $  6,594,385,852     $  18,617,146,278
 Dollar Shares ..............................      4,989,973,420         9,347,454,997
 Cash Reserve Shares ........................             90,111            14,767,894
 Bear Stearns Shares ........................         36,994,968            39,623,477
 Bear Stearns Private Client Shares .........              6,902                     -
 Bear Stearns Premier Shares ................              5,580                     -
 Bear Stearns Premier Select Shares .........              4,390                     -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................          2,953,471             6,438,915
 Dollar Shares ..............................             10,008                35,588
 Cash Reserve Shares ........................                  -                     -
 Bear Stearns Shares ........................             11,380                15,891
 Bear Stearns Private Client Shares .........                  1                     -
 Bear Stearns Premier Shares ................                  1                     -
 Bear Stearns Premier Select Shares .........                  2                     -
Shares redeemed:
 Institutional Shares .......................     (6,440,385,395)      (18,415,375,127)
 Dollar Shares ..............................     (5,045,569,225)       (9,585,838,350)
 Cash Reserve Shares ........................         (2,095,497)           (1,276,147)
 Bear Stearns Shares ........................        (32,415,772)          (34,477,434)
 Bear Stearns Private Client Shares .........             (4,668)                    -
 Bear Stearns Premier Shares ................             (2,540)                    -
 Bear Stearns Premier Select Shares .........             (2,246)                    -
                                                ----------------     -----------------
Net increase (decrease) .....................   $    103,960,743     $     (11,484,018)
                                                ================     =================

                                                                       MUNIFUND
                                                       --------------------------------------
                                                        SIX MONTHS ENDED
                                                         APRIL 30, 2004        YEAR ENDED
                                                          (UNAUDITED)       OCTOBER 31, 2003
                                                       ------------------  ------------------
Shares sold:
 Institutional Shares ...............................    $ 6,564,424,998     $10,025,819,513
 Dollar Shares ......................................        204,520,466         261,916,785
 Cash Management Shares .............................         45,503,753          53,262,996
 Cash Reserve Shares ................................                  -          13,091,131
 Administration Shares ..............................                  -          11,666,230
 Bear Stearns Shares ................................         89,498,156          39,238,063
 Bear Stearns Private Client Shares .................              4,370                   -
Shares issued in reinvestment of dividends:
 Institutional Shares ...............................          2,380,588           3,878,153
 Dollar Shares ......................................             53,428             368,498
 Cash Management Shares .............................             17,237               4,933
 Cash Reserve Shares ................................                  -              59,043
 Administration Shares ..............................                  -                   -
 Bear Stearns Shares ................................             14,471              17,150
 Bear Stearns Private Client Shares .................                  1                   -
Shares redeemed:
 Institutional Shares ...............................     (6,552,727,325)     (9,516,924,355)
 Dollar Shares ......................................       (159,256,731)       (299,060,547)
 Cash Management Shares .............................        (39,733,673)        (42,041,975)
 Cash Reserve Shares ................................                  -         (21,776,607)
 Administration Shares ..............................                  -         (24,717,378)
 Bear Stearns Shares ................................        (66,988,075)        (40,099,373)
 Bear Stearns Private Client Shares .................             (2,235)                  -
                                                         ---------------     ---------------
Net increase ........................................    $    87,709,429     $   464,702,260
                                                         ===============     ===============

                                                                       MUNICASH
                                                       --------------------------------------
                                                        SIX MONTHS ENDED
                                                         APRIL 30, 2004        YEAR ENDED
                                                           (UNAUDITED)      OCTOBER 31, 2003
                                                       ------------------  ------------------
Shares sold:
 Institutional Shares ...............................   $12,274,886,408      $16,020,739,562
 Dollar Shares ......................................       126,107,333          260,401,423
 Bear Stearns Premier Shares ........................             4,382                    -
 Bear Stearns Premier Select Shares .................             4,392                    -
Shares issued in reinvestment of dividends:
 Institutional Shares ...............................         5,133,576            8,031,860
 Dollar Shares ......................................           275,190              666,236
 Bear Stearns Premier Shares ........................                 1                    -
 Bear Stearns Premier Select Shares .................                 2                    -
Shares redeemed:
 Institutional Shares ...............................   (12,283,673,590)     (15,231,552,683)
 Dollar Shares ......................................      (128,768,911)        (229,848,005)
 Bear Stearns Premier Shares ........................            (2,241)                   -
 Bear Stearns Premier Select Shares .................            (2,246)                   -
                                                        ---------------      ---------------
Net increase (decrease) .............................   $    (6,035,704)     $   828,438,393
                                                        ===============      ===============

                                                                  CALIFORNIA MONEY FUND
                                                       --------------------------------------
                                                        SIX MONTHS ENDED
                                                         APRIL 30, 2004        YEAR ENDED
                                                          (UNAUDITED)       OCTOBER 31, 2003
                                                       ------------------  ------------------
Shares sold:
 Institutional Shares ...............................    $   971,508,261     $ 2,047,564,056
 Dollar Shares ......................................          6,643,000          21,619,460
 Cash Management Shares .............................             77,629             339,420
 Bear Stearns Shares ................................         61,668,960          20,618,338
 Bear Stearns Private Client Shares .................              4,374                   -
 Bear Stearns Premier Shares ........................              5,286                   -
 Bear Stearns Premier Select Shares .................              4,395                   -
Shares issued in reinvestment of dividends:
 Institutional Shares ...............................             32,756             133,257
 Dollar Shares ......................................                  -              28,476
 Cash Management Shares .............................                333                 134
 Bear Stearns Shares ................................             10,439               6,486
 Bear Stearns Private Client Shares .................                  1                   -
 Bear Stearns Premier Shares ........................                  1                   -
 Bear Stearns Premier Select Shares .................                  2                   -
Shares redeemed:
 Institutional Shares ...............................     (1,095,514,379)     (2,007,105,741)
 Dollar Shares ......................................        (20,704,939)        (36,104,560)
 Cash Management Shares .............................           (123,281)           (112,876)
 Bear Stearns Shares ................................        (54,180,000)        (18,189,053)
 Bear Stearns Private Client Shares .................             (2,237)                  -
 Bear Stearns Premier Shares ........................             (2,243)                  -
 Bear Stearns Premier Select Shares .................             (2,248)                  -
                                                         ---------------     ---------------
Net increase (decrease) .............................    $  (130,573,890)    $    28,797,397
                                                         ===============     ===============

                                                                   NEW YORK MONEY FUND
                                                        --------------------------------------
                                                         SIX MONTHS ENDED
                                                          APRIL 30, 2004        YEAR ENDED
                                                            (UNAUDITED)      OCTOBER 31, 2003
                                                        ------------------  ------------------
Shares sold:
 Institutional Shares ...............................      $ 747,331,726     $ 1,883,228,442
 Dollar Shares ......................................          8,390,667          20,890,725
 Bear Stearns Shares ................................         84,158,502         114,656,512
 Bear Stearns Private Client Shares .................              4,372                   -
 Bear Stearns Premier Shares ........................              5,734                   -
 Bear Stearns Premier Select Shares .................              4,394                   -
Shares issued in reinvestment of dividends:
 Institutional Shares ...............................            101,679              59,217
 Dollar Shares ......................................             16,423              47,573
 Bear Stearns Shares ................................             24,149              42,524
 Bear Stearns Private Client Shares .................                  1                   -
 Bear Stearns Premier Shares ........................                  2                   -
 Bear Stearns Premier Select Shares .................                  1                   -
Shares redeemed:
 Institutional Shares ...............................       (796,334,887)     (1,897,405,364)
 Dollar Shares ......................................         (8,572,541)        (20,438,302)
 Bear Stearns Shares ................................        (78,545,482)       (113,044,259)
 Bear Stearns Private Client Shares .................             (2,236)                  -
 Bear Stearns Premier Shares ........................             (2,643)                  -
 Bear Stearns Premier Select Shares .................             (2,247)                  -
                                                           -------------     ---------------
Net decrease ........................................      $ (43,422,386)    $   (11,962,932)
                                                           =============     ===============

     On April 30, 2004, one shareholder held approximately 10% of the outstanding shares of TempFund, one shareholder held approximately 15% of TempCash, two shareholders held approximately 44% of FedFund, one shareholder held approximately 12% of MuniFund, four shareholders held approximately 61% of MuniCash and three shareholders held approximately 59% of New York Money Fund. Some of the shareholders are comprised of omnibus accounts. Although it is considered a single shareholder for purposes of determining its percentage of ownership of a particular Fund, each omnibus account executes transactions in the Funds' shares on behalf of multiple underlying Fund shareholders.

(D) At April 30, 2004, net assets consisted of:

                                                        TEMPFUND          TEMPCASH           FEDFUND
                                                    ---------------   ---------------    ---------------
 Paid-in capital .................................  $24,436,532,787   $11,363,245,249    $ 2,686,022,968
 Accumulated net realized gain (loss) on
  security transactions ..........................         (241,831)              357             24,119
                                                    ---------------   ---------------    ---------------
   Net Assets ....................................  $24,436,290,956   $11,363,245,606    $ 2,686,047,087
                                                    ===============   ===============    ===============

                                                                          MUNIFUND           MUNICASH
                                                                      ---------------    ---------------
 Paid-in capital .................................                    $ 1,703,221,001    $ 2,138,686,818
 Undistributed net investment income .............                              2,304                  -
 Accumulated net realized loss on security
  transactions ...................................                            (91,280)           (82,978)
                                                                      ---------------    ---------------
   Net Assets ....................................                    $ 1,703,132,025    $ 2,138,603,840
                                                                      ===============    ===============

                                                                      CALIFORNIA MONEY   NEW YORK MONEY
                                                                            FUND               FUND
                                                                      ---------------    ---------------
 Paid-in capital .................................                    $   384,970,459    $   328,405,896
 Accumulated net realized gain (loss) on
  security transactions ..........................                           (145,785)           105,882
                                                                      ---------------    ---------------
   Net Assets ....................................                    $   384,824,674    $   328,511,778
                                                                      ===============    ===============

(E) Federal Tax Information

     No provision is made for Federal taxes as it is the Trust's intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no long-term capital gain distributions for the year ended October 31, 2003.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. As of October 31, 2003, there were no permanent differences with respect to the Bear Stearns, Bear Stearns Premier, Bear Stearns Premier Select and Bear Stearns Private Client Shares classes.

     The tax character of distributions paid during the last two fiscal years were as follows:

                                                TAX-FREE        ORDINARY
                                                 INCOME          INCOME
                                              -------------  ---------------
          TempFund
             10/31/03 ......................   $         -     $317,184,756
             10/31/02 ......................             -      590,981,534
          TempCash
             10/31/03 ......................             -      127,942,066
             10/31/02 ......................             -      155,527,167
          FedFund
             10/31/03 ......................             -       31,715,282
             10/31/02 ......................             -       52,923,645
          MuniFund
             10/31/03 ......................    14,565,441                -
             10/31/02 ......................    13,706,740                -
          MuniCash
             10/31/03 ......................    19,199,722                -
             10/31/02 ......................    17,051,605                -
          California Money Fund
             10/31/03 ......................     4,726,755                -
             10/31/02 ......................     6,965,578                -
          New York Money Fund
             10/31/03 ......................     3,999,170                -
             10/31/02 ......................     5,057,764                -

     As of October 31, 2003, the components of distributable earnings/(accumulated losses) were as follows:

                                          UNDISTRIBUTED    UNDISTRIBUTED
                                             TAX-FREE        ORDINARY       CAPITAL LOSS
                                              INCOME          INCOME        CARRYFORWARDS
                                         ---------------  ---------------  ---------------
     TempFund .........................   $           -    $  19,542,716        ($459,902)
     TempCash .........................               -        8,737,779          (10,389)
     FedFund ..........................               -        1,868,589           (1,281)
     MuniFund .........................       1,104,044                -                -
     MuniCash .........................       1,501,654                -          (13,010)
     California Money Fund ............         357,052                -         (121,834)
     New York Money Fund ..............         276,522                -             (185)

     At October 31, 2003, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                   EXPIRING OCTOBER 31
                                     ----------------------------------------------------------------------------------
                                      2004    2005    2006   2007     2008      2009       2010       2011     TOTAL
                                     ------ -------- ------ ------ --------- --------- ----------- --------- ----------
     TempFund ......................  $  -   $    -   $  -   $  -   $     -   $     -   $ 459,902   $     -   $459,902
     TempCash ......................     -        -      -      -         -         -         888     9,501     10,389
     FedFund .......................     -    1,281      -      -         -         -           -         -      1,281
     MuniCash ......................     -        -      -      -    13,010         -           -         -     13,010
     California Money Fund .........     -   10,699      -      -         -    65,827           -    45,308    121,834
     New York Money Fund ...........     -        -    185      -         -         -           -         -        185

                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(F) Contingencies

     In the normal course of business, the Trust enters into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

                            BLACKROCK LIQUIDITY FUNDS
                             ADDITIONAL INFORMATION

PricewaterhouseCoopers LLP ("PwC"), the former independent auditors to BlackRock Liquidity Funds [the "Registrant"], have been hired as an internal audit supporting service provider by The PNC Financial Services Group, Inc. ("PNC"), an affiliate of the Registrant's investment adviser and certain other of its service providers. In order to provide certain contemplated services to PNC and its affiliates in the future, which would cause PwC to no longer be independent with respect to the Registrant, PwC informed the Registrant on November 19, 2003 that it would decline to stand for re-election as independent auditors to the Registrant after the completion of the Registrant's fiscal 2003 audit.

PwC's reports on the Registrant's financial statements for the fiscal years ended October 31, 2003 and October 31, 2002 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Registrant's fiscal years ended October 31, 2003 and October 31, 2002, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 19, 2003, the Registrant by action of its Board of Trustees upon the recommendation of its Audit Committee engaged Deloitte & Touche LLP as the independent auditors to audit the Registrant's financial statements for the fiscal year ending October 31, 2004. During the Registrant's fiscal years ended October 31, 2003 and October 31, 2002, neither the Registrant, its portfolios nor anyone on their behalf has consulted Deloitte & Touche LLP on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Registrant's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Investment Adviser
       BlackRock Institutional Management Corporation
       Wilmington, Delaware 19809


Co-Administrator
       BlackRock Institutional Management Corporation
       Wilmington, Delaware 19809


Co-Administrator and Transfer Agent
       PFPC Inc.
       Wilmington, DE 19809


Distributor
       BlackRock Distributors, Inc.
       King of Prussia, Pennsylvania 19406


Custodian
       PFPC Trust Co.
       Philadelphia, Pennsylvania 19153


Counsel
       Drinker Biddle & Reath LLP
       Philadelphia, Pennsylvania 19103


Independent Auditors
       Deloitte & Touche LLP
       Philadelphia, Pennsylvania 19103

A description of BlackRock Liquidity Funds' Proxy Voting Policies is available upon request and without charge by calling 1-800-821-7432 or at the Securities and Exchange Commission's website: www.sec.gov.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

[LOGO OF SIERRA CLUB]

[GRAPHIC APPEARS HERE]
                         Offering

                         FedFund - Cash Reserve Shares


                             SEMI-ANNUAL REPORT

                         April 30, 2004
                        (unaudited)

                         As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    [GRAPHIC]



                                                                   June 3, 2004

Dear Shareholder:

   We are pleased to present the Semi-Annual Report to Shareholders of FedFund Cash Reserve Shares of BlackRock Liquidity Funds for the six-month period ended April 30, 2004.

   BlackRock Liquidity Funds offer a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                            Sincerely,
                            /s/Ralph L. Schlosstein

                            Ralph L. Schlosstein
                            Chairman & President

                           BlackRock Liquidity Funds
                                    FedFund
                            Statement of Net Assets
                                April 30, 2004
                                  (Unaudited)
--------------------------------------------------------------------------------

                             Par
                 Maturity   (000)        Value
                 --------  --------  --------------
AGENCY OBLIGATIONS--62.9%
Federal Farm Credit Bank Variable Rate Notes--6.8%
   0.97%(b)      05/05/04  $ 33,000  $   32,999,930
   1.00%(b)      02/07/05   150,000     149,982,640
                                     --------------
                                        182,982,570
                                     --------------
Federal Home Loan Bank Bonds--7.1%
   1.06%         05/03/04   100,000      99,994,111
   0.94%         05/05/04     2,166       2,165,774
   3.38%         05/14/04     3,995       3,997,838
   4.88%         05/14/04     9,000       9,011,686
   7.12%         05/14/04     4,885       4,894,932
   3.38%         06/15/04     1,495       1,499,381
   1.45%         01/11/05    15,000      15,003,033
   1.38%         03/28/05    26,000      26,000,000
   1.42%         04/04/05    15,000      15,000,000
   1.41%         05/09/05    12,000      12,000,000
                                     --------------
                                        189,566,755
                                     --------------
Federal Home Loan Bank Variable Rate Notes--16.7%
   0.96%(b)      05/27/04    65,000      64,997,907
   0.97%(b)      07/06/04    20,000      19,999,083
   0.98%(b)      08/25/04    60,000      59,993,301
   1.04%(b)      03/21/05   102,000     101,984,072
   1.00%(b)      09/08/05   102,000     101,923,667
   0.98%(b)      09/12/05    50,000      49,958,890
   0.99%(b)      10/03/05    50,000      49,966,906
                                     --------------
                                        448,823,826
                                     --------------
Federal Home Loan Mortgage Corporation Bonds--5.8%
   5.00%         05/15/04    12,452      12,470,579
   0.98%         05/25/04     3,000       2,998,040
   6.72%         05/28/04     4,000       4,016,170
   3.00%         07/15/04    25,000      25,098,818
   4.50%         08/15/04    10,000      10,094,633
   3.25%         11/15/04    25,000      25,247,809
   1.46%         11/17/04    25,000      25,000,000
   1.42%         03/01/05    25,000      25,000,000
   1.29%         03/23/05    29,000      29,000,000
                                     --------------
                                        158,926,049
                                     --------------

                See accompanying notes to financial statements.

                                    FedFund
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                              Par
                                          Maturity           (000)             Value
                                         --------              --------    --------------
AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association Bonds--1.2%
   5.62%                                 05/14/04           $  1,000       $    1,001,642
   3.00%                                 06/15/04             30,000           30,066,536
                                                                           --------------
                                                                               31,068,178
                                                                           --------------
Federal National Mortgage Association Discount Notes--1.8%
   1.32%                                 05/15/04              2,340            2,338,801
   1.19%                                 08/20/04             20,000           19,926,617
   1.33%                                 08/20/04             25,000           24,897,479
                                                                           --------------
                                                                               47,162,897
                                                                           --------------
Federal National Mortgage Association Variable Rate Notes--21.6%
   1.00%(b)                              12/20/04            150,000          149,932,561
   1.07%(b)                              01/28/05             50,000           49,981,114
   1.04%(b)                              02/18/05            100,000           99,983,597
   1.04%(b)                              03/23/05            100,000           99,986,531
   1.03%(b)                              06/09/05             50,000           49,995,569
   0.98%(b)                              08/29/05             50,000           49,968,255
   0.99%(b)                              09/06/05             80,000           79,935,696
                                                                           --------------
                                                                              579,783,323
                                                                           --------------
Student Loan Marketing Association Bonds--1.9%
   5.00%                                 06/30/04             50,000           50,313,233
                                                                           --------------
TOTAL AGENCY OBLIGATIONS
 (Cost $1,688,626,831)                                                      1,688,626,831
                                                                           --------------
REPURCHASE AGREEMENTS--37.0%
  Deutsche Bank Securities, Inc.
   1.03%                                 06/01/04(c)         100,000          100,000,000
   (Agreement dated 04/02/04 to be repurchased at $100,171,667, collateralized by $140,069,174 Federal Home Loan Mortgage
    Corporation Adjustable Rate Mortgage Notes and Federal
    National Mortgage Association Bonds 3.37% to 7.00% due from
    11/01/18 to 03/01/34. The value of the collateral is $103,000,000.)
  Goldman Sachs & Co.
   1.02%                                 05/19/04(c)          75,000           75,000,000
   (Agreement dated 04/26/04 to be repurchased at $75,048,875, collateralized by $78,411,899 Federal National Mortgage
    Association Bonds 5.50% due 02/01/34. The value of the
    collateral is $77,250,001.)

                See accompanying notes to financial statements.

                                    FedFund
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                                       Par
                                                   Maturity           (000)            Value
                                                   --------             --------    ------------
        REPURCHASE AGREEMENTS (Continued)
          Morgan Stanley & Co., Inc.
           1.03%                                   05/03/04          $200,000       $200,000,000
           (Agreement dated 04/30/04 to be repurchased at $200,017,167, collateralized by $197,892,768 Federal Home Loan Bank Bonds and Discount Notes, Federal Home Loan Mortgage Corporation
            Discount Notes and Federal National Mortgage Association Medium
            Term Notes 0.00% to 7.00% due from 05/03/04 to 07/15/13. The value of the collateral is $206,189,278.)
          Morgan Stanley & Co., Inc.
           1.04%                                   05/03/04           201,000        201,000,000
           (Agreement dated 04/30/04 to be repurchased at $201,017,420, collateralized by $198,882,232 Federal Home Loan Bank Bonds and Discount Notes, Federal Home Loan Mortgage Corporation
            Discount Notes and Federal National Mortgage Association Medium
            Term Notes 0.00% to 7.00% due from 05/03/04 to 07/15/13. The value of the collateral is $207,220,224.)
          PNC Bank N.A.(d)
           0.76%                                   05/03/04            24,500         24,500,000
           (Agreement dated 04/30/04 to be repurchased at $24,501,557, collateralized by $100,000,000 Federal National Mortgage Association
            Bonds 2.92% due 08/15/07. The value of the collateral is $101,156,000.)
          UBS Securities LLC
           1.02%                                   05/03/04           100,000        100,000,000
           (Agreement dated 04/19/04 to be repurchased at $100,039,667, collateralized by $103,000,274 Federal National Mortgage
            Association Strips 0.00% due from 01/01/33 to 07/01/33. The value of the collateral is 103,000,274.)
          UBS Securities LLC
           1.05%                                   05/03/04            69,000         69,000,000
           (Agreement dated 04/30/04 to be repurchased at $69,006,038, collateralized by $71,072,314 Federal National Mortgage
            Association Strips 0.00% due from 05/01/29 to 07/01/33. The value of the collateral is $71,072,314.)
          UBS Securities LLC
           1.02%                                  05/13/04(c)          75,000         75,000,000
           (Agreement dated 04/22/04 to be repurchased at $75,044,625, collateralized by $77,250,001 Federal National Mortgage
            Association Strips 0.00% due from 05/01/29 to 12/01/33. The value of the collateral is $77,250,001.)

                See accompanying notes to financial statements.

                                    FedFund
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                             Par
                                               Maturity     (000)       Value
                                              --------    --------  --------------
REPURCHASE AGREEMENTS (Continued)
  UBS Securities LLC
   1.03%                                      05/17/04(c) $100,000  $  100,000,000
   (Agreement dated 04/16/04 to be repurchased at $100,088,694, collateralized by $103,001,250 Federal National Mortgage
    Association Strips 0.00% due from 04/01/33 to 12/01/33. The value of the collateral is $103,001,250.)
  UBS Securities LLC
   1.03%                                      05/26/04(c)   50,000      50,000,000
   (Agreement dated 04/21/04 to be repurchased at
    $50,042,917, collateralized by $51,503,040 Federal
    National Mortgage Association Strips 0.00% due
    12/01/33. The value of the collateral is
    $51,503,040.)
                                                                    --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $994,500,000)                                                 994,500,000
                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $2,683,126,831(a))                                   99.9%  2,683,126,831
OTHER ASSETS IN EXCESS OF LIABILITIES                          0.1%      2,920,256
                                                          --------  --------------
NET ASSETS (Equivalent to $1.00 per share
 based on 2,320,318,764 Institutional Shares,
 341,730,384 Dollar Shares, 11,486,361
 Cash Reserve Shares, 12,480,037 Bear
 Stearns Shares, 2,146 Bear Stearns Premier
 Select Shares, 2,235 Bear Stearns Private
 Client Shares and 3,041 Bear Stearns
 Premier Shares outstanding)                                 100.0% $2,686,047,087
                                                          ========  ==============

                See accompanying notes to financial statements.

                                    FedFund
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                            Value
                                                            -----
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 INSTITUTIONAL SHARE
 ($2,320,311,445/2,320,318,764)                             $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 DOLLAR SHARE
 ($341,761,615/341,730,384)                                 $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER CASH
 RESERVE SHARE
 ($11,486,425/11,486,361)                                   $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BEAR
 STEARNS SHARE
 ($12,480,180/12,480,037)                                   $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BEAR
 STEARNS PREMIER SELECT SHARE
 ($2,146/2,146)                                             $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BEAR
 STEARNS PRIVATE CLIENT SHARE
 ($2,235/2,235)                                             $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BEAR
 STEARNS PREMIER SHARE
 ($3,041/3,041)                                             $1.00
                                                            =====

--------
(a)Aggregate cost for Federal tax purposes.
(b)Rates shown are the rates as of April 30, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)Agreement has a putable option where principal and interest owed can be recovered through demand in seven days.
(d)Pursuant to an exemptive order FedFund may enter into overnight repurchase transactions with certain affiliated parties, which may include the PNC Financial Services Group, Inc.

                See accompanying notes to financial statements.

                                    FedFund
                      Statement of Net Assets (Concluded)
                                  (Unaudited)

--------------------------------------------------------------------------------


                                    FedFund
                             Maturity Information
                                April 30, 2004
                                  (Unaudited)

                      Maturity         Par       Percentage
                    ------------- -------------- ----------
                        1-30 Days $1,645,338,000    61.3%
                       31-60 Days    665,495,000    24.8
                       61-90 Days    145,000,000     5.4
                      91-120 Days     55,000,000     2.1
                    Over 150 Days    172,000,000     6.4
                                                   -----
                                                   100.0
                                                   =====

                      Average Weighted Maturity--40 days

   The Fitch Investors Service, Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at April 30, 2004.

                See accompanying notes to financial statements.

                           BlackRock Liquidity Funds
                            Statement of Operations
                    For the Six Months Ended April 30, 2004
                                  (Unaudited)

                                                               FED FUND
                                                             -----------
      Investment Income:
       Interest income...................................... $14,467,725
                                                             -----------

      Expenses:
       Investment advisory fee..............................   1,507,946
       Administration fee...................................   2,022,671
       Custodian fee........................................     110,473
       Transfer agent fee...................................      95,238
       Shareholder servicing fees--class specific...........     535,940
       Distribution fees--class specific....................      19,259
       Legal fees...........................................       9,109
       Audit fees...........................................       5,270
       Printing.............................................       3,529
       Registration fees and expenses.......................      18,917
       Trustees' fees and expenses..........................       8,803
       Other................................................      42,394
                                                             -----------
      Total expenses........................................   4,379,549
                                                             -----------
      Less investment advisory and administration fees
        waived..............................................  (1,186,112)
      Less shareholder servicing fees waived--class specific      (5,757)
      Less custody fees paid indirectly.....................        (761)
                                                             -----------
      Net expenses..........................................   3,186,919
                                                             -----------
      Net investment income.................................  11,280,806
       Net realized gain from investment transactions.......      25,400
                                                             -----------
       Net increase in net assets resulting from operations. $11,306,206
                                                             ===========


                See accompanying notes to financial statements.

                           BlackRock Liquidity Funds
                      Statement of Changes in Net Assets

                                                         FED FUND
                                             --------------------------------
                                             SIX MONTHS ENDED
                                              APRIL 30, 2004     YEAR ENDED
                                               (UNAUDITED )   OCTOBER 31, 2003
                                             ---------------- ----------------
 Increase (decrease) in net assets:

   Operations:
     Net investment income..................  $   11,280,806   $   31,715,282
     Net gain on investments................          25,400           24,682
                                              --------------   --------------
     Net increase in net assets resulting
      from operations.......................      11,306,206       31,739,964
                                              --------------   --------------

 Distributions to shareholders from:
   Net investment income:
     Institutional Shares...................      (9,981,091)     (27,344,879)
     Dollar Shares..........................      (1,257,573)      (4,306,454)
     Cash Management Shares.................              --               --
     Cash Reserve Shares....................         (31,091)         (48,268)
     Administration Shares..................              --               --
     Bear Stearns Shares....................         (11,047)         (15,681)
     Bear Stearns Premier Select Shares.....              (2)              --
     Bear Stearns Private Client Shares.....              (1)              --
     Bear Stearns Premier Shares............              (1)              --
                                              --------------   --------------
      Total distributions from net
       investment income....................     (11,280,806)     (31,715,282)
                                              --------------   --------------
     Capital share transactions.............     103,960,743      (11,484,018)
                                              --------------   --------------
      Total increase (decrease) in net
       assets...............................     103,986,143      (11,459,336)

 Net assets:
     Beginning of period....................   2,582,060,944    2,593,520,280
                                              --------------   --------------
     End of period..........................  $2,686,047,087   $2,582,060,944
                                              ==============   ==============
     End of period undistributed net
      investment income.....................  $           --   $           --

                See accompanying notes to financial statements.

                           BlackRock Liquidity Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)




                                                             DIVIDENDS TO
                                        NET ASSET            SHAREHOLDERS
                                          VALUE      NET       FROM NET
                                        BEGINNING INVESTMENT  INVESTMENT
       FedFund                          OF PERIOD   INCOME      INCOME
       =======                          --------- ---------- ------------
        Institutional Shares
        11/01/03 through 4/30/04/4/       $1.00    $0.0045     ($0.0045)
        10/31/03                           1.00     0.0110      (0.0110)
        10/31/02                           1.00     0.0183      (0.0183)
        10/31/01                           1.00     0.0469      (0.0469)
        10/31/00                           1.00     0.0594      (0.0594)
        10/31/99                           1.00     0.0483      (0.0483)
        Dollar Shares
        11/01/03 through 4/30/04/4/       $1.00    $0.0032     ($0.0032)
        10/31/03                           1.00     0.0085      (0.0085)
        10/31/02                           1.00     0.0158      (0.0158)
        10/31/01                           1.00     0.0444      (0.0444)
        10/31/00                           1.00     0.0569      (0.0569)
        10/31/99                           1.00     0.0458      (0.0458)
        Cash Reserve Shares
        11/01/03 through 4/30/04/4/       $1.00    $0.0025     ($0.0025)
        04/01/03/1/ through 10/31/03       1.00     0.0034      (0.0034)
        Bear Stearns Shares
        11/01/03 through 4/30/04/4/       $1.00    $0.0003     ($0.0003)
        10/31/03                           1.00     0.0033      (0.0033)
        05/20/02/1 /through 10/31/02       1.00     0.0040      (0.0040)
        Bear Stearns Premier Select Shares
        03/26/04/1/ through 4/30/04/4/    $1.00    $0.0007     ($0.0007)
        Bear Stearns Private Client Shares
        03/26/04/1/ through 4/30/04/4/    $1.00    $0.0005     ($0.0005)
        Bear Stearns Premier Shares
        03/26/04/1/ through 4/30/04/4/    $1.00    $0.0004     ($0.0004)

--------
1  Commencement of operations of share class.
2  Annualized.
3  Past performance is no guarantee of future results.
4  Unaudited.

                See accompanying notes to financial statements.

                                            RATIO OF
                                           EXPENSES TO  RATIO OF
                                             AVERAGE   EXPENSES TO RATIO OF NET
 NET                            RATIO OF    DAILY NET    AVERAGE    INVESTMENT
ASSET                          EXPENSES TO   ASSETS     DAILY NET   INCOME TO
VALUE              NET ASSETS    AVERAGE   (INCLUDING    ASSETS      AVERAGE
END OF  TOTAL        END OF     DAILY NET    CUSTODY   (EXCLUDING   DAILY NET
PERIOD RETURN/3/  PERIOD (000)   ASSETS     CREDITS)    WAIVERS)      ASSETS
------ --------   ------------ ----------- ----------- ----------- ------------
$1.00    0.90%/2/  $2,320,311     0.20%/2/    0.20%/2/    0.29%/2/     0.90%/2/
 1.00    1.10       2,163,336     0.20        0.20        0.28         1.10
 1.00    1.85       1,955,108     0.20        0.20        0.26         1.82
 1.00    4.79       1,684,597     0.20        0.20        0.27         4.61
 1.00    6.10       1,400,232     0.20        0.20        0.29         6.01
 1.00    4.94         742,744     0.20        0.20        0.28         4.81
$1.00    0.65%/2/  $  341,762     0.45%/2/    0.45%/2/    0.54%/2/     0.65%/2/
 1.00    0.85         397,344     0.45        0.45        0.53         0.87
 1.00    1.60         635,685     0.45        0.45        0.50         1.61
 1.00    4.53         814,186     0.45        0.45        0.52         4.18
 1.00    5.84         216,511     0.45        0.45        0.54         6.04
 1.00    4.69          34,611     0.45        0.45        0.53         4.56
$1.00    0.50%/2/  $   11,487     0.60%/2/    0.60%/2/    0.69%/2/     0.50%/2/
 1.00    0.59/2/       13,492     0.60/2/     0.60/2/     0.69/2/      0.58/2/
$1.00    0.20%/2/  $   12,480     0.90%/2/    0.90%/2/    1.09%/2/     0.20%/2/
 1.00    0.33           7,889     0.95        0.95        1.08         0.30
 1.00    0.89/2/        2,728     1.00/2/     1.00/2/     1.08/2/      0.87/2/
$1.00    0.67%/2/  $        2     0.27%/2/    0.27%/2/    0.50%/2/     0.26%/2/
$1.00    0.44%/2/  $        2     0.53%/2/    0.53%/2/    0.85%/2/     0.94%/2/
$1.00    0.38%/2/  $        3     0.49%/2/    0.49%/2/    0.59%/2/     0.22%/2/

                         Notes to Financial Statements


   BlackRock Liquidity Funds (the "Trust") (formerly, BlackRock Provident Institutional Funds) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is the successor to five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal Fund for California Investors, Inc.; and (5) Municipal Fund for New York Investors, Inc. (together, the "Predecessor Companies"). On February 10, 1999, the Predecessor Companies were each reorganized into the Trust. The financial statements and these accompanying notes relate to the Trust's ten portfolios: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money (each a "Fund" and together, the "Funds").

   FedFund offers ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Select Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. Pursuant to a Shareholder Service Plan, and as specified in a servicing agreement, financial institutions ("Service Organizations") provide certain services, not intended to promote the sale of the shares, to their clients who beneficially own FedFund shares of a particular class, in consideration for the Trust's payment of a fee to the Servicing Organization at an annual rate not to exceed: .10% for Administration Shares; .25% for Dollar Shares; .40% for Cash Reserve Shares and Bear Stearns Premier Select Shares; and .50% for Cash Management Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Private Client Shares and Cash Plus Shares, of the average daily net asset value of such Shares. The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Pursuant to a Distribution Plan, and as specified in a related agreement, institutions that are broker/dealers ("Broker/Dealers") provide certain sales support and distribution services to their clients who beneficially own Plus Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Select Shares, Bear Stearns Private Client Shares, and Cash Plus Shares, in consideration for the Trust's payment of a fee to the Broker/Dealer at an annual rate not to exceed .10% of the average daily net asset value with respect to Bear Stearns Premier Shares and Bear Stearns Premier Select Shares; ..25% (not to exceed .40% in the case of New York Money

Fund and California Money Fund) of the average daily net asset value with respect to Plus Shares; and .35% of the average daily net asset value with respect to Bear Stearns Shares, Bear Stearns Private Client Shares and Cash Plus Shares. Dividends paid to Administration, Dollar, Plus, Cash Reserve, Cash Management, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Select Shares, Bear Stearns Private Client Shares and Cash Plus Shares shareholders are reduced by such fees. Institutional Shares are sold to institutional investors who choose not to enter into agreements with the Trust. As of April 30, 2004, no Plus Shares or Cash Plus Shares were outstanding.

(A)  Summary of Significant Accounting Policies

   Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of each portfolio at $1.00.

   Repurchase Agreements--For FedFund, the Trust may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided there purchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

   Dividends to Shareholders--Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

   Security Transactions and Investment Income--Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

   Other--Expenses that are directly related to FedFund are charged directly to that Fund. Other operating expenses are prorated to FedFund on the basis of relative net assets. Class- specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of FedFund are allocated to the respective class on the basis of the relative net assets each day. For the six months ended April 30, 2004, the following shows the various types of class-specific expenses borne directly by each class of FedFund and any associated waivers of those expenses.

1.  Shareholder Service Fees

                                     SHARE CLASSES
                       ------------------------------------------
                                          CASH          BEAR
                           DOLLAR       RESERVE       STEARNS
                       -------------- ------------ --------------
               FedFund    $486,147      $25,033       $24,757

                                     SHARE CLASSES
                       ------------------------------------------
                        BEAR STEARNS  BEAR STEARNS  BEAR STEARNS
                       PRIVATE CLIENT   PREMIER    PREMIER SELECT
                       -------------- ------------ --------------
               FedFund          $1        $1            $1

2.  Shareholder Service Fees Waived

                                     SHARE CLASSES
                   --------------------------------------------------
                    BEAR    BEAR STEARNS  BEAR STEARNS  BEAR STEARNS
                   STEARNS PRIVATE CLIENT   PREMIER    PREMIER SELECT
                   ------- -------------- ------------ --------------
           FedFund $5,755        $1            --            $1

3.  Distribution Fees

                                     SHARE CLASSES
                   --------------------------------------------------
                    BEAR    BEAR STEARNS  BEAR STEARNS  BEAR STEARNS
                   STEARNS PRIVATE CLIENT   PREMIER    PREMIER SELECT
                   ------- -------------- ------------ --------------
           FedFund $19,256       $1            $1            $1

(B)  Transactions with Affiliates and Related Parties

   Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation ("BIMC"), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC manages the Funds and serves as Co-Administrator (as defined below). BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. ("PNC"). PFPC Trust Co., an indirect subsidiary of PNC, is the Trust's custodian and PFPC Inc. ("PFPC"), an indirect subsidiary of PNC, is the Trust's transfer agent and Co-Administrator.

   BlackRock Distributors, Inc., ("BDI"), an indirect subsidiary of PNC, serves as the Trust's distributor.

   The Trust has entered into an Administration Agreement with PFPC and BIMC under which they provide certain administrative services (together, the "Co-Administrators").

   In return for BIMC's advisory services, the Trust pays BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the combined average net assets of FedFund as combined with T-Fund, Federal Trust Fund and Treasury Trust Fund, which are other portfolios offered by the Trust, as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, ..09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion. California Money Fund and New York Money Fund pay BIMC a fee, computed daily and payable monthly, at an annual rate of .20% of average net assets.

   For the six months ended April 30, 2004, advisory fees and waivers for FedFund were as follows:

                              GROSS                  NET
                           ADVISORY FEE  WAIVER  ADVISORY FEE
                           ------------ -------- ------------
                   FedFund  $1,507,946  $593,056   $914,890

   In return for their administrative services, the Trust pays the Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each Fund as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion and .10% of amounts in excess of $3 billion.

   For the six months ended April 30, 2004, administration fees and waivers for FedFund were as follows:

                             GROSS                    NET
                         ADMINISTRATION          ADMINISTRATION
                              FEE        WAIVER       FEE
                         -------------- -------- --------------
                 FedFund   $2,022,671   $593,056   $1,429,615

   The Co-Administrators and BIMC have contractually agreed to reduce their fees or reimburse expenses to the extent necessary to ensure that the net operating expenses (excluding class specific fees paid to Service Organizations and/or Broker/Dealers) of FedFund do not exceed .20% its respective average net assets. The net advisory and net administration fees in the preceding tables reflect these reductions, if any.

   In return for PFPC's transfer agent services, the Trust pays certain fees and charges to PFPC. For the six months ended April 30, 2004, FedFund paid $29,828 to PFPC for transfer agent services.

   In return for custody services provided by PFPC Trust Co., the Trust pays PFPC Trust Co. a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of FedFund as follows: .006% of the first $10 billion, .0055% of the next $10 billion and .005% of the average gross assets in excess of $20 billion. The Trust may also pay certain out-of-pocket expenses that are charged by PFPC Trust Co.

   Pursuant to the Trust's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"). For the six months ended April 30, 2004, FedFund earned $761 in custody credits.

   Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Select Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan, the Trust may pay BlackRock Distributors, Inc. and/or a Broker/Dealer a fee for distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares

Distribution Plan, the Bear Stearns Premier Select Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay Service Organizations, including affiliates of BIMC, fees for providing certain services ("shareholder services") to their customers who own shares of the Trust's portfolios. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns, Bear Stearns Premier, Bear Stearns Premier Select and Bear Stearns Private Client Shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

   For the six months ended April 30, 2004, FedFund paid $448,677 shareholder servicing fees to affiliates of BIMC.

   As of six months ended April 30, 2004, affiliated payables were as follows:

                            PFPC AND
                           PFPC TRUST            OTHER BIMC
                            CO . (1)  BIMC (2) AFFILIATES (3)
                           ---------- -------- --------------
                   FedFund  $91,104   $329,139    $69,856

--------
(1)Payables to PFPC as of April 30, 2004 are for accounting, administration and transfer agent services provided to the Trust. Payables to PFPC Trust Co. as of April 30, 2004 are for custody services provided to the Trust.
(2)Payables to BIMC as of April 30, 2004 are for advisory and administration services provided to the Trust.
(3)Payables to other BIMC affiliates are for shareholder services and/or distribution and sales support services as described under the Trust's Shareholder Services Plans and Distribution Plans, respectively.

(C)  Capital Shares

   The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

   Because FedFund has sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

   Transactions in capital shares for each period were as follows:

                                                    FEDFUND
                                       ---------------------------------
                                       SIX MONTHS ENDED
                                        APRIL 30, 2004     YEAR ENDED
                                         (UNAUDITED )   OCTOBER 31, 2003
                                       ---------------- ----------------
      Shares sold:
         Institutional Shares......... $ 6,594,385,852  $ 18,617,146,278
         Dollar Shares................   4,989,973,420     9,347,454,997
         Cash Reserve Shares..........          90,111        14,767,894
         Bear Stearns Shares..........      36,994,968        39,623,477
         Bear Stearns Private Client
           Shares.....................           6,902                --
         Bear Stearns Premier
           Shares.....................           5,580                --
         Bear Stearns Premier Select
           Shares.....................           4,390                --
      Shares issued in reinvestment of
        dividends:
         Institutional Shares.........       2,953,471         6,438,915
         Dollar Shares................          10,008            35,588
         Cash Reserve Shares..........              --                --
         Bear Stearns Shares..........          11,380            15,891
         Bear Stearns Private Client
           Shares.....................               1                --
         Bear Stearns Premier
           Shares.....................               1                --
         Bear Stearns Premier Select
           Shares.....................               2                --
      Shares redeemed:
         Institutional Shares.........  (6,440,385,395)  (18,415,375,127)
         Dollar Shares................  (5,045,569,225)   (9,585,838,350)
         Cash Reserve Shares..........      (2,095,497)       (1,276,147)
         Bear Stearns Shares..........     (32,415,772)      (34,477,434)
         Bear Stearns Private Client
           Shares.....................          (4,668)               --
         Bear Stearns Premier
           Shares.....................          (2,540)               --
         Bear Stearns Premier Select
           Shares.....................          (2,246)               --
                                       ---------------  ----------------
      Net increase (decrease)......... $   103,960,743  $    (11,484,018)
                                       ===============  ================

   On April 30, 2004, two shareholders held approximately 44% of FedFund. Some of the shareholders are comprised of omnibus accounts. Although it is considered a single shareholder for purposes of determining its percentage of ownership of FedFund, each omnibus account executes transactions in FedFund shares on behalf of multiple underlying FedFund shareholders.

(D)  At April 30, 2004, net assets consisted of:

                                                         FEDFUND
                                                      --------------
            Paid-in capital.......................... $2,686,022,968
            Accumulated net realized gain on security
              transactions...........................         24,119
                                                      --------------
               Net Assets............................ $2,686,047,087
                                                      ==============

(E)  Federal Tax Information

   No provision is made for Federal taxes as it is the Trust's intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no long-term capital gain distributions for the year ended October 31, 2003.

   Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. As of October 31, 2003, there were no permanent differences with respect to FedFund Cash Reserve Shares.

                   Notes to Financial Statements (Concluded)


   The tax character of distributions paid during the last two fiscal years were as follows:

                                    TAX-FREE  ORDINARY
                                     INCOME    INCOME
                                    -------- -----------
                       FedFund
                          10/31/03.   $--    $31,715,282
                          10/31/02.    --     52,923,645

   As of October 31, 2003, the components of distributable earnings/(accumulated losses) were as follows:

                       UNDISTRIBUTED UNDISTRIBUTED
                         TAX-FREE      ORDINARY    CAPITAL LOSS
                          INCOME        INCOME     CARRYFORWARDS
                       ------------- ------------- -------------
               FedFund      $--       $1,868,589      $(1,281)

   At October 31, 2003, FedFund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                  EXPIRING OCTOBER 31
                    ------------------------------------------------
                    2004  2005  2006 2007 2008 2009 2010 2011 TOTAL
                    ---- ------ ---- ---- ---- ---- ---- ---- ------
            FedFund $--  $1,281 $--  $--  $--  $--  $--  $--  $1,281

(F)  Contingencies

   In the normal course of business, the Trust enters into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

                           BLACKROCK LIQUIDITY FUNDS

                            ADDITIONAL INFORMATION

   PricewaterhouseCoopers LLP ("PwC"), the former independent auditors to BlackRock Liquidity Funds [the "Registrant"], have been hired as an internal audit supporting service provider by The PNC Financial Services Group, Inc. ("PNC"), an affiliate of the Registrant's investment adviser and certain other of its service providers. In order to provide certain contemplated services to PNC and its affiliates in the future, which would cause PwC to no longer be independent with respect to the Registrant, PwC informed the Registrant on November 19, 2003 that it would decline to stand for re-election as independent auditors to the Registrant after the completion of the Registrant's fiscal 2003 audit.

   PwC's reports on the Registrant's financial statements for the fiscal years ended October 31, 2003 and October 31, 2002 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Registrant's fiscal years ended October 31, 2003 and October 31, 2002, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

   On November 19, 2003, the Registrant by action of its Board of Trustees upon the recommendation of its Audit Committee engaged Deloitte & Touche LLP as the independent auditors to audit the Registrant's financial statements for the fiscal year ending October 31, 2004. During the Registrant's fiscal years ended October 31, 2003 and October 31, 2002, neither the Registrant, its portfolios nor anyone on their behalf has consulted Deloitte & Touche LLP on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Registrant's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Investment Adviser
        BlackRock Institutional Management Corporation
        Wilmington, Delaware 19809

Co-Administrator
        BlackRock Institutional Management Corporation
        Wilmington, Delaware 19809

Co-Administrator and Transfer Agent
        PFPC Inc.
        Wilmington, Delaware 19809

Distributor
        BlackRock Distributors, Inc.
        King of Prussia, Pennsylvania 19406

Custodian
        PFPC Trust Co.
        Philadelphia, Pennsylvania 19153

Counsel
        Drinker Biddle & Reath LLP
        Philadelphia, Pennsylvania 19103

Independent Auditors
        Deloitte & Touche LLP
        Philadelphia, Pennsylvania 19103

A description of BlackRock Liquidity Funds' Proxy Voting Policies is available upon request and without charge by calling 1-800-821-7432 or at the Securities and Exchange Commission's website: www.sec.gov.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

We all have reasons to invest. Some of us have greater objectives. Sierra Club Mutual Funds are for people interested in uniting their financial goals with environmental progress.

     INVEST WITH A PURPOSE.
INVEST FOR OUR PLANET.


                                Sierra Club Mutual Funds
                                www.sierraclubfunds.com
                                E-Mail: info@sierraclubfunds.com
                                Toll-Free Tel: (866) 897-5982

                                [SEC File Number: 811-2354]
                                SCMMANN 4/04

                                Printed on recycled paper

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Not applicable for reports for periods ending before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a - 3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(c) under the 1940 Act) that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not attached, since it is not applicable for semi-annual reports.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3) Not applicable for the semi-annual reporting period ended April 30, 2004.

(b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock Liquidity Funds


By (Signature and Title)* /s/ Ralph L. Schlosstein
                          ------------------------------------------------------
                          Ralph L. Schlosstein, President
                          (principal executive officer)

Date June 29, 2004
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Ralph L. Schlosstein
                          ------------------------------------------------------
                          Ralph L. Schlosstein, President
                          (principal executive officer)

Date June 29, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Paul L. Audet
                          ------------------------------------------------------
                          Paul L. Audet, Treasurer
                          (principal financial officer)

Date June 24, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.